UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02368
Name of Registrant: Vanguard Fixed Income Securities Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: January 31
Date of reporting period: April 30, 2014
Item 1: Schedule of Investments

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.2%)
U.S. Government Securities (2.9%)
	United States Treasury Note/Bond	0.875%	4/15/17	1,250	1,251
	United States Treasury Note/Bond	2.750%	2/15/24	39,250	39,575
[1,2] United States Treasury Note/Bond		4.500%	2/15/36	279,875	333,314
3	United States Treasury Note/Bond	3.750%	11/15/43	5,447	5,739
	United States Treasury Note/Bond	3.625%	2/15/44	24,600	25,326
	United States Treasury Strip Principal	0.000%	2/15/36	50,550	23,940
					429,145
Agency Bonds and Notes (0.3%)
4	Tennessee Valley Authority	5.250%	9/15/39	28,800	33,416
4	Tennessee Valley Authority	3.500%	12/15/42	25,200	21,842
					55,258
Total U.S. Government and Agency Obligations (Cost $492,870)					484,403
Corporate Bonds (75.0%)
Finance (21.2%)
	Banking (12.4%)
	American Express Co.	4.050%	12/3/42	36,806	34,500
	Bank of America Corp.	5.875%	2/7/42	29,230	34,175
	Bank of America Corp.	5.000%	1/21/44	28,005	28,890
	Bank of America Corp.	4.875%	4/1/44	28,200	28,493
	Bank of America NA	6.000%	10/15/36	20,450	24,499
5	Bank of Tokyo-Mitsubishi UFJ Ltd.	4.700%	3/10/44	26,550	27,572
	Bank One Corp.	7.750%	7/15/25	25,000	32,356
	Bank One Corp.	7.625%	10/15/26	25,950	33,574
	Bank One Corp.	8.000%	4/29/27	30,869	40,496
	BPCE SA	4.000%	4/15/24	16,326	16,321
	Citigroup Inc.	6.875%	6/1/25	1,000	1,210
	Citigroup Inc.	6.625%	1/15/28	25,000	30,091
	Citigroup Inc.	6.625%	6/15/32	54,155	63,424
	Citigroup Inc.	5.875%	2/22/33	1,177	1,267
	Citigroup Inc.	6.000%	10/31/33	40,714	44,572
	Citigroup Inc.	6.125%	8/25/36	36,760	40,961
	Citigroup Inc.	8.125%	7/15/39	6,580	9,645
	Citigroup Inc.	5.875%	1/30/42	28,550	33,134
	Citigroup Inc.	6.675%	9/13/43	7,675	9,173
	Citigroup Inc.	4.950%	11/7/43	2,375	2,443
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.950%	11/9/22	19,500	19,530
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.625%	12/1/23	27,935	29,056
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	5.750%	12/1/43	34,730	38,642
	Credit Suisse USA Inc.	7.125%	7/15/32	5,300	7,300
6	Deutsche Bank AG	4.296%	5/24/28	18,685	17,862
	Goldman Sachs Group Inc.	6.125%	2/15/33	38,300	44,588
	Goldman Sachs Group Inc.	6.450%	5/1/36	51,921	57,822
	Goldman Sachs Group Inc.	6.750%	10/1/37	49,438	56,879
	Goldman Sachs Group Inc.	6.250%	2/1/41	24,525	29,185
	HSBC Bank USA NA	5.875%	11/1/34	50,700	58,344

HSBC Bank USA NA	5.625%	8/15/35	32,775	36,639
HSBC Holdings plc	7.625%	5/17/32	21,200	27,550
HSBC Holdings plc	6.500%	5/2/36	10,000	11,965
HSBC Holdings plc	6.500%	9/15/37	38,600	46,433
HSBC Holdings plc	6.800%	6/1/38	90,849	113,005
HSBC Holdings plc	5.250%	3/14/44	7,785	7,968
JPMorgan Chase & Co.	3.375%	5/1/23	13,775	13,167
JPMorgan Chase & Co.	6.400%	5/15/38	90,000	111,010
JPMorgan Chase & Co.	5.500%	10/15/40	24,415	27,398
JPMorgan Chase & Co.	5.600%	7/15/41	900	1,027
JPMorgan Chase & Co.	5.400%	1/6/42	95	105
JPMorgan Chase & Co.	5.625%	8/16/43	52,050	56,605
6 JPMorgan Chase & Co.	6.125%	12/29/49	610	610
Merrill Lynch & Co. Inc.	6.110%	1/29/37	14,850	16,791
Merrill Lynch & Co. Inc.	7.750%	5/14/38	19,355	25,856
Morgan Stanley	4.875%	11/1/22	12,215	12,867
Morgan Stanley	4.100%	5/22/23	7,905	7,850
Morgan Stanley	3.875%	4/29/24	14,400	14,284
Morgan Stanley	6.250%	8/9/26	10,460	12,494
Morgan Stanley	7.250%	4/1/32	44,360	58,406
Morgan Stanley	6.375%	7/24/42	35,695	43,766
5 Standard Chartered plc	5.200%	1/26/24	6,285	6,546
5 Standard Chartered plc	5.700%	3/26/44	4,375	4,428
5 Sumitomo Mitsui Financial Group Inc.	4.436%	4/2/24	30,500	30,934
Wachovia Corp.	6.605%	10/1/25	30,000	35,723
Wachovia Corp.	5.500%	8/1/35	23,955	26,446
Wells Fargo & Co.	5.375%	11/2/43	25,401	27,319
Wells Fargo & Co.	5.606%	1/15/44	153,318	170,943
6 Wells Fargo & Co.	5.900%	12/29/49	610	621

Brokerage (0.2%)
5 FMR LLC	6.450%	11/15/39	18,200	22,410
Invesco Finance plc	5.375%	11/30/43	2,000	2,196
Legg Mason Inc.	5.625%	1/15/44	2,000	2,106

Finance Companies (2.9%)
GATX Corp.	5.200%	3/15/44	5,420	5,745
General Electric Capital Corp.	5.300%	2/11/21	1,000	1,131
General Electric Capital Corp.	6.750%	3/15/32	126,920	165,237
General Electric Capital Corp.	7.500%	8/21/35	7,000	9,774
General Electric Capital Corp.	6.150%	8/7/37	4,525	5,558
General Electric Capital Corp.	5.875%	1/14/38	122,940	147,633
General Electric Capital Corp.	6.875%	1/10/39	62,270	83,162
6 General Electric Capital Corp.	6.250%	12/29/49	10,000	10,823

Insurance (5.6%)
ACE Capital Trust II	9.700%	4/1/30	9,000	13,163
ACE INA Holdings Inc.	4.150%	3/13/43	9,000	8,721
Aetna Inc.	4.125%	11/15/42	26,510	25,253
Aetna Inc.	4.750%	3/15/44	11,380	11,827
Aflac Inc.	6.450%	8/15/40	2,900	3,667
Allstate Corp.	4.500%	6/15/43	25,535	26,082
Arch Capital Group US Inc.	5.144%	11/1/43	14,510	15,608
AXA Financial Inc.	7.000%	4/1/28	24,910	29,436
AXIS Specialty Finance plc	5.150%	4/1/45	2,000	2,050
Berkshire Hathaway Inc.	4.500%	2/11/43	44,557	44,778
5 Guardian Life Insurance Co. of America	7.375%	9/30/39	12,375	16,890

5	Jackson National Life Insurance Co.	8.150%	3/15/27	200	257
5	John Hancock Life Insurance Co.	7.375%	2/15/24	30,000	36,379
[5,6] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	6,000	7,578
5	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	22,691	34,915
	MetLife Inc.	6.500%	12/15/32	900	1,152
	MetLife Inc.	4.125%	8/13/42	20,590	19,682
	MetLife Inc.	4.875%	11/13/43	2,049	2,174
5	Metropolitan Life Insurance Co.	7.800%	11/1/25	35,000	44,897
	Munich Re America Corp.	7.450%	12/15/26	7,600	9,779
5	Nationwide Mutual Insurance Co.	8.250%	12/1/31	6,285	8,337
5	Nationwide Mutual Insurance Co.	9.375%	8/15/39	39,846	61,098
5	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	13,196
5	New York Life Insurance Co.	5.875%	5/15/33	43,575	51,310
5	Pacific Life Insurance Co.	9.250%	6/15/39	29,145	43,878
6	Progressive Corp.	6.700%	6/15/67	1,051	1,169
	Prudential Financial Inc.	5.750%	7/15/33	11,700	13,356
	Prudential Financial Inc.	6.200%	11/15/40	9,420	11,651
5	Swiss Re Treasury US Corp.	4.250%	12/6/42	12,470	11,954
5	Teachers Insurance & Annuity Association of
	America	6.850%	12/16/39	22,752	30,120
	Travelers Cos. Inc.	6.750%	6/20/36	500	670
	Travelers Cos. Inc.	6.250%	6/15/37	1,355	1,721
	Travelers Cos. Inc.	4.600%	8/1/43	2,000	2,083
	UnitedHealth Group Inc.	5.800%	3/15/36	50,236	59,268
	UnitedHealth Group Inc.	6.500%	6/15/37	10,900	13,995
	UnitedHealth Group Inc.	6.625%	11/15/37	12,740	16,603
	UnitedHealth Group Inc.	6.875%	2/15/38	28,722	38,315
	UnitedHealth Group Inc.	4.625%	11/15/41	33,045	33,910
	UnitedHealth Group Inc.	4.375%	3/15/42	22,500	22,306
	WellPoint Inc.	6.375%	6/15/37	16,791	20,488
	WellPoint Inc.	4.625%	5/15/42	17,100	16,957
	XL Group plc	6.375%	11/15/24	3,000	3,581

	Real Estate Investment Trusts (0.1%)
	Simon Property Group LP	6.750%	2/1/40	10,700	14,349

					3,145,138
Industrial (39.7%)
	Basic Industry (0.8%)
	Barrick North America Finance LLC	5.700%	5/30/41	1,500	1,494
	Barrick North America Finance LLC	5.750%	5/1/43	1,500	1,519
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	15,000	14,306
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	38,000	40,982
	CF Industries Inc.	5.375%	3/15/44	16,495	17,319
	Dow Chemical Co.	7.375%	11/1/29	3,550	4,664
	Freeport-McMoRan Copper & Gold Inc.	5.450%	3/15/43	3,000	3,049
	Monsanto Co.	3.600%	7/15/42	600	541
	Monsanto Co.	4.650%	11/15/43	600	637
	Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	500	590
	Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	1,000	1,170
	PPG Industries Inc.	7.700%	3/15/38	475	659
	PPG Industries Inc.	5.500%	11/15/40	475	547
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	6,344	6,857
	Rio Tinto Finance USA plc	4.750%	3/22/42	5,746	5,777
	Rio Tinto Finance USA plc	4.125%	8/21/42	17,000	15,665
	Teck Resources Ltd.	5.200%	3/1/42	700	652

Capital Goods (3.5%)
3M Co.	6.375%	2/15/28	23,140	30,056
3M Co.	5.700%	3/15/37	13,500	16,436
Boeing Co.	6.125%	2/15/33	27,065	34,403
Boeing Co.	7.875%	4/15/43	8,000	11,778
Caterpillar Inc.	6.050%	8/15/36	1,500	1,840
Caterpillar Inc.	3.803%	8/15/42	48,008	43,692
Deere & Co.	7.125%	3/3/31	15,000	20,434
Deere & Co.	3.900%	6/9/42	25,060	23,594
Dover Corp.	6.600%	3/15/38	3,175	4,195
Emerson Electric Co.	5.250%	11/15/39	775	885
General Electric Co.	4.125%	10/9/42	16,725	16,331
General Electric Co.	4.500%	3/11/44	3,500	3,594
Honeywell International Inc.	5.700%	3/15/36	2,960	3,567
Honeywell International Inc.	5.700%	3/15/37	4,065	4,922
Illinois Tool Works Inc.	3.500%	3/1/24	12,245	12,363
Illinois Tool Works Inc.	3.900%	9/1/42	4,850	4,520
Lockheed Martin Corp.	6.150%	9/1/36	5,487	6,799
Lockheed Martin Corp.	5.500%	11/15/39	6,000	6,967
Lockheed Martin Corp.	4.850%	9/15/41	22,469	24,071
Raytheon Co.	4.875%	10/15/40	2,000	2,171
Raytheon Co.	4.700%	12/15/41	18,960	19,992
Rockwell Collins Inc.	4.800%	12/15/43	20,129	21,632
5 Siemens Financieringsmaatschappij NV	6.125%	8/17/26	1,600	1,960
United Technologies Corp.	7.500%	9/15/29	14,755	20,652
United Technologies Corp.	6.125%	7/15/38	50,475	64,340
United Technologies Corp.	5.700%	4/15/40	31,350	38,234
United Technologies Corp.	4.500%	6/1/42	84,855	87,902

Communication (8.6%)
21st Century Fox America Inc.	6.400%	12/15/35	25,200	30,589
21st Century Fox America Inc.	6.150%	2/15/41	9,300	11,198
21st Century Fox America Inc.	7.900%	12/1/95	10,000	12,408
Alltel Corp.	6.800%	5/1/29	2,697	3,294
Alltel Corp.	7.875%	7/1/32	24,162	32,956
America Movil SAB de CV	6.375%	3/1/35	3,600	4,190
America Movil SAB de CV	6.125%	3/30/40	23,920	27,436
America Movil SAB de CV	4.375%	7/16/42	4,250	3,870
AT&T Inc.	6.500%	9/1/37	6,000	7,120
AT&T Inc.	6.300%	1/15/38	4,000	4,662
AT&T Inc.	6.550%	2/15/39	2,000	2,399
AT&T Inc.	5.350%	9/1/40	145,161	150,615
AT&T Inc.	5.550%	8/15/41	11,630	12,415
AT&T Inc.	4.300%	12/15/42	76,705	69,236
AT&T Inc.	4.350%	6/15/45	90,058	81,011
CBS Corp.	7.875%	7/30/30	29,050	38,691
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	1,500	1,479
Comcast Corp.	4.250%	1/15/33	10,435	10,449
Comcast Corp.	7.050%	3/15/33	10,535	13,831
Comcast Corp.	5.650%	6/15/35	43,414	50,048
Comcast Corp.	6.450%	3/15/37	18,000	22,446
Comcast Corp.	6.950%	8/15/37	57,117	75,487
Comcast Corp.	6.400%	5/15/38	10,485	13,072
Comcast Corp.	6.550%	7/1/39	11,765	14,999
Comcast Corp.	6.400%	3/1/40	19,865	24,992
Comcast Corp.	4.650%	7/15/42	20,770	21,167

Comcast Corp.	4.500%	1/15/43	14,860	14,743
Comcast Corp.	4.750%	3/1/44	57,070	59,407
5 COX Communications Inc.	6.450%	12/1/36	9,000	10,149
5 COX Communications Inc.	8.375%	3/1/39	19,110	26,307
Deutsche Telekom International Finance BV	8.750%	6/15/30	17,530	25,299
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	2,500	2,781
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	1,000	1,068
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	13,000	12,682
NBCUniversal Media LLC	6.400%	4/30/40	2,050	2,577
NBCUniversal Media LLC	5.950%	4/1/41	8,000	9,588
NBCUniversal Media LLC	4.450%	1/15/43	34,460	34,024
Orange SA	9.000%	3/1/31	24,000	35,308
Qwest Corp.	6.875%	9/15/33	2,000	2,015
5 SES Global Americas Holdings GP	5.300%	3/25/44	1,500	1,547
Telefonica Emisiones SAU	4.570%	4/27/23	2,000	2,091
Telefonica Emisiones SAU	7.045%	6/20/36	3,500	4,361
Thomson Reuters Corp.	5.850%	4/15/40	1,000	1,103
Time Warner Cable Inc.	6.550%	5/1/37	36,530	44,795
Time Warner Cable Inc.	7.300%	7/1/38	12,635	16,750
Time Warner Cable Inc.	6.750%	6/15/39	8,320	10,488
Time Warner Cable Inc.	5.500%	9/1/41	500	551
Verizon Communications Inc.	7.750%	12/1/30	18,000	24,173
Verizon Communications Inc.	6.400%	9/15/33	13,500	16,282
Verizon Communications Inc.	5.850%	9/15/35	1,500	1,703
Verizon Communications Inc.	6.400%	2/15/38	41,149	49,178
Verizon Communications Inc.	6.900%	4/15/38	20,808	26,192
Verizon Communications Inc.	7.350%	4/1/39	1,100	1,445
Verizon Communications Inc.	6.550%	9/15/43	54,925	67,474
Verizon Maryland LLC	5.125%	6/15/33	10,800	10,939
Vodafone Group plc	6.150%	2/27/37	15,705	18,218
Vodafone Group plc	4.375%	2/19/43	10,000	9,297
WPP Finance 2010	5.625%	11/15/43	1,000	1,073

Consumer Cyclical (7.1%)
Brinker International Inc.	3.875%	5/15/23	2,000	1,911
CVS Caremark Corp.	6.250%	6/1/27	11,035	13,539
Daimler Finance North America LLC	8.500%	1/18/31	15,319	23,050
Ford Motor Co.	7.450%	7/16/31	20,750	27,082
Ford Motor Co.	4.750%	1/15/43	3,000	2,954
Historic TW Inc.	6.625%	5/15/29	24,775	30,717
Home Depot Inc.	5.875%	12/16/36	39,775	48,782
Home Depot Inc.	5.950%	4/1/41	12,600	15,458
Home Depot Inc.	4.875%	2/15/44	60,800	65,788
Lowe's Cos. Inc.	6.500%	3/15/29	24,210	29,852
Lowe's Cos. Inc.	5.500%	10/15/35	600	684
Lowe's Cos. Inc.	5.800%	10/15/36	9,300	10,998
Lowe's Cos. Inc.	6.650%	9/15/37	12,497	16,250
Lowe's Cos. Inc.	5.800%	4/15/40	8,850	10,511
Lowe's Cos. Inc.	5.000%	9/15/43	28,690	31,019
Macy's Retail Holdings Inc.	7.000%	2/15/28	1,250	1,539
Macy's Retail Holdings Inc.	4.300%	2/15/43	2,000	1,857
McDonald's Corp.	6.300%	10/15/37	29,470	37,512
McDonald's Corp.	6.300%	3/1/38	34,385	43,912
McDonald's Corp.	5.700%	2/1/39	25,600	30,677

McDonald's Corp.	3.625%	5/1/43	13,250	11,798
NIKE Inc.	3.625%	5/1/43	16,460	14,885
5 Nordstrom Inc.	5.000%	1/15/44	1,800	1,922
Target Corp.	6.500%	10/15/37	22,750	29,069
Target Corp.	7.000%	1/15/38	13,705	18,472
Target Corp.	4.000%	7/1/42	2,000	1,875
Time Warner Inc.	7.625%	4/15/31	10,000	13,650
Time Warner Inc.	6.500%	11/15/36	10,000	12,092
Viacom Inc.	4.500%	2/27/42	500	470
Viacom Inc.	4.375%	3/15/43	552	505
Viacom Inc.	4.875%	6/15/43	1,000	986
Viacom Inc.	5.850%	9/1/43	1,000	1,122
Viacom Inc.	5.250%	4/1/44	12,005	12,507
Wal-Mart Stores Inc.	7.550%	2/15/30	51,000	72,860
Wal-Mart Stores Inc.	5.250%	9/1/35	4,789	5,464
Wal-Mart Stores Inc.	6.500%	8/15/37	42,625	55,513
Wal-Mart Stores Inc.	6.200%	4/15/38	83,350	105,579
Wal-Mart Stores Inc.	5.625%	4/1/40	10,000	11,884
Wal-Mart Stores Inc.	4.875%	7/8/40	20,000	21,634
Wal-Mart Stores Inc.	5.000%	10/25/40	16,855	18,570
Wal-Mart Stores Inc.	5.625%	4/15/41	75,432	89,946
Wal-Mart Stores Inc.	4.000%	4/11/43	21,745	20,605
Wal-Mart Stores Inc.	4.750%	10/2/43	15,300	16,233
Wal-Mart Stores Inc.	4.300%	4/22/44	25,965	25,582
Walt Disney Co.	3.700%	12/1/42	9,000	8,313
Walt Disney Co.	7.550%	7/15/93	25,900	31,971

Consumer Noncyclical (12.3%)
Abbott Laboratories	6.000%	4/1/39	16,105	20,210
AbbVie Inc.	4.400%	11/6/42	16,050	16,157
Altria Group Inc.	9.950%	11/10/38	1,608	2,618
Altria Group Inc.	4.250%	8/9/42	9,105	8,257
Altria Group Inc.	5.375%	1/31/44	1,250	1,338
Amgen Inc.	6.375%	6/1/37	28,000	34,161
Amgen Inc.	5.375%	5/15/43	500	545
Anheuser-Busch Cos. LLC	6.750%	12/15/27	3,500	4,359
Anheuser-Busch Cos. LLC	6.800%	8/20/32	5,000	6,527
Anheuser-Busch Cos. LLC	5.750%	4/1/36	11,460	13,768
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	10,000	9,446
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,850	2,966
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	42,190	64,557
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	10,000	15,119
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	15,644	20,373
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	25,140	22,820
Archer-Daniels-Midland Co.	4.535%	3/26/42	30,674	31,440
Archer-Daniels-Midland Co.	4.016%	4/16/43	9,609	9,085
6 Ascension Health Alliance	4.847%	11/15/53	10,040	10,920
AstraZeneca plc	6.450%	9/15/37	66,280	85,466
Baxter International Inc.	3.650%	8/15/42	6,690	5,854
Becton Dickinson & Co.	7.000%	8/1/27	8,300	10,786
Becton Dickinson & Co.	6.700%	8/1/28	5,066	6,379
Bristol-Myers Squibb Co.	3.250%	8/1/42	5,800	4,761
Bristol-Myers Squibb Co.	4.500%	3/1/44	23,500	24,010
5 Cargill Inc.	6.125%	4/19/34	1,880	2,291
5 Cargill Inc.	6.125%	9/15/36	27,045	32,943
5 Cargill Inc.	6.625%	9/15/37	5,000	6,467
5 Cargill Inc.	4.100%	11/1/42	15,500	14,703

6 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	4,000	3,716
City of Hope	5.623%	11/15/43	10,000	10,763
Delhaize Group SA	5.700%	10/1/40	3,000	3,098
Diageo Capital plc	3.875%	4/29/43	12,400	11,502
Diageo Investment Corp.	4.250%	5/11/42	5,000	4,947
Dignity Health California GO	4.500%	11/1/42	20,865	18,911
Eli Lilly & Co.	5.500%	3/15/27	16,125	18,869
Eli Lilly & Co.	5.950%	11/15/37	1,000	1,236
Eli Lilly & Co.	4.650%	6/15/44	25,625	26,554
Express Scripts Holding Co.	6.125%	11/15/41	1,000	1,205
Gilead Sciences Inc.	5.650%	12/1/41	19,960	23,569
Gilead Sciences Inc.	4.800%	4/1/44	21,355	22,260
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	18,497	21,307
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	55,905	72,190
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	10,200	10,050
Johnson & Johnson	6.950%	9/1/29	22,457	30,763
Johnson & Johnson	5.950%	8/15/37	2,742	3,484
Johnson & Johnson	4.500%	9/1/40	12,015	12,686
Johnson & Johnson	4.500%	12/5/43	7,950	8,367
Kaiser Foundation Hospitals	4.875%	4/1/42	31,825	34,086
Kellogg Co.	7.450%	4/1/31	19,420	24,525
Kimberly-Clark Corp.	6.625%	8/1/37	5,300	7,091
Kimberly-Clark Corp.	5.300%	3/1/41	10,800	12,492
Koninklijke Philips NV	6.875%	3/11/38	2,090	2,769
Koninklijke Philips NV	5.000%	3/15/42	510	549
Kraft Foods Group Inc.	6.875%	1/26/39	6,750	8,836
Kraft Foods Group Inc.	5.000%	6/4/42	2,500	2,665
Lorillard Tobacco Co.	7.000%	8/4/41	2,000	2,355
6 Mayo Clinic	3.774%	11/15/43	13,095	11,828
McKesson Corp.	4.883%	3/15/44	18,395	18,965
Medtronic Inc.	6.500%	3/15/39	21,200	27,738
Medtronic Inc.	4.500%	3/15/42	9,000	9,292
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	26,775	28,994
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	11,285	10,177
Merck & Co. Inc.	6.500%	12/1/33	27,220	36,001
Merck & Co. Inc.	6.550%	9/15/37	43,715	57,584
Merck & Co. Inc.	3.600%	9/15/42	4,900	4,320
Merck & Co. Inc.	4.150%	5/18/43	11,325	10,974
Merck Sharp & Dohme Corp.	5.750%	11/15/36	12,800	15,463
Merck Sharp & Dohme Corp.	5.850%	6/30/39	23,920	29,461
Mylan Inc.	5.400%	11/29/43	2,870	3,079
North Shore Long Island Jewish Health Care
Inc.	4.800%	11/1/42	11,015	10,507
North Shore-Long Island Jewish Health Care
Inc. Revenue	6.150%	11/1/43	25,000	29,415
Novartis Capital Corp.	3.700%	9/21/42	2,000	1,829
Novartis Capital Corp.	4.400%	5/6/44	37,295	38,054
Pepsi Bottling Group Inc.	7.000%	3/1/29	17,000	22,517
PepsiCo Inc.	5.500%	1/15/40	25,450	29,606
PepsiCo Inc.	4.875%	11/1/40	14,375	15,439
PepsiCo Inc.	4.000%	3/5/42	16,372	15,379
Pfizer Inc.	7.200%	3/15/39	60,817	83,652
Pfizer Inc.	4.300%	6/15/43	15,300	14,979
Pharmacia Corp.	6.750%	12/15/27	28,000	35,233
Philip Morris International Inc.	6.375%	5/16/38	31,340	39,384

Philip Morris International Inc.	4.125%	3/4/43	10,000	9,461
Philip Morris International Inc.	4.875%	11/15/43	31,930	33,936
Procter & Gamble Co.	5.500%	2/1/34	13,500	16,103
Procter & Gamble Co.	5.550%	3/5/37	14,000	16,783
5 Roche Holdings Inc.	7.000%	3/1/39	47,905	67,715
5 SABMiller Holdings Inc.	4.950%	1/15/42	19,000	20,380
5 SC Johnson & Son Inc.	4.000%	5/15/43	15,045	14,351
St. Jude Medical Inc.	4.750%	4/15/43	37,690	38,474
5 Tesco plc	6.150%	11/15/37	22,020	25,282
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	2,500	2,949
Wyeth LLC	6.000%	2/15/36	1,600	1,985
Wyeth LLC	5.950%	4/1/37	72,150	87,019

Energy (3.0%)
Apache Corp.	6.000%	1/15/37	2,000	2,405
Apache Corp.	5.100%	9/1/40	5,665	6,068
Apache Corp.	4.750%	4/15/43	65,260	67,146
Burlington Resources Finance Co.	7.400%	12/1/31	23,500	32,819
Cameron International Corp.	5.950%	6/1/41	1,250	1,415
ConocoPhillips	7.000%	3/30/29	13,150	17,123
ConocoPhillips	5.900%	10/15/32	20,300	24,791
ConocoPhillips	6.500%	2/1/39	67,235	89,760
Diamond Offshore Drilling Inc.	5.700%	10/15/39	500	556
Diamond Offshore Drilling Inc.	4.875%	11/1/43	2,000	1,965
Encana Corp.	6.500%	8/15/34	15,463	18,757
Encana Corp.	5.150%	11/15/41	8,845	9,331
Halliburton Co.	6.700%	9/15/38	1,000	1,325
Marathon Oil Corp.	6.600%	10/1/37	7,750	9,867
Shell International Finance BV	6.375%	12/15/38	52,060	68,504
Shell International Finance BV	5.500%	3/25/40	19,455	22,993
Shell International Finance BV	4.550%	8/12/43	13,565	14,160
Tosco Corp.	7.800%	1/1/27	15,000	20,720
Tosco Corp.	8.125%	2/15/30	20,000	29,109
Transocean Inc.	7.500%	4/15/31	500	584
Transocean Inc.	6.800%	3/15/38	1,000	1,078
Transocean Inc.	7.350%	12/15/41	1,100	1,337

Other Industrial (0.4%)
5 Hutchison Whampoa International 11 Ltd.	4.625%	1/13/22	21,060	22,275
Massachusetts Institute of Technology GO	5.600%	7/1/11	6,000	7,581
6 Northwestern University GO	4.643%	12/1/44	25,315	26,972

Technology (2.7%)
Apple Inc.	3.850%	5/4/43	45,455	41,251
Apple Inc.	4.450%	5/6/44	19,330	19,302
Cisco Systems Inc.	5.900%	2/15/39	37,500	45,298
Cisco Systems Inc.	5.500%	1/15/40	27,000	31,091
Hewlett-Packard Co.	6.000%	9/15/41	3,500	3,847
HP Enterprise Services LLC	7.450%	10/15/29	3,868	4,685
Intel Corp.	4.800%	10/1/41	24,080	25,411
Intel Corp.	4.250%	12/15/42	9,240	8,959
International Business Machines Corp.	7.000%	10/30/25	30,400	39,708
International Business Machines Corp.	4.000%	6/20/42	25,600	24,317
Microsoft Corp.	5.300%	2/8/41	15,000	17,294
Microsoft Corp.	3.500%	11/15/42	1,750	1,529
Microsoft Corp.	3.750%	5/1/43	10,000	9,315
Microsoft Corp.	4.875%	12/15/43	1,000	1,092

Oracle Corp.	6.500%	4/15/38	40,833	53,237
Oracle Corp.	6.125%	7/8/39	19,559	24,492
Oracle Corp.	5.375%	7/15/40	38,580	44,334
Verisk Analytics Inc.	4.125%	9/12/22	1,500	1,519

Transportation (1.3%)
Burlington Northern Santa Fe LLC	6.875%	12/1/27	15,000	18,670
Burlington Northern Santa Fe LLC	5.750%	5/1/40	18,888	22,102
Burlington Northern Santa Fe LLC	5.400%	6/1/41	8,197	9,180
Burlington Northern Santa Fe LLC	4.950%	9/15/41	5,500	5,825
Burlington Northern Santa Fe LLC	4.400%	3/15/42	9,000	8,803
Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,775	9,505
Burlington Northern Santa Fe LLC	5.150%	9/1/43	4,000	4,360
Canadian Pacific Railway Co.	7.125%	10/15/31	713	926
Canadian Pacific Railway Co.	5.750%	3/15/33	360	414
Canadian Pacific Railway Co.	5.950%	5/15/37	500	599
CSX Corp.	6.220%	4/30/40	10,620	13,196
CSX Corp.	4.400%	3/1/43	21,185	20,747
5 ERAC USA Finance LLC	7.000%	10/15/37	15,821	20,398
FedEx Corp.	5.100%	1/15/44	3,605	3,817
6 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	2,250	2,188
Union Pacific Corp.	4.250%	4/15/43	7,625	7,452
Union Pacific Corp.	4.750%	12/15/43	19,050	20,215
Union Pacific Corp.	4.821%	2/1/44	2,000	2,139
6 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	2,200	2,261
6 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	4/11/26	2,500	2,525
United Parcel Service Inc.	6.200%	1/15/38	8,350	10,709
United Parcel Service Inc.	4.875%	11/15/40	3,000	3,307
United Parcel Service Inc.	3.625%	10/1/42	1,500	1,363
				5,884,527
Utilities (14.1%)
Electric (13.0%)
Alabama Power Co.	5.700%	2/15/33	12,800	15,204
Alabama Power Co.	6.000%	3/1/39	5,475	6,848
Alabama Power Co.	5.500%	3/15/41	13,015	15,444
Alabama Power Co.	5.200%	6/1/41	15,000	17,176
Appalachian Power Co.	6.700%	8/15/37	38,600	49,354
Berkshire Hathaway Energy Co.	6.125%	4/1/36	17,452	21,268
Berkshire Hathaway Energy Co.	5.950%	5/15/37	9,675	11,566
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	15,775	14,115
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,000	1,046
Commonwealth Edison Co.	3.800%	10/1/42	22,805	21,125
Commonwealth Edison Co.	4.600%	8/15/43	12,560	13,229
Commonwealth Edison Co.	4.700%	1/15/44	15,955	17,134
Connecticut Light & Power Co.	6.350%	6/1/36	15,000	19,231
Connecticut Light & Power Co.	4.300%	4/15/44	2,660	2,678
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	9,330	10,297
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	12,104
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	7,980	10,078
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	17,245
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	6,250	7,216
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	9,045	10,893
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,250	9,956
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	16,485	15,436

Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	44,625	44,925
Duke Energy Carolinas LLC	6.450%	10/15/32	8,200	10,358
Duke Energy Carolinas LLC	6.100%	6/1/37	52,400	64,625
Duke Energy Carolinas LLC	6.050%	4/15/38	2,440	3,079
Duke Energy Carolinas LLC	5.300%	2/15/40	5,500	6,362
Duke Energy Carolinas LLC	4.250%	12/15/41	18,000	17,974
Duke Energy Carolinas LLC	4.000%	9/30/42	43,242	41,614
Duke Energy Florida Inc.	6.750%	2/1/28	22,375	26,439
Duke Energy Florida Inc.	5.650%	4/1/40	11,860	14,412
Duke Energy Indiana Inc.	6.120%	10/15/35	2,723	3,305
Duke Energy Indiana Inc.	6.350%	8/15/38	4,000	5,178
Duke Energy Indiana Inc.	6.450%	4/1/39	9,100	11,974
Duke Energy Indiana Inc.	4.200%	3/15/42	14,100	13,942
Duke Energy Indiana Inc.	4.900%	7/15/43	27,475	30,157
Duke Energy Progress Inc.	5.700%	4/1/35	7,500	8,813
Duke Energy Progress Inc.	4.100%	3/15/43	15,000	14,703
Duke Energy Progress Inc.	4.375%	3/30/44	2,000	2,053
5 EDP Finance BV	5.250%	1/14/21	125	130
Exelon Generation Co. LLC	4.250%	6/15/22	3,000	3,082
FirstEnergy Corp.	4.250%	3/15/23	1,354	1,326
Florida Power & Light Co.	5.625%	4/1/34	16,275	19,616
Florida Power & Light Co.	5.400%	9/1/35	13,380	15,691
Florida Power & Light Co.	6.200%	6/1/36	3,500	4,489
Florida Power & Light Co.	5.690%	3/1/40	7,350	9,027
Florida Power & Light Co.	5.250%	2/1/41	19,780	23,030
Florida Power & Light Co.	4.125%	2/1/42	12,000	11,894
Florida Power & Light Co.	3.800%	12/15/42	26,975	25,320
Georgia Power Co.	5.950%	2/1/39	20,577	25,145
Georgia Power Co.	5.400%	6/1/40	10,100	11,573
Georgia Power Co.	4.750%	9/1/40	9,055	9,533
Georgia Power Co.	4.300%	3/15/42	5,000	4,937
Georgia Power Co.	4.300%	3/15/43	6,588	6,535
6 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	23,109	23,785
MidAmerican Energy Co.	5.800%	10/15/36	5,000	6,106
MidAmerican Energy Co.	4.800%	9/15/43	30,000	32,545
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	57,250	81,547
Nevada Power Co.	6.650%	4/1/36	6,530	8,605
Nevada Power Co.	5.375%	9/15/40	18,230	21,021
Nevada Power Co.	5.450%	5/15/41	23,620	27,647
Northern States Power Co.	6.200%	7/1/37	39,400	50,450
Northern States Power Co.	3.400%	8/15/42	8,945	7,795
Oklahoma Gas & Electric Co.	6.500%	4/15/28	12,770	15,111
Oklahoma Gas & Electric Co.	4.550%	3/15/44	500	522
Pacific Gas & Electric Co.	6.050%	3/1/34	48,505	58,589
Pacific Gas & Electric Co.	5.800%	3/1/37	8,862	10,426
Pacific Gas & Electric Co.	6.350%	2/15/38	8,192	10,184
Pacific Gas & Electric Co.	6.250%	3/1/39	35,905	44,316
Pacific Gas & Electric Co.	5.400%	1/15/40	20,400	22,947
Pacific Gas & Electric Co.	4.500%	12/15/41	700	695
Pacific Gas & Electric Co.	5.125%	11/15/43	1,500	1,637
Pacific Gas & Electric Co.	4.750%	2/15/44	20,250	21,079
PacifiCorp	6.100%	8/1/36	15,000	18,843
PacifiCorp	6.250%	10/15/37	7,815	10,067
PacifiCorp	6.350%	7/15/38	20,000	26,023
PacifiCorp	6.000%	1/15/39	34,100	42,690
PacifiCorp	4.100%	2/1/42	25,070	24,504

Peco Energy Co.	4.800%	10/15/43	24,430	26,810
Potomac Electric Power Co.	4.150%	3/15/43	1,122	1,102
PPL Capital Funding Inc.	5.000%	3/15/44	24,735	26,004
PPL Electric Utilities Corp.	6.250%	5/15/39	10,075	12,960
Progress Energy Inc.	7.750%	3/1/31	5,367	7,489
PSEG Power LLC	8.625%	4/15/31	26,547	38,313
Public Service Co. of Colorado	3.600%	9/15/42	15,055	13,614
Public Service Electric & Gas Co.	3.650%	9/1/42	23,483	21,468
Puget Sound Energy Inc.	6.724%	6/15/36	10,000	13,421
Puget Sound Energy Inc.	6.274%	3/15/37	4,700	6,075
Puget Sound Energy Inc.	5.757%	10/1/39	825	1,014
Puget Sound Energy Inc.	5.795%	3/15/40	18,500	22,894
Puget Sound Energy Inc.	5.764%	7/15/40	4,520	5,571
South Carolina Electric & Gas Co.	6.625%	2/1/32	35,000	44,979
South Carolina Electric & Gas Co.	6.050%	1/15/38	10,600	13,323
South Carolina Electric & Gas Co.	5.450%	2/1/41	3,042	3,590
South Carolina Electric & Gas Co.	4.350%	2/1/42	31,787	32,202
South Carolina Electric & Gas Co.	4.600%	6/15/43	3,330	3,484
Southern California Edison Co.	6.000%	1/15/34	20,095	24,880
Southern California Edison Co.	5.950%	2/1/38	16,100	19,864
Southern California Edison Co.	4.500%	9/1/40	12,000	12,416
Southern California Edison Co.	3.900%	12/1/41	5,425	5,136
Southern California Edison Co.	4.050%	3/15/42	7,625	7,366
Southern California Edison Co.	4.650%	10/1/43	29,150	30,949
Southwestern Public Service Co.	4.500%	8/15/41	25,055	25,899
Tampa Electric Co.	6.150%	5/15/37	35,000	43,935
Virginia Electric & Power Co.	6.000%	5/15/37	57,330	71,594
Virginia Electric & Power Co.	4.650%	8/15/43	2,000	2,127
Wisconsin Public Service Corp.	4.752%	11/1/44	17,500	19,029

Natural Gas (1.1%)
5 Centrica plc	5.375%	10/16/43	1,750	1,846
5 Dominion Gas Holdings LLC	4.800%	11/1/43	875	912
Energy Transfer Partners LP	6.050%	6/1/41	1,500	1,673
Energy Transfer Partners LP	5.150%	2/1/43	12,825	12,750
6 Enterprise Products Operating LLC	8.375%	8/1/66	1,835	2,078
KeySpan Corp.	5.875%	4/1/33	12,000	13,787
KeySpan Corp.	5.803%	4/1/35	10,000	11,503
Southern California Gas Co.	5.125%	11/15/40	840	958
Southern California Gas Co.	3.750%	9/15/42	12,265	11,415
Texas Eastern Transmission LP	7.000%	7/15/32	15,300	19,683
TransCanada PipeLines Ltd.	4.625%	3/1/34	2,000	2,090
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,500	1,862
TransCanada PipeLines Ltd.	7.625%	1/15/39	50,300	72,145
TransCanada PipeLines Ltd.	6.100%	6/1/40	2,300	2,797
TransCanada PipeLines Ltd.	5.000%	10/16/43	700	753

				2,090,778
Total Corporate Bonds (Cost $9,946,239)				11,120,443
Sovereign Bonds (U.S. Dollar-Denominated) (2.1%)
5 CDP Financial Inc.	5.600%	11/25/39	15,000	18,247
5 CNOOC Finance 2011 Ltd.	5.750%	1/26/41	9,620	10,807
5 CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	21,540	24,781
5 EDF SA	5.600%	1/27/40	5,300	5,901
5 Electricite de France	4.875%	1/22/44	26,075	26,736
5 Electricite de France	6.000%	1/22/14	2,280	2,479

5 Electricite de France SA	6.950%	1/26/39	18,040	23,414
7 Federative Republic of Brazil	2.875%	4/1/21	950	1,326
Federative Republic of Brazil	7.125%	1/20/37	2,100	2,582
Federative Republic of Brazil	5.625%	1/7/41	2,000	2,091
Gazprom OAO Via Gaz Capital SA	8.625%	4/28/34	1,500	1,651
Inter-American Development Bank	4.375%	1/24/44	5,000	5,310
KazMunayGas National Co. JSC	5.750%	4/30/43	3,000	2,724
5 OCP SA	5.625%	4/25/24	275	276
Pertamina Persero PT	6.000%	5/3/42	650	580
Petrobras Global Finance BV	4.875%	3/17/20	3,400	3,450
Petrobras Global Finance BV	6.250%	3/17/24	4,500	4,717
Petrobras Global Finance BV	5.625%	5/20/43	500	436
Petroleos Mexicanos	5.500%	1/21/21	6,000	6,584
5 Petroleos Mexicanos	6.375%	1/23/45	2,400	2,632
Quebec	7.500%	9/15/29	9,000	12,559
6 Republic of Colombia	2.625%	3/15/23	1,500	1,375
6 Republic of Colombia	5.625%	2/26/44	2,300	2,476
5 Republic of Costa Rica	7.000%	4/4/44	2,000	1,990
Republic of Hungary	5.375%	3/25/24	750	773
Republic of Indonesia	3.375%	4/15/23	500	452
5 Republic of Indonesia	6.625%	2/17/37	2,000	2,160
Republic of Indonesia	6.625%	2/17/37	1,000	1,082
5 Republic of Indonesia	6.750%	1/15/44	2,850	3,165
Republic of Panama	9.375%	4/1/29	2,500	3,606
6 Republic of Peru	6.550%	3/14/37	3,000	3,698
Republic of Poland	4.000%	1/22/24	1,000	1,010
Republic of Turkey	5.750%	3/22/24	7,900	8,441
Rosneft Oil Co. via Rosneft International
Finance Ltd.	4.199%	3/6/22	500	419
6 Russian Federation	7.500%	3/31/30	7,535	8,402
5 Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	3,000	3,027
Statoil ASA	5.100%	8/17/40	12,550	14,089
Statoil ASA	3.950%	5/15/43	6,725	6,363
5 Temasek Financial I Ltd.	3.375%	7/23/42	28,355	23,963
United Mexican States	4.750%	3/8/44	62,676	60,911
United Mexican States	5.550%	1/21/45	750	818
United Mexican States	5.750%	10/12/10	2,000	2,015
Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	1,350	1,323
Total Sovereign Bonds (Cost $302,410)				310,841
Taxable Municipal Bonds (16.1%)
Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.420%	5/1/21	1,000	1,005
Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.620%	5/1/22	1,930	1,944
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	59,240	67,369
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	725	980
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	17,420	21,410
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	50,115	66,697
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	25,730	33,810
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	13,775	19,282
California GO	7.500%	4/1/34	30,655	42,119

California GO	6.509%	4/1/39	28,365	31,887
California GO	7.550%	4/1/39	61,550	87,607
California GO	7.300%	10/1/39	109,045	148,825
California GO	7.350%	11/1/39	1,955	2,684
California GO	7.625%	3/1/40	30,135	42,603
California GO	7.600%	11/1/40	74,320	106,643
California Public Works Board Lease Revenue
(Various Capital Projects)	8.361%	10/1/34	11,665	14,794
Chicago IL GO	5.432%	1/1/42	14,920	14,255
Chicago IL GO	6.314%	1/1/44	1,500	1,613
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	15,710	19,118
8 Commonwealth Financing Authority
Pennsylvania Revenue	5.197%	6/1/26	25,000	26,897
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,740	2,223
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,200	2,444
Duke University North Carolina Revenue	5.850%	4/1/37	30,450	37,694
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	39,585	46,076
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	14,620	16,494
Houston TX GO	6.290%	3/1/32	24,610	29,696
Illinois GO	5.100%	6/1/33	166,920	166,558
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	19,300	23,712
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	170	201
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	4,175	5,004
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	11,850	14,153
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	30,580	41,151
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	4,155	5,683
Los Angeles CA Unified School District GO	5.755%	7/1/29	19,500	23,002
Los Angeles CA Unified School District GO	5.750%	7/1/34	10,390	12,392
Los Angeles CA Unified School District GO	6.758%	7/1/34	64,235	84,736
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	15,100	17,520
Mississippi GO	5.539%	10/1/29	14,450	16,750
Missouri State Health & Educational Facilities
Authority	3.685%	2/15/47	9,000	8,096
9 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	50,002	64,077
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	57,834	82,227
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	67,555	92,976
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	12,780	15,660
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	18,210	22,986
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	6,980	8,877
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.282%	6/15/42	7,225	7,986
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	32,580	40,594

	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	2,875	3,387
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	65,755	93,540
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,950	7,348
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	7,325	8,396
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	19,595	23,171
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.600%	3/15/40	2,000	2,360
	New York State GO	5.590%	3/1/35	10,000	11,763
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	26,971	36,352
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	12,300	13,497
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	31,483	31,288
	Oregon GO	5.892%	6/1/27	14,590	17,496
[10] Oregon School Boards Association GO		4.759%	6/30/28	10,000	10,702
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	20,335	24,851
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	21,245	24,776
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	13,550	15,802
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	2,000	2,155
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	9,260	9,689
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	42,380	44,459
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	34,890	33,766
2	President & Fellows of Harvard College
	Massachusetts GO	6.300%	10/1/37	60,993	67,245
	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue	4.839%	1/1/41	16,625	18,319
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	10,450	13,097
	San Antonio TX Electric & Gas Systems
	Revenue	4.427%	2/1/42	13,370	13,740
	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.950%	11/1/50	13,325	18,058
	State of Connecticut	5.770%	3/15/25	18,265	22,080
	Texas Transportation Commission Revenue	5.178%	4/1/30	3,690	4,293
	Texas Transportation Commission Revenue	4.631%	4/1/33	5,955	6,552
	University of California Regents General
	Revenue	4.601%	5/15/31	11,165	12,124
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	25,770	32,707
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	8,695	11,109
	University of California Revenue	5.770%	5/15/43	5,155	6,172
	University of California Revenue	4.765%	5/15/44	9,290	9,429
	University of California Revenue	4.858%	5/15/12	38,625	37,178

University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	11,500	13,465
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	8,915	9,772
Washington GO	5.481%	8/1/39	8,890	10,421
8 Wisconsin GO	5.700%	5/1/26	23,025	25,887
Total Taxable Municipal Bonds (Cost $2,121,548)				2,386,956
			Shares
Temporary Cash Investments (2.5%)
Money Market Fund (1.1%)
[11] Vanguard Market Liquidity Fund	0.124%		158,436,435	158,436

			Face
			Amount
			($000)
Repurchase Agreements (1.3%)
Bank of America Securities, LLC
(Dated 4/30/14, Repurchase Value
$79,500,000, collateralized by Government
National Mortgage Assn. 4.000%, 4/20/44,
with a value of $81,090,000)	0.050%	5/1/14	79,500	79,500
Barclays Capital Inc.
(Dated 4/30/14, Repurchase Value
$91,000,000, collateralized by U.S.
Treasury Note/Bond 0.750%, 2/28/18, with
a value of $92,820,000)	0.040%	5/1/14	91,000	91,000
Citigroup Global Markets Inc.
(Dated 4/30/14, Repurchase Value
$20,700,000, collateralized by U.S.
Treasury Bill 0.000%, 9/25/14, and U.S.
Treasury Note/Bond 2.750%, 2/15/24, with
a value of $21,114,000)	0.040%	5/1/14	20,700	20,700
				191,200
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	0.091%	6/5/14	20,000	20,000
Total Temporary Cash Investments (Cost $369,636)				369,636
Total Investments (98.9%) (Cost $13,232,703)				14,672,279
Other Assets and Liabilities-Net (1.1%)[12]				160,359
Net Assets (100%)				14,832,638

1 Securities with a value of $23,023,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $4,962,000 have been segregated as initial margin for open futures contracts.
3 Securities with a value of $467,000 have been segregated as collateral for open over-the-counter swap contracts.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $873,855,000, representing 5.9% of net assets.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 Face amount denominated in Euro.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).

11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
12 Cash of $4,966,000 has been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	484,403	—
Corporate Bonds	—	11,120,443	—
Sovereign Bonds	—	310,841	—
Taxable Municipal Bonds	—	2,386,956	—

Temporary Cash Investments	158,436	211,200	—
Futures Contracts—Assets[1]	2,691	—	—
Futures Contracts—Liabilities[1]	(3,477)	—	—
Forward Contracts—Liabilities	—	(7)	—
Swap Contracts—Assets	1,297[1]	15,309	—
Swap Contracts—Liabilities	(421)[1]	—	—
Total	158,526	14,529,145	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
		Contracts
Futures Contracts	Expiration		Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2014	(7,821)	(973,103)	(2,924)
30-Year U.S. Treasury Bond	June 2014	3,980	537,051	8,698
Ultra Long U.S. Treasury Bond	June 2014	603	88,811	3,674
2-Year U.S. Treasury Note	June 2014	(329)	(72,339)	(96)
5-Year U.S. Treasury Note	June 2014	138	16,485	61
Dow Jones EURO STOXX 50 Index	June 2014	(5)	(1,006)	(1)
				9,412

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	6/3/14	USD	1,305	EUR	942	(2)
Bank of America	5/2/14	USD	1,300	EUR	942	(7)
BNP Paribas	5/2/14	EUR	942	USD	1,305	2
						(7)
EUR—Euro.
USD—U.S. dollar.

G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of pre-qualified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At April 30, 2014, the portfolio had the following open swap contracts:

Centrally Cleared Credit Default Swap
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid	(Paid)	(Depreciation)
Reference Entity	Date	Clearinghouse[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
CDX—IG22V1/Aa3[2]	6/20/19	CME	1,156,887	(15,838)	1.000%	4,540
1 CME—Chicago Mercantile Exchange
2 Investment Grade Corporate Credit Default Swap Index—Version 22.

Over-the Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Federative Republic of
Brazil/Baa2	6/20/19	GSCM	2,000	58	1.000	12
Federative Republic of
Brazil/Baa2	6/20/19	MSCS	2,500	78	1.000	21
CDX—IGS14V1—10yr/Baa3[2]	6/20/20	BOANA	100,000	103	1.000	1,652
CDX—IGS16V1—10yr/Baa3[3]	6/20/21	GSI	200,000	3,022	1.000	4,584
CDX—IGS19V1—10yr/Baa3[4]	12/20/22	BOANA	25,000	727	1.000	705
CDX—IGS19V1—10yr/Baa3[4]	12/20/22	BOANA	300,000	8,556	1.000	8,302
Republic of Chile/Aa3	6/20/19	BOANA	10,000	(102)	1.000	9
Republic of Peru/Aa3	6/20/19	DBAG	4,300	29	1.000	19
Republic of Turkey/Baa3	6/20/19	MSCS	3,500	167	1.000	5
			647,300			15,309

Credit Protection Purchased
Russian Federation	6/20/19	GSCM	475	(34)	(1.000)	—
						15,309

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 BOANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley.
2 Investment Grade Corporate Credit Default Swap Index—Version 14.
3 Investment Grade Corporate Credit Default Swap Index—Version 16.

4 Investment Grade Corporate Credit Default Swap Index—Version 19.

Centrally Cleared Interest Rate Swaps

			Fixed	Floating
			Interest Rate	Interest Rate	Unrealized
		Notional	Received	Received	Appreciation
Termination		Amount	(Paid)	(Paid )	(Depreciation)
Date	Clearinghouse[1]	($000)	(%)	(% )	($000)
12/20/33	CME	83,600	(3.678)	0.235 [2]	(4,474)
12/20/43	CME	57,200	3.830	(0.235) [2]	4,308
6/18/44	CME	10,900	3.750	(0.000) [2]	454
					288

1 CME—Chicago Mercantile Exchange
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

At April 30, 2014, counterparties had deposited in segregated accounts securities with a value of $1,972,000 in connection with open swap contracts.

H. At April 30, 2014, the cost of investment securities for tax purposes was $13,232,858,000. Net unrealized appreciation of investment securities for tax purposes was $1,439,421,000, consisting of unrealized gains of $1,538,036,000 on securities that had risen in value since their purchase and $98,615,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund

Schedule of Investments
As of April 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
Conventional Mortgage-Backed Securities (98.1%)
[1,2] Fannie Mae Pool	2.370%	4/1/23–5/1/23	126,820	120,102
[1,2] Fannie Mae Pool	2.410%	12/1/22	4,009	3,825
[1,2] Fannie Mae Pool	2.440%	11/1/22–1/1/23	7,111	6,756
[1,2] Fannie Mae Pool	2.450%	8/1/22–4/1/23	7,156	6,849
[1,2] Fannie Mae Pool	2.480%	8/1/22	707	684
[1,2] Fannie Mae Pool	2.550%	2/1/23–5/1/23	8,866	8,513
[1,2] Fannie Mae Pool	2.700%	4/1/23	1,157	1,121
[1,2] Fannie Mae Pool	2.730%	2/1/23	960	934
[1,2] Fannie Mae Pool	2.750%	3/1/22	502	494
[1,2] Fannie Mae Pool	2.790%	6/1/23	1,975	1,925
[1,2] Fannie Mae Pool	2.860%	4/1/23	1,044	1,024
[1,2] Fannie Mae Pool	2.900%	3/1/23	1,223	1,203
[1,2] Fannie Mae Pool	2.910%	8/1/23	1,662	1,635
[1,2] Fannie Mae Pool	2.940%	6/1/23	988	974
[1,2] Fannie Mae Pool	2.950%	5/1/25–5/1/28	18,776	17,989
[1,2] Fannie Mae Pool	2.970%	7/1/23	8,108	8,010
1,2,3Fannie Mae Pool	3.000%	5/1/44	366,600	357,321
[1,2] Fannie Mae Pool	3.040%	7/1/23	2,717	2,699
[1,2] Fannie Mae Pool	3.100%	5/1/33	2,207	2,092
[1,2] Fannie Mae Pool	3.220%	7/1/23	1,569	1,579
[1,2] Fannie Mae Pool	3.250%	11/1/23	9,870	9,933
[1,2] Fannie Mae Pool	3.270%	12/1/23	11,612	11,710
[1,2] Fannie Mae Pool	3.300%	12/1/23	6,075	6,124
[1,2] Fannie Mae Pool	3.320%	7/1/23	1,093	1,108
[1,2] Fannie Mae Pool	3.360%	11/1/23–12/1/23	19,425	19,712
[1,2] Fannie Mae Pool	3.370%	3/1/24–7/1/25	8,056	8,154
[1,2] Fannie Mae Pool	3.410%	11/1/23	7,133	7,272
[1,2] Fannie Mae Pool	3.415%	11/1/23	6,708	6,847
[1,2] Fannie Mae Pool	3.440%	1/1/24	6,084	6,203
[1,2] Fannie Mae Pool	3.450%	1/1/24	19,621	19,991
[1,2] Fannie Mae Pool	3.460%	9/1/23–2/1/24	100,240	103,121
[1,2] Fannie Mae Pool	3.470%	11/1/23	2,486	2,545
[1,2] Fannie Mae Pool	3.480%	1/1/24	4,577	4,679
1,2,3Fannie Mae Pool	3.500%	6/1/42–5/1/44	151,614	154,054
[1,2] Fannie Mae Pool	3.510%	12/1/23–1/1/24	28,982	29,586
[1,2] Fannie Mae Pool	3.520%	1/1/24	4,990	5,117
[1,2] Fannie Mae Pool	3.530%	2/1/24	7,713	7,899
[1,2] Fannie Mae Pool	3.540%	8/1/23–2/1/24	32,434	33,311
[1,2] Fannie Mae Pool	3.550%	10/1/23–5/1/44	41,931	42,895
[1,2] Fannie Mae Pool	3.560%	12/1/23–1/1/24	6,979	7,172
[1,2] Fannie Mae Pool	3.570%	12/1/23–2/1/24	38,225	39,076
[1,2] Fannie Mae Pool	3.580%	2/1/24–2/1/24	24,825	25,398
[1,2] Fannie Mae Pool	3.590%	7/1/23	2,734	2,824
[1,2] Fannie Mae Pool	3.600%	12/1/23–12/1/23	8,109	8,366
[1,2] Fannie Mae Pool	3.610%	8/1/23–1/1/24	31,120	31,759
[1,2] Fannie Mae Pool	3.620%	2/1/24	8,256	8,508
[1,2] Fannie Mae Pool	3.640%	10/1/23–1/1/24	16,918	17,516
[1,2] Fannie Mae Pool	3.650%	10/1/23–11/1/23	20,190	20,923
[1,2] Fannie Mae Pool	3.660%	11/1/23	2,685	2,784

[1,2] Fannie Mae Pool		3.665%	1/1/24–1/1/24	38,414	39,774
[1,2] Fannie Mae Pool		3.670%	11/1/23–1/1/24	13,136	13,620
[1,2] Fannie Mae Pool		3.680%	10/1/23–3/1/24	20,798	21,565
[1,2] Fannie Mae Pool		3.690%	1/1/24	5,652	5,832
[1,2] Fannie Mae Pool		3.700%	11/1/23–1/1/24	17,156	17,809
[1,2] Fannie Mae Pool		3.710%	9/1/23	7,698	8,016
[1,2] Fannie Mae Pool		3.725%	10/1/23	3,528	3,677
[1,2] Fannie Mae Pool		3.750%	9/1/23–7/1/25	13,543	14,104
[1,2] Fannie Mae Pool		3.755%	8/1/25	7,285	7,558
[1,2] Fannie Mae Pool		3.760%	1/1/26	3,677	3,780
[1,2] Fannie Mae Pool		3.770%	1/1/24	1,706	1,778
[1,2] Fannie Mae Pool		3.780%	7/1/23–2/1/24	2,519	2,631
[1,2] Fannie Mae Pool		3.790%	8/1/25	2,619	2,727
[1,2] Fannie Mae Pool		3.800%	10/1/23	7,565	7,917
[1,2] Fannie Mae Pool		3.810%	11/1/23	398	417
[1,2] Fannie Mae Pool		3.820%	11/1/25–11/1/25	11,297	11,752
[1,2] Fannie Mae Pool		3.830%	2/1/24	16,500	17,249
[1,2] Fannie Mae Pool		3.840%	1/1/24–1/1/24	3,962	4,148
[1,2] Fannie Mae Pool		3.850%	1/1/24	897	940
[1,2] Fannie Mae Pool		3.890%	9/1/23	1,541	1,624
[1,2] Fannie Mae Pool		3.910%	11/1/25	13,000	13,536
[1,2] Fannie Mae Pool		3.930%	11/1/25	6,000	6,258
[1,2] Fannie Mae Pool		3.940%	8/1/25	12,333	12,944
[1,2] Fannie Mae Pool		3.970%	7/1/23	1,512	1,600
[1,2] Fannie Mae Pool		3.990%	9/1/25	9,801	10,276
[1,2] Fannie Mae Pool		4.060%	9/1/25–3/1/29	6,480	6,812
[1,2] Fannie Mae Pool		4.070%	1/1/26	2,362	2,498
[1,2] Fannie Mae Pool		4.080%	2/1/29	3,083	3,239
[1,2] Fannie Mae Pool		4.150%	10/1/28–1/1/31	76,341	80,021
[1,2] Fannie Mae Pool		4.190%	10/1/23	751	802
[1,2] Fannie Mae Pool		4.250%	10/1/28–9/1/33	4,955	5,226
[1,2] Fannie Mae Pool		4.280%	11/1/28	5,571	5,929
[1,2] Fannie Mae Pool		4.380%	10/1/28	10,120	10,823
[1,2] Fannie Mae Pool		4.400%	8/1/28	2,298	2,463
[1,2] Fannie Mae Pool		4.500%	4/1/15–5/1/29	3,612	3,937
[1,2] Fannie Mae Pool		5.000%	11/1/40–4/1/41	20,326	22,424
[1,2] Fannie Mae Pool		5.180%	2/1/26	3,078	3,078
[1,2] Fannie Mae Pool		6.000%	7/1/22	16	17
1,2,3Freddie Mac Gold Pool		3.000%	4/1/42–5/1/44	1,057,258	1,030,969
[1,2] Freddie Mac Gold Pool		3.500%	3/1/42–5/1/44	307,860	312,671
2	Ginnie Mae I Pool	2.500%	11/15/42–9/15/43	163,902	156,242
[2,3] Ginnie Mae I Pool		3.000%	1/15/43–5/1/44	1,547,772	1,540,890
2	Ginnie Mae I Pool	3.500%	8/15/39–5/1/44	1,129,403	1,164,771
2	Ginnie Mae I Pool	3.750%	7/15/42	6,759	7,066
2	Ginnie Mae I Pool	3.875%	5/15/42–6/15/42	12,295	12,852
[2,3] Ginnie Mae I Pool		4.000%	6/15/19–5/1/44	1,884,398	2,002,957
2	Ginnie Mae I Pool	4.500%	5/15/19–5/1/44	2,228,562	2,423,610
2	Ginnie Mae I Pool	5.000%	1/15/30–5/1/44	1,878,920	2,071,213
2	Ginnie Mae I Pool	5.500%	9/15/23–5/1/44	1,119,008	1,244,804
2	Ginnie Mae I Pool	6.000%	10/15/16–6/15/41	562,988	625,895
2	Ginnie Mae I Pool	6.500%	5/15/14–7/15/40	435,990	481,539
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	108,797	124,586
2	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	71	75
2	Ginnie Mae I Pool	7.500%	10/15/31	42,006	48,194
2	Ginnie Mae I Pool	7.750%	2/15/27	29	30
2	Ginnie Mae I Pool	8.000%	8/15/31	17,910	20,654
2	Ginnie Mae I Pool	8.500%	5/15/16–6/15/28	3,618	3,784

2	Ginnie Mae I Pool	9.000%	4/15/16–5/15/21	1,671	1,729
2	Ginnie Mae I Pool	9.250%	9/15/16–7/15/17	7	7
2	Ginnie Mae I Pool	9.500%	3/15/16–8/15/21	1,197	1,243
2	Ginnie Mae I Pool	10.000%	2/15/16–7/15/19	27	30
2	Ginnie Mae I Pool	11.000%	2/15/18	3	3
2	Ginnie Mae II Pool	2.500%	4/20/43	33,866	32,263
[2,3] Ginnie Mae II Pool		3.000%	1/20/42–5/1/44	153,075	152,286
[2,3] Ginnie Mae II Pool		3.500%	4/20/42–5/1/44	2,365,344	2,434,097
2	Ginnie Mae II Pool	4.000%	4/20/39–5/1/44	4,091,095	4,339,602
[2,3] Ginnie Mae II Pool		4.500%	12/20/32–5/1/44	2,675,153	2,904,401
2	Ginnie Mae II Pool	5.000%	10/20/32–7/20/42	835,709	922,205
2	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	92,081	102,063
2	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	127,208	142,353
2	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	3,324	3,711
2	Ginnie Mae II Pool	7.000%	10/20/25–5/20/38	408	440
2	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	241	272
2	Ginnie Mae II Pool	8.000%	12/20/15–4/20/16	15	15
2	Ginnie Mae II Pool	8.500%	4/20/16–1/20/17	172	177
2	Ginnie Mae II Pool	9.000%	6/20/16–9/20/16	40	43
2	Ginnie Mae II Pool	10.000%	11/20/15–8/20/18	13	16
2	Ginnie Mae II Pool	11.000%	7/20/14–2/20/16	2	2
2	Ginnie Mae II Pool	11.250%	9/20/15–2/20/16	11	12
2	Ginnie Mae II Pool	11.500%	9/20/15–11/20/15	1	2
2	Ginnie Mae II Pool	12.000%	6/20/14–12/20/15	5	5
					25,878,896
Nonconventional Mortgage-Backed Securities (1.4%)
[1,2] Fannie Mae REMICS		3.000%	11/25/42–6/25/43	70,878	56,380
[1,2] Fannie Mae REMICS		3.500%	7/25/43	18,375	16,868
[1,2] Fannie Mae REMICS		6.000%	10/25/28–9/25/32	11,052	12,298
[1,2] Freddie Mac REMICS		3.000%	8/15/42–3/15/43	109,534	92,187
[1,2] Freddie Mac REMICS		6.000%	4/15/28–11/15/32	34,584	38,533
[2,4] Ginnie Mae REMICS		0.352%	2/20/37	8,934	8,862
2	Ginnie Mae REMICS	2.500%	8/16/42–11/20/43	32,321	26,209
2	Ginnie Mae REMICS	3.000%	3/20/43	10,692	9,675
2	Ginnie Mae REMICS	3.500%	7/20/43	23,327	23,224
2	Ginnie Mae REMICS	4.500%	6/20/39	9,986	10,615
2	Ginnie Mae REMICS	5.000%	6/16/37	33,757	36,930
2	Ginnie Mae REMICS	5.500%	1/20/33–8/16/36	29,968	33,427
2	Ginnie Mae REMICS	6.500%	4/20/31	2,814	3,218
					368,426
Total U.S. Government and Agency Obligations (Cost $25,820,072)					26,247,322
Temporary Cash Investments (8.3%)
Repurchase Agreements (3.3%)
	Bank of America Securities, LLC
	(Dated 4/30/14, Repurchase Value
	$27,500,000, collateralized by Government
	National Mortgage Assn. 3.000%-4.500%,
	4/20/29-9/20/40, with a value of
	$28,050,000)	0.050%	5/1/14	27,500	27,500
	Barclays Capital Inc.
	(Dated 4/30/14, Repurchase Value
	$109,600,000, collateralized by U.S.
	Treasury Note/Bond 2.000%, 2/28/21, with
	a value of $111,792,000)	0.040%	5/1/14	109,600	109,600

Citigroup Global Markets Inc.
(Dated 4/30/14, Repurchase Value
$10,600,000, collateralized by U.S.
Treasury Note/Bond 0.250%-1.250%,
7/15/15-11/30/18, with a value of
$10,812,000)	0.040%	5/1/14	10,600	10,600
Bank of Montreal
(Dated 4/30/14, Repurchase Value
$15,000,000, collateralized by U.S.
Treasury Note/Bond 2.250%, 4/30/21, with
a value of $15,300,000)	0.040%	5/1/14	15,000	15,000
HSBC Bank USA
(Dated 4/30/14, Repurchase Value
$50,000,000, collateralized by Federal
National Mortgage Assn. 3.000%-5.000%,
5/1/28-11/1/43, with a value of
$51,002,000)	0.050%	5/1/14	50,000	50,000
HSBC Bank USA
(Dated 4/30/14, Repurchase Value
$135,600,000, collateralized by Federal
National Mortgage Assn. 2.500%-4.500%,
12/1/27-12/1/43, with a value of
$138,313,000)	0.050%	5/1/14	135,600	135,600
RBC Capital Markets LLC
(Dated 4/30/14, Repurchase Value
$5,000,000, collateralized by Federal
National Mortgage Assn. 3.000%, 3/1/29-
11/1/32, and Federal Home Loan Mortgage
Corp. 4.000%, 10/1/43, with a value of
$5,100,000)	0.050%	5/1/14	5,000	5,000
RBS Securities, Inc.
(Dated 4/30/14, Repurchase Value
$448,900,000, collateralized by U.S.
Treasury Note/Bond 0.250%-5.000%,
11/15/14-5/15/37, with a value of
$457,881,000)	0.040%	5/1/14	448,900	448,900
TD Securities (USA) LLC
(Dated 4/30/14, Repurchase Value
$67,000,000, collateralized by Federal
Home Loan Bank 0.550%, 1/10/17, and
U.S. Treasury Note/Bond 0.500%-3.250%,
12/31/16-7/31/17, with a value of
$68,340,000)	0.050%	5/1/14	67,000	67,000
				869,200
U.S. Government and Agency Obligations (5.0%)
United States Treasury Bill	0.012%–.015%	5/8/14	1,333,500	1,333,500
Total Temporary Cash Investments (Cost $2,202,696)				2,202,700
Total Investments (107.8%) (Cost $28,022,768)				28,450,022
Other Assets and Liabilities-Net (-7.8%)[5,6]				(2,062,364)
Net Assets (100%)				26,387,658

1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.

3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2014.
4 Adjustable-rate security.
5 Cash of $14,019,000 has been segregated as initial margin for open futures contracts.
6 Cash of $1,395,000 has been segregated as collateral for certain open To Be Announced (TBA) transactions.
REMICS- Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At April 30, 2014, counterparties had deposited in segregated accounts cash with a value of $495,000 in connections with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

GNMA Fund

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	26,247,322	—
Temporary Cash Investments	—	2,202,700	—
Futures Contracts—Assets[1]	4,135	—	—
Total	4,135	28,450,022	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

GNMA Fund

At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2014	5,154	641,270	4,998
30-Year U.S. Treasury Bond	June 2014	3,485	470,257	7,226
				12,224

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At April 30, 2014, the cost of investment securities for tax purposes was $28,029,812,000. Net unrealized appreciation of investment securities for tax purposes was $420,210,000, consisting of unrealized gains of $560,076,000 on securities that had risen in value since their purchase and $139,866,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (9.8%)
U.S. Government Securities (9.7%)
	United States Treasury Note/Bond	0.375%	3/15/15	904,000	906,260
	United States Treasury Note/Bond	2.500%	3/31/15	280,000	286,127
	United States Treasury Note/Bond	0.375%	4/15/15	187,712	188,211
	United States Treasury Note/Bond	0.250%	5/15/15	147,635	147,843
	United States Treasury Note/Bond	0.250%	5/31/15	337,500	337,976
1	United States Treasury Note/Bond	2.125%	5/31/15	40,000	40,862
2	United States Treasury Note/Bond	0.375%	6/15/15	1,118,021	1,121,163
	United States Treasury Note/Bond	0.250%	7/15/15	343,800	344,230
	United States Treasury Note/Bond	1.250%	8/31/15	363	368
	United States Treasury Note/Bond	0.250%	9/15/15	47,750	47,787
	United States Treasury Note/Bond	0.875%	11/30/16	29,750	29,894
3	United States Treasury Note/Bond	0.750%	1/15/17	42,250	42,250
	United States Treasury Note/Bond	0.875%	4/15/17	393,750	393,994
	United States Treasury Note/Bond	0.625%	5/31/17	55,255	54,754
	United States Treasury Note/Bond	0.750%	3/31/18	45,500	44,547
	United States Treasury Note/Bond	0.625%	4/30/18	592,610	576,313
	United States Treasury Note/Bond	1.625%	4/30/19	155,250	154,814
3	United States Treasury Note/Bond	1.000%	8/31/19	78,500	75,238
					4,792,631
Conventional Mortgage-Backed Securities (0.0%)
4,5	Fannie Mae Pool	6.000%	12/1/16–5/1/17	2,431	2,607
4,5	Fannie Mae Pool	6.500%	9/1/16	1,832	1,922
4,5	Fannie Mae Pool	7.500%	3/1/15	1	1
4,5	Freddie Mac Gold Pool	6.000%	3/1/17–4/1/17	1,399	1,463
					5,993
Nonconventional Mortgage-Backed Securities (0.1%)
4,5,6Fannie Mae Pool		2.125%	12/1/32	547	563
4,5,6Fannie Mae Pool		2.250%	6/1/33	4,611	4,834
4,5,6Fannie Mae Pool		2.310%	7/1/32	644	691
4,5,6Fannie Mae Pool		2.335%	5/1/33	3,740	3,997
4,5,6Fannie Mae Pool		2.340%	9/1/32	84	91
4,5,6Fannie Mae Pool		2.356%	2/1/37	1,739	1,837
4,5,6Fannie Mae Pool		2.375%	9/1/32	356	378
4,5,6Fannie Mae Pool		2.414%	8/1/33	2,430	2,602
4,5,6Fannie Mae Pool		2.420%	8/1/33	1,348	1,381
4,5,6Fannie Mae Pool		2.535%	8/1/33	1,770	1,821
4,5,6Fannie Mae Pool		2.550%	7/1/33	4,466	4,619
4,5,6Fannie Mae Pool		2.564%	8/1/37	686	724
4,5,6Fannie Mae Pool		2.692%	5/1/33	749	805
4,5,6Freddie Mac Non Gold Pool		2.375%	8/1/32	2,092	2,207
4,5,6Freddie Mac Non Gold Pool		2.379%	9/1/32	396	435
4,5,6Freddie Mac Non Gold Pool		2.474%	8/1/37	2,798	2,966
4,5,6Freddie Mac Non Gold Pool		2.518%	9/1/32	1,030	1,061
4,5,6Freddie Mac Non Gold Pool		2.586%	10/1/32–2/1/33	1,712	1,829
4,5,6Freddie Mac Non Gold Pool		2.589%	8/1/33	1,209	1,295
					34,136
Total U.S. Government and Agency Obligations (Cost $4,831,135)					4,832,760

Asset-Backed/Commercial Mortgage-Backed Securities (18.6%)
4,7	Ally Auto Receivables Trust 2010-3	2.690%	2/15/17	18,850	18,903
4	Ally Auto Receivables Trust 2011-1	2.230%	3/15/16	22,383	22,569
4	Ally Auto Receivables Trust 2013-SN1	0.900%	5/22/17	24,150	24,185
4,7	Ally Master Owner Trust Series 2010-2	4.590%	4/15/17	15,500	15,944
4,6	Ally Master Owner Trust Series 2010-4	1.222%	8/15/17	58,280	58,713
4,6,7Ally Master Owner Trust Series 2010-4		1.702%	8/15/17	39,172	39,595
4,6,7Ally Master Owner Trust Series 2010-4		2.102%	8/15/17	29,770	30,207
4	Ally Master Owner Trust Series 2012-3	1.210%	6/15/17	39,400	39,625
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	90,765	90,581
4,6	Ally Master Owner Trust Series 2014-1	0.622%	1/15/19	15,000	15,033
4	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	16,000	16,317
4	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	11,330	11,318
4,6	American Express Credit Account Secured
	Note Trust 2012-4	0.702%	5/15/20	27,755	27,623
4,6	American Express Issuance Trust II 2013-1	0.432%	2/15/19	131,000	130,679
4,7	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	16,990	18,407
4,7	Americold 2010 LLC Trust Series 2010-ART	6.811%	1/14/29	11,185	12,974
4	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	4,308	4,316
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	3,200	3,207
4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	14,600	14,644
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	16,100	16,223
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	20,500	20,927
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	3,460	3,552
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	4,660	4,798
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	6,375	6,353
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/8/19	7,170	7,288
4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	4,900	4,893
4,6,7Arkle Master Issuer plc Series 2010-1		1.486%	5/17/60	26,540	26,727
4,6,7Arran Residential Mortgages Funding 2010-1
	plc	1.636%	5/16/47	13,833	13,982
4,6,7Arran Residential Mortgages Funding 2011-1
	plc	1.686%	11/19/47	24,145	24,411
7	Australia & New Zealand Banking Group Ltd.	2.400%	11/23/16	12,950	13,401
4,7	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	13,300	13,930
4,6	BA Credit Card Trust 2007-A4	0.192%	11/15/19	36,370	36,014
4,7	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,900	4,764
4	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	44,069	48,022
4	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	44,812	48,913
4	Banc of America Commercial Mortgage Trust
	2007-2	5.731%	4/10/49	35,162	38,887
4	Banc of America Commercial Mortgage Trust
	2007-2	5.782%	4/10/49	23,534	26,011

4	Banc of America Commercial Mortgage Trust
	2008-1	6.374%	2/10/51	88,014	97,620
4	Banc of America Commercial Mortgage Trust
	2008-1	6.418%	2/10/51	6,835	7,758
4,16 Banc of America Funding 2006-H Trust		2.845%	9/20/46	28,141	23,186
4	Banc of America Mortgage 2003-F Trust	2.768%	7/25/33	1,619	1,631
4	Bank of America Mortgage 2002-J Trust	3.566%	9/25/32	23	22
4,6,7Bank of America Student Loan Trust 2010-1A		1.029%	2/25/43	33,296	33,276
4,6	Bank One Issuance Trust Series 2004-C2	0.952%	2/15/17	6,600	6,603
4,7	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	15,024	15,155
4,16 Bear Stearns ARM Trust 2006-4		2.498%	10/25/36	37,311	29,932
4,16 Bear Stearns ARM Trust 2007-3		2.962%	5/25/47	28,095	23,033
4	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR9	4.943%	9/11/42	13,370	13,991
4	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	23,611	25,724
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.896%	6/11/40	21,611	24,138
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	125,502	138,602
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	41,798	47,013
4,6,7BMW Floorplan Master Owner Trust 2012-1A		0.552%	9/15/17	76,147	76,436
4,6	Brazos Higher Education Authority Inc. Series
	2005-3	0.433%	6/25/26	15,150	14,757
4,6	Brazos Higher Education Authority Inc. Series
	2010-1	1.135%	5/25/29	32,860	33,392
4,6	Brazos Higher Education Authority Inc. Series
	2011-1	1.035%	2/25/30	45,364	45,951
4,7	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	7,905	7,905
4,7	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	14,356	14,396
4	Capital Auto Receivables Asset Trust 2013-1	0.970%	1/22/18	18,000	17,923
4	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	5,600	5,543
4	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	5,420	5,295
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	13,400	13,620
4	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	22,475	22,373
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	15,230	15,189
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	13,625	13,641
4	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	11,935	11,871
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	12,200	12,262
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	6,200	6,229
4	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	4,900	4,950
4	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	4,100	4,150
4,6	Capital One Multi-asset Execution Trust 2006-
	A11	0.242%	6/17/19	12,195	12,149
4,6	Capital One Multi-asset Execution Trust 2007-
	A1	0.202%	11/15/19	27,690	27,491
4,6	Capital One Multi-asset Execution Trust 2007-
	A2	0.232%	12/16/19	73,300	72,781
4,6	Capital One Multi-asset Execution Trust 2007-
	A5	0.192%	7/15/20	33,485	33,175
4,6	Capital One Multi-Asset Execution Trust 2014-
	A3	0.530%	1/18/22	35,000	35,012
4	CarMax Auto Owner Trust 2010-2	2.040%	10/15/15	10,332	10,371
4	Carmax Auto Owner Trust 2013-3	1.910%	3/15/19	5,940	6,012
4	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	3,630	3,679
4	Carmax Auto Owner Trust 2014-1	1.690%	8/15/19	2,530	2,519

4	Carmax Auto Owner Trust 2014-1	1.930%	11/15/19	4,730	4,709
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	21,400	21,293
4,7	CFCRE Commercial Mortgage Trust 2011-C1	5.730%	4/15/44	3,100	3,471
4,7	CFCRE Commercial Mortgage Trust 2011-C2	5.744%	12/15/47	14,930	16,698
4,6	Chase Issuance Trust 2007-C1	0.612%	4/15/19	30,600	30,340
4,6	Chase Issuance Trust 2012-A10	0.412%	12/16/19	117,000	116,648
4	CHL Mortgage Pass-Through Trust 2003-
	HYB3	2.624%	11/19/33	1,753	1,698
4,16 CHL Mortgage Pass-Through Trust 2006-
	HYB1	2.468%	3/20/36	16,089	13,229
4,16 CHL Mortgage Pass-Through Trust 2007-
	HYB2	2.658%	2/25/47	18,425	14,820
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	3,985	4,010
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.280%	7/15/19	4,785	4,809
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.930%	8/17/20	5,185	5,261
4,7	Chrysler Capital Auto Receivables Trust 2014-
	AA	2.280%	11/15/19	10,230	10,245
4,7	CIT Equipment Collateral 2012-VT1	1.100%	8/22/16	8,484	8,497
4,7	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	13,700	13,675
4,6	Citibank Credit Card Issuance Trust 2005-C2	0.622%	3/24/17	4,380	4,372
4,6	Citibank Credit Card Issuance Trust 2008-A7	1.527%	5/20/20	61,200	63,639
4	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	16,000	16,235
4,6,7Citibank Omni Master Trust 2009-A14A		2.902%	8/15/18	65,116	65,552
4,7	Citibank Omni Master Trust 2009-A17	4.900%	11/15/18	67,557	69,146
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	5,980	5,859
4,7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,100	2,113
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	4,885	4,897
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	6,100	5,951
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	33,878	35,303
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	7,270	7,677
4,16 Citigroup Mortgage Loan Trust 2007-AR8		2.755%	7/25/37	1,568	1,306
4,7	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	11,574	11,740
4,7	CLI Funding V LLC 2013-1A	2.830%	3/18/28	23,574	23,109
4	CNH Equipment Trust 2010-B	1.740%	1/17/17	20,834	20,868
4	CNH Equipment Trust 2010-C	1.750%	5/16/16	30,670	30,801
4	CNH Equipment Trust 2011-B	1.290%	9/15/17	3,200	3,226
4	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	23,697	25,901
4,6,7Colony American Homes 2014-1		1.400%	5/17/31	13,000	13,019
4,6,7Colony American Homes 2014-1		1.600%	5/17/31	5,650	5,631
4	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	61,480	67,256
4	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	36,900	40,462
4	COMM 2007-C9 Mortgage Trust	5.986%	12/10/49	25,210	28,329
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,925	2,903
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	4,100	4,157
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	7,520	7,277
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	10,825	10,496

4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,532
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	30,255	31,949
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	14,650	15,181
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	6,830	7,116
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	10/10/46	25,210	26,506
4	COMM 2013-CCRE13 Mortgage Trust	4.928%	10/10/46	4,517	4,863
4	COMM 2013-CCRE13 Mortgage Trust	4.928%	10/10/46	8,240	8,456
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	22,465	22,808
4	COMM 2013-CCRE9 Mortgage Trust	4.379%	7/10/45	19,500	20,733
4,7	COMM 2013-CCRE9 Mortgage Trust	4.403%	7/10/45	11,250	11,759
4	COMM 2013-CCRE9 Mortgage Trust	2.972%	8/10/46	20,750	21,450
4	COMM 2013-CCRE9 Mortgage Trust	3.795%	8/10/46	9,520	9,987
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	32,400	33,516
4,7	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	10,688	11,173
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	11,725	12,372
4,7	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	18,565	19,739
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,100	3,967
4,7	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	5,490	5,271
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	7,670	7,967
4	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	5,375	5,607
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	10,110	10,663
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	16,800	17,347
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	13,450	14,126
4	COMM 2014-CCRE15 Mortgage Trust	4.871%	2/10/47	8,250	8,900
4	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	25,860	26,635
4	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	27,380	28,200
4	COMM 2014-CR17 Mortgage Trust	4.896%	5/10/47	4,250	4,377
4	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	9,600	10,113
4	Commercial Mortgage Trust 2006-GG7	6.015%	7/10/38	33,837	36,662
7	Commonwealth Bank of Australia	2.250%	3/16/17	50,220	51,752
7	Commonwealth Bank of Australia	1.875%	12/11/18	30,550	30,457
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.982%	6/15/38	19,506	21,007
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.361%	2/15/40	21,236	23,224
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.175%	2/15/41	58,588	64,220
4,7	Cronos Containers Program Ltd. 2012-2A	3.810%	9/18/27	14,898	14,926
4,6	Discover Card Execution Note Trust 2012-A4	0.522%	11/15/19	52,825	53,027
4	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	114,300	111,053
4,6	Discover Card Execution Note Trust 2013-A1	0.452%	8/17/20	74,900	74,612
7	DNB Boligkreditt AS	1.450%	3/21/18	20,580	20,423
4,7	Enterprise Fleet Financing LLC Series 2011-2	1.900%	10/20/16	9,357	9,391
4,7	Enterprise Fleet Financing LLC Series 2011-3	2.100%	5/20/17	12,201	12,310
4,7	Enterprise Fleet Financing LLC Series 2012-2	0.720%	4/20/18	19,025	19,031
4,7	Enterprise Fleet Financing LLC Series 2012-2	0.930%	4/20/18	10,300	10,300
4,16 First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.044%	11/25/36	13,682	11,484
	First Horizon Mortgage Pass-Through Trust
	2006-AR4	2.548%	1/25/37	30,206	25,343
4,7	Ford Credit Auto Lease Trust 2012-B	1.100%	12/15/15	10,050	10,083
4	Ford Credit Auto Lease Trust 2013-A	1.010%	5/15/16	18,050	18,093
4	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	13,780	13,793
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	22,730	22,847
4	Ford Credit Auto Owner Trust 2010-A	3.220%	3/15/16	6,040	6,112
4	Ford Credit Auto Owner Trust 2013-A	1.150%	7/15/18	8,200	8,188
4	Ford Credit Auto Owner Trust 2013-A	1.360%	10/15/18	4,000	3,977

4	Ford Credit Auto Owner Trust 2013-B	1.110%	10/15/18	10,460	10,507
4	Ford Credit Auto Owner Trust 2013-B	1.320%	1/15/19	4,130	4,091
4	Ford Credit Auto Owner Trust 2013-B	1.820%	11/15/19	3,340	3,308
4	Ford Credit Auto Owner Trust 2013-C	1.680%	11/15/18	4,900	4,946
4	Ford Credit Auto Owner Trust 2013-C	1.910%	3/15/19	4,250	4,292
4	Ford Credit Auto Owner Trust 2013-C	2.500%	1/15/20	4,550	4,661
4	Ford Credit Auto Owner Trust 2013-D	1.540%	3/15/19	12,400	12,370
4	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	12,800	12,687
4,7	Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.990%	2/15/17	21,000	21,598
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	26,800	27,334
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-4	0.940%	9/15/16	12,100	12,106
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-4	1.390%	9/15/16	28,200	28,242
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	116,300	115,394
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	7,200	7,187
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	8,650	8,613
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	25,699	25,843
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	9,660	9,668
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-3	1.740%	6/15/17	7,529	7,561
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	6,180	6,129
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	6,630	6,556
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	2,650	2,652
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	10,300	10,278
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	4,500	4,505
4,6	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.652%	2/15/21	9,200	9,212
4,7	FRS I LLC 2013-1A	1.800%	4/15/43	6,213	6,181
4,7	FRS I LLC 2013-1A	3.080%	4/15/43	29,220	29,320
4,6	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.152%	5/15/19	50,270	50,327
4	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	72,000	71,861
4	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	90,140	89,041
4,6	GE Dealer Floorplan Master Note Trust Series
	2012-2	0.902%	4/22/19	48,100	48,603
4,6	GE Dealer Floorplan Master Note Trust Series
	2012-4	0.592%	10/20/17	25,000	25,032
4,7	GM Financial Leasing Trust 2014-1A	1.760%	5/21/18	8,000	8,013
4	GMACM Mortgage Loan Trust 2005-AR6	2.922%	11/19/35	5,589	5,450
4,7	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	83,300	84,440
4,6,7Golden Credit Card Trust 2012-3A		0.602%	7/17/17	60,000	60,122
4,6,7Golden Credit Card Trust 2013-1A		0.402%	2/15/18	39,200	39,212

4,6	Granite Master Issuer plc Series 2007-1	0.292%	12/20/54	6,057	5,999
4,6	Granite Master Issuer plc Series 2007-2	0.231%	12/17/54	2,034	2,013
4,7	Great America Leasing Receivables 2011-1	2.340%	4/15/16	8,854	8,854
4,7	Great America Leasing Receivables 2013-1	1.160%	5/15/18	11,500	11,486
4	GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	26,869	28,612
4,7	GS Mortgage Securities Trust 2010-C2	5.398%	12/10/43	3,530	3,841
4,7	GS Mortgage Securities Trust 2011-GC3	5.728%	3/10/44	2,280	2,528
4,7	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	25,305	25,593
4,7	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	27,725	26,796
4,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,000	1,104
4	GS Mortgage Securities Trust 2013-GC13	4.175%	7/10/46	22,170	23,413
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	16,420	15,980
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	8,250	8,137
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	22,530	23,353
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	8,192	8,598
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	49,000	52,032
4	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	18,350	18,321
4,7	Hertz Vehicle Financing LLC 2009-2A	5.290%	3/25/16	15,250	15,708
4,7	Hertz Vehicle Financing LLC 2010-1A	3.740%	2/25/17	52,150	54,605
4,7	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	41,500	43,575
4,7	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	80,200	79,674
4,7	Hilton USA Trust 2013-HLT	2.662%	11/5/30	15,740	15,861
4,7	Hilton USA Trust 2013-HLT	3.367%	11/5/30	16,365	16,729
4,7	Hilton USA Trust 2013-HLT	3.714%	11/5/30	7,365	7,482
4,6,7Holmes Master Issuer plc 2011-3A		1.776%	10/15/54	10,451	10,528
4,7	Hyundai Auto Lease Securitization Trust
	2014-A	1.300%	7/16/18	8,900	8,895
4	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	8,100	8,234
4	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	5,840	5,841
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	9,850	9,829
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	6,500	6,620
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	5,470	5,594
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	8,350	8,328
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	5,710	5,696
4,6,7Hyundai Floorplan Master Owner Trust Series
	2013-1	0.502%	5/15/18	20,000	20,038
4,6,7Hyundai Floorplan Master Owner Trust Series
	2013-1	0.802%	5/15/18	8,950	8,929
4,7	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	17,794	17,819
6	Illinois Student Assistance Commission Series
	2010-1	1.279%	4/25/22	24,711	24,981
4,6,7Invitation Homes 2013-SFR1 Trust		1.400%	12/17/30	24,330	24,352
4,7	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	14,450	14,159
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	43,049	46,324
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	6.025%	4/15/45	36,008	39,302
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	4,880	5,380
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	44,388	49,830
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	39,467	43,425
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP11	5.974%	6/15/49	7,565	7,571
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	32,136	36,088

4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2009-IWST	5.633%	12/5/27	6,185	7,078
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	2,300	2,499
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	3,300	3,485
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	3,140	3,342
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.692%	11/15/43	6,225	6,926
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.692%	11/15/43	7,100	7,811
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	17,600	19,086
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	26,091	28,768
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	2,930	3,195
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.502%	8/15/46	4,100	4,655
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	12,710	12,896
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	2,950	2,858
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,030	4,013
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	27,000	28,573
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,850	5,811
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	40,130	38,765
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	14,110	14,810
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	9,630	10,026
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	9,700	10,191
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	14,600	15,482
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.111%	12/15/46	21,150	22,812
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.175%	12/15/46	9,770	10,259
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	4,885	4,850
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	11,321	10,909
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	17,080	17,333
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.162%	7/15/45	7,520	7,743
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	16,407	16,968
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	17,400	18,269

4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	24,290	25,122
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	4,050	4,214
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.131%	11/15/45	27,200	28,534
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	17,820	19,273
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.251%	11/15/45	13,360	14,150
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	19,170	20,179
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	18,600	19,364
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	12,950	13,674
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.969%	2/15/47	13,200	14,189
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.969%	2/15/47	5,850	6,032
6	Kentucky Higher Education Student Loan
	Corp. 2013-2	0.752%	9/1/28	14,246	14,204
4,6,7Kildare Securities Ltd. 2007-1A		0.355%	12/10/43	8,177	8,073
4,6,7Lanark Master Issuer plc 2012-2A		1.636%	12/22/54	28,907	29,348
4,6,7Lanark Master Issuer plc 2013-1A		0.736%	12/22/54	16,925	16,923
4	LB-UBS Commercial Mortgage Trust 2006-C3	5.641%	3/15/39	61,651	66,234
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	33,108	36,056
4	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	9,765	10,606
4	LB-UBS Commercial Mortgage Trust 2007-C2	5.387%	2/15/40	32,359	35,518
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	27,315	30,874
4,7	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	13,647	13,684
4,7	Madison Avenue Trust 2013-650M	3.843%	10/12/32	12,460	13,153
4,7	Master Credit Card Trust 2012-2A	1.970%	4/21/17	4,000	3,989
4,7	Master Credit Card Trust 2013-3A	2.280%	1/22/18	4,319	4,306
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	2.254%	4/25/34	1,984	1,880
4,6	MBNA Credit Card Master Note Trust 2004-
	A3	0.412%	8/16/21	17,800	17,626
4,6	MBNA Credit Card Master Note Trust 2004-
	C2	1.052%	11/15/16	39,715	39,731
4,7	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	51,700	51,705
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	1.831%	2/25/33	2,931	2,723
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	2.640%	7/25/33	858	892
4	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	11,811	12,896
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	11,385	12,699
4	ML-CFC Commercial Mortgage Trust 2006-2	6.064%	6/12/46	27,555	30,069
4	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	8,089	8,098
4,7	MMAF Equipment Finance LLC 2009-A	3.510%	1/15/30	10,501	10,650
4,7	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	24,275	24,679
4,7	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	27,800	29,014
4,7	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	13,800	13,955
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	5,870	5,804
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	2,000	2,032

4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	5,700	5,492
4,7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-CKSV	3.277%	10/15/30	21,775	20,822
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.218%	7/15/46	24,600	25,745
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	22,200	23,034
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.366%	8/15/46	39,005	41,364
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	8,080	8,496
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	6,400	6,173
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	2,940	2,849
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	9,080	8,826
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	16,600	17,258
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	17,500	18,423
4	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	72,238	78,765
4	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	34,798	37,962
4	Morgan Stanley Capital I Trust 2007-IQ15	6.105%	6/11/49	37,038	41,236
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	75,460	83,569
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	3,143	3,164
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,500	2,552
4,7	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	17,045	16,705
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.183%	6/25/36	13,805	12,849
4,7	Motor 2012 plc	1.286%	2/25/20	9,063	9,072
7	National Australia Bank Ltd.	2.000%	6/20/17	30,200	30,860
4,6,7Navistar Financial Dealer Note Master Owner
	Trust Series 2013-1	0.822%	1/25/18	28,900	28,900
4	Nissan Auto Lease Trust 2013-A	0.740%	10/15/18	15,750	15,687
4,6	Nissan Master Owner Trust Receivables
	Series 2012-A	0.622%	5/15/17	6,156	6,163
4,6	Nissan Master Owner Trust Receivables
	Series 2013-A	0.452%	2/15/18	39,200	39,267
7	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	24,250	24,125
6	North Carolina State Education Assistance
	Authority 2011-1	1.129%	1/26/26	34,313	34,573
4,6	North Carolina State Education Assistance
	Authority 2011-2	1.029%	7/25/25	5,420	5,460
4,7	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	10,065	11,108
4,6,7PFS Financing Corp. 2014-AA		0.752%	2/15/19	8,300	8,310
4,7	Rental Car Finance Corp. 2011-1A	2.510%	2/25/16	87,600	88,645
4,16 RFMSI Series 2006-SA2 Trust		3.601%	8/25/36	26,906	23,544
4,16 RFMSI Series 2006-SA3 Trust		3.688%	9/25/36	9,856	8,068
4	Royal Bank of Canada	1.200%	9/19/18	31,200	30,981
4	Santander Drive Auto Receivables Trust
	2013-1	1.760%	1/15/19	4,810	4,810
4	Santander Drive Auto Receivables Trust
	2013-2	1.330%	3/15/18	6,000	6,038
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	24,200	24,412

4	Santander Drive Auto Receivables Trust
	2013-4	1.590%	10/15/18	12,155	12,180
4	Santander Drive Auto Receivables Trust
	2013-4	2.360%	4/15/20	11,345	11,432
4	Santander Drive Auto Receivables Trust
	2013-5	1.550%	10/15/18	19,985	20,024
4	Santander Drive Auto Receivables Trust
	2013-5	2.250%	6/17/19	12,790	12,851
4,6,7Silverstone Master Issuer plc 2010-1A		1.736%	1/21/55	30,740	31,224
4,6	SLM Student Loan Trust 2005-5	0.329%	4/25/25	56,444	56,143
4,6	SLM Student Loan Trust 2005-9	0.349%	1/27/25	26,343	26,222
4,6	SLM Student Loan Trust 2006-5	0.339%	1/25/27	24,500	24,260
4,6	SLM Student Loan Trust 2006-6	0.339%	10/27/25	36,300	35,855
4,6	SLM Student Loan Trust 2007-1	0.319%	1/26/26	66,950	65,518
4,6,7SLM Student Loan Trust 2011-A		1.152%	10/15/24	11,990	12,084
4,7	SLM Student Loan Trust 2011-A	4.370%	4/17/28	12,200	13,002
4,7	SLM Student Loan Trust 2011-B	3.740%	2/15/29	60,000	63,454
4,6,7SLM Student Loan Trust 2011-C		1.552%	12/15/23	13,706	13,803
4,7	SLM Student Loan Trust 2011-C	4.540%	10/17/44	22,200	23,965
4,6	SLM Student Loan Trust 2012-6	0.432%	9/25/19	34,620	34,575
4,6,7SLM Student Loan Trust 2012-B		1.252%	12/15/21	5,807	5,834
4,7	SLM Student Loan Trust 2012-B	3.480%	10/15/30	15,200	15,850
4,6,7SLM Student Loan Trust 2012-E		0.902%	10/16/23	17,994	18,021
4,6,7SLM Student Loan Trust 2013-1		1.202%	5/17/27	24,000	23,599
4,7	SLM Student Loan Trust 2013-1	2.500%	3/15/47	8,000	7,567
4,6	SLM Student Loan Trust 2013-6	0.804%	6/26/28	19,400	19,596
4,7	SLM Student Loan Trust 2013-B	1.850%	6/17/30	14,750	14,453
4,7	SLM Student Loan Trust 2013-B	3.000%	5/16/44	14,700	14,197
4,7	SLM Student Loan Trust 2013-C	3.500%	6/15/44	5,860	5,769
4,6	SLM Student Loan Trust 2014-1	0.754%	2/26/29	10,900	11,045
4,7	SLM Student Loan Trust 2014-A	2.590%	1/15/26	4,500	4,514
4,7	SLM Student Loan Trust 2014-A	3.500%	11/15/44	4,100	3,896
4,7	SMART ABS Series 2011-1US Trust	2.520%	11/14/16	28,233	28,427
4,7	SMART ABS Series 2011-2US Trust	2.310%	4/14/17	25,092	25,387
4	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	26,200	26,254
4	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	9,100	9,104
4	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	18,500	18,439
4,7	Sonic Capital LLC 2011-1A	5.438%	5/20/41	13,675	14,644
4,6	South Carolina Student Loan Corp. Revenue
	2010-1	1.227%	7/25/25	29,670	29,907
7	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	11,250	10,964
4,7	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	24,490	23,728
7	Stadshypotek AB	1.250%	5/23/18	12,815	12,571
7	Swedbank Hypotek AB	1.375%	3/28/18	14,200	14,088
4,7	Textainer Marine Containers Ltd. 2011-1A	4.700%	6/15/26	12,040	12,061
4,6,7Trade Maps_2013-1A		0.850%	12/10/18	29,820	29,868
4,6,7Trade Maps_2013-1A		1.400%	12/10/18	5,640	5,675
4,6,7Trade Maps_2013-1A		2.400%	12/10/18	3,095	3,119
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,250	1,297
4,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	24,595	24,462
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	8,915	8,578
4,7	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	10,700	10,415
4,7	VNO 2013-PENN Mortgage Trust	3.808%	12/13/29	11,130	11,679
4,7	VNO 2013-PENN Mortgage Trust	4.079%	12/13/29	3,270	3,407
4,7	VNO 2013-PENN Mortgage Trust	4.079%	12/13/29	2,450	2,522
4,7	Volvo Financial Equipment LLC Series 2012-1	2.380%	9/16/19	5,400	5,484

4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	8,402	9,000
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.559%	10/15/48	38,296	41,837
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	44,000	47,750
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	36,320	39,735
4	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C33	6.132%	2/15/51	34,129	37,359
4	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C34	5.569%	5/15/46	14,674	14,761
4	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18	2.497%	1/25/33	292	290
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7	2.298%	8/25/33	1,685	1,667
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9	2.418%	9/25/33	2,301	2,353
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	29,967	29,230
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	1,650	1,650
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	8,075	8,519
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	12,700	13,408
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.439%	7/15/46	4,906	5,149
4,16 Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	2.621%	10/25/36	24,424	24,071
7	Westpac Banking Corp.	1.850%	11/26/18	27,865	27,763
4,7	Westpac Banking Corp.	1.250%	12/14/18	13,436	13,354
4,7	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	11,545	12,431
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	8,855	8,562
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	11,630	11,784
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	5,056	5,250
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	4,400	4,320
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	13,810	13,382
4	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,860	2,822
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,230	2,179
4	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	7,986	8,248
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	22,490	23,540
4	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	14,650	15,700
4	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	3,500	3,612
4	WFRBS Commercial Mortgage Trust 2013-
	C17	4.023%	12/15/46	9,770	10,160
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.027%	12/15/46	8,940	9,312
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	6,710	6,969

4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	25,260	26,527
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.831%	12/15/46	5,775	6,116
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	13,730	14,324
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.638%	5/15/47	21,500	22,145
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	25,500	26,265
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	4,500	4,500
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	22,500	23,408
4	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	19,000	18,859
4,6,7World Omni Master Owner Trust 2013-1		0.505%	2/15/18	18,000	18,000
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $9,097,416)					9,134,543
Corporate Bonds (60.4%)
Finance (25.7%)
	Banking (20.0%)
	Abbey National Treasury Services plc	4.000%	4/27/16	35,320	37,451
	Abbey National Treasury Services plc	1.375%	3/13/17	53,350	53,456
18	Abbey National Treasury Services plc	1.750%	1/15/18	15,842	22,400
	Abbey National Treasury Services plc	3.050%	8/23/18	59,595	62,075
18	Abbey National Treasury Services plc	2.000%	1/14/19	14,529	20,681
7	ABN AMRO Bank NV	2.500%	10/30/18	32,235	32,325
	American Express Centurion Bank	6.000%	9/13/17	47,600	54,661
	American Express Co.	6.150%	8/28/17	14,003	16,112
	American Express Co.	7.000%	3/19/18	22,315	26,567
	American Express Credit Corp.	2.750%	9/15/15	55,697	57,337
	American Express Credit Corp.	2.800%	9/19/16	56,420	58,869
	American Express Credit Corp.	2.375%	3/24/17	31,210	32,359
	American Express Credit Corp.	2.125%	3/18/19	24,425	24,447
	Amsouth Bank	5.200%	4/1/15	9,770	10,141
	Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	19,500	19,601
7	Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	28,325	29,623
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	54,192	54,919
	Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	16,600	16,287
7	Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	36,815	36,882
	Australia & New Zealand Banking Group, Ltd.	1.250%	1/10/17	19,050	19,123
7	Banco Votorantim SA	5.250%	2/11/16	11,720	12,190
	Bancolombia SA	4.250%	1/12/16	7,820	8,145
	Bank of America Corp.	4.500%	4/1/15	69,150	71,585
	Bank of America Corp.	3.700%	9/1/15	5,960	6,183
	Bank of America Corp.	1.500%	10/9/15	24,365	24,601
	Bank of America Corp.	3.625%	3/17/16	32,105	33,644
	Bank of America Corp.	3.750%	7/12/16	6,350	6,703
	Bank of America Corp.	6.500%	8/1/16	81,273	90,710
	Bank of America Corp.	5.420%	3/15/17	21,197	23,325
	Bank of America Corp.	6.000%	9/1/17	27,184	30,808
	Bank of America Corp.	5.750%	12/1/17	35,235	39,854
	Bank of America Corp.	2.000%	1/11/18	50,130	50,263
	Bank of America Corp.	5.650%	5/1/18	12,850	14,568
	Bank of America Corp.	2.600%	1/15/19	61,664	61,921
	Bank of America Corp.	2.650%	4/1/19	14,410	14,459
	Bank of America NA	1.125%	11/14/16	63,100	63,038

Bank of America NA	1.250%	2/14/17	19,100	19,062
Bank of America NA	5.300%	3/15/17	9,760	10,745
Bank of America NA	6.100%	6/15/17	6,429	7,259
Bank of Montreal	2.500%	1/11/17	18,545	19,213
Bank of Montreal	1.400%	9/11/17	25,675	25,672
Bank of Montreal	1.450%	4/9/18	18,365	18,126
Bank of New York Mellon Corp.	4.950%	3/15/15	41,945	43,645
Bank of New York Mellon Corp.	2.300%	7/28/16	28,134	29,055
Bank of New York Mellon Corp.	2.400%	1/17/17	28,950	29,938
Bank of New York Mellon Corp.	1.969%	6/20/17	8,300	8,476
Bank of Nova Scotia	2.050%	10/7/15	14,680	15,001
Bank of Nova Scotia	0.750%	10/9/15	29,360	29,475
Bank of Nova Scotia	2.900%	3/29/16	44,024	45,922
Bank of Nova Scotia	1.375%	7/15/16	39,040	39,566
Bank of Nova Scotia	2.550%	1/12/17	70,625	73,416
Bank of Nova Scotia	1.375%	12/18/17	31,425	31,250
Bank of Nova Scotia	2.050%	10/30/18	90,361	90,577
7 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	11,750	11,732
Bank One Corp.	4.900%	4/30/15	14,615	15,218
7 Banque Federative du Credit Mutuel SA	2.500%	10/29/18	29,855	30,002
7 Banque Federative du Credit Mutuel SA	2.750%	1/22/19	34,940	35,390
Barclays Bank plc	2.750%	2/23/15	24,275	24,644
Barclays Bank plc	5.000%	9/22/16	15,695	17,162
Barclays Bank plc	2.500%	2/20/19	47,070	47,528
BB&T Corp.	5.200%	12/23/15	21,527	23,015
BB&T Corp.	3.200%	3/15/16	44,240	46,092
BB&T Corp.	2.150%	3/22/17	59,751	61,262
BB&T Corp.	4.900%	6/30/17	9,750	10,674
BB&T Corp.	1.600%	8/15/17	21,460	21,553
BB&T Corp.	2.050%	6/19/18	18,058	18,126
BBVA US Senior SAU	4.664%	10/9/15	128,791	135,153
Bear Stearns Cos. LLC	5.300%	10/30/15	22,345	23,826
Bear Stearns Cos. LLC	5.550%	1/22/17	24,450	27,029
Bear Stearns Cos. LLC	6.400%	10/2/17	38,090	43,975
Bear Stearns Cos. LLC	7.250%	2/1/18	21,801	25,951
BNP Paribas SA	3.600%	2/23/16	84,830	88,938
BNP Paribas SA	1.375%	3/17/17	46,900	46,981
BNP Paribas SA	2.375%	9/14/17	60,675	62,304
BNP Paribas SA	2.700%	8/20/18	81,731	83,685
BNP Paribas SA	2.400%	12/12/18	57,725	58,116
BNP Paribas SA	2.450%	3/17/19	19,920	20,026
BNY Mellon NA	4.750%	12/15/14	22,530	23,134
BPCE SA	2.500%	12/10/18	77,470	78,027
Branch Banking & Trust Co.	5.625%	9/15/16	9,510	10,497
Branch Banking & Trust Co.	1.000%	4/3/17	25,400	25,303
Canadian Imperial Bank of Commerce	1.350%	7/18/16	23,460	23,788
Canadian Imperial Bank of Commerce	1.550%	1/23/18	27,065	26,877
Capital One Bank USA NA	1.150%	11/21/16	11,720	11,736
Capital One Bank USA NA	1.200%	2/13/17	8,750	8,735
Capital One Bank USA NA	2.150%	11/21/18	14,650	14,653
Capital One Bank USA NA	2.250%	2/13/19	24,420	24,392
Capital One Financial Corp.	2.150%	3/23/15	26,325	26,711
Capital One Financial Corp.	6.150%	9/1/16	4,335	4,818
Capital One Financial Corp.	2.450%	4/24/19	12,255	12,286
Capital One NA	1.500%	3/22/18	60,395	59,417
Citigroup Inc.	6.375%	8/12/14	6,559	6,664
Citigroup Inc.	5.000%	9/15/14	18,920	19,223

	Citigroup Inc.	5.500%	10/15/14	7,763	7,935
	Citigroup Inc.	6.010%	1/15/15	18,183	18,864
	Citigroup Inc.	4.875%	5/7/15	9,728	10,111
	Citigroup Inc.	4.700%	5/29/15	18,762	19,536
	Citigroup Inc.	4.587%	12/15/15	12,700	13,452
	Citigroup Inc.	5.300%	1/7/16	7,315	7,832
	Citigroup Inc.	1.250%	1/15/16	31,735	31,919
	Citigroup Inc.	1.300%	4/1/16	13,670	13,764
	Citigroup Inc.	3.953%	6/15/16	108,280	114,719
	Citigroup Inc.	5.850%	8/2/16	17,290	19,053
	Citigroup Inc.	4.450%	1/10/17	24,385	26,326
	Citigroup Inc.	6.125%	11/21/17	53,745	61,485
	Citigroup Inc.	1.750%	5/1/18	39,834	39,266
	Citigroup Inc.	2.500%	9/26/18	73,030	73,743
	Citigroup Inc.	2.550%	4/8/19	39,060	38,961
4,7,8Colonial BancGroup Inc.		7.114%	5/29/49	25,100	3
	Comerica Bank	5.700%	6/1/14	17,530	17,598
	Comerica Bank	5.750%	11/21/16	17,000	18,885
	Comerica Bank	5.200%	8/22/17	6,825	7,573
	Commonwealth Bank of Australia	1.250%	9/18/15	33,150	33,471
7	Commonwealth Bank of Australia	3.250%	3/17/16	30,600	32,030
	Commonwealth Bank of Australia	1.125%	3/13/17	9,750	9,729
	Commonwealth Bank of Australia	1.900%	9/18/17	19,280	19,550
	Commonwealth Bank of Australia	2.500%	9/20/18	49,315	50,376
	Commonwealth Bank of Australia	2.250%	3/13/19	58,705	58,882
18	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.250%	1/16/17	30,000	45,370
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	1/19/17	49,063	52,001
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/19	76,230	76,622
	Countrywide Financial Corp.	6.250%	5/15/16	37,914	41,478
18	Coventry Building Society	2.250%	12/4/17	27,350	39,250
	Credit Suisse	3.500%	3/23/15	42,440	43,570
	Credit Suisse USA Inc.	4.875%	1/15/15	17,953	18,515
	Credit Suisse USA Inc.	5.125%	8/15/15	45,875	48,534
	Credit Suisse USA Inc.	5.375%	3/2/16	16,725	18,116
7	Danske Bank A/S	3.875%	4/14/16	34,600	36,450
	Deutsche Bank AG	3.875%	8/18/14	8,280	8,364
	Deutsche Bank AG	3.250%	1/11/16	38,861	40,465
	Deutsche Bank AG	1.400%	2/13/17	29,920	30,031
	Deutsche Bank AG	6.000%	9/1/17	98,047	111,765
	Deutsche Bank AG	2.500%	2/13/19	83,040	83,733
	Deutsche Bank Financial LLC	5.375%	3/2/15	13,539	14,033
	Fifth Third Bank	0.900%	2/26/16	24,395	24,467
	Fifth Third Bank	1.450%	2/28/18	24,470	24,135
	First Horizon National Corp.	5.375%	12/15/15	31,966	33,996
	Goldman Sachs Group Inc.	5.000%	10/1/14	15,515	15,797
	Goldman Sachs Group Inc.	5.125%	1/15/15	43,833	45,194
	Goldman Sachs Group Inc.	3.300%	5/3/15	5,489	5,632
	Goldman Sachs Group Inc.	3.700%	8/1/15	50,131	51,885
	Goldman Sachs Group Inc.	5.350%	1/15/16	35,777	38,426
	Goldman Sachs Group Inc.	3.625%	2/7/16	24,569	25,677
	Goldman Sachs Group Inc.	5.625%	1/15/17	37,115	40,890
17	Goldman Sachs Group Inc.	6.125%	5/14/17	17,889	33,111
	Goldman Sachs Group Inc.	6.250%	9/1/17	56,605	64,645
	Goldman Sachs Group Inc.	5.950%	1/18/18	72,310	82,162

	Goldman Sachs Group Inc.	2.375%	1/22/18	26,380	26,690
	Goldman Sachs Group Inc.	6.150%	4/1/18	35,575	40,741
	Goldman Sachs Group Inc.	2.900%	7/19/18	14,650	15,021
	Goldman Sachs Group Inc.	2.625%	1/31/19	140,620	141,045
7	HSBC Bank plc	1.500%	5/15/18	17,965	17,695
	HSBC Bank USA NA	6.000%	8/9/17	10,110	11,393
18	HSBC Holdings plc	6.000%	6/10/19	19,540	32,336
	HSBC USA Inc.	2.375%	2/13/15	95,532	96,989
	HSBC USA Inc.	1.625%	1/16/18	64,365	64,090
	HSBC USA Inc.	2.625%	9/24/18	32,245	33,162
	HSBC USA Inc.	5.000%	9/27/20	7,815	8,596
	Huntington Bancshares Inc.	2.600%	8/2/18	43,955	44,422
	Huntington National Bank	1.375%	4/24/17	25,400	25,401
	Intesa Sanpaolo SPA	3.125%	1/15/16	73,200	75,288
	Intesa Sanpaolo SPA	2.375%	1/13/17	117,250	118,383
	Intesa Sanpaolo SPA	3.875%	1/16/18	55,390	58,094
	Intesa Sanpaolo SPA	3.875%	1/15/19	29,350	30,487
	JPMorgan Chase & Co.	5.125%	9/15/14	26,719	27,153
	JPMorgan Chase & Co.	4.750%	3/1/15	24,510	25,369
	JPMorgan Chase & Co.	1.875%	3/20/15	18,110	18,323
	JPMorgan Chase & Co.	3.400%	6/24/15	29,295	30,187
6	JPMorgan Chase & Co.	1.440%	9/1/15	10,570	10,559
	JPMorgan Chase & Co.	5.150%	10/1/15	9,850	10,435
	JPMorgan Chase & Co.	1.100%	10/15/15	35,298	35,478
	JPMorgan Chase & Co.	2.600%	1/15/16	38,787	39,883
	JPMorgan Chase & Co.	1.125%	2/26/16	4,490	4,509
	JPMorgan Chase & Co.	3.450%	3/1/16	99,020	103,655
	JPMorgan Chase & Co.	3.150%	7/5/16	49,806	52,046
	JPMorgan Chase & Co.	1.350%	2/15/17	12,490	12,502
	JPMorgan Chase & Co.	2.000%	8/15/17	19,385	19,648
	JPMorgan Chase & Co.	6.000%	1/15/18	71,913	82,286
	JPMorgan Chase & Co.	1.800%	1/25/18	40,720	40,698
	JPMorgan Chase & Co.	1.625%	5/15/18	18,550	18,343
	JPMorgan Chase & Co.	6.300%	4/23/19	15,163	17,936
4	JPMorgan Chase & Co.	6.125%	12/29/49	21,420	21,420
	JPMorgan Chase Bank NA	5.875%	6/13/16	9,750	10,737
	JPMorgan Chase Bank NA	6.000%	7/5/17	8,592	9,768
	JPMorgan Chase Bank NA	6.000%	10/1/17	26,225	29,900
	KeyBank NA	1.650%	2/1/18	33,300	33,198
4,7	LBG Capital No.1 plc	8.000%	12/29/49	14,560	15,761
	Lloyds Bank plc	4.875%	1/21/16	41,852	44,770
	Lloyds Bank plc	4.200%	3/28/17	50,690	54,749
	Lloyds Bank plc	2.300%	11/27/18	57,410	57,847
7	Lloyds Bank plc	6.500%	9/14/20	8,470	9,740
7	Macquarie Bank Ltd.	2.000%	8/15/16	42,070	42,667
	Manufacturers & Traders Trust Co.	1.250%	1/30/17	9,750	9,775
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	39,089	45,477
	Manufacturers & Traders Trust Co.	1.450%	3/7/18	24,395	24,013
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	43,530	43,695
4	Manufacturers & Traders Trust Co.	5.629%	12/1/21	9,755	10,218
	Mellon Funding Corp.	5.000%	12/1/14	6,100	6,258
	Merrill Lynch & Co. Inc.	5.450%	7/15/14	29,825	30,116
	Merrill Lynch & Co. Inc.	5.000%	1/15/15	28,828	29,684
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	33,472	36,566
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	6,525	7,222
	Merrill Lynch & Co. Inc.	6.400%	8/28/17	14,597	16,720
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	31,909	37,533

	Morgan Stanley	6.000%	4/28/15	29,560	31,096
	Morgan Stanley	4.000%	7/24/15	16,600	17,250
	Morgan Stanley	5.375%	10/15/15	26,120	27,807
	Morgan Stanley	3.450%	11/2/15	9,750	10,121
	Morgan Stanley	3.800%	4/29/16	39,075	41,143
	Morgan Stanley	5.750%	10/18/16	69,245	76,669
	Morgan Stanley	5.450%	1/9/17	27,352	30,189
	Morgan Stanley	5.550%	4/27/17	19,495	21,760
	Morgan Stanley	6.250%	8/28/17	8,765	10,034
	Morgan Stanley	5.950%	12/28/17	43,105	49,123
	Morgan Stanley	6.625%	4/1/18	22,950	26,773
	Morgan Stanley	2.125%	4/25/18	11,720	11,747
	Morgan Stanley	2.500%	1/24/19	43,250	43,259
	National Australia Bank Ltd.	2.000%	3/9/15	9,930	10,067
	National Australia Bank Ltd.	1.600%	8/7/15	9,750	9,869
	National Australia Bank Ltd.	1.300%	7/25/16	58,600	59,148
	National Australia Bank Ltd.	2.750%	3/9/17	19,460	20,282
	National Australia Bank Ltd.	2.300%	7/25/18	21,800	22,097
	National Bank of Canada	1.500%	6/26/15	3,900	3,942
	National Bank of Canada	1.450%	11/7/17	2,425	2,401
	National City Bank	5.250%	12/15/16	14,250	15,727
	National City Bank	5.800%	6/7/17	14,625	16,586
	National City Corp.	6.875%	5/15/19	8,085	9,668
	PNC Bank NA	0.800%	1/28/16	26,345	26,447
	PNC Bank NA	5.250%	1/15/17	27,935	30,782
	PNC Bank NA	1.125%	1/27/17	46,690	46,717
	PNC Bank NA	4.875%	9/21/17	14,135	15,620
	PNC Bank NA	6.000%	12/7/17	4,885	5,596
	PNC Bank NA	6.875%	4/1/18	4,197	4,944
	PNC Bank NA	2.200%	1/28/19	35,825	35,897
	PNC Funding Corp.	5.400%	6/10/14	6,820	6,852
	PNC Funding Corp.	3.625%	2/8/15	4,885	5,002
	PNC Funding Corp.	4.250%	9/21/15	23,385	24,506
	PNC Funding Corp.	5.625%	2/1/17	4,380	4,862
	Regions Bank	7.500%	5/15/18	38,405	45,501
	Regions Financial Corp.	5.750%	6/15/15	33,764	35,483
	Regions Financial Corp.	2.000%	5/15/18	27,350	27,052
	Royal Bank of Canada	2.875%	4/19/16	73,300	76,502
	Royal Bank of Canada	2.300%	7/20/16	66,735	68,960
	Royal Bank of Canada	1.500%	1/16/18	3,900	3,884
	Royal Bank of Canada	2.200%	7/27/18	38,590	39,193
	Royal Bank of Scotland Group plc	4.700%	7/3/18	5,368	5,569
	Royal Bank of Scotland Group plc	6.400%	10/21/19	18,055	20,878
	Royal Bank of Scotland NV	4.650%	6/4/18	21,450	22,156
	Royal Bank of Scotland plc	4.875%	3/16/15	23,159	23,968
	Royal Bank of Scotland plc	3.950%	9/21/15	43,868	45,639
	Royal Bank of Scotland plc	4.375%	3/16/16	103,125	109,427
18	Royal Bank of Scotland plc	6.934%	4/9/18	21,309	33,892
	Santander Bank NA	8.750%	5/30/18	33,955	40,825
	Santander Holdings USA Inc.	3.000%	9/24/15	30,401	31,161
	Santander Holdings USA Inc.	4.625%	4/19/16	61,904	66,096
	Santander Holdings USA Inc.	3.450%	8/27/18	10,745	11,202
	Societe Generale SA	2.750%	10/12/17	38,950	40,281
	Societe Generale SA	2.625%	10/1/18	14,575	14,752
	SouthTrust Corp.	5.800%	6/15/14	25,467	25,621
	State Street Bank & Trust Co.	5.300%	1/15/16	7,261	7,819
	State Street Corp.	5.375%	4/30/17	19,520	21,901

6 SunTrust Bank	0.533%	4/1/15	5,855	5,846
SunTrust Banks Inc.	3.500%	1/20/17	12,711	13,396
SunTrust Banks Inc.	6.000%	9/11/17	8,795	10,014
Svenska Handelsbanken AB	2.500%	1/25/19	59,215	60,028
Toronto-Dominion Bank	2.500%	7/14/16	23,796	24,692
Toronto-Dominion Bank	1.400%	4/30/18	4,095	4,032
UBS AG	5.875%	12/20/17	52,925	60,432
UBS AG	5.750%	4/25/18	72,185	82,695
Union Bank NA	5.950%	5/11/16	53,730	59,169
Union Bank NA	3.000%	6/6/16	56,590	59,130
Union Bank NA	1.500%	9/26/16	25,125	25,502
Union Bank NA	2.125%	6/16/17	29,740	30,437
Union Bank NA	2.625%	9/26/18	34,030	34,725
US Bancorp	1.650%	5/15/17	11,840	12,000
US Bank NA	1.100%	1/30/17	19,000	19,059
4 US Bank NA	3.778%	4/29/20	36,995	37,989
Wachovia Bank NA	4.875%	2/1/15	11,750	12,131
Wachovia Bank NA	5.000%	8/15/15	9,750	10,291
Wachovia Bank NA	5.600%	3/15/16	26,540	28,860
Wachovia Bank NA	6.000%	11/15/17	44,673	51,234
Wachovia Corp.	5.250%	8/1/14	41,415	41,895
Wachovia Corp.	5.625%	10/15/16	34,080	37,715
Wachovia Corp.	5.750%	6/15/17	11,940	13,565
Wachovia Corp.	5.750%	2/1/18	35,115	40,266
8 Washington Mutual Bank / Debt not acquired
by JPMorgan	6.875%	6/15/11	21,983	2
Wells Fargo & Co.	3.676%	6/15/16	53,334	56,475
Wells Fargo & Co.	5.625%	12/11/17	19,840	22,582
4 Wells Fargo & Co.	5.900%	12/29/49	21,420	21,806
Wells Fargo Bank NA	4.750%	2/9/15	11,265	11,631
Westpac Banking Corp.	1.125%	9/25/15	26,500	26,727
Westpac Banking Corp.	3.000%	12/9/15	33,150	34,437
Westpac Banking Corp.	0.950%	1/12/16	19,500	19,617
Westpac Banking Corp.	1.050%	11/25/16	24,635	24,595
Westpac Banking Corp.	2.000%	8/14/17	54,800	55,826
Westpac Banking Corp.	1.600%	1/12/18	44,378	44,261
Westpac Banking Corp.	2.250%	7/30/18	20,830	21,051
Westpac Banking Corp.	2.250%	1/17/19	42,930	43,113
Westpac Banking Corp.	4.875%	11/19/19	13,979	15,637
Zions Bancorporation	5.500%	11/16/15	819	862

Brokerage (0.4%)
Ameriprise Financial Inc.	5.650%	11/15/15	3,374	3,618
4 Ameriprise Financial Inc.	7.518%	6/1/66	6,634	7,380
Charles Schwab Corp.	0.850%	12/4/15	14,650	14,702
Charles Schwab Corp.	6.375%	9/1/17	5,860	6,683
Charles Schwab Corp.	2.200%	7/25/18	1,270	1,287
Franklin Resources Inc.	1.375%	9/15/17	15,270	15,180
Jefferies Group LLC	5.125%	4/13/18	12,335	13,462
8 Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	9,410	1
Nomura Holdings Inc.	4.125%	1/19/16	9,770	10,260
Nomura Holdings Inc.	2.000%	9/13/16	53,029	53,753
Nomura Holdings Inc.	2.750%	3/19/19	65,500	65,547

Finance Companies (2.0%)
Air Lease Corp.	5.625%	4/1/17	29,290	32,292
Air Lease Corp.	3.375%	1/15/19	21,895	22,360

	CIT Group Inc.	3.875%	2/19/19	36,490	36,855
	General Electric Capital Corp.	4.750%	9/15/14	10,000	10,162
	General Electric Capital Corp.	3.750%	11/14/14	33,995	34,604
	General Electric Capital Corp.	2.150%	1/9/15	140	142
	General Electric Capital Corp.	3.500%	6/29/15	19,406	20,090
	General Electric Capital Corp.	1.625%	7/2/15	24,395	24,724
	General Electric Capital Corp.	4.375%	9/21/15	9,264	9,754
	General Electric Capital Corp.	2.250%	11/9/15	18,790	19,286
	General Electric Capital Corp.	1.000%	12/11/15	6,830	6,884
	General Electric Capital Corp.	5.000%	1/8/16	22,905	24,612
	General Electric Capital Corp.	2.950%	5/9/16	39,930	41,643
	General Electric Capital Corp.	1.500%	7/12/16	38,920	39,463
	General Electric Capital Corp.	3.350%	10/17/16	46,380	49,098
	General Electric Capital Corp.	2.900%	1/9/17	41,905	43,928
	General Electric Capital Corp.	5.400%	2/15/17	28,300	31,573
	General Electric Capital Corp.	2.450%	3/15/17	50,790	52,561
	General Electric Capital Corp.	2.300%	4/27/17	21,987	22,695
	General Electric Capital Corp.	5.625%	9/15/17	33,870	38,449
	General Electric Capital Corp.	5.625%	5/1/18	43,595	49,904
4	General Electric Capital Corp.	6.375%	11/15/67	7,110	7,901
	HSBC Finance Corp.	5.250%	4/15/15	19,525	20,393
	HSBC Finance Corp.	5.000%	6/30/15	44,605	46,721
	HSBC Finance Corp.	5.500%	1/19/16	63,490	68,461
6	HSBC Finance Corp.	0.666%	6/1/16	17,450	17,440
	SLM Corp.	3.875%	9/10/15	63,420	65,494
	SLM Corp.	6.250%	1/25/16	101,274	109,140
	SLM Corp.	6.000%	1/25/17	40,700	44,263
	SLM Corp.	4.625%	9/25/17	19,520	20,513

	Insurance (2.1%)
	Alleghany Corp.	5.625%	9/15/20	8,890	9,994
	Allied World Assurance Co. Ltd.	7.500%	8/1/16	28,180	31,959
	Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,075	2,307
	American Financial Group Inc.	9.875%	6/15/19	4,885	6,380
	American International Group Inc.	2.375%	8/24/15	9,750	9,945
	American International Group Inc.	5.050%	10/1/15	29,335	31,127
	American International Group Inc.	4.875%	9/15/16	37,809	41,140
	American International Group Inc.	5.600%	10/18/16	9,770	10,817
	American International Group Inc.	5.450%	5/18/17	18,175	20,317
17	American International Group Inc.	6.765%	11/15/17	24,230	46,801
	American International Group Inc.	5.850%	1/16/18	55,536	63,470
	American International Group Inc.	8.250%	8/15/18	52,933	66,121
	Assurant Inc.	2.500%	3/15/18	29,300	29,327
	Axis Capital Holdings Ltd.	5.750%	12/1/14	40,440	41,634
	Axis Specialty Finance LLC	5.875%	6/1/20	11,618	13,207
	AXIS Specialty Finance plc	2.650%	4/1/19	14,650	14,727
	Berkshire Hathaway Finance Corp.	1.600%	5/15/17	11,715	11,873
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	24,144	27,572
	Berkshire Hathaway Inc.	3.200%	2/11/15	8,860	9,055
	Berkshire Hathaway Inc.	2.200%	8/15/16	4,850	5,015
	Berkshire Hathaway Inc.	1.900%	1/31/17	11,515	11,798
	Chubb Corp.	5.750%	5/15/18	5,793	6,658
4	Chubb Corp.	6.375%	3/29/67	4,850	5,390
	CNA Financial Corp.	5.850%	12/15/14	10,130	10,459
	CNA Financial Corp.	6.500%	8/15/16	20,495	23,014
	CNA Financial Corp.	7.350%	11/15/19	3,900	4,795
	Genworth Holdings Inc.	6.515%	5/22/18	17,918	20,727

Genworth Holdings Inc.	7.700%	6/15/20	3,080	3,816
Hartford Financial Services Group Inc.	4.000%	3/30/15	8,400	8,662
Hartford Financial Services Group Inc.	4.000%	10/15/17	4,985	5,366
Manulife Financial Corp.	3.400%	9/17/15	14,620	15,165
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	9,875	10,031
7 MassMutual Global Funding II	3.125%	4/14/16	11,920	12,471
7 MassMutual Global Funding II	2.000%	4/5/17	8,300	8,474
7 MassMutual Global Funding II	2.100%	8/2/18	12,735	12,804
7 MassMutual Global Funding II	2.500%	10/17/22	14,335	13,543
MetLife Inc.	6.750%	6/1/16	40,950	45,861
MetLife Inc.	1.756%	12/15/17	14,600	14,749
MetLife Inc.	6.817%	8/15/18	13,300	15,905
MetLife Inc.	7.717%	2/15/19	9,219	11,506
7 Metropolitan Life Global Funding I	1.500%	1/10/18	29,350	29,022
7 Metropolitan Life Global Funding I	2.300%	4/10/19	11,225	11,285
7 Pacific LifeCorp	6.000%	2/10/20	10,854	12,402
PartnerRe Finance A LLC	6.875%	6/1/18	20,530	23,630
Principal Financial Group Inc.	1.850%	11/15/17	15,600	15,687
7 Principal Life Global Funding I	5.050%	3/15/15	7,750	8,041
7 Principal Life Global Funding II	2.250%	10/15/18	11,725	11,693
4 Progressive Corp.	6.700%	6/15/67	9,760	10,858
Prudential Financial Inc.	3.000%	5/12/16	11,725	12,223
Reinsurance Group of America Inc.	5.625%	3/15/17	12,900	14,191
Reinsurance Group of America Inc.	6.450%	11/15/19	15,073	17,691
Transatlantic Holdings Inc.	5.750%	12/14/15	34,220	36,821
7 UnumProvident Finance Co. plc	6.850%	11/15/15	19,425	21,173
XL Group plc	5.250%	9/15/14	42,514	43,246
XLIT Ltd.	2.300%	12/15/18	4,875	4,877

Other Finance (0.1%)
NYSE Euronext	2.000%	10/5/17	39,800	40,469

Real Estate Investment Trusts (1.1%)
7 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	2.000%	2/6/17	58,575	58,647
7 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	3.000%	2/6/19	53,730	53,767
BioMed Realty LP	3.850%	4/15/16	16,095	16,911
Boston Properties LP	3.700%	11/15/18	4,900	5,225
Brandywine Operating Partnership LP	5.400%	11/1/14	4,850	4,961
Brandywine Operating Partnership LP	5.700%	5/1/17	15,486	16,992
Brandywine Operating Partnership LP	4.950%	4/15/18	21,275	22,985
DDR Corp.	7.500%	4/1/17	405	466
DDR Corp.	4.750%	4/15/18	19,480	21,175
DDR Corp.	7.500%	7/15/18	2,500	2,985
Digital Realty Trust LP	4.500%	7/15/15	6,350	6,561
Duke Realty LP	7.375%	2/15/15	4,875	5,126
Duke Realty LP	5.950%	2/15/17	9,620	10,737
Duke Realty LP	6.500%	1/15/18	3,470	3,969
Duke Realty LP	6.750%	3/15/20	5,260	6,194
7 Goodman Funding Pty Ltd.	6.375%	11/12/20	19,140	21,804
HCP Inc.	6.700%	1/30/18	9,705	11,353
Health Care REIT Inc.	3.625%	3/15/16	8,088	8,492
Health Care REIT Inc.	4.700%	9/15/17	14,620	15,990
Health Care REIT Inc.	2.250%	3/15/18	4,875	4,927
Health Care REIT Inc.	4.125%	4/1/19	23,730	25,472
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,000	1,128

	Highwoods Realty LP	5.850%	3/15/17	4,425	4,927
	Kilroy Realty LP	4.800%	7/15/18	20,030	21,683
	Liberty Property LP	4.750%	10/1/20	1,600	1,710
	ProLogis LP	4.500%	8/15/17	7,300	7,902
	Realty Income Corp.	2.000%	1/31/18	4,870	4,846
	Realty Income Corp.	6.750%	8/15/19	5,985	7,097
	Regency Centers LP	5.875%	6/15/17	13,675	15,400
	Senior Housing Properties Trust	4.300%	1/15/16	11,460	11,918
	Senior Housing Properties Trust	3.250%	5/1/19	36,150	36,509
	Simon Property Group LP	5.100%	6/15/15	9,225	9,696
	Simon Property Group LP	6.100%	5/1/16	5,820	6,357
	Simon Property Group LP	2.800%	1/30/17	22,815	23,830
	Simon Property Group LP	5.875%	3/1/17	9,180	10,287
	Simon Property Group LP	2.150%	9/15/17	1,572	1,616
7	Simon Property Group LP	1.500%	2/1/18	4,850	4,783
	Simon Property Group LP	6.125%	5/30/18	15,635	18,207
	Simon Property Group LP	2.200%	2/1/19	24,375	24,502
	Simon Property Group LP	5.650%	2/1/20	1,405	1,633
					12,659,217
Industrial (29.8%)
	Basic Industry (2.3%)
	Air Products & Chemicals Inc.	2.000%	8/2/16	10,920	11,239
	Air Products & Chemicals Inc.	1.200%	10/15/17	11,225	11,193
	Airgas Inc.	1.650%	2/15/18	17,792	17,583
	Barrick Gold Corp.	6.950%	4/1/19	21,820	25,873
	Barrick North America Finance LLC	6.800%	9/15/18	11,410	13,407
	Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	9,065	9,746
18	BHP Billiton Finance Ltd.	6.375%	4/4/16	13,675	21,032
	BHP Billiton Finance USA Ltd.	1.875%	11/21/16	3,945	4,055
	BHP Billiton Finance USA Ltd.	1.625%	2/24/17	68,645	69,802
	BHP Billiton Finance USA Ltd.	5.400%	3/29/17	35,717	39,867
	BHP Billiton Finance USA Ltd.	2.050%	9/30/18	13,920	14,017
	BHP Billiton Finance USA Ltd.	6.500%	4/1/19	14,119	17,012
	CF Industries Inc.	6.875%	5/1/18	38,450	45,131
	Eastman Chemical Co.	2.400%	6/1/17	20,804	21,311
	EI du Pont de Nemours & Co.	6.000%	7/15/18	27,383	32,028
	Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	9,745	9,793
	Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	26,415	26,571
	Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	24,420	24,130
7	Glencore Funding LLC	2.500%	1/15/19	9,770	9,543
	Goldcorp Inc.	2.125%	3/15/18	14,640	14,619
	LyondellBasell Industries NV	5.000%	4/15/19	43,950	48,894
	Monsanto Co.	5.125%	4/15/18	22,515	25,386
	Nucor Corp.	5.750%	12/1/17	8,790	10,024
	Nucor Corp.	5.850%	6/1/18	24,788	28,362
	Plains Exploration & Production Co.	6.125%	6/15/19	20,453	22,549
	Plains Exploration & Production Co.	6.500%	11/15/20	28,650	31,622
	Plains Exploration & Production Co.	6.625%	5/1/21	2,390	2,644
	Plains Exploration & Production Co.	6.750%	2/1/22	9,915	11,080
	Plains Exploration & Production Co.	6.875%	2/15/23	17,000	19,083
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	19,684	20,713
	PPG Industries Inc.	1.900%	1/15/16	10,125	10,313
	Praxair Inc.	4.500%	8/15/19	18,560	20,642
	Rio Tinto Finance USA Ltd.	8.950%	5/1/14	44,445	44,456
	Rio Tinto Finance USA Ltd.	2.500%	5/20/16	19,228	19,863
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	19,540	23,005
	Rio Tinto Finance USA plc	1.375%	6/17/16	38,045	38,452

	Rio Tinto Finance USA plc	2.000%	3/22/17	40,230	41,031
	Rio Tinto Finance USA plc	1.625%	8/21/17	60,437	60,672
	Rio Tinto Finance USA plc	2.250%	12/14/18	50,035	50,261
7	Smurfit Kappa Acquisitions	4.875%	9/15/18	3,655	3,882
	Teck Resources Ltd.	3.150%	1/15/17	12,405	12,929
	Teck Resources Ltd.	3.850%	8/15/17	8,395	8,928
	Teck Resources Ltd.	2.500%	2/1/18	11,230	11,344
	Teck Resources Ltd.	3.000%	3/1/19	2,380	2,405
	Vale Canada Ltd.	5.700%	10/15/15	14,655	15,683
	Vale Overseas Ltd.	6.250%	1/11/16	22,625	24,532
	Vale Overseas Ltd.	6.250%	1/23/17	34,195	38,243
	Vale Overseas Ltd.	5.625%	9/15/19	4,425	4,940
7	Xstrata Finance Canada Ltd.	2.050%	10/23/15	29,280	29,635
7	Xstrata Finance Canada Ltd.	3.600%	1/15/17	19,830	20,843

	Capital Goods (3.3%)
7	ABB Treasury Center USA Inc.	2.500%	6/15/16	14,650	15,134
	Bemis Co. Inc.	5.650%	8/1/14	10,130	10,253
	Boeing Capital Corp.	2.125%	8/15/16	17,810	18,413
	Boeing Capital Corp.	2.900%	8/15/18	15,939	16,747
	Boeing Capital Corp.	4.700%	10/27/19	9,200	10,343
	Boeing Co.	3.500%	2/15/15	25,710	26,359
	Boeing Co.	0.950%	5/15/18	25,805	25,100
	Boeing Co.	6.000%	3/15/19	10,487	12,371
7	Bombardier Inc.	4.250%	1/15/16	9,770	10,136
7	Bombardier Inc.	4.750%	4/15/19	16,785	17,079
7	Bombardier Inc.	6.000%	10/15/22	13,140	13,370
	Caterpillar Financial Services Corp.	4.750%	2/17/15	11,900	12,314
	Caterpillar Financial Services Corp.	1.100%	5/29/15	17,910	18,058
	Caterpillar Financial Services Corp.	2.750%	6/24/15	9,250	9,504
	Caterpillar Financial Services Corp.	2.650%	4/1/16	5,625	5,839
	Caterpillar Financial Services Corp.	2.050%	8/1/16	24,750	25,494
	Caterpillar Financial Services Corp.	1.000%	3/3/17	14,175	14,192
	Caterpillar Financial Services Corp.	1.625%	6/1/17	4,885	4,948
	Caterpillar Financial Services Corp.	1.250%	11/6/17	11,950	11,874
	Caterpillar Financial Services Corp.	7.050%	10/1/18	5,380	6,514
	Caterpillar Financial Services Corp.	7.150%	2/15/19	13,675	16,809
	Caterpillar Inc.	1.500%	6/26/17	9,750	9,860
	CNH Capital LLC	3.250%	2/1/17	27,360	27,873
	Crane Co.	2.750%	12/15/18	12,615	12,799
	CRH America Inc.	4.125%	1/15/16	38,050	40,059
	CRH America Inc.	6.000%	9/30/16	22,606	25,137
	CRH America Inc.	8.125%	7/15/18	19,860	24,446
	Danaher Corp.	1.300%	6/23/14	13,300	13,320
	Danaher Corp.	2.300%	6/23/16	32,888	34,040
	Danaher Corp.	5.400%	3/1/19	6,520	7,504
18	Dover Corp.	2.125%	12/1/20	10,205	14,419
7	Embraer Overseas Ltd.	5.696%	9/16/23	10,379	10,897
	Emerson Electric Co.	4.125%	4/15/15	9,220	9,541
	Emerson Electric Co.	5.375%	10/15/17	9,760	11,119
	Emerson Electric Co.	5.250%	10/15/18	4,880	5,584
	Emerson Electric Co.	5.000%	4/15/19	3,235	3,653
	Emerson Electric Co.	4.875%	10/15/19	4,980	5,653
	General Dynamics Corp.	1.375%	1/15/15	10,550	10,635
	General Dynamics Corp.	2.250%	7/15/16	5,637	5,834
	General Dynamics Corp.	1.000%	11/15/17	69,160	68,273
	General Electric Co.	0.850%	10/9/15	18,420	18,529

General Electric Co.	5.250%	12/6/17	120,350	136,168
Harsco Corp.	2.700%	10/15/15	10,192	10,305
Honeywell International Inc.	5.300%	3/1/18	14,257	16,169
Honeywell International Inc.	5.000%	2/15/19	28,990	32,815
Honeywell International Inc.	4.250%	3/1/21	1,255	1,378
Huntington Ingalls Industries Inc.	6.875%	3/15/18	13,220	14,178
7 Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	17,860	18,207
John Deere Capital Corp.	2.950%	3/9/15	32,950	33,699
John Deere Capital Corp.	0.875%	4/17/15	4,875	4,903
John Deere Capital Corp.	0.950%	6/29/15	16,575	16,696
John Deere Capital Corp.	0.750%	1/22/16	22,900	23,023
John Deere Capital Corp.	2.250%	6/7/16	28,375	29,318
John Deere Capital Corp.	1.850%	9/15/16	37,815	38,782
John Deere Capital Corp.	1.050%	10/11/16	11,000	11,060
John Deere Capital Corp.	1.050%	12/15/16	13,020	13,085
John Deere Capital Corp.	2.000%	1/13/17	12,680	13,030
John Deere Capital Corp.	1.400%	3/15/17	19,490	19,678
John Deere Capital Corp.	2.800%	9/18/17	6,570	6,899
John Deere Capital Corp.	1.200%	10/10/17	35,105	35,063
John Deere Capital Corp.	1.300%	3/12/18	19,525	19,325
John Deere Capital Corp.	5.350%	4/3/18	14,635	16,562
John Deere Capital Corp.	5.750%	9/10/18	4,880	5,668
John Deere Capital Corp.	1.950%	12/13/18	14,640	14,643
L-3 Communications Corp.	3.950%	11/15/16	11,560	12,336
Lockheed Martin Corp.	2.125%	9/15/16	21,600	22,240
Lockheed Martin Corp.	4.250%	11/15/19	19,250	21,205
Lockheed Martin Corp.	3.350%	9/15/21	5,860	6,028
Mohawk Industries Inc.	6.125%	1/15/16	16,586	17,977
Precision Castparts Corp.	0.700%	12/20/15	18,045	18,105
Precision Castparts Corp.	1.250%	1/15/18	63,354	62,530
Raytheon Co.	6.750%	3/15/18	7,360	8,639
Republic Services Inc.	3.800%	5/15/18	5,686	6,084
Republic Services Inc.	5.500%	9/15/19	4,880	5,591
Rockwell Automation Inc.	5.650%	12/1/17	4,885	5,514
Roper Industries Inc.	1.850%	11/15/17	21,480	21,654
Roper Industries Inc.	2.050%	10/1/18	9,590	9,560
7 Schneider Electric SA	2.950%	9/27/22	21,466	20,914
United Rentals North America Inc.	5.750%	7/15/18	24,498	26,243
United Technologies Corp.	4.875%	5/1/15	3,700	3,864
United Technologies Corp.	1.800%	6/1/17	74,200	75,779
United Technologies Corp.	5.375%	12/15/17	28,015	32,004
United Technologies Corp.	6.125%	2/1/19	10,260	12,121
United Technologies Corp.	4.500%	4/15/20	2,600	2,894
Waste Management Inc.	6.375%	3/11/15	12,647	13,267
Waste Management Inc.	2.600%	9/1/16	8,200	8,519
Waste Management Inc.	6.100%	3/15/18	11,725	13,557

Communication (5.9%)
21st Century Fox America Inc.	7.250%	5/18/18	7,205	8,698
21st Century Fox America Inc.	6.900%	3/1/19	6,840	8,267
America Movil SAB de CV	5.750%	1/15/15	12,225	12,651
America Movil SAB de CV	3.625%	3/30/15	48,771	50,102
America Movil SAB de CV	2.375%	9/8/16	106,729	109,635
America Movil SAB de CV	5.625%	11/15/17	29,869	33,986
America Movil SAB de CV	5.000%	10/16/19	2,010	2,255
American Tower Corp.	4.625%	4/1/15	18,589	19,251
American Tower Corp.	4.500%	1/15/18	4,875	5,265

	American Tower Corp.	3.400%	2/15/19	29,320	30,295
	AT&T Inc.	5.100%	9/15/14	25,478	25,917
	AT&T Inc.	0.875%	2/13/15	11,750	11,789
	AT&T Inc.	2.500%	8/15/15	61,005	62,522
	AT&T Inc.	0.900%	2/12/16	13,600	13,640
	AT&T Inc.	2.950%	5/15/16	54,630	56,949
	AT&T Inc.	2.400%	8/15/16	75,441	77,875
	AT&T Inc.	1.600%	2/15/17	14,738	14,909
17	AT&T Inc.	5.875%	4/28/17	19,550	36,580
	AT&T Inc.	1.700%	6/1/17	80,110	81,014
	AT&T Inc.	1.400%	12/1/17	24,400	24,321
	AT&T Inc.	5.500%	2/1/18	80,904	91,886
	AT&T Inc.	5.600%	5/15/18	6,038	6,907
	AT&T Inc.	2.375%	11/27/18	53,635	54,451
	AT&T Inc.	5.800%	2/15/19	24,040	27,939
	AT&T Inc.	2.300%	3/11/19	34,500	34,620
	BellSouth Corp.	5.200%	9/15/14	30,175	30,706
7	British Sky Broadcasting Group plc	6.100%	2/15/18	6,010	6,866
7	British Sky Broadcasting Group plc	9.500%	11/15/18	17,349	22,574
	British Telecommunications plc	1.250%	2/14/17	14,655	14,647
	British Telecommunications plc	2.350%	2/14/19	19,535	19,558
7	BSKYB Finance UK plc	5.625%	10/15/15	3,484	3,710
	CBS Corp.	1.950%	7/1/17	22,671	23,073
	CBS Corp.	4.625%	5/15/18	2,690	2,941
	CBS Corp.	8.875%	5/15/19	4,562	5,895
	Comcast Cable Communications LLC	8.875%	5/1/17	24,525	29,943
	Comcast Corp.	5.850%	11/15/15	13,578	14,694
	Comcast Corp.	5.900%	3/15/16	24,515	26,870
	Comcast Corp.	6.500%	1/15/17	26,210	29,992
	Comcast Corp.	6.300%	11/15/17	9,605	11,204
	Comcast Corp.	5.875%	2/15/18	17,672	20,364
	Comcast Corp.	5.700%	5/15/18	50,722	58,451
	Comcast Corp.	5.700%	7/1/19	19,550	22,821
	COX Communications Inc.	5.450%	12/15/14	6,667	6,865
7	Deutsche Telekom International Finance BV	3.125%	4/11/16	38,016	39,437
7	Deutsche Telekom International Finance BV	2.250%	3/6/17	7,075	7,254
	Deutsche Telekom International Finance BV	6.750%	8/20/18	6,819	8,103
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	3.550%	3/15/15	41,275	42,350
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	3.125%	2/15/16	18,420	19,136
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	3.500%	3/1/16	66,470	69,494
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	2.400%	3/15/17	81,401	83,667
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	1.750%	1/15/18	47,725	47,396
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	5.875%	10/1/19	2,930	3,375
	Discovery Communications LLC	3.700%	6/1/15	47,177	48,777
	Embarq Corp.	7.082%	6/1/16	18,952	21,225
	Interpublic Group of Cos. Inc.	6.250%	11/15/14	14,650	15,126
	Interpublic Group of Cos. Inc.	2.250%	11/15/17	2,000	2,027
7	KT Corp.	1.750%	4/22/17	34,185	34,083
	NBCUniversal Media LLC	3.650%	4/30/15	11,585	11,957
	NBCUniversal Media LLC	2.875%	4/1/16	52,680	54,881
	NBCUniversal Media LLC	5.150%	4/30/20	5,900	6,735

Omnicom Group Inc.	5.900%	4/15/16	34,830	38,098
Orange SA	2.125%	9/16/15	14,288	14,526
Orange SA	2.750%	9/14/16	6,840	7,088
Orange SA	2.750%	2/6/19	18,380	18,730
Qwest Corp.	7.500%	10/1/14	9,033	9,274
Qwest Corp.	6.500%	6/1/17	9,653	10,937
Rogers Communications Inc.	7.500%	3/15/15	5,299	5,611
Rogers Communications Inc.	6.800%	8/15/18	21,658	25,807
7 SES Global Americas Holdings GP	2.500%	3/25/19	53,705	53,508
TCI Communications Inc.	8.750%	8/1/15	9,860	10,868
Telecom Italia Capital SA	5.250%	10/1/15	4,900	5,150
Telecom Italia Capital SA	6.999%	6/4/18	19,948	22,879
Telefonica Emisiones SAU	4.949%	1/15/15	14,284	14,687
Telefonica Emisiones SAU	3.992%	2/16/16	47,895	50,405
Telefonica Emisiones SAU	6.421%	6/20/16	28,220	31,293
Telefonica Emisiones SAU	6.221%	7/3/17	26,132	29,697
Telefonica Emisiones SAU	3.192%	4/27/18	68,052	70,520
Telefonica Emisiones SAU	5.134%	4/27/20	15,150	16,703
Telefonos de Mexico SAB de CV	5.500%	1/27/15	9,775	10,109
Thomson Reuters Corp.	0.875%	5/23/16	13,012	12,996
Thomson Reuters Corp.	1.300%	2/23/17	21,480	21,555
Thomson Reuters Corp.	6.500%	7/15/18	11,625	13,630
Thomson Reuters Corp.	4.700%	10/15/19	6,800	7,486
Time Warner Cable Inc.	3.500%	2/1/15	22,325	22,821
Time Warner Cable Inc.	5.850%	5/1/17	37,160	42,050
Time Warner Cable Inc.	6.750%	7/1/18	64,545	76,670
Time Warner Cable Inc.	8.750%	2/14/19	42,805	55,055
Time Warner Cable Inc.	8.250%	4/1/19	14,650	18,590
Time Warner Cable Inc.	5.000%	2/1/20	4,900	5,483
Verizon Communications Inc.	0.700%	11/2/15	24,520	24,562
Verizon Communications Inc.	3.000%	4/1/16	5,120	5,336
Verizon Communications Inc.	2.500%	9/15/16	65,545	67,811
Verizon Communications Inc.	2.000%	11/1/16	40,761	41,766
Verizon Communications Inc.	1.100%	11/1/17	14,444	14,276
Verizon Communications Inc.	3.650%	9/14/18	118,285	126,065
Verizon Communications Inc.	2.550%	6/17/19	9,770	9,843
Verizon Communications Inc.	4.500%	9/15/20	24,400	26,528
Vodafone Group plc	5.625%	2/27/17	38,412	43,024
Vodafone Group plc	1.250%	9/26/17	15,718	15,597
WPP Finance UK	8.000%	9/15/14	23,355	23,961

Consumer Cyclical (4.2%)
American Honda Finance Corp.	1.125%	10/7/16	20,030	20,193
American Honda Finance Corp.	2.125%	10/10/18	19,540	19,747
AutoZone Inc.	5.750%	1/15/15	11,270	11,674
AutoZone Inc.	5.500%	11/15/15	6,275	6,731
AutoZone Inc.	7.125%	8/1/18	33,707	40,338
Brinker International Inc.	2.600%	5/15/18	26,410	26,406
CVS Caremark Corp.	2.250%	12/5/18	24,400	24,619
7 Daimler Finance North America LLC	2.950%	1/11/17	16,915	17,610
7 Daimler Finance North America LLC	1.125%	3/10/17	27,650	27,482
7 Daimler Finance North America LLC	2.400%	4/10/17	9,740	10,009
7 Daimler Finance North America LLC	1.875%	1/11/18	5,520	5,522
7 Daimler Finance North America LLC	2.375%	8/1/18	38,500	39,139
Dollar General Corp.	4.125%	7/15/17	19,825	21,228
Dollar General Corp.	1.875%	4/15/18	9,965	9,879
7 Experian Finance plc	2.375%	6/15/17	35,430	36,006

Ford Motor Credit Co. LLC	3.875%	1/15/15	9,770	9,993
Ford Motor Credit Co. LLC	7.000%	4/15/15	51,889	54,963
Ford Motor Credit Co. LLC	2.750%	5/15/15	33,161	33,861
Ford Motor Credit Co. LLC	5.625%	9/15/15	4,878	5,189
Ford Motor Credit Co. LLC	2.500%	1/15/16	17,080	17,549
Ford Motor Credit Co. LLC	4.207%	4/15/16	44,245	46,948
Ford Motor Credit Co. LLC	3.984%	6/15/16	45,205	47,932
Ford Motor Credit Co. LLC	8.000%	12/15/16	55,625	64,949
Ford Motor Credit Co. LLC	4.250%	2/3/17	9,755	10,486
Ford Motor Credit Co. LLC	3.000%	6/12/17	24,125	25,178
Ford Motor Credit Co. LLC	6.625%	8/15/17	57,291	66,141
Ford Motor Credit Co. LLC	5.000%	5/15/18	82,715	91,815
Ford Motor Credit Co. LLC	2.375%	3/12/19	19,535	19,508
7 General Motors Co.	3.500%	10/2/18	18,000	18,338
7 Harley-Davidson Financial Services Inc.	1.150%	9/15/15	38,940	39,111
7 Harley-Davidson Financial Services Inc.	3.875%	3/15/16	14,418	15,179
7 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	16,147	16,713
7 Harley-Davidson Funding Corp.	5.750%	12/15/14	20,635	21,228
7 Harley-Davidson Funding Corp.	6.800%	6/15/18	1,865	2,191
7 Hyundai Capital America	3.750%	4/6/16	10,980	11,502
7 Hyundai Capital America	4.000%	6/8/17	10,900	11,644
7 Hyundai Capital America	2.550%	2/6/19	19,535	19,513
7 Hyundai Capital Services Inc.	4.375%	7/27/16	16,060	17,124
7 Kia Motors Corp.	3.625%	6/14/16	26,624	27,780
Lowe's Cos. Inc.	1.625%	4/15/17	39,934	40,571
Lowe's Cos. Inc.	6.100%	9/15/17	12,690	14,604
Lowe's Cos. Inc.	4.625%	4/15/20	9,525	10,568
Macy's Retail Holdings Inc.	7.875%	7/15/15	15,245	16,523
Macy's Retail Holdings Inc.	5.900%	12/1/16	41,084	45,733
Macy's Retail Holdings Inc.	7.450%	7/15/17	42,319	49,833
Marriott International Inc.	6.375%	6/15/17	6,872	7,778
Marriott International Inc.	3.000%	3/1/19	9,760	10,046
MasterCard Inc.	2.000%	4/1/19	12,700	12,691
Nordstrom Inc.	6.250%	1/15/18	21,650	25,083
PACCAR Financial Corp.	1.550%	9/29/14	16,740	16,829
PACCAR Financial Corp.	0.750%	8/14/15	12,680	12,732
PACCAR Financial Corp.	1.600%	3/15/17	17,566	17,760
7 QVC Inc.	3.125%	4/1/19	9,770	9,783
Smithsonian Institute Washington DC GO	3.434%	9/1/23	5,250	5,313
Staples Inc.	2.750%	1/12/18	7,800	7,892
Starbucks Corp.	2.000%	12/5/18	18,550	18,652
TJX Cos. Inc.	4.200%	8/15/15	8,150	8,533
TJX Cos. Inc.	6.950%	4/15/19	13,700	16,708
Toll Brothers Finance Corp.	5.150%	5/15/15	16,010	16,650
Toyota Motor Credit Corp.	2.000%	9/15/16	9,734	10,010
Toyota Motor Credit Corp.	2.050%	1/12/17	27,380	28,130
Toyota Motor Credit Corp.	1.750%	5/22/17	35,429	35,996
Toyota Motor Credit Corp.	2.000%	10/24/18	20,510	20,611
Toyota Motor Credit Corp.	2.100%	1/17/19	19,530	19,657
Viacom Inc.	6.250%	4/30/16	13,025	14,420
Viacom Inc.	2.500%	12/15/16	9,880	10,234
Viacom Inc.	6.125%	10/5/17	10,695	12,300
Viacom Inc.	2.500%	9/1/18	31,395	32,049
Viacom Inc.	2.200%	4/1/19	24,450	24,411
Viacom Inc.	5.625%	9/15/19	3,195	3,672
7 Volkswagen International Finance NV	2.375%	3/22/17	14,620	15,040
7 Volkswagen International Finance NV	1.600%	11/20/17	19,600	19,646

7 Volkswagen International Finance NV	2.125%	11/20/18	19,575	19,652
Wal-Mart Stores Inc.	2.875%	4/1/15	11,815	12,100
Wal-Mart Stores Inc.	1.500%	10/25/15	38,550	39,158
Wal-Mart Stores Inc.	0.600%	4/11/16	18,555	18,600
Wal-Mart Stores Inc.	2.800%	4/15/16	17,098	17,863
Wal-Mart Stores Inc.	5.375%	4/5/17	20,315	22,893
Wal-Mart Stores Inc.	5.800%	2/15/18	2,940	3,390
Wal-Mart Stores Inc.	1.125%	4/11/18	58,255	57,349
Wal-Mart Stores Inc.	1.950%	12/15/18	25,525	25,678
Wal-Mart Stores Inc.	3.625%	7/8/20	19,805	21,126
Wal-Mart Stores Inc.	3.250%	10/25/20	19,080	19,868
Wal-Mart Stores Inc.	4.250%	4/15/21	4,885	5,357
Walgreen Co.	1.000%	3/13/15	30,701	30,849
Walgreen Co.	1.800%	9/15/17	32,596	32,912
Walgreen Co.	5.250%	1/15/19	33,595	38,054
7 Wesfarmers Ltd.	2.983%	5/18/16	28,030	29,158
7 Wesfarmers Ltd.	1.874%	3/20/18	17,250	17,084
Wyndham Worldwide Corp.	2.950%	3/1/17	7,800	8,091
Wyndham Worldwide Corp.	2.500%	3/1/18	6,835	6,916
Yum! Brands Inc.	6.250%	4/15/16	18,560	20,388
Yum! Brands Inc.	6.250%	3/15/18	3,096	3,551

Consumer Noncyclical (7.0%)
AbbVie Inc.	1.750%	11/6/17	60,700	61,147
Actavis Inc.	1.875%	10/1/17	75,340	75,915
Actavis Inc.	6.125%	8/15/19	9,765	11,408
Allergan Inc.	5.750%	4/1/16	27,255	29,538
Allergan Inc.	1.350%	3/15/18	7,800	7,490
Altria Group Inc.	4.125%	9/11/15	48,357	50,642
Altria Group Inc.	9.700%	11/10/18	14,006	18,458
Altria Group Inc.	9.250%	8/6/19	24,879	33,047
AmerisourceBergen Corp.	5.875%	9/15/15	9,228	9,876
Amgen Inc.	1.875%	11/15/14	31,270	31,498
Amgen Inc.	2.300%	6/15/16	46,620	48,057
Amgen Inc.	2.500%	11/15/16	7,150	7,429
Amgen Inc.	2.125%	5/15/17	76,690	78,715
Amgen Inc.	5.850%	6/1/17	23,715	26,898
Amgen Inc.	6.150%	6/1/18	4,525	5,284
Amgen Inc.	5.700%	2/1/19	7,895	9,177
Anheuser-Busch Cos. LLC	5.050%	10/15/16	4,875	5,380
Anheuser-Busch Cos. LLC	5.600%	3/1/17	5,275	5,923
Anheuser-Busch Cos. LLC	5.500%	1/15/18	8,650	9,854
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	31,743	31,906
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	26,840	26,634
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	68,385	68,710
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	9,725	10,023
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	19,647	19,740
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	46,615	48,543
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	68,292	68,657
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	22,450	27,882
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	24,285	28,047
Avon Products Inc.	4.600%	3/15/20	3,900	4,006
Baxter International Inc.	5.375%	6/1/18	9,745	11,072
Biogen Idec Inc.	6.875%	3/1/18	4,880	5,758
Boston Scientific Corp.	6.250%	11/15/15	10,150	10,968
Boston Scientific Corp.	6.400%	6/15/16	20,447	22,709
Boston Scientific Corp.	2.650%	10/1/18	9,760	9,913

Bottling Group LLC	5.500%	4/1/16	32,044	34,999
Brown-Forman Corp.	1.000%	1/15/18	5,480	5,356
Cardinal Health Inc.	1.900%	6/15/17	6,830	6,950
Cardinal Health Inc.	1.700%	3/15/18	20,540	20,445
CareFusion Corp.	5.125%	8/1/14	13,970	14,115
Catholic Health Initiatives Colorado GO	2.600%	8/1/18	2,900	2,929
Celgene Corp.	2.450%	10/15/15	14,610	14,974
Celgene Corp.	1.900%	8/15/17	6,835	6,934
Celgene Corp.	2.300%	8/15/18	14,950	15,057
Clorox Co.	5.950%	10/15/17	4,880	5,599
Coca-Cola Co.	1.150%	4/1/18	14,755	14,541
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	18,500	18,564
ConAgra Foods Inc.	1.300%	1/25/16	24,490	24,710
ConAgra Foods Inc.	5.819%	6/15/17	4,880	5,522
ConAgra Foods Inc.	1.900%	1/25/18	20,900	20,867
ConAgra Foods Inc.	2.100%	3/15/18	3,550	3,552
ConAgra Foods Inc.	7.000%	4/15/19	5,000	6,013
Constellation Brands Inc.	3.750%	5/1/21	5,130	5,027
Constellation Brands Inc.	4.250%	5/1/23	5,130	5,027
Covidien International Finance SA	1.350%	5/29/15	19,185	19,366
Covidien International Finance SA	2.800%	6/15/15	14,040	14,363
Covidien International Finance SA	6.000%	10/15/17	48,315	55,493
CR Bard Inc.	2.875%	1/15/16	22,350	23,235
CR Bard Inc.	1.375%	1/15/18	13,115	12,924
Delhaize Group SA	6.500%	6/15/17	13,054	14,816
Diageo Capital plc	1.500%	5/11/17	23,785	24,029
Diageo Capital plc	1.125%	4/29/18	7,115	6,949
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	7,800	8,080
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	16,295	19,193
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	3,060	3,096
Edwards Lifesciences Corp.	2.875%	10/15/18	24,400	24,840
Express Scripts Holding Co.	2.100%	2/12/15	29,220	29,568
Express Scripts Holding Co.	3.125%	5/15/16	43,300	45,290
Express Scripts Holding Co.	3.500%	11/15/16	32,230	34,150
Express Scripts Holding Co.	2.650%	2/15/17	61,216	63,627
Genentech Inc.	4.750%	7/15/15	15,730	16,546
General Mills Inc.	0.875%	1/29/16	10,175	10,215
General Mills Inc.	5.700%	2/15/17	10,085	11,349
Gilead Sciences Inc.	2.400%	12/1/14	35,880	36,268
Gilead Sciences Inc.	3.050%	12/1/16	37,210	39,138
Gilead Sciences Inc.	2.050%	4/1/19	10,925	10,877
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	16,600	19,111
GlaxoSmithKline Capital plc	1.500%	5/8/17	16,665	16,834
7 Hawk Acquisition Sub Inc.	4.250%	10/15/20	4,780	4,720
Ingredion Inc.	1.800%	9/25/17	5,855	5,801
Koninklijke Philips NV	5.750%	3/11/18	47,850	54,688
Kraft Foods Group Inc.	2.250%	6/5/17	79,560	81,633
Kraft Foods Group Inc.	6.125%	8/23/18	25,960	30,357
Kraft Foods Group Inc.	5.375%	2/10/20	9,785	11,255
Kroger Co.	1.200%	10/17/16	6,840	6,856
Kroger Co.	2.200%	1/15/17	6,895	7,062
Kroger Co.	6.800%	12/15/18	5,950	7,082
Kroger Co.	2.300%	1/15/19	31,250	31,272
Life Technologies Corp.	4.400%	3/1/15	14,600	15,057
Lorillard Tobacco Co.	3.500%	8/4/16	30,285	31,898
Lorillard Tobacco Co.	2.300%	8/21/17	18,520	18,956
Lorillard Tobacco Co.	8.125%	6/23/19	14,425	17,969

	McKesson Corp.	0.950%	12/4/15	23,400	23,505
	McKesson Corp.	3.250%	3/1/16	16,079	16,771
	McKesson Corp.	5.700%	3/1/17	5,675	6,341
	McKesson Corp.	2.284%	3/15/19	34,250	34,312
	Mead Johnson Nutrition Co.	3.500%	11/1/14	14,000	14,203
	Medco Health Solutions Inc.	2.750%	9/15/15	8,774	9,006
	Medco Health Solutions Inc.	7.125%	3/15/18	32,695	38,791
	Merck & Co. Inc.	1.300%	5/18/18	23,400	23,096
	Merck Sharp & Dohme Corp.	4.750%	3/1/15	6,100	6,324
	Mondelez International Inc.	4.125%	2/9/16	34,520	36,520
	Mylan Inc.	1.800%	6/24/16	31,375	31,841
	Mylan Inc.	1.350%	11/29/16	9,345	9,365
	Mylan Inc.	2.600%	6/24/18	56,410	57,199
	Mylan Inc.	2.550%	3/28/19	4,890	4,918
	Nabisco Inc.	7.550%	6/15/15	14,640	15,744
	Newell Rubbermaid Inc.	2.050%	12/1/17	12,540	12,625
	Novartis Securities Investment Ltd.	5.125%	2/10/19	24,420	27,817
	PepsiCo Inc.	3.100%	1/15/15	13,475	13,731
	PepsiCo Inc.	0.700%	2/26/16	14,650	14,691
	PepsiCo Inc.	2.500%	5/10/16	21,805	22,604
	PepsiCo Inc.	1.250%	8/13/17	13,550	13,587
	PepsiCo Inc.	5.000%	6/1/18	11,720	13,209
	PepsiCo Inc.	7.900%	11/1/18	13,680	17,126
7	Pernod Ricard SA	2.950%	1/15/17	58,895	60,883
18	Pernod Ricard SA	5.000%	3/15/17	19,600	30,124
7	Pernod Ricard SA	4.450%	1/15/22	2,925	3,080
7	Perrigo Co. plc	1.300%	11/8/16	14,645	14,600
7	Perrigo Co. plc	2.300%	11/8/18	14,645	14,531
	Pfizer Inc.	5.350%	3/15/15	12,870	13,413
	Pfizer Inc.	6.200%	3/15/19	52,467	61,762
	Pharmacia Corp.	6.500%	12/1/18	8,300	9,926
	Philip Morris International Inc.	2.500%	5/16/16	20,635	21,419
	Philip Morris International Inc.	1.125%	8/21/17	4,975	4,948
	Philip Morris International Inc.	5.650%	5/16/18	19,490	22,416
	Procter & Gamble Co.	4.850%	12/15/15	2,925	3,129
	Procter & Gamble Co.	4.700%	2/15/19	25,590	28,892
	Quest Diagnostics Inc.	2.700%	4/1/19	19,535	19,665
	Reynolds American Inc.	1.050%	10/30/15	6,840	6,850
	Reynolds American Inc.	6.750%	6/15/17	10,880	12,569
7	Roche Holdings Inc.	6.000%	3/1/19	14,435	16,979
	Sanofi	1.200%	9/30/14	39,700	39,854
	Sanofi	2.625%	3/29/16	55,635	57,777
	Sanofi	1.250%	4/10/18	60,430	59,482
	St. Jude Medical Inc.	2.500%	1/15/16	19,505	20,087
	Stryker Corp.	3.000%	1/15/15	13,600	13,853
	Stryker Corp.	1.300%	4/1/18	23,550	23,157
	Sutter Health California GO	1.090%	8/15/53	10,000	9,930
7	Takeda Pharmaceutical Co. Ltd.	1.031%	3/17/15	33,060	33,154
7	Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	57,004	57,439
	Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	38,780	40,110
	Teva Pharmaceutical Finance II BV / Teva
	Pharmaceutical Finance III LLC	3.000%	6/15/15	45,900	47,157
	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	15,365	15,062
	Thermo Fisher Scientific Inc.	5.000%	6/1/15	2,330	2,438
	Thermo Fisher Scientific Inc.	3.200%	3/1/16	19,490	20,340
	Thermo Fisher Scientific Inc.	2.250%	8/15/16	13,695	14,097
	Thermo Fisher Scientific Inc.	1.300%	2/1/17	16,600	16,629

Thermo Fisher Scientific Inc.	2.400%	2/1/19	10,740	10,844
Tyson Foods Inc.	6.600%	4/1/16	38,530	42,576
Whirlpool Corp.	6.500%	6/15/16	2,950	3,290
Wyeth LLC	5.500%	2/15/16	9,745	10,580
Wyeth LLC	5.450%	4/1/17	3,270	3,666
Zoetis Inc.	1.150%	2/1/16	30,805	31,026
Zoetis Inc.	1.875%	2/1/18	35,915	35,864

Energy (3.3%)
Anadarko Petroleum Corp.	5.950%	9/15/16	55,405	61,741
Anadarko Petroleum Corp.	6.375%	9/15/17	12,242	14,154
BP Capital Markets plc	3.125%	10/1/15	18,168	18,836
BP Capital Markets plc	0.700%	11/6/15	12,140	12,177
BP Capital Markets plc	3.200%	3/11/16	77,518	81,198
BP Capital Markets plc	2.248%	11/1/16	37,575	38,852
BP Capital Markets plc	1.846%	5/5/17	41,475	42,255
BP Capital Markets plc	1.375%	11/6/17	29,250	29,259
BP Capital Markets plc	1.375%	5/10/18	35,175	34,606
BP Capital Markets plc	2.241%	9/26/18	24,638	24,955
BP Capital Markets plc	4.750%	3/10/19	30,289	33,873
BP Capital Markets plc	2.237%	5/10/19	24,500	24,526
Canadian Natural Resources Ltd.	4.900%	12/1/14	10,974	11,249
Chevron Corp.	1.104%	12/5/17	13,700	13,624
Chevron Corp.	1.718%	6/24/18	29,300	29,386
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	34,080	38,083
Ensco plc	3.250%	3/15/16	62,101	64,853
EOG Resources Inc.	5.875%	9/15/17	2,950	3,372
EOG Resources Inc.	5.625%	6/1/19	1,301	1,507
7 GS Caltex Corp.	5.500%	8/25/14	3,910	3,956
7 GS Caltex Corp.	5.500%	10/15/15	14,165	15,029
Marathon Oil Corp.	0.900%	11/1/15	52,110	52,292
Marathon Oil Corp.	5.900%	3/15/18	13,565	15,584
7 Nabors Industries Inc.	2.350%	9/15/16	16,600	16,963
Nabors Industries Inc.	6.150%	2/15/18	19,540	22,168
Noble Holding International Ltd.	3.450%	8/1/15	7,581	7,832
Noble Holding International Ltd.	3.050%	3/1/16	16,130	16,671
Occidental Petroleum Corp.	2.500%	2/1/16	19,750	20,410
Occidental Petroleum Corp.	4.125%	6/1/16	8,344	8,918
Occidental Petroleum Corp.	1.750%	2/15/17	93,490	95,164
Occidental Petroleum Corp.	1.500%	2/15/18	41,620	41,386
Petro-Canada	6.050%	5/15/18	4,885	5,646
Phillips 66	2.950%	5/1/17	42,140	44,117
Pioneer Natural Resources Co.	6.650%	3/15/17	4,880	5,559
Pioneer Natural Resources Co.	6.875%	5/1/18	4,425	5,231
Shell International Finance BV	5.200%	3/22/17	14,225	15,855
Shell International Finance BV	1.125%	8/21/17	6,900	6,885
Shell International Finance BV	1.900%	8/10/18	9,775	9,801
Shell International Finance BV	2.000%	11/15/18	15,675	15,760
Shell International Finance BV	4.300%	9/22/19	9,750	10,792
Southwestern Energy Co.	7.500%	2/1/18	14,700	17,530
Suncor Energy Inc.	6.100%	6/1/18	36,971	42,817
Total Capital Canada Ltd.	1.450%	1/15/18	43,977	43,845
Total Capital International SA	0.750%	1/25/16	21,000	21,074
Total Capital International SA	1.500%	2/17/17	38,115	38,696
Total Capital International SA	1.550%	6/28/17	42,522	43,042
Total Capital International SA	2.125%	1/10/19	64,000	64,831
Total Capital SA	3.000%	6/24/15	7,241	7,461

Total Capital SA	3.125%	10/2/15	36,504	37,855
Total Capital SA	2.300%	3/15/16	34,038	35,194
Total Capital SA	2.125%	8/10/18	11,627	11,789
Transocean Inc.	4.950%	11/15/15	48,220	51,120
Transocean Inc.	5.050%	12/15/16	79,340	86,281
Transocean Inc.	2.500%	10/15/17	65,947	67,031
Transocean Inc.	6.000%	3/15/18	19,535	21,804
Valero Energy Corp.	6.125%	6/15/17	9,010	10,321
Weatherford International LLC	6.350%	6/15/17	13,005	14,828
Weatherford International Ltd.	5.500%	2/15/16	9,760	10,504

Technology (2.6%)
Affiliated Computer Services Inc.	5.200%	6/1/15	9,750	10,202
Agilent Technologies Inc.	5.500%	9/14/15	7,149	7,589
Agilent Technologies Inc.	6.500%	11/1/17	9,500	10,926
Altera Corp.	1.750%	5/15/17	7,375	7,448
Altera Corp.	2.500%	11/15/18	50,990	51,549
Amphenol Corp.	4.750%	11/15/14	19,500	19,940
Amphenol Corp.	2.550%	1/30/19	9,127	9,239
Apple Inc.	1.000%	5/3/18	29,410	28,714
Apple Inc.	2.100%	5/6/19	51,765	51,927
Apple Inc.	2.850%	5/6/21	37,000	37,156
Applied Materials Inc.	2.650%	6/15/16	9,800	10,159
Baidu Inc.	2.250%	11/28/17	16,615	16,755
Baidu Inc.	3.250%	8/6/18	31,200	31,695
Cisco Systems Inc.	2.125%	3/1/19	29,310	29,405
Computer Sciences Corp.	2.500%	9/15/15	14,630	14,955
Computer Sciences Corp.	6.500%	3/15/18	21,220	24,491
Corning Inc.	1.450%	11/15/17	14,675	14,523
EMC Corp.	1.875%	6/1/18	16,210	16,274
Fiserv Inc.	3.125%	6/15/16	3,225	3,367
Fiserv Inc.	6.800%	11/20/17	3,900	4,536
Hewlett-Packard Co.	2.350%	3/15/15	7,930	8,053
Hewlett-Packard Co.	2.125%	9/13/15	14,010	14,286
Hewlett-Packard Co.	2.200%	12/1/15	10,232	10,472
Hewlett-Packard Co.	2.650%	6/1/16	63,213	65,381
Hewlett-Packard Co.	3.000%	9/15/16	89,140	93,109
Hewlett-Packard Co.	3.300%	12/9/16	24,852	26,178
Hewlett-Packard Co.	5.400%	3/1/17	12,791	14,249
Hewlett-Packard Co.	2.600%	9/15/17	49,670	51,349
Hewlett-Packard Co.	5.500%	3/1/18	7,330	8,303
Hewlett-Packard Co.	2.750%	1/14/19	34,835	35,397
Intel Corp.	1.950%	10/1/16	7,780	8,000
Intel Corp.	1.350%	12/15/17	142,272	142,303
International Business Machines Corp.	0.875%	10/31/14	10,865	10,902
International Business Machines Corp.	1.950%	7/22/16	33,175	34,059
International Business Machines Corp.	1.250%	2/6/17	19,600	19,747
International Business Machines Corp.	5.700%	9/14/17	25,910	29,622
International Business Machines Corp.	1.250%	2/8/18	9,700	9,614
International Business Machines Corp.	1.950%	2/12/19	48,840	48,809
Microsoft Corp.	0.875%	11/15/17	9,620	9,524
Motorola Solutions Inc.	6.000%	11/15/17	4,773	5,420
Oracle Corp.	1.200%	10/15/17	27,305	27,201
Oracle Corp.	5.750%	4/15/18	12,700	14,636
Oracle Corp.	2.375%	1/15/19	24,420	24,824
7 Seagate HDD Cayman	3.750%	11/15/18	14,000	14,490
Tyco Electronics Group SA	2.375%	12/17/18	14,650	14,600

	Xerox Corp.	4.250%	2/15/15	20,250	20,841
	Xerox Corp.	6.400%	3/15/16	9,325	10,265
	Xerox Corp.	6.750%	2/1/17	18,525	21,150
	Xerox Corp.	2.950%	3/15/17	8,810	9,203
	Xerox Corp.	6.350%	5/15/18	16,640	19,376
	Xerox Corp.	5.625%	12/15/19	15,675	17,956
	Xilinx Inc.	2.125%	3/15/19	19,500	19,438

	Transportation (1.2%)
4,7	AA Aircraft Financing 2013-1 LLC	6.500%	11/1/17	19,535	19,535
4,7	AFC X Ltd.	3.500%	3/31/15	133,000	133,499
4,7	American Airlines 2013-2 Class A Pass
	Through Trust	3.596%	11/1/19	34,912	35,610
	Canadian Pacific Railway Co.	6.500%	5/15/18	14,710	17,127
	Canadian Pacific Railway Co.	7.250%	5/15/19	2,925	3,552
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	6,810	7,259
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	6,285	6,773
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	2,628	2,825
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	6,069	6,979
4	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	5,374	6,180
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	3,210	3,386
	CSX Corp.	6.250%	4/1/15	11,557	12,145
	CSX Corp.	6.250%	3/15/18	30,078	34,824
4,9	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	4,788	5,590
4	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	12,635	14,151
4	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	2,846	3,080
7	ERAC USA Finance LLC	5.600%	5/1/15	10,245	10,736
7	ERAC USA Finance LLC	1.400%	4/15/16	8,775	8,838
7	ERAC USA Finance LLC	6.375%	10/15/17	11,170	12,903
7	ERAC USA Finance LLC	2.800%	11/1/18	16,645	17,095
4	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	8,040	7,819
	JB Hunt Transport Services Inc.	3.375%	9/15/15	11,790	12,152
	JB Hunt Transport Services Inc.	2.400%	3/15/19	5,100	5,111
4,6,9JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.686%	11/15/16	9,655	9,389
	Norfolk Southern Corp.	5.257%	9/17/14	12,315	12,540
7	Penske Truck Leasing Co. Lp / PTL Finance
	Corp.	2.500%	7/11/14	15,000	15,055
	Ryder System Inc.	7.200%	9/1/15	10,820	11,718
	Ryder System Inc.	3.600%	3/1/16	25,775	27,071
	Ryder System Inc.	5.850%	11/1/16	8,440	9,352
	Ryder System Inc.	2.500%	3/1/17	12,635	12,964
	Ryder System Inc.	2.450%	11/15/18	5,850	5,912
	Ryder System Inc.	2.550%	6/1/19	6,840	6,878
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	2,086	2,394
4,7	United Air Lines Inc. 2009-2B Pass Through
	Trust	12.000%	1/15/16	4,671	5,267

United Continental Holdings Inc.	6.375%	6/1/18	6,335	6,826
United Parcel Service Inc.	1.125%	10/1/17	12,850	12,791
United Parcel Service Inc.	5.500%	1/15/18	14,239	16,243
United Parcel Service Inc.	5.125%	4/1/19	25,650	29,385
				14,641,983
Utilities (4.9%)
Electric (4.0%)
Ameren Illinois Co.	6.125%	11/15/17	6,810	7,908
Ameren Illinois Co.	6.250%	4/1/18	4,690	5,404
American Electric Power Co. Inc.	1.650%	12/15/17	35,350	35,284
Appalachian Power Co.	5.000%	6/1/17	5,605	6,112
Arizona Public Service Co.	4.650%	5/15/15	5,850	6,085
Arizona Public Service Co.	6.250%	8/1/16	4,027	4,490
Arizona Public Service Co.	8.750%	3/1/19	10,210	13,137
Baltimore Gas & Electric Co.	5.900%	10/1/16	6,810	7,592
Berkshire Hathaway Energy Co.	5.750%	4/1/18	44,956	51,341
CenterPoint Energy Inc.	5.950%	2/1/17	21,490	24,174
CenterPoint Energy Inc.	6.500%	5/1/18	7,270	8,444
CMS Energy Corp.	4.250%	9/30/15	22,075	23,071
CMS Energy Corp.	6.550%	7/17/17	2,685	3,098
CMS Energy Corp.	5.050%	2/15/18	45,575	50,688
Commonwealth Edison Co.	4.700%	4/15/15	2,807	2,919
Commonwealth Edison Co.	5.950%	8/15/16	33,402	37,063
Commonwealth Edison Co.	1.950%	9/1/16	31,705	32,472
Commonwealth Edison Co.	6.150%	9/15/17	26,386	30,398
Commonwealth Edison Co.	5.800%	3/15/18	33,975	38,987
Commonwealth Edison Co.	2.150%	1/15/19	6,840	6,866
Consumers Energy Co.	5.500%	8/15/16	4,530	5,007
Consumers Energy Co.	5.150%	2/15/17	14,095	15,639
Consumers Energy Co.	5.650%	9/15/18	12,700	14,641
Consumers Energy Co.	6.125%	3/15/19	25,262	29,905
Consumers Energy Co.	6.700%	9/15/19	22,505	27,440
DTE Electric Co.	5.600%	6/15/18	3,420	3,913
Duke Energy Carolinas LLC	5.300%	10/1/15	10,750	11,484
Duke Energy Carolinas LLC	1.750%	12/15/16	6,950	7,101
Duke Energy Carolinas LLC	5.100%	4/15/18	25,322	28,413
Duke Energy Carolinas LLC	7.000%	11/15/18	31,297	37,895
Duke Energy Corp.	3.350%	4/1/15	4,875	5,001
Duke Energy Corp.	1.625%	8/15/17	12,560	12,625
Duke Energy Corp.	2.100%	6/15/18	10,490	10,562
Duke Energy Corp.	6.250%	6/15/18	17,390	20,229
Duke Energy Corp.	5.050%	9/15/19	12,700	14,400
Duke Energy Florida Inc.	0.650%	11/15/15	7,390	7,401
Duke Energy Florida Inc.	5.100%	12/1/15	43,735	46,785
Duke Energy Florida Inc.	5.800%	9/15/17	11,462	13,159
Duke Energy Florida Inc.	5.650%	6/15/18	33,710	38,722
Duke Energy Progress Inc.	5.150%	4/1/15	4,900	5,117
Duke Energy Progress Inc.	5.250%	12/15/15	14,870	15,968
Duke Energy Progress Inc.	5.300%	1/15/19	10,410	11,879
7 EDP Finance BV	5.250%	1/14/21	4,275	4,449
Entergy Corp.	3.625%	9/15/15	18,420	19,068
Entergy Corp.	4.700%	1/15/17	11,695	12,614
Entergy Louisiana LLC	1.875%	12/15/14	10,350	10,445
Exelon Corp.	4.900%	6/15/15	9,760	10,193
Exelon Generation Co. LLC	6.200%	10/1/17	16,105	18,319
FirstEnergy Corp.	2.750%	3/15/18	22,430	22,590
FirstEnergy Corp.	4.250%	3/15/23	17,640	17,278

4,7	FPL Energy Marcus Hook LP	7.590%	7/10/18	16,779	17,744
	Georgia Power Co.	3.000%	4/15/16	6,885	7,190
	Georgia Power Co.	5.700%	6/1/17	5,285	5,976
7	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	55,952	56,505
	LG&E & KU Energy LLC	2.125%	11/15/15	34,635	35,185
	Louisville Gas & Electric Co.	1.625%	11/15/15	5,040	5,121
	MidAmerican Energy Co.	4.650%	10/1/14	4,880	4,968
	MidAmerican Energy Co.	5.950%	7/15/17	14,170	16,209
	MidAmerican Energy Co.	5.300%	3/15/18	29,560	33,502
	MidAmerican Energy Co.	3.500%	10/15/24	11,720	11,870
	MidAmerican Energy Holdings Co.	1.100%	5/15/17	36,750	36,604
	MidAmerican Energy Holdings Co.	2.000%	11/15/18	39,110	38,635
	National Rural Utilities Cooperative Finance
	Corp.	1.000%	2/2/15	7,795	7,836
	National Rural Utilities Cooperative Finance
	Corp.	1.900%	11/1/15	12,270	12,522
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	3/1/16	7,800	8,160
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	3,900	4,375
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	32,768	37,309
	National Rural Utilities Cooperative Finance
	Corp.	2.150%	2/1/19	27,680	27,748
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	22,555	22,222
	Nevada Power Co.	5.875%	1/15/15	35,470	36,760
	Nevada Power Co.	6.500%	5/15/18	32,715	38,419
	Nevada Power Co.	6.500%	8/1/18	7,401	8,776
	NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	40,895	41,142
	NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	29,535	30,282
	NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	14,650	16,287
	NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	39,070	39,391
4	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	5,895	5,807
7	Niagara Mohawk Power Corp.	3.553%	10/1/14	4,830	4,893
	Northeast Utilities	1.450%	5/1/18	21,490	21,035
	Northern States Power Co.	5.250%	3/1/18	2,890	3,256
	NSTAR Electric Co.	5.625%	11/15/17	2,000	2,274
	Ohio Power Co.	6.000%	6/1/16	9,838	10,871
7	Origin Energy Finance Ltd.	3.500%	10/9/18	4,790	4,898
18	Origin Energy Finance Ltd.	3.500%	10/4/21	7,300	10,741
	Pacific Gas & Electric Co.	5.625%	11/30/17	52,634	59,791
	PacifiCorp	5.650%	7/15/18	18,826	21,630
	Pennsylvania Electric Co.	6.050%	9/1/17	5,445	6,142
	PG&E Corp.	2.400%	3/1/19	19,535	19,628
	PPL Capital Funding Inc.	1.900%	6/1/18	13,915	13,718
	Public Service Co. of Colorado	5.800%	8/1/18	9,680	11,157
	Public Service Co. of New Mexico	7.950%	5/15/18	8,700	10,416
	Public Service Electric & Gas Co.	5.000%	8/15/14	9,500	9,627
	Public Service Electric & Gas Co.	2.700%	5/1/15	13,500	13,807
	Public Service Electric & Gas Co.	5.300%	5/1/18	2,930	3,322
	Public Service Electric & Gas Co.	2.300%	9/15/18	28,815	29,277
	Sierra Pacific Power Co.	6.000%	5/15/16	16,060	17,752
	South Carolina Electric & Gas Co.	6.500%	11/1/18	8,450	10,089
	Southern California Edison Co.	5.500%	8/15/18	5,295	6,064
	Southwestern Electric Power Co.	5.550%	1/15/17	2,010	2,210
	Southwestern Electric Power Co.	5.875%	3/1/18	10,080	11,512

Tampa Electric Co.	6.100%	5/15/18	21,670	25,024
TECO Finance Inc.	4.000%	3/15/16	14,045	14,851
TECO Finance Inc.	6.572%	11/1/17	10,008	11,567
7 Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	53,650	54,721
Union Electric Co.	6.400%	6/15/17	12,271	14,034
4 Wisconsin Energy Corp.	6.250%	5/15/67	5,460	5,644
Xcel Energy Inc.	0.750%	5/9/16	35,312	35,323

Natural Gas (0.9%)
Atmos Energy Corp.	4.950%	10/15/14	6,260	6,384
7 Centrica plc	4.000%	10/16/23	5,950	5,939
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	39,762	43,329
DCP Midstream Operating LP	2.700%	4/1/19	5,445	5,479
7 Dominion Gas Holdings LLC	3.550%	11/1/23	12,700	12,727
El Paso Natural Gas Co. LLC	5.950%	4/15/17	10,300	11,573
El Paso Pipeline Partners Operating Co. LLC	4.100%	11/15/15	38,508	40,251
Enbridge Energy Partners LP	5.350%	12/15/14	2,440	2,511
4 Enbridge Energy Partners LP	8.050%	10/1/77	1,860	2,111
Energy Transfer Partners LP	5.950%	2/1/15	9,842	10,217
Energy Transfer Partners LP	6.125%	2/15/17	19,583	21,928
Energy Transfer Partners LP	6.700%	7/1/18	32,999	38,430
Energy Transfer Partners LP	4.150%	10/1/20	11,725	12,291
Kinder Morgan Energy Partners LP	5.625%	2/15/15	8,770	9,114
Kinder Morgan Energy Partners LP	3.500%	3/1/16	25,785	27,039
Kinder Morgan Energy Partners LP	6.000%	2/1/17	15,835	17,724
Kinder Morgan Energy Partners LP	5.950%	2/15/18	9,440	10,762
Kinder Morgan Energy Partners LP	2.650%	2/1/19	12,600	12,675
Kinder Morgan Energy Partners LP	3.500%	3/1/21	6,840	6,822
Magellan Midstream Partners LP	6.450%	6/1/14	3,650	3,666
Nisource Finance Corp.	6.400%	3/15/18	13,190	15,291
ONEOK Partners LP	3.200%	9/15/18	11,720	12,168
Sempra Energy	6.500%	6/1/16	33,254	37,050
Sempra Energy	2.300%	4/1/17	36,630	37,604
Sempra Energy	6.150%	6/15/18	13,585	15,790
7 Southern Natural Gas Co. LLC	5.900%	4/1/17	11,470	12,843
Spectra Energy Partners LP	2.950%	9/25/18	9,770	10,060
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	5,550	5,758
Western Gas Partners LP	2.600%	8/15/18	6,840	6,927

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	9,357	10,568

				2,430,625
Total Corporate Bonds (Cost $29,400,766)				29,731,825
Sovereign Bonds (U.S. Dollar-Denominated) (9.2%)
7 Abu Dhabi National Energy Co.	4.750%	9/15/14	11,700	11,852
Abu Dhabi National Energy Co.	4.125%	3/13/17	4,077	4,342
7 Abu Dhabi National Energy Co.	2.500%	1/12/18	1,000	1,012
7 ADCB Finance Cayman Ltd.	4.750%	10/8/14	5,000	5,064
7 Banco de Costa Rica	5.250%	8/12/18	4,800	4,838
7 Banco del Estado de Chile	2.000%	11/9/17	6,200	6,178
7 Banco del Estado de Chile	3.875%	2/8/22	2,000	1,991
7 Banco do Brasil SA	4.500%	1/22/15	8,500	8,702
Banco do Brasil SA	3.875%	1/23/17	11,085	11,486
7 Banco do Nordeste do Brasil SA	3.625%	11/9/15	2,000	2,035
7 Banco Latinoamericano de Comercio Exterior
SA	3.750%	4/4/17	18,100	18,756

7	Banco Nacional de Desenvolvimento
	Economico e Social	3.375%	9/26/16	6,400	6,534
7	Banco Nacional de Desenvolvimento
	Economico e Social	4.000%	4/14/19	9,765	9,750
7	Bank Nederlandse Gemeenten	1.375%	3/23/15	14,600	14,748
7	Bank Nederlandse Gemeenten	0.875%	2/21/17	23,500	23,340
7	Bank Nederlandse Gemeenten	2.500%	1/23/23	2,450	2,347
7	Bermuda	4.138%	1/3/23	6,000	5,945
7	Bermuda	4.854%	2/6/24	5,800	5,971
7	Caisse d'Amortissement de la Dette Sociale	1.750%	2/24/15	4,850	4,909
7	Caisse d'Amortissement de la Dette Sociale	1.125%	1/30/17	22,000	22,119
7	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	4,875	4,868
7	Caixa Economica Federal	2.375%	11/6/17	12,375	11,843
7	Centrais Eletricas Brasileiras SA	7.750%	11/30/15	2,250	2,458
7	Central American Bank for Economic
	Integration	5.375%	9/24/14	7,000	7,112
7	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,800	1,778
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	4,000	3,923
7	CNPC General Capital Ltd.	1.450%	4/16/16	2,000	1,997
7	CNPC General Capital Ltd.	2.750%	4/19/17	4,875	4,994
7	CNPC HK Overseas Capital Ltd.	3.125%	4/28/16	5,000	5,162
	Corp. Andina de Fomento	3.750%	1/15/16	69,219	72,416
	Corp. Andina de Fomento	5.750%	1/12/17	8,900	9,916
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,825	4,928
7	Corp. Nacional del Cobre de Chile	4.750%	10/15/14	2,460	2,502
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	2,800	2,833
7	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	15,796	15,971
7	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	6,025	5,715
7	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	15,600	16,289
7	Democratic Socialist Republic of Sri Lanka	5.125%	4/11/19	4,800	4,822
10	Development Bank of Japan Inc.	2.875%	4/20/15	5,000	5,127
10	Development Bank of Japan Inc.	2.750%	3/15/16	6,900	7,184
10	Development Bank of Japan Inc.	5.125%	2/1/17	4,800	5,340
7	Development Bank of Kazakhstan JSC	5.500%	12/20/15	2,762	2,859
	Development Bank of Kazakhstan JSC	5.500%	12/20/15	310	323
7	Development Bank of Kazakhstan JSC	4.125%	12/10/22	3,000	2,735
7,11 Dexia Credit Local SA		1.250%	10/18/16	12,700	12,742
7	Electricite de France	1.150%	1/20/17	58,610	58,449
7	Electricite de France	2.150%	1/22/19	34,190	34,062
7	Electricite de France	6.000%	1/22/14	1,610	1,751
4,7	ENA Norte Trust	4.950%	4/25/28	1,856	1,887
	European Investment Bank	2.750%	3/23/15	8,750	8,948
	European Investment Bank	1.125%	4/15/15	30,000	30,272
	European Investment Bank	1.625%	9/1/15	9,725	9,902
	European Investment Bank	2.500%	5/16/16	5,000	5,202
	Export-Import Bank of Korea	5.875%	1/14/15	60,100	62,268
	Export-Import Bank of Korea	5.125%	3/16/15	9,600	9,967
	Export-Import Bank of Korea	4.125%	9/9/15	33,625	35,120
	Export-Import Bank of Korea	3.750%	10/20/16	18,695	19,888
	Export-Import Bank of Korea	4.000%	1/11/17	31,600	33,886
	Export-Import Bank of Korea	2.875%	9/17/18	11,700	12,021
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,102
7	Federation of Malaysia	2.991%	7/6/16	4,875	5,066
	Federative Republic of Brazil	7.875%	3/7/15	40,625	42,806
	Federative Republic of Brazil	6.000%	1/17/17	25,195	28,017
4	Federative Republic of Brazil	8.000%	1/15/18	28,400	31,765
18	Federative Republic of Brazil	2.875%	4/1/21	12,600	17,585

7	Fondo MIVIVIENDA SA	3.375%	4/2/19	19,500	19,541
7	Gazprom OAO Via Gaz Capital SA	5.092%	11/29/15	42,520	43,317
	Gazprom OAO Via Gaz Capital SA	8.146%	4/11/18	8,350	9,175
7	Hrvatska Elektroprivreda	6.000%	11/9/17	2,925	3,072
	Hydro-Quebec	2.000%	6/30/16	21,750	22,375
	IPIC GMTN Ltd.	3.125%	11/15/15	9,750	10,063
7	IPIC GMTN Ltd.	3.750%	3/1/17	2,850	3,021
10	Japan Bank for International Cooperation	2.875%	2/2/15	30,500	31,093
10	Japan Bank for International Cooperation	1.875%	9/24/15	60,350	61,623
10	Japan Bank for International Cooperation	2.500%	1/21/16	19,500	20,180
10	Japan Bank for International Cooperation	2.500%	5/18/16	22,000	22,847
10	Japan Bank for International Cooperation	2.250%	7/13/16	34,090	35,264
10	Japan Bank for International Cooperation	1.750%	7/31/18	26,800	26,903
10	Japan Bank for International Cooperation	1.750%	11/13/18	26,000	25,939
10	Japan Finance Organization for Municipalities	4.625%	4/21/15	8,900	9,267
10	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,750	10,613
7	KazMunayGas National Co. JSC	11.750%	1/23/15	4,400	4,707
	KazMunayGas National Co. JSC	9.125%	7/2/18	42,601	50,890
	KazMunayGas National Co. JSC	5.750%	4/30/43	2,450	2,225
7	Kommunalbanken AS	2.375%	1/19/16	5,875	6,074
7	Kommunalbanken AS	0.875%	10/3/16	9,775	9,801
7	Kommunalbanken AS	1.125%	5/23/18	31,300	30,795
7	Kommunalbanken AS	2.125%	3/15/19	14,000	14,181
	Korea Development Bank	4.375%	8/10/15	15,460	16,136
	Korea Development Bank	1.000%	1/22/16	4,800	4,803
	Korea Development Bank	3.250%	3/9/16	25,060	26,051
	Korea Development Bank	4.000%	9/9/16	4,000	4,252
	Korea Development Bank	3.875%	5/4/17	24,125	25,615
	Korea Development Bank	3.500%	8/22/17	22,675	23,879
	Korea Development Bank	1.500%	1/22/18	5,850	5,731
7	Korea Electric Power Corp.	3.000%	10/5/15	10,800	11,093
7	Korea Expressway Corp.	5.125%	5/20/15	3,900	4,065
7	Korea Expressway Corp.	1.625%	4/28/17	9,800	9,789
7	Korea Expressway Corp.	1.875%	10/22/17	1,000	1,001
	Korea Finance Corp.	3.250%	9/20/16	9,800	10,259
	Korea Finance Corp.	2.250%	8/7/17	7,725	7,846
7	Korea Gas Corp.	6.000%	7/15/14	4,500	4,547
7	Korea Hydro & Nuclear Power Co. Ltd.	6.250%	6/17/14	2,782	2,799
7	Korea Hydro & Nuclear Power Co. Ltd.	3.125%	9/16/15	4,900	5,036
7	Korea Land & Housing Corp.	1.875%	8/2/17	7,000	7,000
7	Korea National Oil Corp.	2.875%	11/9/15	2,900	2,980
7	Korea National Oil Corp.	4.000%	10/27/16	19,201	20,430
7	Korea Resources Corp.	2.125%	5/2/18	4,675	4,617
7	Korea Western Power Co. Ltd.	2.875%	10/10/18	7,800	7,908
12	Landwirtschaftliche Rentenbank	3.125%	7/15/15	7,000	7,241
7	MDC-GMTN B.V.	5.750%	5/6/14	4,100	4,100
7	MDC-GMTN B.V.	3.750%	4/20/16	6,000	6,321
7	National Agricultural Cooperative Federation	5.000%	9/30/14	10,000	10,169
	North American Development Bank	2.300%	10/10/18	3,675	3,647
	North American Development Bank	2.400%	10/26/22	2,700	2,542
7	OCP SA	5.625%	4/25/24	8,325	8,346
13	Oesterreichische Kontrollbank AG	4.500%	3/9/15	6,300	6,528
13	Oesterreichische Kontrollbank AG	1.750%	10/5/15	59,400	60,608
13	Oesterreichische Kontrollbank AG	2.000%	6/3/16	24,350	25,073
	Pemex Project Funding Master Trust	5.750%	3/1/18	63,585	70,591
7	Perusahaan Penerbit SBSN Indonesia	4.000%	11/21/18	4,800	4,926
	Petrobras Global Finance BV	3.250%	3/17/17	29,305	29,743

	Petrobras Global Finance BV	4.875%	3/17/20	14,767	14,985
	Petrobras Global Finance BV	6.250%	3/17/24	13,165	13,800
	Petrobras International Finance Co.	7.750%	9/15/14	9,725	9,949
	Petrobras International Finance Co.	2.875%	2/6/15	4,500	4,557
	Petrobras International Finance Co.	3.875%	1/27/16	50,320	51,851
	Petrobras International Finance Co.	6.125%	10/6/16	32,725	35,481
	Petrobras International Finance Co.	3.500%	2/6/17	35,075	35,860
	Petrobras International Finance Co.	5.875%	3/1/18	72,388	78,210
	Petrobras International Finance Co.	5.750%	1/20/20	5,345	5,633
	Petroleos Mexicanos	4.875%	3/15/15	103,688	107,017
	Petroleos Mexicanos	8.000%	5/3/19	6,700	8,161
	Petroleos Mexicanos	6.000%	3/5/20	9,800	11,041
7	Petronas Capital Ltd.	5.250%	8/12/19	15,840	17,696
	Petronas Global Sukuk Ltd.	4.250%	8/12/14	7,600	7,669
	Province of Manitoba	2.625%	7/15/15	7,875	8,081
	Province of Manitoba	1.300%	4/3/17	32,225	32,387
	Province of New Brunswick	2.750%	6/15/18	975	1,017
	Province of Nova Scotia	2.375%	7/21/15	43,820	44,835
	Province of Ontario	4.100%	6/16/14	9,450	9,493
	Province of Ontario	2.950%	2/5/15	10,000	10,200
	Province of Ontario	0.950%	5/26/15	36,025	36,240
	Province of Ontario	2.700%	6/16/15	82,595	84,709
	Province of Ontario	1.875%	9/15/15	62,047	63,276
	Province of Ontario	4.750%	1/19/16	19,750	21,116
	Province of Ontario	5.450%	4/27/16	5,000	5,467
	Province of Ontario	2.300%	5/10/16	116,525	120,046
	Province of Ontario	1.000%	7/22/16	16,425	16,474
	Province of Ontario	1.600%	9/21/16	83,150	84,567
	Province of Ontario	1.100%	10/25/17	33,395	33,019
	Province of Ontario	1.200%	2/14/18	5,200	5,123
	Province of Ontario	3.000%	7/16/18	15,905	16,703
	Province of Ontario	2.450%	6/29/22	7,820	7,457
	PTT Public Co. Ltd.	3.375%	10/25/22	3,000	2,807
7,14 Qatari Diar Finance QSC		3.500%	7/21/15	2,725	2,803
7	Qtel International Finance Ltd.	6.500%	6/10/14	4,500	4,523
7	Qtel International Finance Ltd.	3.375%	10/14/16	9,025	9,437
7	Qtel International Finance Ltd.	3.250%	2/21/23	4,925	4,634
7	Qtel International Finance Ltd.	3.875%	1/31/28	1,800	1,650
	Quebec	4.875%	5/5/14	1,950	1,950
	Quebec	4.600%	5/26/15	9,750	10,189
	Quebec	5.000%	3/1/16	9,750	10,533
	Quebec	5.125%	11/14/16	11,000	12,153
	Quebec	3.500%	7/29/20	4,750	4,991
	Quebec	2.750%	8/25/21	26,285	25,979
	Quebec	2.625%	2/13/23	5,150	4,920
4,7	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	6,446	6,948
7	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	8,275	8,423
7	Republic of Austria	1.750%	6/17/16	9,750	9,991
	Republic of Chile	3.250%	9/14/21	9,575	9,682
	Republic of Colombia	8.250%	12/22/14	60,341	63,108
	Republic of Colombia	7.375%	1/27/17	48,375	55,583
	Republic of Colombia	7.375%	3/18/19	23,855	28,865
7	Republic of Costa Rica	7.000%	4/4/44	9,500	9,453
	Republic of Hungary	4.125%	2/19/18	9,800	10,098
	Republic of Hungary	5.750%	11/22/23	2,350	2,464
	Republic of Hungary	5.375%	3/25/24	18,700	19,284
7	Republic of Iceland	4.875%	6/16/16	3,900	4,095

7	Republic of Indonesia	10.375%	5/4/14	9,750	9,758
7	Republic of Indonesia	6.875%	3/9/17	13,497	15,252
	Republic of Indonesia	6.875%	3/9/17	4,900	5,529
	Republic of Indonesia	6.875%	1/17/18	9,800	11,149
	Republic of Indonesia	5.875%	3/13/20	27,400	30,028
	Republic of Indonesia	3.750%	4/25/22	16,850	15,992
	Republic of Indonesia	3.375%	4/15/23	2,300	2,079
7	Republic of Indonesia	6.625%	2/17/37	5,150	5,562
	Republic of Indonesia	6.625%	2/17/37	8,680	9,394
	Republic of Italy	3.125%	1/26/15	49,075	49,945
	Republic of Italy	4.750%	1/25/16	71,845	76,250
	Republic of Italy	5.250%	9/20/16	59,950	64,977
	Republic of Korea	4.875%	9/22/14	8,585	8,721
	Republic of Korea	5.125%	12/7/16	9,750	10,785
7	Republic of Latvia	5.250%	2/22/17	2,000	2,175
7	Republic of Latvia	2.750%	1/12/20	4,000	3,869
	Republic of Namibia	5.500%	11/3/21	6,800	7,140
	Republic of Panama	7.250%	3/15/15	4,305	4,535
	Republic of Peru	9.875%	2/6/15	33,200	35,476
	Republic of Peru	8.375%	5/3/16	3,628	4,132
	Republic of Poland	3.875%	7/16/15	36,080	37,484
	Republic of Poland	5.000%	3/23/22	4,825	5,257
	Republic of Poland	4.000%	1/22/24	4,600	4,647
7	Republic of Serbia	5.250%	11/21/17	1,000	1,035
7	Republic of Serbia	5.875%	12/3/18	9,925	10,453
7	Republic of Slovakia	4.375%	5/21/22	5,500	5,792
7	Republic of Slovenia	5.250%	2/18/24	10,700	11,129
	Republic of South Africa	6.500%	6/2/14	6,900	6,925
	Republic of Turkey	7.250%	3/15/15	21,925	22,992
	Republic of Turkey	7.000%	9/26/16	145,480	160,630
	Republic of Turkey	3.250%	3/23/23	9,760	8,796
7	Rosneft Finance SA	6.625%	3/20/17	5,900	6,166
7	Rosneft Finance SA	7.875%	3/13/18	11,700	12,523
	Rosneft Finance SA	7.875%	3/13/18	5,310	5,735
	Rosneft Oil Co. via Rosneft International
	Finance Ltd.	4.199%	3/6/22	12,200	10,218
	Russian Federation	4.500%	4/4/22	8,800	8,347
	Russian Federation	4.875%	9/16/23	18,200	17,283
4	Russian Federation	7.500%	3/31/30	87,149	97,171
4,7	Russian Federation	7.500%	3/31/30	6,062	6,747
	SABIC Capital II BV	2.625%	10/3/18	9,600	9,648
7	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	24,420	24,642
	Sberbank of Russia Via SB Capital SA	5.499%	7/7/15	19,500	19,988
	Sberbank of Russia Via SB Capital SA	5.400%	3/24/17	17,600	17,644
7	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	5,775	5,922
7	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	20,200	20,501
7	State Bank of India	3.622%	4/17/19	112,320	111,755
	State of Israel	5.500%	11/9/16	4,875	5,419
	State of Israel	4.000%	6/30/22	1,900	1,992
	State of Israel	3.150%	6/30/23	6,000	5,833
7	State of Qatar	4.000%	1/20/15	12,700	13,030
7	State of Qatar	3.125%	1/20/17	8,000	8,420
	Statoil ASA	1.800%	11/23/16	5,900	6,050
	Statoil ASA	3.125%	8/17/17	8,956	9,437
	Statoil ASA	1.200%	1/17/18	5,150	5,088

Statoil ASA	2.900%	11/8/20	10,000	10,198
Statoil ASA	3.150%	1/23/22	2,000	2,020
Svensk Exportkredit AB	1.750%	10/20/15	56,450	57,620
Svensk Exportkredit AB	2.125%	7/13/16	24,400	25,158
Svensk Exportkredit AB	1.750%	5/30/17	4,900	4,995
7 TDIC Finance Ltd.	6.500%	7/2/14	7,275	7,348
7 Temasek Financial I Ltd.	4.300%	10/25/19	7,250	7,959
7 Temasek Financial I Ltd.	2.375%	1/23/23	5,000	4,640
7 Transnet SOC Ltd.	4.500%	2/10/16	4,400	4,598
7 Turkiye Halk Bankasi AS	4.875%	7/19/17	1,800	1,838
United Mexican States	3.500%	1/21/21	15,500	15,822
United Mexican States	5.750%	10/12/10	13,800	13,900
Vnesheconombank Via VEB Finance plc	5.375%	2/13/17	51,485	51,099
Vnesheconombank Via VEB Finance plc	5.450%	11/22/17	10,700	10,516
Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	39,730	38,935
VTB Bank OJSC Via VTB Capital SA	6.000%	4/12/17	100,450	99,446
VTB Bank OJSC Via VTB Capital SA	6.875%	5/29/18	34,190	34,190
Total Sovereign Bonds (Cost $4,527,422)				4,551,770
Taxable Municipal Bonds (0.6%)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	1.871%	12/1/19	9,800	9,504
California GO	5.950%	3/1/18	26,110	30,166
California GO	6.200%	10/1/19	13,650	16,401
Colorado Housing & Finance Authority
Employment Compensation Special
Assessment Revenue	1.600%	5/15/16	14,600	14,889
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	1.298%	7/1/16	7,800	7,892
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	5,350	5,390
George Washington University District of
Columbia GO	3.485%	9/15/22	4,800	4,756
Harris County TX Toll Road Revenue	1.361%	8/15/17	9,750	9,745
Illinois GO	4.511%	3/1/15	7,780	8,024
Illinois GO	4.961%	3/1/16	25,550	27,357
Illinois GO	5.365%	3/1/17	16,540	18,180
JobsOhio Beverage System Statewide Liquor
Profits Revenue	1.570%	1/1/17	2,000	2,023
JobsOhio Beverage System Statewide Liquor
Profits Revenue	2.217%	1/1/19	1,850	1,816
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL	3.220%	2/1/21	29,250	30,681
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-ELL	3.450%	2/1/22	13,800	14,579
6 Mississippi GO (Nissan North America, Inc.
Project)	0.852%	11/1/17	12,180	12,211
6 New Mexico Educational Assistance
Foundation 2013-1	0.852%	1/2/25	30,705	30,247
6 South Carolina Public Service Authority
Revenue	1.027%	6/1/15	20,000	20,071
University of California Revenue	2.054%	5/15/18	3,400	3,453
University of California Revenue	1.745%	5/15/19	6,250	6,121
Total Taxable Municipal Bonds (Cost $268,280)				273,506

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (0.4%)
Calhoun County TX Navigation Industrial
Development Authority Port Revenue (BP
plc) VRDO	0.150%		5/7/14	10,000	10,000
Cary NC Combined Enterprise System
Revenue	5.000%		12/1/42	6,730	7,489
Contra Costa CA Community College District
GO	5.000%		8/1/38	5,035	5,556
Los Angeles CA Department of Water &
Power Revenue	5.000%		7/1/37	4,215	4,635
Los Angeles CA Department of Water &
Power Revenue	5.000%		7/1/43	11,150	12,147
Los Angeles CA Wastewater System
Revenue	5.000%		6/1/35	10,320	11,448
7 Louisiana Public Facilities Authority Dock &
Wharf Revenue (Impala Warehousing LLC
Project)	6.500%		7/1/36	6,700	6,974
Massachusetts GO	5.000%		8/1/37	16,280	18,163
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%		8/1/16	8,685	9,185
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%		6/15/44	10,300	10,933
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%		6/15/45	6,865	7,337
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%		2/1/42	11,480	12,381
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%		5/1/42	5,790	6,306
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%		3/15/42	10,640	11,449
St. Louis MO Metropolitan Sewer District
Wastewater System Revenue	5.000%		5/1/42	10,665	11,695
University of California Revenue	5.000%		5/15/36	5,430	6,003
Washington GO	5.000%		8/1/37	20,051	22,259
Washington GO	5.000%		8/1/38	21,310	23,639
Total Tax-Exempt Municipal Bonds (Cost $186,609)					197,599
				Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
8 Lehman Brothers Holdings Inc. Pfd.	7.250%			29,160	—

Total Convertible Preferred Stocks (Cost $28,923)					—

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
15 Vanguard Market Liquidity Fund (Cost
$392,132)	0.124%	392,132,052	392,132

Total Investments (99.8%) (Cost $48,732,683)			49,114,135
Other Assets and Liabilities-Net (0.2%)			88,032
Net Assets (100%)			49,202,167

1 Securities with a value of $4,437,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $4,207,000 have been segregated as collateral for open over-the-counter swap contracts.
3 Securities with a value of $32,216,000 have been segregated as initial margin for open futures contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $5,765,886,000, representing 11.7% of net assets.
8 Non-income-producing security--security in default.
9 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
10 Guaranteed by the Government of Japan.
11 Guaranteed by multiple countries.
12 Guaranteed by the Federal Republic of Germany.
13 Guaranteed by the Republic of Austria.
14 Guaranteed by the State of Qatar.
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
16 Security made only partial principal and/or interest payments during the period ended April 30, 2014.
17 Face amount denominated in British pounds.
18 Face amount denominated in British Euro.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are

Short-Term Investment-Grade Fund

valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,832,760	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	9,019,302	115,241
Corporate Bonds	—	29,561,044	170,781
Sovereign Bonds	—	4,551,770	—
Taxable Municipal Bonds	—	273,506	—
Tax-Exempt Municipal Bonds	—	197,599	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	392,132	—	—
Futures Contracts—Assets[1]	2,233	—	—
Futures Contracts—Liabilities[1]	(11,681)	—	—
Forward Currency Contracts—Assets	—	45	—
Forward Currency Contracts—Liabilities	—	(94)	—
Swap Contracts—Assets	127[1]	16,158	—
Swap Contracts—Liabilities	—[1]	(7,657)	—
Total	382,811	48,444,433	286,022
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these

Short-Term Investment-Grade Fund

instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2014	(5,227)	(1,149,287)	(1,178)
10-Year U.S. Treasury Note	June 2014	(6,258)	(778,632)	(1,941)
5-Year U.S. Treasury Note	June 2014	(5,853)	(699,159)	(662)
30-Year U.S. Treasury Bond	June 2014	(3,991)	(538,536)	(7,419)
Dow Jones EURO STOXX 50 Index	June 2014	31	5,406	(39)
Ultra Long U.S. Treasury Bond	June 2014	(8)	(1,178)	(11)
				(11,250)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with

Short-Term Investment-Grade Fund

each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
JP Morgan	5/2/14	USD	13,578	EUR	9,841	(75)
BNP Paribas	6/3/14	USD	12,102	EUR	8,737	(19)
BNP Paribas	5/2/14	EUR	8,737	USD	12,103	17
JP Morgan	5/5/14	EUR	2,361	USD	3,262	13
Bank of America	5/2/14	EUR	1,104	USD	1,517	15
						(49)
EUR—Euro.
USD—U.S. dollar.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments calculated on the basis of a fixed rate applied to a notional amount, on specified dates and in a specified currency. Additionally, currency amounts are exchanged by the counterparties at the

Short-Term Investment-Grade Fund

initiation of the contract, with an agreement to reverse the exchange of the currency amounts upon termination of the contract.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of pre-qualified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At April 30, 2014, the fund had the following open swap contracts:

Over-the-Counter Credit Default Swaps
Remaining
			Up-Front	Periodic
			Premium	Premium Unrealized
		Notional	Received	Received Appreciation
	Termination	Amount	(Paid)	(Paid) (Depreciation)
Reference Entity	Date Counterparty[1]	($000)	($000)	(%) ($000)

Short-Term Investment-Grade Fund

Credit Protection Sold/Moody’s Rating

Altria Group Inc./Baa1	12/20/16	BOANA	9,740	47	1.000	244

Altria Group Inc./Baa1	12/20/16	JPMC	9,740	39	1.000	237

Altria Group Inc./Baa1	6/20/19	MSCS	20,000	(498)	1.000	9

AT&T Inc./A3	6/20/19	DBAG	20,000	(310)	1.000	123

Bank of America Corp./Baa2	12/20/17	MSCS	16,900	460	1.000	753

BHP Billiton Ltd./A1	6/20/19	DBAG	20,000	(330)	1.000	19

Boeing Co./A2	9/20/18	GSCM	4,885	(78)	1.000	67

BP plc/A2	6/20/19	GSCM	20,000	(468)	1.000	(95)

Deere & Co./A2	6/20/19	BOANA	20,000	(689)	1.000	(2)
Energy Transfer Partners
LP/Baa3	9/20/18	JPMC	8,310	31	1.000	123
Energy Transfer Partners
LP/Baa3	6/20/17	BOANA	14,630	537	1.000	779
Energy Transfer Partners
LP/Baa3	9/20/18	JPMC	7,820	29	1.000	116

Federation of Malaysia/A3	6/20/19	MSCS	34,200	102	1.000	41

Federation of Malaysia/A3	6/20/19	JPMC	29,100	66	1.000	14
Federative Republic of
Brazil/Baa2	6/20/19	GSCM	13,100	377	1.000	78
Federative Republic of
Brazil/Baa2	6/20/19	MSCS	700	28	1.000	12

Ford Motor Co./Baa3	6/20/19	DBAG	20,000	(3,755)	5.000	125
General Electric Capital
Corp./A1	6/20/19	BARC	19,530	(462)	1.000	(23)
General Electric Capital
Corp./A1	6/20/19	BARC	29,300	(630)	1.000	5
Goldman Sachs Group
Inc./Baa1	12/20/17	MSCS	9,760	289	1.000	418
Hartford Financial Services
Group Inc./Baa3	3/20/18	GSCM	9,750	19	1.000	226

Kingdom of Belgium/Aa3	9/20/17	RBS	3,800	121	1.000	218

Kohls Corp./Baa1	9/20/18	BOANA	5,380	88	1.000	61

Short-Term Investment-Grade Fund

Kohls Corp./Baa1	6/20/18	JPMC	5,380	90	1.000	86
National Rural Utilities
Cooperative Finance Corp./A2	12/20/17	CSFBI	3,900	(37)	1.000	53
National Rural Utilities
Cooperative Finance Corp./A2	12/20/17	CSFBI	19,520	(197)	1.000	254

Republic of Chile/Aa3	6/20/19	BOANA	21,400	(219)	1.000	20

Republic of Peru/Aa3	6/20/19	JPMC	18,750	167	1.000	377

Republic of Turkey/Baa3	6/20/19	MSCS	16,100	766	1.000	22

Republic of Turkey/Baa3	6/20/19	BARC	13,700	648	1.000	3
Royal Bank of Scotland
plc/Baa1	3/20/17	GSCM	9,750	(96)	3.000	586
Royal Bank of Scotland
plc/Baa1	12/20/18	BOANA	19,540	400	1.000	463

TJX Cos. Inc./A3	6/20/19	MSCS	20,000	(659)	1.000	(6)

United Mexican States/A3	9/20/14	JPMC	195,400	4	0.250	69
Verizon Communications
Inc./Baa1	6/20/19	CSFBI	20,000	(369)	1.000	127

Wal-Mart Stores Inc./Aa2	6/20/19	GSCM	20,000	(811)	1.000	(16)
			730,085			5,586

Credit Protection Purchased
Aetna Inc.	6/20/19	BNPSW	6,000	181	(1.000)	(1)
Aetna Inc.	6/20/19	BNPSW	12,000	317	(1.000)	(62)
Alcoa Inc.	6/20/19	BOANA	10,925	(372)	(1.000)	(42)
Alcoa Inc.	6/20/19	BOANA	7,285	(254)	(1.000)	(34)
AstraZeneca plc	6/20/19	BARC	18,000	609	(1.000)	(13)
Baker Hughes Inc.	6/20/19	MSCS	6,000	165	(1.000)	(3)
Baker Hughes Inc.	6/20/19	GSCM	12,000	281	(1.000)	(75)
Bank of America Corp.	12/20/14	DBAG	6,700	(10)	(1.000)	(44)
Bank of America Corp.	12/20/14	BARC	6,700	(9)	(1.000)	(44)
Bank of America Corp.	12/20/14	BARC	9,700	(12)	(1.000)	(62)
Bristol-Myers Squibb Co.	6/20/19	DBAG	18,000	664	(1.000)	(6)
Citigroup Inc.	6/20/14	BOANA	34,200	(44)	(5.000)	(281)
Computer Sciences Corp.	9/20/15	MSCS	7,315	387	(5.000)	(120)
Computer Sciences Corp.	9/20/15	BARC	7,315	385	(5.000)	(123)
El Du Pont De Nemours & Co.	9/20/18	BNPSW	5,200	110	(1.000)	(52)

Short-Term Investment-Grade Fund

El Du Pont De Nemours & Co.	9/20/18	DBAG	5,200	110	(1.000)	(52)
El Du Pont De Nemours & Co.	9/20/18	BARC	5,200	110	(1.000)	(52)
El Du Pont De Nemours & Co.	9/20/18	GSCM	5,200	113	(1.000)	(50)
El Du Pont De Nemours & Co.	9/20/18	CSFBI	6,865	158	(1.000)	(57)
Encana Corp.	6/20/19	GSCM	6,000	99	(1.000)	3
Encana Corp.	6/20/19	DBAG	12,000	29	(1.000)	(184)
Federal Express Corp.	12/20/18	GSCM	21,640	309	(1.000)	(143)
Federative Republic of Brazil	12/20/15	BOANA	3,500	(14)	(1.000)	(46)
Halliburton Co.	6/20/19	JPMC	6,000	204	(1.000)	(4)
Halliburton Co.	6/20/19	GSCM	12,000	371	(1.000)	(60)
Intesa Sanpaolo SpA	6/20/19	DBAG	19,530	1,814	(3.000)	(111)
McKesson Corp.	3/20/19	JPMC	18,210	631	(1.000)	9
McKesson Corp.	3/20/19	JPMC	18,210	617	(1.000)	(5)
Morgan Stanley	9/20/15	BARC	11,000	(169)	(1.000)	(285)
PPG Industries Inc.	3/20/18	GSCM	9,760	126	(1.000)	(182)
Republic of Austria	9/20/17	BNPSW	3,800	(71)	(1.000)	(181)
Republic of Korea	9/20/18	JPMC	7,800	62	(1.000)	(107)
Russian Federation	6/20/19	GSCM	15,165	(1,072)	(1.000)	12
Toyota Industries Corp.	6/20/19	GSCM	6,000	185	(1.000)	(22)
Toyota Motor Corp.	6/20/19	BOANA	12,000	402	(1.000)	(29)
United Mexican States	12/20/18	GSCM	18,800	(43)	(1.000)	(272)
United Mexican States	12/20/18	GSCM	21,400	(66)	(1.000)	(327)
United Mexican States	12/20/18	DBAG	4,900	(28)	(1.000)	(88)
United Mexican States	12/20/15	BOANA	3,500	(18)	(1.000)	(60)
Valero Energy Corp.	6/20/19	BOANA	6,000	56	(1.000)	(2)
Valero Energy Corp.	6/20/19	DBAG	12,000	81	(1.000)	(49)
Vodafone Group plc	6/20/19	MSCS	6,000	97	(1.000)	(4)
Vodafone Group plc	6/20/19	GSCM	12,000	210	(1.000)	(3)
Walt Disney Co.	6/20/19	BARC	6,000	244	(1.000)	(2)
Walt Disney Co.	6/20/19	DBAG	12,000	468	(1.000)	(38)
Wells Fargo	3/20/15	GSCM	10,660	(16)	(1.000)	(109)
			485,680			(3,462)
						2,124

1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services LLC.
RBS—Royal Bank of Scotland.

Short-Term Investment-Grade Fund

Centrally Cleared Interest Rate Swaps
			Fixed Interest			Unrealized
		Notional	Rate Received	Floating Interest		Appreciation
Termination		Amount	(Paid)	Rate Received		(Depreciation)
Date	Clearinghouse[1]	($000)	(%)	(Paid) (%)		($000)
7/15/14	CME	200,000	(0.181)	0.152	2	(14)
3/15/15	CME	25,000	0.326	(0.152)	2	35
6/15/15	LCH	120,000	0.443	(0.152)	2	299
12/15/15	CME	100,000	0.327	(0.152)	2	21
2/15/16	LCH	150,000	0.700	(0.152)	2	788
3/15/16	LCH	150,000	0.579	(0.152)	2	426
6/15/16	CME	100,000	0.446	(0.152)	2	(129)
						1,426

1 CME—Chicago Mercantile Exchange.
LCH—London Clearing House.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Over-the-Counter Interest Rate Swaps
			Fixed Interest			Unrealized
		Notional	Rate Received	Floating Interest		Appreciation
Termination		Amount	(Paid)	Rate Received		(Depreciation)
Date	Counterparty[1]	($000)	(%)	(Paid) (%)		($000)
10/14/14	WFC	21,100	1.861	(0.227)	3	157
2/7/15	BARC	150,000	0.335	(0.153)	2	194
4/1/15	BNPSW	5,855	0.407	(0.233)	3	8
8/7/15	CSFBI	100,000	0.414	(0.153)	2	239
11/7/15	BOANA	195,000	0.374	(0.153)	2	258
11/7/15	BOANA	155,000	0.375	(0.153)	2	208
6/1/16	GSCM	125	0.555	(0.236)	3	—
6/1/16	WFC	9,500	2.910	(0.236)	3	464
6/1/16	WFC	6,075	0.566	(0.236)	3	—
11/7/17	BOANA	162,000	(0.723)	0.153	2	2,298

Short-Term Investment-Grade Fund

11/7/17	BOANA	163,000	(0.716)	0.153	2	2,347
2/7/18	BARC	150,000	(0.957)	0.153	2	1,538
2/7/19	WFC	150,000	(1.220)	0.153	2	2,667
						10,378

1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.
WFC—Wells Fargo Bank N.A.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Cross-Currency Swaps

				Notional
				Amount	Notional
				of	Amount of		Unrealized
Fixed Interest				Currency	Currency	Market	Appreciation
Rate	Fixed Interest	Termination		Received	Delivered	Value (Depreciation)
Received	Rate Paid	Date	Counterparty[1]	($000)	(000)	($000)	($000)
USD 7.625%	EUR 6.934%	4/9/18	BARC	13,431	EUR 9,770	(249)	(249)
USD 7.653%	EUR 6.934%	4/9/18	MSCS	15,820	EUR 11,539	(331)	(331)
USD 4.632%	EUR 4.250%	1/16/17	MSCS	41,346	EUR 30,000	(431)	(431)
USD 3.221%	EUR 2.125%	12/1/20	BARC	13,998	EUR 10,205	(254)	(254)
USD 5.693%	GBP 6.125%	5/14/17	BARC	16,195	GBP 9,770	(324)	(324)
USD 5.686%	GBP 6.125%	5/14/17	BARC	13,493	GBP 8,119	(232)	(232)
USD 2.886%	EUR 2.250%	12/4/17	BARC	38,104	EUR 27,350	28	28
USD 6.653%	EUR 6.375%	4/4/16	MSCS	18,804	EUR 13,675	(370)	(370)
USD 5.618%	EUR 5.000%	3/15/17	BARC	13,459	EUR 9,800	(127)	(127)
USD 3.038%	EUR 2.000%	1/14/19	BARC	20,038	EUR 14,529	(75)	(75)
USD 5.575%	EUR 5.000%	3/15/17	JPMC	13,521	EUR 9,800	(73)	(73)
USD 6.450%	GBP 6.765%	11/15/17	BARC	24,067	GBP 14,460	(338)	(338)
USD 6.448%	GBP 6.765%	11/15/17	MSCS	16,267	GBP 9,770	(221)	(221)
USD 2.582%	EUR 1.750%	1/15/18	BARC	21,715	EUR 15,842	(247)	(247)
USD 7.183%	EUR 6.000%	6/10/19	MSCS	13,384	EUR 9,770	(232)	(232)
USD 5.453%	GBP 5.875%	4/18/17	MSCS	32,732	GBP 19,550	(348)	(348)
USD 4.750%	EUR 3.500%	10/4/21	JPMC	10,080	EUR 7,300	(107)	(107)

Short-Term Investment-Grade Fund

USD 7.106% EUR 6.000%	6/10/19	BARC	13,546	EUR 9,770	(70)	(70)
					(4,001)	(4,001)

1 BARC—Barclays Bank plc.

JPMC—JP Morgan Chase Bank.

MSCS—Morgan Stanley Capital Services LLC.

EUR—Euro.

GBP—British Pound.

At April 30, 2014, counterparties had deposited in segregated accounts securities with a value of $139,848,000 in connection with open swap contracts.

G. At April 30, 2014, the cost of investment securities for tax purposes was $48,758,568,000. Net unrealized appreciation of investment securities for tax purposes was $355,567,000, consisting of unrealized gains of $577,086,000 on securities that had risen in value since their purchase and $221,519,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Federal Fund

Schedule of Investments
As of April 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.3%)
U.S. Government Securities (9.1%)
	United States Treasury Note/Bond	2.250%	3/31/16	17,618	18,246
	United States Treasury Note/Bond	0.375%	4/30/16	88,000	87,931
	United States Treasury Note/Bond	1.750%	5/31/16	3,775	3,876
1	United States Treasury Note/Bond	1.500%	6/30/16	50,000	51,086
	United States Treasury Note/Bond	0.625%	10/15/16	100,000	99,969
	United States Treasury Note/Bond	0.875%	11/30/16	11,050	11,104
	United States Treasury Note/Bond	0.875%	4/15/17	138,750	138,836
2	United States Treasury Note/Bond	0.875%	4/30/17	11,924	11,924
	United States Treasury Note/Bond	0.625%	5/31/17	3,305	3,275
	United States Treasury Note/Bond	0.750%	3/31/18	5,600	5,483
	United States Treasury Note/Bond	1.625%	4/30/19	43,000	42,879
					474,609
Agency Bonds and Notes (76.5%)
3	Federal Home Loan Banks	0.250%	2/20/15	5,000	5,003
3	Federal Home Loan Banks	2.750%	3/13/15	70,000	71,548
3	Federal Home Loan Banks	0.375%	8/28/15	103,250	103,403
3	Federal Home Loan Banks	1.750%	9/11/15	21,000	21,424
3	Federal Home Loan Banks	2.875%	9/11/15	24,000	24,834
3	Federal Home Loan Banks	0.375%	2/19/16	113,750	113,710
[3,4] Federal Home Loan Banks		0.585%	4/29/16	17,800	17,789
[3,4] Federal Home Loan Banks		0.650%	9/12/16	176,650	176,433
3	Federal Home Loan Banks	0.875%	5/24/17	178,500	178,186
[4,5] Federal Home Loan Mortgage Corp.		0.750%	11/25/14	4,000	4,015
[4,5] Federal Home Loan Mortgage Corp.		1.750%	9/10/15	24,500	25,000
[4,5] Federal Home Loan Mortgage Corp.		0.500%	9/25/15	35,075	35,181
[4,5] Federal Home Loan Mortgage Corp.		0.400%	3/15/16	140,000	139,832
[4,5] Federal Home Loan Mortgage Corp.		0.500%	5/13/16	10,500	10,499
[4,5] Federal Home Loan Mortgage Corp.		0.550%	5/20/16	45,450	45,484
[4,5] Federal Home Loan Mortgage Corp.		0.700%	9/27/16	25,000	24,970
[4,5] Federal Home Loan Mortgage Corp.		0.875%	10/14/16	129,900	130,599
[4,5] Federal Home Loan Mortgage Corp.		0.800%	11/21/16	42,750	42,792
[4,5] Federal Home Loan Mortgage Corp.		0.875%	2/22/17	206,000	205,950
[4,5] Federal Home Loan Mortgage Corp.		1.000%	3/8/17	6,500	6,527
[4,5] Federal Home Loan Mortgage Corp.		1.000%	6/29/17	85,000	85,043
[4,5] Federal Home Loan Mortgage Corp.		1.000%	7/28/17	67,500	67,492
[4,5] Federal Home Loan Mortgage Corp.		0.750%	1/12/18	48,500	47,517
[4,5] Federal Home Loan Mortgage Corp.		0.875%	3/7/18	75,000	73,685
[4,5] Federal National Mortgage Assn.		0.375%	3/16/15	100,000	100,158
[4,5] Federal National Mortgage Assn.		0.500%	7/2/15	333,100	334,329
[4,5] Federal National Mortgage Assn.		2.375%	7/28/15	185,000	189,976
[4,5] Federal National Mortgage Assn.		0.500%	9/28/15	297,750	298,735
[4,5] Federal National Mortgage Assn.		4.375%	10/15/15	30,000	31,777
[4,5] Federal National Mortgage Assn.		1.625%	10/26/15	344,000	350,732
[4,5] Federal National Mortgage Assn.		0.500%	3/30/16	202,250	202,426
[4,5] Federal National Mortgage Assn.		2.375%	4/11/16	85,250	88,399
[4,5] Federal National Mortgage Assn.		0.625%	10/25/16	100,000	99,684
[4,5] Federal National Mortgage Assn.		1.250%	1/30/17	100,000	101,129
[4,5] Federal National Mortgage Assn.		1.000%	2/13/17	73,445	73,465

[4,5] Federal National Mortgage Assn.	5.000%	2/13/17	6,000	6,692
[4,5] Federal National Mortgage Assn.	0.750%	4/20/17	155,000	154,440
[4,5] Federal National Mortgage Assn.	1.000%	8/14/17	35,000	34,788
[4,5] Federal National Mortgage Assn.	1.070%	9/27/17	27,000	26,871
[4,5] Federal National Mortgage Assn.	0.875%	10/26/17	73,500	72,802
[4,5] Federal National Mortgage Assn.	1.000%	11/28/17	20,500	20,395
[4,5] Federal National Mortgage Assn.	0.875%	2/8/18	44,000	43,292
[4,5] Federal National Mortgage Assn.	1.250%	9/27/18	10,000	9,819
[4,5] Federal National Mortgage Assn.	0.000%	10/9/19	130,000	113,949
				4,010,774
Conventional Mortgage-Backed Securities (11.7%)
[4,5] Fannie Mae Pool	2.000%	10/1/27–7/1/28	12,530	12,297
4,5,6Fannie Mae Pool	2.500%	12/1/27–5/1/29	75,418	75,897
4,5,6Fannie Mae Pool	3.000%	12/1/20–5/1/29	76,159	78,592
4,5,6Fannie Mae Pool	3.500%	8/1/24–5/1/29	55,408	58,469
[4,5] Fannie Mae Pool	4.000%	5/1/14–12/1/28	42,470	45,175
[4,5] Fannie Mae Pool	4.500%	7/1/14–10/1/25	25,454	27,080
4,5,6Fannie Mae Pool	5.000%	5/1/14–5/1/44	49,861	53,932
4,5,6Fannie Mae Pool	5.500%	3/1/16–5/1/44	51,093	55,971
[4,5] Fannie Mae Pool	6.000%	4/1/17–5/1/24	993	1,068
[4,5] Fannie Mae Pool	6.500%	8/1/16–9/1/16	1,624	1,702
[4,5] Fannie Mae Pool	7.500%	3/1/15–8/1/15	17	17
[4,5] Fannie Mae Pool	8.000%	10/1/14–9/1/15	128	131
[4,5] Freddie Mac Gold Pool	2.000%	5/1/28–9/1/28	10,619	10,413
4,5,6Freddie Mac Gold Pool	2.500%	6/1/22–5/1/29	53,015	53,405
4,5,6Freddie Mac Gold Pool	3.000%	5/1/29	47,500	48,940
4,5,6Freddie Mac Gold Pool	3.500%	6/1/21–5/1/29	34,240	35,979
4,5,6Freddie Mac Gold Pool	4.000%	1/1/15–5/1/29	27,033	28,748
[4,5] Freddie Mac Gold Pool	4.500%	5/1/18–9/1/26	16,840	17,944
[4,5] Freddie Mac Gold Pool	5.000%	6/1/17–6/1/25	9,126	9,725
[4,5] Freddie Mac Gold Pool	5.500%	1/1/16–9/1/21	318	336
[4,5] Freddie Mac Gold Pool	6.000%	10/1/18	132	137
				615,958
Total U.S. Government and Agency Obligations (Cost $5,099,441)				5,101,341
Temporary Cash Investment (13.1%)
			Shares
Money Market Fund (13.1%)
7 Vanguard Market Liquidity Fund
(Cost $688,051)	0.124%		688,050,830	688,051
Total Investments (110.4%) (Cost $5,787,492)				5,789,392
Other Assets and Liabilities-Net (-10.4%)				(543,285)
Net Assets (100%)				5,246,107

1 Securities with a value of $279,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
2 Securities with a value of $800,000 have been segregated as initial margin for open futures contracts.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2014.

Vanguard Short-Term Federal Fund

7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At April 30, 2014, counterparties had deposited in segregated accounts cash with a value of $10,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

Vanguard Short-Term Federal Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,101,341	—
Temporary Cash Investments	688,051	—	—
Futures Contracts—Assets[1]	115	—	—
Futures Contracts—Liabilities[1]	(251)	—	—
Total	687,915	5,101,341	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard Short-Term Federal Fund

At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	July 2014	770	169,304	51
5-Year U.S. Treasury Note	June 2014	222	26,518	(22)
10-Year U.S. Treasury Note	June 2014	(461)	(57,359)	(132)
30-Year U.S. Treasury Bond	June 2014	(28)	(3,778)	(31)
Ultra Long U.S. Treasury Bond	June 2014	(4)	(589)	(6)
				(140)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At April 30, 2014, the cost of investment securities for tax purposes was $5,787,771,000. Net unrealized appreciation of investment securities for tax purposes was $1,621,000, consisting of unrealized gains of $8,774,000 on securities that had risen in value since their purchase and $7,153,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Fund

Schedule of Investments
As of April 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.5%)
U.S. Government Securities (98.5%)
United States Treasury Note/Bond	2.750%	11/15/23	34,800	35,170
United States Treasury Note/Bond	2.750%	2/15/24	49,200	49,607
1 United States Treasury Note/Bond	6.000%	2/15/26	62,900	83,224
United States Treasury Note/Bond	5.500%	8/15/28	4,000	5,160
United States Treasury Note/Bond	5.250%	11/15/28	51,250	64,671
United States Treasury Note/Bond	5.250%	2/15/29	102,200	129,028
United States Treasury Note/Bond	6.125%	8/15/29	10,000	13,752
United States Treasury Note/Bond	5.375%	2/15/31	111,500	144,009
United States Treasury Note/Bond	4.500%	2/15/36	84,900	101,111
United States Treasury Note/Bond	4.750%	2/15/37	10,000	12,322
United States Treasury Note/Bond	3.500%	2/15/39	154,000	157,032
United States Treasury Note/Bond	4.250%	5/15/39	61,200	70,351
United States Treasury Note/Bond	4.375%	11/15/39	148,600	174,233
United States Treasury Note/Bond	4.625%	2/15/40	68,950	83,947
United States Treasury Note/Bond	4.375%	5/15/40	109,449	128,414
United States Treasury Note/Bond	3.875%	8/15/40	247,700	268,638
United States Treasury Note/Bond	4.250%	11/15/40	43,500	50,093
United States Treasury Note/Bond	3.750%	8/15/41	80,000	84,813
United States Treasury Note/Bond	3.125%	11/15/41	37,250	35,201
United States Treasury Note/Bond	3.125%	2/15/42	125,000	117,989
United States Treasury Note/Bond	3.000%	5/15/42	103,700	95,372
United States Treasury Note/Bond	2.750%	8/15/42	211,850	184,640
United States Treasury Note/Bond	2.750%	11/15/42	322,700	280,649
United States Treasury Note/Bond	3.125%	2/15/43	92,200	86,524
United States Treasury Note/Bond	2.875%	5/15/43	123,797	110,199
United States Treasury Note/Bond	3.625%	8/15/43	19,700	20,297
United States Treasury Note/Bond	3.750%	11/15/43	28,800	30,343
United States Treasury Note/Bond	3.625%	2/15/44	63,600	65,478
				2,682,267
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Fannie Mae Pool	6.000%	2/1/26–11/1/28	37	41
				41
Total U.S. Government and Agency Obligations (Cost $2,568,641)				2,682,308
Temporary Cash Investment (0.5%)
				Market
				Value
	Coupon		Shares	($000)
Money Market Fund (0.5%)
4 Vanguard Market Liquidity Fund (Cost
$14,545)	0.124%		14,545,230	14,545

Total Investments (99.0%) (Cost $2,583,186)				2,696,853
Other Assets and Liabilities-Net (1.0%)				26,667
Net Assets (100%)				2,723,520

1 Securities with a value of $523,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,682,308	—
Futures Contracts—Liabilities[1]	(123)	—	—
Temporary Cash Investments	14,545	—	—
Total	14,422	2,682,308	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Long-Term Treasury Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	July 2014	861	189,312	(15)
10-Year U.S. Treasury Note	June 2014	(815)	(101,404)	(41)
				(56)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At April 30, 2014, the cost of investment securities for tax purposes was $2,585,071,000. Net unrealized appreciation of investment securities for tax purposes was $111,782,000, consisting of unrealized gains of $170,795,000 on securities that had risen in value since their purchase and $59,013,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund

Schedule of Investments
As of April 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
United States Treasury Note/Bond	0.375%	4/15/15	174,000	174,463
United States Treasury Note/Bond	2.500%	4/30/15	20,000	20,478
United States Treasury Note/Bond	0.250%	5/15/15	110,000	110,155
United States Treasury Note/Bond	4.125%	5/15/15	163,000	169,774
United States Treasury Note/Bond	2.125%	5/31/15	80,000	81,725
United States Treasury Note/Bond	0.375%	6/15/15	131,000	131,368
United States Treasury Note/Bond	0.250%	7/31/15	150,000	150,187
United States Treasury Note/Bond	1.750%	7/31/15	60,000	61,190
United States Treasury Note/Bond	4.250%	8/15/15	15,000	15,790
United States Treasury Note/Bond	0.375%	8/31/15	100,000	100,266
United States Treasury Note/Bond	1.250%	8/31/15	171,000	173,432
United States Treasury Note/Bond	0.250%	9/30/15	160,000	160,125
United States Treasury Note/Bond	1.250%	9/30/15	27,000	27,405
United States Treasury Note/Bond	0.250%	10/15/15	48,000	48,030
United States Treasury Note/Bond	0.250%	10/31/15	157,000	157,074
United States Treasury Note/Bond	1.250%	10/31/15	257,000	260,935
United States Treasury Note/Bond	0.250%	11/30/15	8,000	8,000
United States Treasury Note/Bond	1.375%	11/30/15	5,000	5,089
United States Treasury Note/Bond	0.250%	12/31/15	152,000	151,929
United States Treasury Note/Bond	2.125%	12/31/15	25,000	25,766
United States Treasury Note/Bond	0.375%	1/31/16	56,000	56,061
United States Treasury Note/Bond	2.000%	1/31/16	222,000	228,556
United States Treasury Note/Bond	4.500%	2/15/16	106,000	113,933
United States Treasury Note/Bond	0.250%	2/29/16	170,000	169,735
United States Treasury Note/Bond	2.125%	2/29/16	137,000	141,474
United States Treasury Note/Bond	2.625%	2/29/16	112,000	116,673
United States Treasury Note/Bond	0.250%	4/15/16	83,000	82,767
United States Treasury Note/Bond	0.375%	4/30/16	213,000	212,834
United States Treasury Note/Bond	2.000%	4/30/16	132,000	136,146
United States Treasury Note/Bond	2.625%	4/30/16	67,000	69,952
United States Treasury Note/Bond	0.250%	5/15/16	139,000	138,479
United States Treasury Note/Bond	0.500%	6/15/16	130,000	130,081
United States Treasury Note/Bond	1.500%	6/30/16	16,000	16,348
United States Treasury Note/Bond	3.250%	6/30/16	25,000	26,488
United States Treasury Note/Bond	0.625%	7/15/16	100,000	100,250
United States Treasury Note/Bond	1.500%	7/31/16	20,000	20,434
United States Treasury Note/Bond	0.625%	8/15/16	86,000	86,134
United States Treasury Note/Bond	4.875%	8/15/16	30,000	32,962
United States Treasury Note/Bond	1.000%	8/31/16	90,000	90,886
United States Treasury Note/Bond	3.000%	8/31/16	51,000	53,869
United States Treasury Note/Bond	0.875%	9/15/16	77,000	77,505
United States Treasury Note/Bond	1.000%	9/30/16	52,000	52,496
United States Treasury Note/Bond	3.000%	9/30/16	43,000	45,479
United States Treasury Note/Bond	0.625%	10/15/16	51,000	50,984
United States Treasury Note/Bond	1.000%	10/31/16	9,000	9,079
United States Treasury Note/Bond	0.625%	11/15/16	139,000	138,826
United States Treasury Note/Bond	7.500%	11/15/16	20,000	23,441
United States Treasury Note/Bond	0.875%	11/30/16	115,000	115,557
United States Treasury Note/Bond	0.625%	12/15/16	140,000	139,693

United States Treasury Note/Bond	0.875%	12/31/16	55,000	55,206
United States Treasury Note/Bond	0.750%	1/15/17	125,000	125,000
United States Treasury Note/Bond	0.875%	1/31/17	110,000	110,309
United States Treasury Note/Bond	0.625%	2/15/17	127,000	126,444
United States Treasury Note/Bond	1.000%	3/31/17	48,000	48,210
United States Treasury Note/Bond	3.250%	3/31/17	9,000	9,627
United States Treasury Note/Bond	0.875%	4/30/17	155,000	155,000
United States Treasury Note/Bond	0.625%	5/31/17	55,000	54,502
United States Treasury Note/Bond	0.750%	6/30/17	61,000	60,590
United States Treasury Note/Bond	2.500%	6/30/17	40,000	41,919
United States Treasury Note/Bond	0.500%	7/31/17	25,000	24,594
United States Treasury Note/Bond	2.375%	7/31/17	8,000	8,350
United States Treasury Note/Bond	0.625%	9/30/17	50,000	49,219
United States Treasury Note/Bond	1.875%	9/30/17	70,000	71,859
United States Treasury Note/Bond	0.750%	10/31/17	45,000	44,416
United States Treasury Note/Bond	0.625%	11/30/17	111,000	108,919
United States Treasury Note/Bond	0.750%	12/31/17	141,000	138,731
United States Treasury Note/Bond	0.875%	1/31/18	50,000	49,344
United States Treasury Note/Bond	0.750%	2/28/18	30,000	29,423
United States Treasury Note/Bond	0.750%	3/31/18	55,000	53,848
United States Treasury Note/Bond	2.875%	3/31/18	50,000	53,031
United States Treasury Note/Bond	0.625%	4/30/18	101,000	98,222
United States Treasury Note/Bond	1.000%	5/31/18	93,000	91,634
United States Treasury Note/Bond	1.375%	6/30/18	9,817	9,805
United States Treasury Note/Bond	2.375%	6/30/18	8,000	8,322
United States Treasury Note/Bond	1.375%	7/31/18	12,000	11,970
United States Treasury Note/Bond	2.250%	7/31/18	7,000	7,236
United States Treasury Note/Bond	1.500%	8/31/18	37,000	37,035
1 United States Treasury Note/Bond	1.250%	10/31/18	76,000	75,062
United States Treasury Note/Bond	1.750%	10/31/18	35,000	35,361
United States Treasury Note/Bond	1.250%	11/30/18	28,000	27,606
United States Treasury Note/Bond	1.500%	12/31/18	52,000	51,772
United States Treasury Note/Bond	1.500%	1/31/19	9,000	8,951
United States Treasury Note/Bond	1.625%	3/31/19	8,000	7,985
				6,599,805
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Fannie Mae Pool	7.000%	11/1/15–3/1/16	132	134
[2,3] Freddie Mac Gold Pool	6.000%	5/1/18–4/1/28	259	289
[2,3] Freddie Mac Gold Pool	7.000%	9/1/15–1/1/16	46	46
				469
Total U.S. Government and Agency Obligations (Cost $6,593,792)				6,600,274
Temporary Cash Investment (1.7%)
			Shares
Money Market Fund (1.7%)
4 Vanguard Market Liquidity Fund (Cost
$109,907)	0.124%		109,906,787	109,907
Total Investments (101.3%) (Cost $6,703,699)				6,710,181
Other Assets and Liabilities-Net (-1.3%)				(83,171)
Net Assets (100%)				6,627,010

1 Securities with a value of $909,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,600,274	—
Temporary Cash Investments	109,907	—	—
Futures Contracts—Liabilities[1]	(298)	—	—
Total	109,609	6,600,274	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	July 2014	2,265	498,017	(37)
10-Year U.S. Treasury Note	June 2014	(1,993)	(247,973)	(101)
				(138)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At April 30, 2014, the cost of investment securities for tax purposes was $6,704,949,000. Net unrealized appreciation of investment securities for tax purposes was $5,232,000, consisting of unrealized gains of $14,799,000 on securities that had risen in value since their purchase and $9,567,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments
As of April 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
	United States Treasury Note/Bond	0.250%	7/15/15	18,000	18,022
	United States Treasury Note/Bond	0.375%	4/30/16	14,000	13,989
	United States Treasury Note/Bond	0.875%	4/15/17	22,000	22,014
	United States Treasury Note/Bond	0.500%	7/31/17	26,000	25,577
	United States Treasury Note/Bond	2.375%	7/31/17	68,000	70,975
	United States Treasury Note/Bond	1.875%	8/31/17	172,000	176,702
	United States Treasury Note/Bond	0.625%	9/30/17	116,000	114,188
	United States Treasury Note/Bond	1.875%	9/30/17	231,000	237,135
	United States Treasury Note/Bond	0.750%	10/31/17	15,000	14,805
	United States Treasury Note/Bond	1.875%	10/31/17	140,000	143,653
	United States Treasury Note/Bond	0.750%	12/31/17	5,000	4,920
	United States Treasury Note/Bond	0.875%	1/31/18	56,000	55,265
	United States Treasury Note/Bond	2.625%	1/31/18	43,000	45,204
	United States Treasury Note/Bond	0.750%	2/28/18	47,000	46,097
	United States Treasury Note/Bond	0.750%	3/31/18	10,000	9,791
	United States Treasury Note/Bond	0.625%	4/30/18	42,000	40,845
	United States Treasury Note/Bond	1.000%	5/31/18	32,000	31,530
	United States Treasury Note/Bond	1.375%	6/30/18	8,838	8,827
	United States Treasury Note/Bond	2.375%	6/30/18	119,500	124,317
	United States Treasury Note/Bond	2.250%	7/31/18	329,000	340,104
	United States Treasury Note/Bond	1.500%	8/31/18	53,500	53,550
	United States Treasury Note/Bond	1.375%	9/30/18	253,000	251,616
	United States Treasury Note/Bond	1.375%	11/30/18	63,000	62,517
	United States Treasury Note/Bond	1.375%	12/31/18	10,000	9,906
	United States Treasury Note/Bond	1.500%	12/31/18	233,000	231,979
	United States Treasury Note/Bond	1.250%	1/31/19	61,000	59,970
	United States Treasury Note/Bond	1.500%	1/31/19	37,000	36,798
	United States Treasury Note/Bond	1.375%	2/28/19	15,000	14,815
	United States Treasury Note/Bond	1.500%	2/28/19	91,000	90,403
	United States Treasury Note/Bond	1.500%	3/31/19	78,000	77,415
	United States Treasury Note/Bond	1.625%	3/31/19	19,000	18,964
	United States Treasury Note/Bond	1.250%	4/30/19	45,000	44,065
	United States Treasury Note/Bond	1.000%	6/30/19	20,000	19,250
	United States Treasury Note/Bond	0.875%	7/31/19	60,000	57,263
	United States Treasury Note/Bond	1.000%	8/31/19	49,000	46,964
	United States Treasury Note/Bond	1.000%	9/30/19	144,000	137,791
	United States Treasury Note/Bond	1.000%	11/30/19	20,000	19,059
	United States Treasury Note/Bond	1.125%	12/31/19	111,000	106,317
	United States Treasury Note/Bond	1.250%	2/29/20	81,000	77,861
	United States Treasury Note/Bond	1.125%	3/31/20	26,000	24,769
	United States Treasury Note/Bond	1.125%	4/30/20	11,000	10,459
	United States Treasury Note/Bond	1.375%	5/31/20	8,000	7,708
	United States Treasury Note/Bond	1.875%	6/30/20	6,000	5,945
	United States Treasury Note/Bond	2.625%	8/15/20	98,500	101,778
	United States Treasury Note/Bond	2.125%	8/31/20	13,000	13,032
	United States Treasury Note/Bond	2.000%	9/30/20	3,500	3,478
	United States Treasury Note/Bond	1.750%	10/31/20	80,000	78,125
1	United States Treasury Note/Bond	2.625%	11/15/20	601,000	619,595
	United States Treasury Note/Bond	2.000%	11/30/20	12,500	12,381

United States Treasury Note/Bond	2.000%	2/28/21	41,300	40,745
United States Treasury Note/Bond	2.125%	8/15/21	142,500	140,807
United States Treasury Note/Bond	2.000%	11/15/21	108,500	105,889
United States Treasury Note/Bond	2.000%	2/15/22	111,000	107,982
United States Treasury Note/Bond	1.750%	5/15/22	63,000	59,850
United States Treasury Note/Bond	1.625%	8/15/22	72,000	67,410
United States Treasury Note/Bond	1.625%	11/15/22	170,000	158,365
United States Treasury Note/Bond	2.000%	2/15/23	121,000	115,763
United States Treasury Note/Bond	1.750%	5/15/23	273,100	254,666
United States Treasury Note/Bond	2.500%	8/15/23	45,400	45,024
United States Treasury Note/Bond	2.750%	11/15/23	23,500	23,750
United States Treasury Note/Bond	2.750%	2/15/24	78,000	78,646
				5,036,630
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Freddie Mac Gold Pool	7.000%	5/1/15–3/1/16	53	54
Total U.S. Government and Agency Obligations (Cost $5,033,231)				5,036,684
Temporary Cash Investment (1.9%)
			Shares
Money Market Fund (1.9%)
4 Vanguard Market Liquidity Fund
(Cost $97,895)	0.124%		97,895,052	97,895
Total Investments (101.0%) (Cost $5,131,126)				5,134,579
Other Assets and Liabilities-Net (-1.0%)				(52,041)
Net Assets (100%)				5,082,538

1 Securities with a value of $691,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,036,684	—
Temporary Cash Investments	97,895	—	—
Futures Contracts—Liabilities[1]	(232)	—	—
Total	97,663	5,036,684	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	July 2014	1,579	347,183	(27)
10-Year U.S. Treasury Note	June 2014	(1,520)	(189,121)	(76)
				(103)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At April 30, 2014, the cost of investment securities for tax purposes was $5,131,786,000. Net unrealized appreciation of investment securities for tax purposes was $2,793,000, consisting of unrealized gains of $58,372,000 on securities that had risen in value since their purchase and $55,579,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund

Schedule of Investments
As of April 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.0%)
U.S. Government Securities (1.0%)
	United States Treasury Note/Bond	2.250%	5/31/14	92,825	92,985
	United States Treasury Note/Bond	4.250%	8/15/15	75,000	78,949
Total U.S. Government and Agency Obligations (Cost $170,280)					171,934
Asset-Backed/Commercial Mortgage-Backed Security (0.3%)
	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. (Cost $41,111)	5.500%	4/1/23	41,126	41,691
Corporate Bonds (92.5%)
Finance (14.9%)
	Banking (2.2%)
	Ally Financial Inc.	8.000%	3/15/20	25,950	31,367
	Ally Financial Inc.	7.500%	9/15/20	58,250	69,172
1	Lloyds Bank plc	6.500%	9/14/20	28,730	33,037
	Royal Bank of Scotland Group plc	6.125%	12/15/22	113,600	121,193
	Royal Bank of Scotland Group plc	6.000%	12/19/23	21,835	22,801
	UBS AG	7.625%	8/17/22	80,150	95,267

	Finance Companies (9.8%)
2	Air Lease Corp.	5.625%	4/1/17	125,330	138,176
	Air Lease Corp.	4.750%	3/1/20	63,582	67,794
	CIT Group Inc.	4.250%	8/15/17	37,935	39,547
	CIT Group Inc.	5.250%	3/15/18	102,005	109,400
1	CIT Group Inc.	6.625%	4/1/18	120,655	134,229
1	CIT Group Inc.	5.500%	2/15/19	78,830	84,742
	CIT Group Inc.	3.875%	2/19/19	33,380	33,714
	CIT Group Inc.	5.375%	5/15/20	98,370	105,010
	CIT Group Inc.	5.000%	8/15/22	98,135	100,098
	Homer City Generation LP	8.734%	10/1/26	50,856	53,145
	International Lease Finance Corp.	5.750%	5/15/16	19,146	20,606
1	International Lease Finance Corp.	6.750%	9/1/16	32,895	36,596
	International Lease Finance Corp.	8.750%	3/15/17	38,820	45,225
	International Lease Finance Corp.	3.875%	4/15/18	42,475	43,112
1	International Lease Finance Corp.	7.125%	9/1/18	55,210	64,112
	International Lease Finance Corp.	5.875%	4/1/19	46,220	50,149
	International Lease Finance Corp.	6.250%	5/15/19	70,781	78,036
	International Lease Finance Corp.	8.250%	12/15/20	51,121	61,665
	International Lease Finance Corp.	4.625%	4/15/21	29,400	29,363
	International Lease Finance Corp.	8.625%	1/15/22	29,100	35,647
1	Provident Funding Associates LP / PFG
	Finance Corp.	6.750%	6/15/21	41,490	42,268
	SLM Corp.	6.250%	1/25/16	24,445	26,344
	SLM Corp.	6.000%	1/25/17	13,990	15,215
	SLM Corp.	8.450%	6/15/18	44,100	52,083
	SLM Corp.	5.500%	1/15/19	79,080	83,742
	SLM Corp.	8.000%	3/25/20	58,325	67,393
	SLM Corp.	7.250%	1/25/22	19,145	21,110
	SLM Corp.	5.500%	1/25/23	26,630	26,028

	Insurance (1.9%)
3	Hartford Financial Services Group Inc.	8.125%	6/15/38	94,960	111,934
3	ING US Inc.	5.650%	5/15/53	37,580	37,580
1	Liberty Mutual Group Inc.	7.800%	3/15/37	58,440	66,622
[1,3] MetLife Capital Trust IV		7.875%	12/15/67	46,910	56,761
[1,3] MetLife Capital Trust X		9.250%	4/8/68	33,000	44,220
	Unum Group	7.375%	6/15/32	6,295	6,955

	Other Finance (0.5%)
4	Telenet Finance III Luxembourg SCA	6.625%	2/15/21	3,700	5,519
4	Telenet Finance Luxembourg SCA	6.375%	11/15/20	10,145	15,061
4	Telenet Finance V Luxembourg SCA	6.250%	8/15/22	15,989	24,145
4	Telenet Finance V Luxembourg SCA	6.750%	8/15/24	18,755	28,623

	Real Estate Investment Trusts (0.5%)
	Crown Castle International Corp.	4.875%	4/15/22	42,380	42,910
	Felcor Lodging LP	5.625%	3/1/23	42,805	43,500
					2,521,216
Industrial (71.6%)
	Basic Industry (4.9%)
[2,5] Arch Coal Inc. Bank Loan		6.250%	5/16/18	67,003	65,058
	Ashland Inc.	3.875%	4/15/18	19,130	19,656
1	Axiall Corp.	4.875%	5/15/23	7,245	7,100
	Cascades Inc.	7.750%	12/15/17	32,145	33,431
	Cascades Inc.	7.875%	1/15/20	9,330	9,983
	Celanese US Holdings LLC	6.625%	10/15/18	11,265	11,842
	Celanese US Holdings LLC	5.875%	6/15/21	12,740	13,918
	Chemtura Corp.	5.750%	7/15/21	14,445	14,914
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	7,570	8,176
	CONSOL Energy Inc.	8.000%	4/1/17	14,945	15,543
	CONSOL Energy Inc.	8.250%	4/1/20	39,305	42,646
[1,4] Constellium NV		4.625%	5/15/21	3,745	5,196
1	Constellium NV	5.750%	5/15/24	7,505	7,505
1	Eagle Spinco Inc.	4.625%	2/15/21	23,555	23,378
	Hexion US Finance Corp.	6.625%	4/15/20	112,525	117,026
1	INEOS Finance plc	8.375%	2/15/19	56,035	61,639
1	INEOS Finance plc	7.500%	5/1/20	53,610	58,636
[1,4] INEOS Group Holdings SA		5.750%	2/15/19	28,675	40,884
1	INEOS Group Holdings SA	5.875%	2/15/19	41,500	42,278
	Novelis Inc.	8.375%	12/15/17	40,790	43,441
	Novelis Inc.	8.750%	12/15/20	48,570	54,034
	Peabody Energy Corp.	7.375%	11/1/16	69,675	78,297
	Peabody Energy Corp.	7.875%	11/1/26	41,940	43,827
	United States Steel Corp.	7.375%	4/1/20	1,875	2,098
	US Steel Corp.	6.650%	6/1/37	5,695	5,069

	Capital Goods (7.0%)
1	Ardagh Packaging Finance plc	7.375%	10/15/17	42,300	44,679
1	Ardagh Packaging Finance plc	9.125%	10/15/20	24,775	27,562
1	Ardagh Packaging Finance PLC / Ardagh MP
	Holdings USA Inc.	7.375%	10/15/17	3,290	3,471
1	Ashtead Capital Inc.	6.500%	7/15/22	28,180	30,646
	B/E Aerospace Inc.	6.875%	10/1/20	37,830	41,377
1	BlueLine Rental Finance Corp.	7.000%	2/1/19	7,640	8,175
1	Building Materials Corp. of America	6.875%	8/15/18	14,580	15,273
1	Building Materials Corp. of America	6.750%	5/1/21	50,565	54,863

Case New Holland Inc.	7.875%	12/1/17	91,500	107,512
Clean Harbors Inc.	5.250%	8/1/20	40,606	41,723
Clean Harbors Inc.	5.125%	6/1/21	26,845	27,315
CNH Capital LLC	3.875%	11/1/15	11,740	12,033
CNH Capital LLC	6.250%	11/1/16	43,785	47,945
CNH Capital LLC	3.625%	4/15/18	34,260	34,859
Crown Americas LLC / Crown Americas
Capital Corp. III	6.250%	2/1/21	38,900	42,012
HD Supply Inc.	8.125%	4/15/19	26,370	29,238
Huntington Ingalls Industries Inc.	6.875%	3/15/18	30,665	32,888
Huntington Ingalls Industries Inc.	7.125%	3/15/21	43,475	48,040
Masco Corp.	6.125%	10/3/16	17,785	19,697
Masco Corp.	5.850%	3/15/17	9,404	10,355
Masco Corp.	6.625%	4/15/18	3,895	4,360
Masco Corp.	7.125%	3/15/20	59,416	68,923
Masco Corp.	5.950%	3/15/22	24,000	26,160
Masco Corp.	7.750%	8/1/29	16,486	18,624
Masco Corp.	6.500%	8/15/32	5,880	6,052
Owens Corning	9.000%	6/15/19	39,840	49,999
Owens Corning	7.000%	12/1/36	5,380	6,084
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	7.125%	4/15/19	63,750	67,256
TransDigm Inc.	5.500%	10/15/20	35,905	36,444
United Rentals North America Inc.	5.750%	7/15/18	15,155	16,235
United Rentals North America Inc.	7.375%	5/15/20	63,402	70,376
United Rentals North America Inc.	8.250%	2/1/21	3,585	4,024
United Rentals North America Inc.	7.625%	4/15/22	30,495	34,345
United Rentals North America Inc.	6.125%	6/15/23	12,545	13,517
Vulcan Materials Co.	7.000%	6/15/18	56,250	65,109
Vulcan Materials Co.	7.500%	6/15/21	2,485	2,926
Vulcan Materials Co.	7.150%	11/30/37	7,270	7,434

Communication (22.9%)
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.000%	1/15/19	30,985	32,767
CCO Holdings LLC / CCO Holdings Capital
Corp.	8.125%	4/30/20	37,042	40,561
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.500%	4/30/21	18,025	19,197
1 Columbus International Inc.	7.375%	3/30/21	36,460	37,918
CSC Holdings LLC	7.875%	2/15/18	27,180	31,393
CSC Holdings LLC	7.625%	7/15/18	79,045	91,396
CSC Holdings LLC	8.625%	2/15/19	10,520	12,558
CSC Holdings LLC	6.750%	11/15/21	10,914	12,142
DISH DBS Corp.	4.625%	7/15/17	9,730	10,362
DISH DBS Corp.	7.875%	9/1/19	11,685	13,876
DISH DBS Corp.	6.750%	6/1/21	133,715	150,931
DISH DBS Corp.	5.875%	7/15/22	65,390	70,539
DISH DBS Corp.	5.000%	3/15/23	20,135	20,538
1 eAccess Ltd.	8.250%	4/1/18	45,540	49,525
Embarq Corp.	7.995%	6/1/36	23,035	24,594
1 Gannett Co. Inc.	5.125%	10/15/19	16,530	17,357
1 Gannett Co. Inc.	5.125%	7/15/20	64,680	66,782
1 Gannett Co. Inc.	6.375%	10/15/23	48,800	51,728
Hughes Satellite Systems Corp.	6.500%	6/15/19	88,991	98,335
IAC/InterActiveCorp	4.875%	11/30/18	19,725	20,662
IAC/InterActiveCorp	4.750%	12/15/22	22,085	21,754

1	Inmarsat Finance plc	7.375%	12/1/17	20,655	21,430
	Intelsat Jackson Holdings SA	7.250%	4/1/19	85,330	91,516
	Intelsat Jackson Holdings SA	8.500%	11/1/19	14,265	15,264
	Intelsat Jackson Holdings SA	7.250%	10/15/20	164,947	178,555
	Intelsat Jackson Holdings SA	7.500%	4/1/21	43,900	48,071
1	Intelsat Jackson Holdings SA	5.500%	8/1/23	58,000	56,767
	Lamar Media Corp.	5.875%	2/1/22	17,195	18,356
	Lamar Media Corp.	5.000%	5/1/23	36,840	36,978
[2,5] Level 3 Financing, Inc. Bank Loan		4.000%	1/15/20	40,855	40,773
	Liberty Interactive LLC	8.500%	7/15/29	34,473	38,265
	Liberty Interactive LLC	8.250%	2/1/30	98,250	107,584
	MetroPCS Wireless Inc.	7.875%	9/1/18	55,420	58,537
	MetroPCS Wireless Inc.	6.625%	11/15/20	75,800	80,822
	National CineMedia LLC	6.000%	4/15/22	32,455	34,240
1	NBCUniversal Enterprise Inc.	5.250%	3/29/49	62,790	65,302
	Nielsen Finance LLC / Nielsen Finance Co.	7.750%	10/15/18	48,300	51,500
1	Nielsen Finance LLC / Nielsen Finance Co.	5.000%	4/15/22	54,570	54,843
1	Numericable Group SA	4.875%	5/15/19	24,785	25,108
1	Numericable Group SA	6.000%	5/15/22	39,455	40,418
1	Numericable Group SA	6.250%	5/15/24	7,290	7,464
	Quebecor Media Inc.	5.750%	1/15/23	84,210	84,933
	Qwest Corp.	6.875%	9/15/33	34,167	34,423
	SBA Communications Corp.	5.625%	10/1/19	37,650	39,485
	SBA Telecommunications Inc.	8.250%	8/15/19	15,173	16,026
	SBA Telecommunications Inc.	5.750%	7/15/20	15,976	16,795
1	Sirius XM Radio Inc.	4.250%	5/15/20	8,595	8,251
1	Sirius XM Radio Inc.	4.625%	5/15/23	24,150	22,278
1	Softbank Corp.	4.500%	4/15/20	159,095	158,796
1	Sprint Corp.	7.250%	9/15/21	95,745	104,123
1	Sprint Corp.	7.875%	9/15/23	89,370	98,084
1	Sprint Corp.	7.125%	6/15/24	30,930	32,322
1	Sprint Nextel Corp.	9.000%	11/15/18	92,545	113,136
1	Sprint Nextel Corp.	7.000%	3/1/20	135,830	156,204
	Starz LLC / Starz Finance Corp.	5.000%	9/15/19	30,905	32,064
	T-Mobile USA Inc.	5.250%	9/1/18	13,725	14,446
	T-Mobile USA Inc.	6.464%	4/28/19	41,835	44,293
	T-Mobile USA Inc.	6.633%	4/28/21	71,475	77,193
	T-Mobile USA Inc.	6.125%	1/15/22	10,000	10,513
	T-Mobile USA Inc.	6.731%	4/28/22	51,165	55,194
	T-Mobile USA Inc.	6.836%	4/28/23	34,920	37,626
	T-Mobile USA Inc.	6.500%	1/15/24	14,750	15,506
[2,5] Tribune Company Bank Loan		4.000%	12/27/20	117,210	116,712
[1,4] Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	9/15/22	9,675	14,329
4	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	9/15/22	3,057	4,527
1	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	1/15/23	46,780	47,599
[1,4] Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.750%	1/15/23	6,820	10,209
4	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.750%	1/15/23	3,180	4,760
[1,4] Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.625%	4/15/23	17,268	25,820
[1,4] Unitymedia KabelBW GmbH		9.500%	3/15/21	12,400	19,826
4	Unitymedia KabelBW GmbH	9.500%	3/15/21	7,600	12,152
1	UPCB Finance III Ltd.	6.625%	7/1/20	83,121	88,525

1	UPCB Finance V Ltd.	7.250%	11/15/21	40,995	45,197
1	UPCB Finance VI Ltd.	6.875%	1/15/22	42,036	45,819
	Videotron Ltd.	9.125%	4/15/18	2,599	2,683
	Videotron Ltd.	5.000%	7/15/22	82,242	82,756
	Virgin Media Finance plc	8.375%	10/15/19	14,560	15,579
1	Virgin Media Secured Finance plc	5.375%	4/15/21	49,210	50,440
	Windstream Holdings Inc.	7.875%	11/1/17	42,820	49,297
	Windstream Holdings Inc.	8.125%	9/1/18	22,355	23,668
	Zayo Group LLC / Zayo Capital Inc.	8.125%	1/1/20	20,870	22,905
	Zayo Group LLC / Zayo Capital Inc.	10.125%	7/1/20	45,970	53,210

	Consumer Cyclical (11.0%)
1	Activision Blizzard Inc.	5.625%	9/15/21	25,545	27,205
1	ADT Corp.	6.250%	10/15/21	59,125	60,751
	AutoNation Inc.	5.500%	2/1/20	15,796	17,178
1	Carlson Wagonlit BV	6.875%	6/15/19	76,610	81,781
	Chrysler Group LLC / CG Co-Issuer Inc.	8.000%	6/15/19	32,260	35,325
1	Chrysler Group LLC / CG Co-Issuer Inc.	8.000%	6/15/19	57,795	63,286
1	Chrysler Group LLC / CG Co-Issuer Inc.	8.250%	6/15/21	64,265	72,218
	Cinemark USA Inc.	5.125%	12/15/22	6,030	6,053
1	Continental Rubber of America Corp.	4.500%	9/15/19	58,885	62,124
	Corrections Corp. of America	4.125%	4/1/20	23,805	23,686
	Corrections Corp. of America	4.625%	5/1/23	33,490	32,736
	Dana Holding Corp.	5.375%	9/15/21	16,781	17,326
	Dana Holding Corp.	6.000%	9/15/23	2,375	2,503
1	General Motors Co.	4.875%	10/2/23	16,585	17,103
1	General Motors Co.	6.250%	10/2/43	31,285	34,218
	General Motors Financial Co. Inc.	4.750%	8/15/17	97,350	103,799
	General Motors Financial Co. Inc.	3.250%	5/15/18	13,040	13,138
	General Motors Financial Co. Inc.	6.750%	6/1/18	43,795	49,872
	General Motors Financial Co. Inc.	4.250%	5/15/23	16,980	16,662
	Hanesbrands Inc.	6.375%	12/15/20	33,810	36,853
[2,5] Hilton Worldwide Finance LLC Bank Loan		3.500%	10/26/20	1,850	1,842
[2,5] Hilton Worldwide Finance LLC Bank Loan		3.500%	10/26/20	5,549	5,526
[2,5] Hilton Worldwide Finance LLC Bank Loan		3.500%	10/26/20	70,290	69,997
[2,5] Hilton Worldwide Finance LLC Bank Loan		3.500%	10/26/20	29,596	29,472
	Host Hotels & Resorts LP	5.875%	6/15/19	16,470	17,808
[2,5] Ion Media Networks Bank Loan		5.000%	12/18/20	37,052	37,191
	KB Home	4.750%	5/15/19	25,825	25,760
	KB Home	7.500%	9/15/22	1,935	2,124
	L Brands Inc.	8.500%	6/15/19	4,860	5,856
	L Brands Inc.	7.000%	5/1/20	22,210	25,319
	L Brands Inc.	6.625%	4/1/21	42,435	47,474
	L Brands Inc.	5.625%	2/15/22	19,235	20,245
[2,5] La Quinta Intermediate Holdings LLC		0.000%	0/0/0	4,840	4,814
[2,5] La Quinta Intermediate Holdings LLC Bank
	Loan	0.000%	0/0/0	4,840	4,814
[2,5] La Quinta Intermediate Holdings LLC Bank
	Loan	4.000%	4/14/21	57,365	57,054
	Neiman Marcus Group Inc.	7.125%	6/1/28	63,150	63,703
1	QVC Inc.	7.500%	10/1/19	66,400	70,716
1	Realogy Group LLC	7.625%	1/15/20	53,680	59,853
	Regal Entertainment Group	5.750%	6/15/23	19,200	19,627
	Regal Entertainment Group	5.750%	2/1/25	5,250	5,217
	Rite Aid Corp.	8.000%	8/15/20	29,250	32,321
	Sally Holdings LLC / Sally Capital Inc.	6.875%	11/15/19	44,399	48,561
	Sally Holdings LLC / Sally Capital Inc.	5.750%	6/1/22	23,135	24,581

	Service Corp. International	6.750%	4/1/16	22,998	24,953
	Service Corp. International	7.000%	6/15/17	38,900	43,665
	Service Corp. International	7.625%	10/1/18	35,040	40,384
	Service Corp. International	5.375%	1/15/22	27,630	28,217
	Tenneco Inc.	7.750%	8/15/18	8,215	8,667
	Tenneco Inc.	6.875%	12/15/20	29,075	31,837
1	TRW Automotive Inc.	7.250%	3/15/17	48,556	55,475
1	TRW Automotive Inc.	4.500%	3/1/21	14,475	15,054
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.875%	5/1/20	14,590	15,830
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.750%	8/15/20	73,000	80,483
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	59,010	60,928

	Consumer Noncyclical (10.3%)
	ARAMARK Corp.	5.750%	3/15/20	40,045	41,847
	Biomet Inc.	6.500%	8/1/20	60,850	66,707
	Biomet Inc.	6.500%	10/1/20	75,990	82,829
1	Capsugel SA	7.000%	5/15/19	7,590	7,865
	CHS/Community Health Systems Inc.	5.125%	8/15/18	54,960	57,777
	CHS/Community Health Systems Inc.	7.125%	7/15/20	31,285	33,475
1	CHS/Community Health Systems Inc.	5.125%	8/1/21	15,235	15,387
1	CHS/Community Health Systems Inc.	6.875%	2/1/22	77,225	79,928
	Constellation Brands Inc.	7.250%	5/15/17	26,605	30,629
	DaVita HealthCare Partners Inc.	6.625%	11/1/20	36,385	38,796
1	Fresenius Medical Care US Finance II Inc.	5.625%	7/31/19	38,265	41,422
1	Fresenius Medical Care US Finance II Inc.	5.875%	1/31/22	15,090	16,071
1	Fresenius Medical Care US Finance Inc.	6.500%	9/15/18	5,830	6,559
1	Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	47,730	50,952
1	Fresenius US Finance II Inc.	9.000%	7/15/15	27,270	29,656
1	Grifols Worldwide Operations Ltd.	5.250%	4/1/22	15,670	16,023
	HCA Holdings Inc.	6.250%	2/15/21	25,540	27,136
	HCA Inc.	6.500%	2/15/16	19,860	21,548
	HCA Inc.	3.750%	3/15/19	17,860	17,994
	HCA Inc.	6.500%	2/15/20	127,050	141,978
	HCA Inc.	5.875%	3/15/22	60,405	64,784
	HCA Inc.	4.750%	5/1/23	72,500	71,231
	HCA Inc.	7.690%	6/15/25	4,510	4,814
1	Hypermarcas SA	6.500%	4/20/21	71,815	77,653
1	IMS Health Inc.	12.500%	3/1/18	26,505	29,155
1	IMS Health Inc.	6.000%	11/1/20	19,465	20,536
[2,5] Land's End Inc. Bank Loan		0.000%	0/0/0	4,845	4,833
[2,5] Land's End Inc. Bank Loan		0.000%	0/0/0	4,845	4,833
[2,5] Land's End Inc. Bank Loan		0.000%	0/0/0	2,900	2,893
[2,5] Land's End Inc. Bank Loan		0.000%	0/0/0	3,875	3,865
[2,5] Lands' End Inc. Bank Loan		4.250%	3/12/21	50,465	50,339
	LifePoint Hospitals Inc.	6.625%	10/1/20	17,460	18,857
1	MPH Acquisition Holdings LLC	6.625%	4/1/22	12,100	12,493
[2,5] MPH Acquisition Holdings LLC Bank Loan		4.000%	3/31/21	39,924	39,714
	Party City Holdings Inc.	8.875%	8/1/20	88,580	98,988
1	Salix Pharmaceuticals Ltd.	6.000%	1/15/21	67,325	72,206
	Tenet Healthcare Corp.	9.250%	2/1/15	8,760	9,242
	Tenet Healthcare Corp.	6.250%	11/1/18	40,210	44,130
1	Tenet Healthcare Corp.	5.000%	3/1/19	23,920	24,040
	Tenet Healthcare Corp.	4.750%	6/1/20	16,875	16,959
	Tenet Healthcare Corp.	4.500%	4/1/21	42,147	40,830

	Tenet Healthcare Corp.	4.375%	10/1/21	106,480	102,088
	Tenet Healthcare Corp.	8.125%	4/1/22	14,955	16,600
[2,5] US Foods Inc. Bank Loan		4.500%	3/31/17	46,321	46,553
	WellCare Health Plans Inc.	5.750%	11/15/20	39,515	42,281

	Energy (4.8%)
1	Antero Resources Finance Corp.	5.375%	11/1/21	22,785	23,241
1	Antero Resources Finance Corp.	5.125%	12/1/22	29,635	29,820
1	Athlon Holdings LP / Athlon Finance Corp.	6.000%	5/1/22	19,340	19,582
	Concho Resources Inc.	7.000%	1/15/21	15,256	16,915
	Concho Resources Inc.	6.500%	1/15/22	19,940	21,685
	Concho Resources Inc.	5.500%	10/1/22	88,070	92,363
	Denbury Resources Inc.	6.375%	8/15/21	12,445	13,285
	Denbury Resources Inc.	5.500%	5/1/22	62,460	63,007
	Denbury Resources Inc.	4.625%	7/15/23	29,500	28,062
	EP Energy LLC / EP Energy Finance Inc.	9.375%	5/1/20	66,027	76,261
	EP Energy LLC / Everest Acquisition Finance
	Inc.	6.875%	5/1/19	15,710	16,849
	Harvest Operations Corp.	6.875%	10/1/17	75,600	81,932
1	MEG Energy Corp.	6.375%	1/30/23	30,650	31,799
1	MEG Energy Corp.	7.000%	3/31/24	48,500	51,410
	Newfield Exploration Co.	6.875%	2/1/20	16,575	17,652
	Newfield Exploration Co.	5.750%	1/30/22	10,890	11,652
	Newfield Exploration Co.	5.625%	7/1/24	13,045	13,551
	Range Resources Corp.	6.750%	8/1/20	13,580	14,666
	Range Resources Corp.	5.750%	6/1/21	44,365	47,581
	Range Resources Corp.	5.000%	8/15/22	19,225	19,754
	Rosetta Resources Inc.	5.875%	6/1/22	40,465	41,173
1	Seadrill Ltd.	6.125%	9/15/17	71,195	73,598
	Tesoro Corp.	5.125%	4/1/24	15,995	15,955

	Other Industrial (0.6%)
	CBRE Services Inc.	5.000%	3/15/23	83,320	83,945
1	Laredo Petroleum Inc.	5.625%	1/15/22	23,645	24,059

	Technology (9.0%)
1	Audatex North America Inc.	6.000%	6/15/21	14,680	15,744
1	Audatex North America Inc.	6.125%	11/1/23	13,835	14,769
[2,5] Avago Technologies Limited Bank Loan		0.000%	0/0/0	114,875	115,127
	Brocade Communications Systems Inc.	6.875%	1/15/20	13,038	13,951
	Brocade Communications Systems Inc.	4.625%	1/15/23	23,360	22,484
	CDW LLC / CDW Finance Corp.	8.000%	12/15/18	28,178	30,256
	CDW LLC / CDW Finance Corp.	8.500%	4/1/19	8,210	8,990
	Equinix Inc.	4.875%	4/1/20	8,750	8,947
	Equinix Inc.	7.000%	7/15/21	60,830	67,901
	Equinix Inc.	5.375%	4/1/23	37,690	38,444
1	First Data Corp.	7.375%	6/15/19	53,405	57,544
1	First Data Corp.	8.875%	8/15/20	22,379	24,841
1	First Data Corp.	6.750%	11/1/20	54,020	58,206
1	First Data Corp.	8.250%	1/15/21	77,840	84,067
	First Data Corp.	11.250%	1/15/21	13,190	15,037
	First Data Corp.	12.625%	1/15/21	36,810	44,172
	First Data Corp.	11.750%	8/15/21	24,225	25,800
[2,5] First Data Corp. Bank Loan		4.152%	9/24/14	48,433	48,342
	Flextronics International Ltd.	4.625%	2/15/20	22,975	23,090
	Flextronics International Ltd.	5.000%	2/15/23	42,120	42,331
1	Freescale Semiconductor Inc.	5.000%	5/15/21	33,890	33,890

1	Freescale Semiconductor Inc.	6.000%	1/15/22	22,130	23,126
[2,5] Freescale Semiconductor Inc. Bank Loan		4.250%	3/1/20	78,583	78,386
[2,5] Freescale Semiconductor Inc. Bank Loan		4.250%	3/1/20	22,150	22,094
[2,5] Infor (US) Inc. Bank Loan		3.750%	4/5/18	19,412	19,263
	Infor US Inc.	11.500%	7/15/18	45,331	52,357
	Infor US Inc.	9.375%	4/1/19	34,141	38,323
	Iron Mountain Inc.	7.750%	10/1/19	34,055	37,546
	Iron Mountain Inc.	8.375%	8/15/21	45,555	48,516
	Iron Mountain Inc.	5.750%	8/15/24	23,955	23,775
	NCR Corp.	4.625%	2/15/21	54,399	54,671
	NCR Corp.	5.000%	7/15/22	16,915	17,253
1	NXP BV / NXP Funding LLC	3.750%	6/1/18	37,440	37,721
1	NXP BV / NXP Funding LLC	5.750%	3/15/23	8,635	9,153
1	Sensata Technologies BV	6.500%	5/15/19	67,739	72,481
	SunGard Data Systems Inc.	7.375%	11/15/18	26,097	27,630
	SunGard Data Systems Inc.	6.625%	11/1/19	59,220	61,737
	SunGard Data Systems Inc.	7.625%	11/15/20	98,546	107,169

	Transportation (1.1%)
3	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	19,086	20,661
	Hertz Corp.	4.250%	4/1/18	8,040	8,321
	Hertz Corp.	6.750%	4/15/19	82,360	88,434
	Hertz Corp.	5.875%	10/15/20	6,205	6,608
	Hertz Corp.	7.375%	1/15/21	60,490	66,615
					12,126,769
Utilities (6.0%)
	Electric (2.5%)
	AES Corp.	7.750%	10/15/15	25,158	27,359
	AES Corp.	8.000%	10/15/17	5,568	6,605
	AES Corp.	8.000%	6/1/20	19,980	23,801
	AES Corp.	5.500%	3/15/24	72,230	71,508
1	Calpine Corp.	7.500%	2/15/21	50,964	55,678
1	Calpine Corp.	6.000%	1/15/22	16,165	17,135
1	Calpine Corp.	7.875%	1/15/23	11,988	13,427
1	Calpine Corp.	5.875%	1/15/24	9,230	9,449
	DPL Inc.	6.500%	10/15/16	14,550	15,787
	DPL Inc.	7.250%	10/15/21	104,495	112,332
	Dynegy Inc.	5.875%	6/1/23	4,230	4,082
1	EDP Finance BV	5.250%	1/14/21	47,835	49,779
1	IPALCO Enterprises Inc.	7.250%	4/1/16	11,985	13,168
	IPALCO Enterprises Inc.	5.000%	5/1/18	14,510	15,489

	Natural Gas (3.5%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	6.750%	5/20/20	25,965	28,269
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	7.000%	5/20/22	48,660	53,526
	El Paso LLC	7.000%	6/15/17	21,395	24,119
	El Paso LLC	7.250%	6/1/18	66,150	75,341
	El Paso LLC	6.500%	9/15/20	41,765	46,076
	El Paso LLC	7.750%	1/15/32	26,290	28,366
	Energy Transfer Equity LP	7.500%	10/15/20	76,385	88,034
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	74,191	77,901
1	Kinder Morgan Finance Co. LLC	6.000%	1/15/18	45,785	49,963
1	Kinder Morgan Inc.	5.000%	2/15/21	32,795	32,713
1	Kinder Morgan Inc.	5.625%	11/15/23	48,500	48,258

MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	6.500%	8/15/21	8,533	9,216
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	6.250%	6/15/22	26,425	28,473

				1,025,854
Total Corporate Bonds (Cost $14,738,338)				15,673,839

			Shares
Preferred Stocks (2.2%)
Citigroup Capital XIII Pfd.	7.875%		5,301,250	144,406
GMAC Capital Trust I Pfd.	8.125%		4,743,200	130,438
Hartford Financial Services Group Inc. Pfd.	7.875%		3,307,200	97,166
Total Preferred Stocks (Cost $343,115)				372,010

Other (0.0%)
* MediaNews Group Inc. Warrants Exp. 03/19/2017 (Cost $27,348)			73,622	1,524
			Face
			Amount
			($000)
Temporary Cash Investments (4.3%)
Repurchase Agreements (4.3%)
Bank of America Securities, LLC
(Dated 4/30/14, Repurchase Value
$148,600,000, collateralized by Federal
Home Loan Mortgage Corp. 2.020%-
3.124%, 11/1/35-2/1/42, and Federal
National Mortgage Assn. 2.255%-4.000%,
3/1/22-3/1/44, with a value of
$151,572,000)	0.050%	5/1/14	148,600	148,600
Deutsche Bank Securities, Inc.
(Dated 4/30/14, Repurchase Value
$357,400,000, collateralized by Federal
Home Loan Bank 0.000%, 5/1/14, Federal
National Mortgage Assn. 1.060%-2.000%,
8/18/15-10/12/17, and Government National
Mortgage Assn. 4.500%-5.000%, 3/20/43-
2/20/44, with a value of $364,548,000)	0.050%	5/1/14	357,400	357,400
RBC Capital Markets LLC
(Dated 4/30/14, Repurchase Value
$118,300,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%,1/1/34,
and Federal National Mortgage Assn.
2.500%-2.747%, 1/1/28-11/1/43, with a
value of $120,666,000)	0.050%	5/1/14	118,300	118,300
TD Securities (USA) LLC
(Dated 4/30/14, Repurchase Value
$112,000,000, collateralized by Federal
National Mortgage Assn. 3.500%, 9/1/26,
and U.S. Treasury Note/Bond 0.250%,
5/15/16, with a value of $114,240,000)	0.050%	5/1/14	112,000	112,000
				736,300
Total Temporary Cash Investments (Cost $736,300)				736,300

Total Investments (100.3%) (Cost $16,056,492)	16,997,298
Other Assets and Liabilities-Net (-0.3%)	(59,179)
Net Assets (100%)	16,938,119

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $4,623,823,000, representing 27.3% of net assets.
2 Adjustable-rate security.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Face amount denominated in Euro.
5 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At April 30,
2014, the aggregate value of these securities was $869,495,000, representing 5.1% of net assets.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

1. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

2. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a

High-Yield Corporate Fund

counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

High-Yield Corporate Fund

The following table summarizes the market value of the fund's investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	171,934	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	41,691	—
Corporate Bonds	—	15,673,839	—
Preferred Stocks	—	372,010	—
Other	—	—	1,524
Temporary Cash Investments	—	736,300	—
Forward Currency Contract-Assets	—	(69)	—
Total	—	16,995,705	1,524

C. At April 30, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized Appreciation
	Contract					(Depreciation)
Counterparty	Settlement Date		Receive		Deliver	($000)
BOANA	6/18/14	USD	202,302	EUR	145,867	(69)

BOANA—Bank of America, N.A.

D. At April 30, 2014, the cost of investment securities for tax purposes was $16,056,492,000. Net unrealized appreciation of investment securities for tax purposes was $940,806,000, consisting of unrealized gains of $991,343,000 on securities that had risen in value since their purchase and $50,537,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.2%)
U.S. Government Securities (5.2%)
	United States Treasury Note/Bond	0.250%	5/31/15	116,500	116,664
1	United States Treasury Note/Bond	2.625%	4/30/16	4,700	4,907
2	United States Treasury Note/Bond	0.750%	1/15/17	135,500	135,500
	United States Treasury Note/Bond	0.875%	4/15/17	510,250	510,566
3	United States Treasury Note/Bond	2.875%	3/31/18	15,000	15,909
2	United States Treasury Note/Bond	2.750%	2/15/19	6,395	6,733
	United States Treasury Note/Bond	1.250%	4/30/19	3,000	2,938
	United States Treasury Note/Bond	1.625%	4/30/19	49,250	49,112
2	United States Treasury Note/Bond	3.625%	8/15/19	1,530	1,675
	United States Treasury Note/Bond	2.750%	2/15/24	40,750	41,087
					885,091
Nonconventional Mortgage-Backed Securities (0.0%)
4,5,6Freddie Mac Non Gold Pool		2.375%	8/1/32	492	511
4,5,6Freddie Mac Non Gold Pool		2.518%	9/1/32	186	192
					703
Total U.S. Government and Agency Obligations (Cost $884,113)					885,794
Asset-Backed/Commercial Mortgage-Backed Securities (11.5%)
[5,7] Ally Auto Receivables Trust 2010-3		2.690%	2/15/17	3,250	3,259
5	Ally Auto Receivables Trust 2013-SN1	0.900%	5/22/17	4,000	4,006
[5,7] Ally Master Owner Trust Series 2010-2		4.590%	4/15/17	3,280	3,374
[4,5] Ally Master Owner Trust Series 2010-4		1.222%	8/15/17	39,470	39,763
4,5,7Ally Master Owner Trust Series 2010-4		1.702%	8/15/17	8,100	8,187
4,5,7Ally Master Owner Trust Series 2010-4		2.102%	8/15/17	6,160	6,250
5	Ally Master Owner Trust Series 2012-3	1.210%	6/15/17	10,900	10,962
5	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,620	2,615
[4,5] Ally Master Owner Trust Series 2014-1		0.622%	1/15/19	3,050	3,057
5	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	3,500	3,569
5	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	2,400	2,398
4,5,7American Express Credit Account Secured
	Note Trust 2004-2	0.822%	12/15/16	1,000	1,000
[4,5] American Express Credit Account Secured
	Note Trust 2012-4	0.702%	5/15/20	7,000	6,967
[4,5] American Express Issuance Trust II 2013-1		0.432%	2/15/19	13,000	12,968
[5,7] Americold 2010 LLC Trust Series 2010-ART		4.954%	1/14/29	6,000	6,500
[5,7] Americold 2010 LLC Trust Series 2010-ART		6.811%	1/14/29	3,540	4,106
5	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	720	722
5	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	3,100	3,109
5	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	1,500	1,511
5	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	2,500	2,552
5	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	1,660	1,704
5	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	2,230	2,296

5	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	1,470	1,465
5	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/8/19	1,655	1,682
5	Americredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	1,000	999
4,5,7Arkle Master Issuer plc Series 2010-1		1.486%	5/17/60	14,170	14,270
4,5,7Arran Residential Mortgages Funding 2010-1
	plc	1.636%	5/16/47	5,791	5,853
4,5,7Arran Residential Mortgages Funding 2011-1
	plc	1.686%	11/19/47	4,426	4,475
[5,7] Aventura Mall Trust 2013-AVM		3.867%	12/5/32	1,100	1,152
[5,7] BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,975	4,837
5	Banc of America Commercial Mortgage Trust
	2006-4	5.634%	7/10/46	24,487	26,436
5	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	4,006	4,366
5	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	4,384	4,786
5	Banc of America Commercial Mortgage Trust
	2007-2	5.731%	4/10/49	3,441	3,805
5	Banc of America Commercial Mortgage Trust
	2007-2	5.782%	4/10/49	11,887	13,138
5	Banc of America Commercial Mortgage Trust
	2008-1	6.374%	2/10/51	8,647	9,591
5	Banc of America Commercial Mortgage Trust
	2008-1	6.418%	2/10/51	24,812	28,162
4,5,7Bank of America Student Loan Trust 2010-1A		1.029%	2/25/43	13,507	13,499
[4,5] Bank One Issuance Trust Series 2004-C2		0.952%	2/15/17	1,200	1,201
[5,7] Beacon Container Finance LLC 2012-1A		3.720%	9/20/27	3,165	3,193
5	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR7	4.945%	2/11/41	130	130
5	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR9	4.943%	9/11/42	1,320	1,381
5	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	2,378	2,591
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.896%	6/11/40	22,140	24,729
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	11,551	12,756
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	3,856	4,337
[4,5] Brazos Higher Education Authority Inc. Series
	2005-3	0.433%	6/25/26	5,720	5,572
[4,5] Brazos Higher Education Authority Inc. Series
	2010-1	1.135%	5/25/29	2,761	2,806
[4,5] Brazos Higher Education Authority Inc. Series
	2011-1	1.035%	2/25/30	16,777	16,994
[5,7] CAL Funding II Ltd. Series 2012-1A		3.470%	10/25/27	2,125	2,125
[5,7] CAL Funding II Ltd. Series 2013-1A		3.350%	3/27/28	3,165	3,174
5	Capital Auto Receivables Asset Trust 2013-1	0.970%	1/22/18	6,550	6,522
5	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	1,550	1,534
5	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	1,700	1,661
5	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	6,485	6,591
5	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	5,020	4,997
5	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	3,400	3,391
5	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	3,045	3,049

5	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	1,775	1,766
5	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	2,500	2,513
5	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	650	653
5	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	1,000	1,010
5	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	800	810
[4,5] Capital One Multi-asset Execution Trust 2007-
	A1	0.202%	11/15/19	1,130	1,122
[4,5] Capital One Multi-asset Execution Trust 2007-
	A2	0.232%	12/16/19	11,675	11,592
[4,5] Capital One Multi-asset Execution Trust 2007-
	A5	0.192%	7/15/20	18,644	18,472
[4,5] Capital One Multi-Asset Execution Trust 2014-
	A3	0.530%	1/18/22	5,135	5,137
4,5,7Cards II Trust 2012-4A		0.602%	9/15/17	5,910	5,918
5	Carmax Auto Owner Trust 2013-3	1.910%	3/15/19	2,920	2,955
5	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	1,785	1,809
5	Carmax Auto Owner Trust 2014-1	1.690%	8/15/19	520	518
5	Carmax Auto Owner Trust 2014-1	1.930%	11/15/19	970	966
5	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	9,100	9,055
[5,7] CFCRE Commercial Mortgage Trust 2011-C1		5.730%	4/15/44	2,900	3,247
[5,7] CFCRE Commercial Mortgage Trust 2011-C2		5.744%	12/15/47	5,260	5,883
[4,5] Chase Issuance Trust 2007-C1		0.612%	4/15/19	6,100	6,048
[4,5] Chase Issuance Trust 2012-A10		0.412%	12/16/19	6,000	5,982
[5,7] Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	915	921
[5,7] Chrysler Capital Auto Receivables Trust 2013-
	AA	2.280%	7/15/19	1,100	1,106
[5,7] Chrysler Capital Auto Receivables Trust 2013-
	AA	2.930%	8/17/20	1,190	1,207
[5,7] Chrysler Capital Auto Receivables Trust 2014-
	AA	2.280%	11/15/19	2,150	2,153
[5,7] Cit Equipment Collateral 2013-VT1		1.130%	7/20/20	3,145	3,139
[4,5] Citibank Credit Card Issuance Trust 2005-C2		0.622%	3/24/17	1,520	1,517
[4,5] Citibank Credit Card Issuance Trust 2008-A7		1.527%	5/20/20	11,800	12,270
[4,5] Citibank Credit Card Issuance Trust 2013-A2		0.432%	5/26/20	10,000	9,974
4,5,7Citibank Omni Master Trust 2009-A14A		2.902%	8/15/18	1,825	1,837
[5,7] Citibank Omni Master Trust 2009-A17		4.900%	11/15/18	43,447	44,468
5	Citigroup Commercial Mortgage Trust 2006-
	C5	5.431%	10/15/49	6,650	7,221
5	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	5,770	5,653
[5,7] Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,017	2,030
5	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	5,650	5,512
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	3,300	3,439
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	700	739
[5,7] CKE Restaurant Holdings Inc. 2013-1A		4.474%	3/20/43	2,674	2,713
[5,7] CLI Funding V LLC 2013-1A		2.830%	3/18/28	5,263	5,159
4,5,7Colony American Homes 2014-1		1.400%	5/17/31	2,700	2,704
4,5,7Colony American Homes 2014-1		1.600%	5/17/31	1,200	1,196
5	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	5,051	5,525
5	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	16,000	17,544
5	COMM 2007-C9 Mortgage Trust	5.986%	12/10/49	3,620	4,068
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,700	2,680

5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	3,900	3,954
5	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	2,855	2,763
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,215	6,026
5	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,700	2,590
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,400	1,451
5	COMM 2013-CCRE13 Mortgage Trust	4.194%	10/10/46	6,375	6,703
5	COMM 2013-CCRE13 Mortgage Trust	4.928%	10/10/46	855	921
5	COMM 2013-CCRE13 Mortgage Trust	4.928%	10/10/46	1,560	1,601
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	5,000	5,076
5	COMM 2013-CCRE9 Mortgage Trust	2.972%	8/10/46	1,700	1,757
5	COMM 2013-CCRE9 Mortgage Trust	3.795%	8/10/46	800	839
5	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	3,180	3,290
[5,7] COMM 2013-LC13 Mortgage Trust		3.774%	8/10/46	1,050	1,098
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,800	3,676
[5,7] COMM 2013-SFS Mortgage Trust		3.086%	4/12/35	6,500	6,241
5	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	2,890	3,002
5	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	1,520	1,586
5	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	2,540	2,679
5	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	1,650	1,704
5	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	1,300	1,365
5	COMM 2014-CCRE15 Mortgage Trust	4.871%	2/10/47	1,600	1,726
5	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	2,900	2,987
5	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	1,290	1,329
5	COMM 2014-CR17 Mortgage Trust	4.896%	5/10/47	1,340	1,380
5	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	8,150	8,585
5	Commercial Mortgage Trust 2006-GG7	6.015%	7/10/38	24,428	26,467
7	Commonwealth Bank of Australia	2.250%	3/16/17	10,450	10,769
7	Commonwealth Bank of Australia	1.875%	12/11/18	3,350	3,340
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.982%	6/15/38	744	801
5	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.361%	2/15/40	2,074	2,268
5	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.175%	2/15/41	5,250	5,754
[5,7] Cronos Containers Program Ltd. 2012-2A		3.810%	9/18/27	3,240	3,247
[4,5] Discover Card Execution Note Trust 2012-A4		0.522%	11/15/19	4,555	4,572
5	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	40,000	38,864
[4,5] Discover Card Execution Note Trust 2013-A1		0.452%	8/17/20	18,000	17,931
7	DNB Boligkreditt AS	1.450%	3/21/18	3,300	3,275
[5,7] Enterprise Fleet Financing LLC Series 2011-3		2.100%	5/20/17	5,242	5,289
[5,7] Enterprise Fleet Financing LLC Series 2012-2		0.720%	4/20/18	4,107	4,108
[5,7] Enterprise Fleet Financing LLC Series 2012-2		0.930%	4/20/18	2,200	2,200
[5,7] Ford Credit Auto Lease Trust 2012-B		1.100%	12/15/15	2,200	2,207
5	Ford Credit Auto Lease Trust 2013-A	1.010%	5/15/16	4,000	4,009
5	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	3,050	3,053
5	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	4,730	4,754
5	Ford Credit Auto Owner Trust 2010-A	2.930%	11/15/15	1,000	1,006
5	Ford Credit Auto Owner Trust 2010-A	3.220%	3/15/16	1,210	1,224
5	Ford Credit Auto Owner Trust 2013-A	1.150%	7/15/18	1,850	1,847
5	Ford Credit Auto Owner Trust 2013-A	1.360%	10/15/18	900	895
5	Ford Credit Auto Owner Trust 2013-B	1.110%	10/15/18	1,700	1,708
5	Ford Credit Auto Owner Trust 2013-B	1.320%	1/15/19	800	792
5	Ford Credit Auto Owner Trust 2013-B	1.820%	11/15/19	600	594
5	Ford Credit Auto Owner Trust 2013-C	1.680%	11/15/18	2,000	2,019
5	Ford Credit Auto Owner Trust 2013-C	1.910%	3/15/19	1,650	1,666
5	Ford Credit Auto Owner Trust 2013-C	2.500%	1/15/20	1,850	1,895
5	Ford Credit Auto Owner Trust 2013-D	1.540%	3/15/19	2,800	2,793
5	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	2,890	2,865

[5,7] Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.990%	2/15/17	8,785	9,035
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	2,000	2,040
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-4	0.940%	9/15/16	2,600	2,601
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-4	1.390%	9/15/16	6,100	6,109
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	24,000	23,813
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	1,600	1,597
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	1,900	1,892
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	5,700	5,732
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	2,100	2,102
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-3	1.740%	6/15/17	820	823
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	670	664
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	720	712
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	290	290
5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	2,000	1,996
5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	900	901
[4,5] Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.652%	2/15/21	6,100	6,108
[5,7] FRS I LLC 2013-1A		1.800%	4/15/43	1,360	1,353
[5,7] FRS I LLC 2013-1A		3.080%	4/15/43	6,239	6,260
[4,5] GE Capital Credit Card Master Note Trust
	Series 2011-2	1.152%	5/15/19	10,800	10,812
5	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	30,000	29,942
5	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	2,300	2,272
[4,5] GE Dealer Floorplan Master Note Trust Series
	2012-2	0.902%	4/22/19	13,000	13,136
[4,5] GE Dealer Floorplan Master Note Trust Series
	2012-4	0.592%	10/20/17	10,000	10,013
[5,7] GM Financial Leasing Trust 2014-1A		1.760%	5/21/18	1,700	1,703
[5,7] Golden Credit Card Trust 2012-2A		1.770%	1/15/19	18,000	18,246
4,5,7Golden Credit Card Trust 2012-3A		0.602%	7/17/17	12,100	12,125
4,5,7Golden Credit Card Trust 2013-1A		0.402%	2/15/18	9,000	9,003
[5,7] Great America Leasing Receivables 2011-1		2.340%	4/15/16	680	680
[5,7] Great America Leasing Receivables 2013-1		1.160%	5/15/18	2,500	2,497
5	GS Mortgage Securities Trust 2006-GG6	5.506%	4/10/38	106	106
5	GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	13,213	14,070
[5,7] GS Mortgage Securities Trust 2010-C2		5.398%	12/10/43	1,370	1,491
[5,7] GS Mortgage Securities Trust 2011-GC3		5.728%	3/10/44	2,650	2,938
[5,7] GS Mortgage Securities Trust 2012-ALOHA		3.551%	4/10/34	4,100	4,147
[5,7] GS Mortgage Securities Trust 2012-BWTR		2.954%	11/5/34	6,450	6,234
[5,7] GS Mortgage Securities Trust 2012-GC6		4.948%	1/10/45	1,025	1,132
5	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	3,700	3,601

5	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	1,550	1,529
5	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	2,000	2,073
5	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	800	840
5	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	3,500	3,495
[5,7] Hertz Vehicle Financing LLC 2010-1A		3.740%	2/25/17	7,930	8,303
[5,7] Hertz Vehicle Financing LLC 2011-1A		3.290%	3/25/18	7,500	7,875
[5,7] Hertz Vehicle Financing LLC 2013-1A		1.830%	8/25/19	17,800	17,683
[5,7] Hilton USA Trust 2013-HLT		2.662%	11/5/30	3,120	3,144
[5,7] Hilton USA Trust 2013-HLT		3.367%	11/5/30	3,240	3,312
[5,7] Hilton USA Trust 2013-HLT		3.714%	11/5/30	1,455	1,478
[5,7] Hyundai Auto Lease Securitization Trust
	2014-A	1.300%	7/16/18	1,900	1,899
5	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	1,700	1,728
5	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	1,000	1,000
5	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	1,200	1,197
5	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	2,350	2,393
5	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	1,900	1,943
5	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	1,700	1,695
5	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	1,150	1,147
4,5,7Hyundai Floorplan Master Owner Trust Series
	2013-1	0.502%	5/15/18	4,000	4,008
4,5,7Hyundai Floorplan Master Owner Trust Series
	2013-1	0.802%	5/15/18	1,400	1,397
[5,7] Icon Brands Holdings LLC 2012-1		4.229%	1/25/43	4,563	4,569
4	Illinois Student Assistance Commission Series
	2010-1	1.279%	4/25/22	9,990	10,099
4,5,7Invitation Homes 2013-SFR1 Trust		1.400%	12/17/30	4,912	4,916
[5,7] Irvine Core Office Trust 2013-IRV		3.279%	5/15/48	6,000	5,879
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	4,318	4,646
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.475%	4/15/43	19,249	20,624
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	6.025%	4/15/45	3,645	3,979
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	25,084	27,652
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	4,472	5,021
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	3,282	3,611
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	2,697	3,029
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	10,030	10,899
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	1,250	1,320
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	1,175	1,251
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.692%	11/15/43	2,313	2,573
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.692%	11/15/43	2,730	3,004
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	6,550	7,103
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	4,990	5,502
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	3,170	3,456

[5,7] JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.502%	8/15/46	4,000	4,541
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	2,434	2,470
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	2,800	2,712
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,070	4,053
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	1,350	1,429
[5,7] JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,900	5,860
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	4,670	4,511
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	980	1,020
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.111%	12/15/46	2,135	2,303
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.175%	12/15/46	960	1,008
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	5,378	5,182
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	5,000	5,074
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.162%	7/15/45	5,000	5,148
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	1,300	1,344
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	1,400	1,470
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	2,300	2,379
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	400	416
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	1,750	1,893
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.251%	11/15/45	1,300	1,377
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	3,920	4,126
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	7,000	7,288
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	600	634
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.969%	2/15/47	2,500	2,687
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.969%	2/15/47	1,000	1,031
4	Kentucky Higher Education Student Loan
	Corp. 2013-2	0.752%	9/1/28	3,284	3,274
4,5,7Lanark Master Issuer plc 2012-2A		1.636%	12/22/54	1,909	1,938
4,5,7Lanark Master Issuer plc 2013-1A		0.736%	12/22/54	3,800	3,800
5	LB-UBS Commercial Mortgage Trust 2006-C3	5.641%	3/15/39	6,412	6,888
5	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	3,463	3,771
5	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	25,211	27,382
5	LB-UBS Commercial Mortgage Trust 2007-C2	5.387%	2/15/40	20,485	22,487
5	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	15,844	17,908
[5,7] Macquarie Equipment Funding Trust 2012-A		0.850%	10/22/18	8,570	8,593

[5,7] Madison Avenue Trust 2013-650M		3.843%	10/12/32	1,245	1,314
[5,7] Master Credit Card Trust 2012-2A		1.970%	4/21/17	1,400	1,396
[5,7] Master Credit Card Trust 2013-3A		2.280%	1/22/18	2,100	2,094
[4,5] MBNA Credit Card Master Note Trust 2004-
	A3	0.412%	8/16/21	4,990	4,941
[4,5] MBNA Credit Card Master Note Trust 2004-
	C2	1.052%	11/15/16	16,655	16,662
[5,7] Mercedes-Benz Master Owner Trust 2012-A		0.790%	11/15/17	15,000	15,002
5	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	803	877
5	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	15,855	17,685
5	ML-CFC Commercial Mortgage Trust 2006-2	6.064%	6/12/46	2,774	3,027
[5,7] MMAF Equipment Finance LLC 2012-A		1.980%	6/10/32	2,880	2,912
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	5,395	5,335
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	2,050	2,083
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	5,740	5,531
[5,7] Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-CKSV	3.277%	10/15/30	6,000	5,738
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	1,800	1,868
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.366%	8/15/46	1,667	1,768
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	810	852
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	2,470	2,383
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	2,000	1,938
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	5,710	5,550
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	2,300	2,391
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	1,600	1,684
5	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	5,993	6,534
5	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	3,582	3,908
5	Morgan Stanley Capital I Trust 2007-IQ15	6.105%	6/11/49	7,453	8,298
5	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	6,688	7,407
5	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,440	2,491
[5,7] Morgan Stanley Capital I Trust 2012-STAR		3.201%	8/5/34	6,000	5,880
[5,7] Motor 2012 plc		1.286%	2/25/20	1,970	1,972
7	National Australia Bank Ltd.	2.000%	6/20/17	6,600	6,744
4,5,7Navistar Financial Dealer Note Master Owner
	Trust Series 2013-1	0.822%	1/25/18	6,400	6,400
5	Nissan Auto Lease Trust 2013-A	0.740%	10/15/18	2,000	1,992
[4,5] Nissan Master Owner Trust Receivables
	Series 2013-A	0.452%	2/15/18	9,000	9,015
7	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	5,500	5,472
4	North Carolina State Education Assistance
	Authority 2011-1	1.129%	1/26/26	5,087	5,125
4,5,7PFS Financing Corp. 2014-AA		0.752%	2/15/19	1,600	1,602
5	Royal Bank of Canada	1.200%	9/19/18	5,750	5,710
5	Santander Drive Auto Receivables Trust
	2013-1	1.760%	1/15/19	1,070	1,070
5	Santander Drive Auto Receivables Trust
	2013-2	1.330%	3/15/18	1,350	1,359

5	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	5,500	5,548
5	Santander Drive Auto Receivables Trust
	2013-4	1.590%	10/15/18	2,555	2,560
5	Santander Drive Auto Receivables Trust
	2013-4	2.360%	4/15/20	2,385	2,403
5	Santander Drive Auto Receivables Trust
	2013-5	1.550%	10/15/18	4,395	4,404
5	Santander Drive Auto Receivables Trust
	2013-5	2.250%	6/17/19	2,780	2,793
4,5,7Silverstone Master Issuer plc 2010-1A		1.736%	1/21/55	18,475	18,766
[4,5] SLM Student Loan Trust 2005-5		0.329%	4/25/25	4,052	4,030
[4,5] SLM Student Loan Trust 2006-5		0.339%	1/25/27	3,000	2,971
[4,5] SLM Student Loan Trust 2006-6		0.339%	10/27/25	6,500	6,420
[4,5] SLM Student Loan Trust 2007-1		0.319%	1/26/26	24,625	24,098
[5,7] SLM Student Loan Trust 2011-A		4.370%	4/17/28	1,700	1,812
[5,7] SLM Student Loan Trust 2011-B		3.740%	2/15/29	10,500	11,104
4,5,7SLM Student Loan Trust 2011-C		1.552%	12/15/23	2,190	2,206
[5,7] SLM Student Loan Trust 2011-C		4.540%	10/17/44	5,450	5,883
4,5,7SLM Student Loan Trust 2012-B		1.252%	12/15/21	1,708	1,716
[5,7] SLM Student Loan Trust 2012-B		3.480%	10/15/30	4,550	4,744
4,5,7SLM Student Loan Trust 2012-E		0.902%	10/16/23	8,173	8,186
4,5,7SLM Student Loan Trust 2013-1		1.202%	5/17/27	5,400	5,310
[5,7] SLM Student Loan Trust 2013-1		2.500%	3/15/47	1,800	1,703
[4,5] SLM Student Loan Trust 2013-6		0.804%	6/26/28	4,500	4,545
[5,7] SLM Student Loan Trust 2013-B		1.850%	6/17/30	3,000	2,940
[5,7] SLM Student Loan Trust 2013-B		3.000%	5/16/44	3,000	2,897
[5,7] SLM Student Loan Trust 2013-C		3.500%	6/15/44	2,000	1,969
[4,5] SLM Student Loan Trust 2014-1		0.754%	2/26/29	1,150	1,165
[5,7] SLM Student Loan Trust 2014-A		2.590%	1/15/26	900	903
[5,7] SLM Student Loan Trust 2014-A		3.500%	11/15/44	800	760
[5,7] SMART ABS Series 2011-1US Trust		2.520%	11/14/16	3,337	3,360
[5,7] SMART ABS Series 2011-2US Trust		2.310%	4/14/17	1,635	1,655
5	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	5,700	5,712
5	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	2,000	2,001
5	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	4,200	4,186
[5,7] Sonic Capital LLC 2011-1A		5.438%	5/20/41	3,129	3,351
[4,5] South Carolina Student Loan Corp. Revenue
	2010-1	1.227%	7/25/25	11,385	11,476
7	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	2,000	1,949
[5,7] SpareBank 1 Boligkreditt AS		1.750%	11/15/20	10,400	10,076
7	Stadshypotek AB	1.250%	5/23/18	1,930	1,893
[5,7] Textainer Marine Containers Ltd. 2011-1A		4.700%	6/15/26	2,007	2,010
4,5,7Trade Maps_2013-1A		0.850%	12/10/18	6,460	6,470
4,5,7Trade Maps_2013-1A		1.400%	12/10/18	1,225	1,233
4,5,7Trade Maps_2013-1A		2.400%	12/10/18	670	675
5	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,200	1,245
[5,7] UBS-BAMLL Trust 2012-WRM		3.663%	6/10/30	6,000	5,968
[3,5] UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	5,055	4,864
[5,7] VNO 2012-6AVE Mortgage Trust		2.996%	11/15/30	8,000	7,787
[5,7] VNO 2013-PENN Mortgage Trust		3.808%	12/13/29	1,100	1,154
[5,7] VNO 2013-PENN Mortgage Trust		4.079%	12/13/29	650	677
[5,7] VNO 2013-PENN Mortgage Trust		4.079%	12/13/29	490	504
[5,7] Volvo Financial Equipment LLC Series 2012-1		2.380%	9/16/19	1,200	1,219
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	11,136	11,929

5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.559%	10/15/48	3,962	4,328
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	23,924	25,964
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	3,662	4,007
5	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C33	6.132%	2/15/51	3,172	3,472
5	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C34	5.569%	5/15/46	4,437	4,464
5	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	5,990	5,843
5	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	1,610	1,610
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	750	791
7	Westpac Banking Corp.	1.850%	11/26/18	6,285	6,262
[5,7] Westpac Banking Corp.		1.250%	12/14/18	2,450	2,435
[5,7] WFRBS Commercial Mortgage Trust 2011-C3		4.375%	3/15/44	5,450	5,868
5	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	4,930	4,767
5	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	5,400	5,471
5	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	4,170	4,330
5	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	3,300	3,240
5	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	6,170	5,979
5	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,870	2,832
5	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,220	2,169
5	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	600	620
5	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	1,900	1,989
5	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	357	368
5	WFRBS Commercial Mortgage Trust 2013-
	C18	3.027%	12/15/46	3,365	3,505
5	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	1,895	1,968
5	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	6,340	6,658
5	WFRBS Commercial Mortgage Trust 2013-
	C18	4.831%	12/15/46	1,085	1,149
5	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	4,810	5,018
5	WFRBS Commercial Mortgage Trust 2014-
	C20	3.638%	5/15/47	3,000	3,090
5	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	2,900	2,987
5	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	1,410	1,410
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	3,200	3,329
5	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	4,000	3,970
4,5,7World Omni Master Owner Trust 2013-1		0.505%	2/15/18	4,000	4,000
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,928,069)					1,967,475

Corporate Bonds (76.1%)
Finance (27.9%)
Banking (18.1%)
Abbey National Treasury Services plc	3.050%	8/23/18	3,950	4,114
8 Abbey National Treasury Services plc	2.000%	1/14/19	7,750	11,032
Abbey National Treasury Services plc	4.000%	3/13/24	41,000	41,962
AgriBank FCB	9.125%	7/15/19	5,000	6,403
American Express Bank FSB	6.000%	9/13/17	4,250	4,882
American Express Centurion Bank	5.950%	6/12/17	10,000	11,372
American Express Centurion Bank	6.000%	9/13/17	5,060	5,811
American Express Co.	5.500%	9/12/16	6,070	6,707
American Express Co.	6.150%	8/28/17	17,000	19,560
American Express Co.	7.000%	3/19/18	12,000	14,287
American Express Co.	2.650%	12/2/22	18,679	17,937
American Express Credit Corp.	2.800%	9/19/16	2,700	2,817
Associates Corp. of North America	6.950%	11/1/18	8,855	10,516
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	8,000	8,107
7 Australia & New Zealand Banking Group Ltd.	4.875%	1/12/21	6,817	7,584
7 Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	16,000	16,029
7 Banco de Credito del Peru	4.250%	4/1/23	5,000	4,868
Bank of America Corp.	6.500%	8/1/16	6,375	7,115
Bank of America Corp.	6.000%	9/1/17	1,750	1,983
Bank of America Corp.	5.750%	12/1/17	4,000	4,524
Bank of America Corp.	5.650%	5/1/18	4,500	5,102
Bank of America Corp.	2.600%	1/15/19	9,000	9,038
Bank of America Corp.	7.625%	6/1/19	13,000	16,040
Bank of America Corp.	5.625%	7/1/20	19,340	22,051
Bank of America Corp.	5.875%	1/5/21	16,010	18,486
Bank of America Corp.	5.000%	5/13/21	15,285	16,798
Bank of America Corp.	5.700%	1/24/22	21,500	24,529
Bank of America Corp.	3.300%	1/11/23	29,267	28,291
Bank of America Corp.	4.100%	7/24/23	6,500	6,603
Bank of America Corp.	4.125%	1/22/24	23,000	23,371
Bank of America Corp.	4.000%	4/1/24	6,000	6,018
Bank of America NA	5.300%	3/15/17	8,877	9,773
Bank of America NA	6.100%	6/15/17	5,000	5,645
Bank of Montreal	2.375%	1/25/19	5,000	5,068
Bank of Montreal	2.550%	11/6/22	16,000	15,401
Bank of New York Mellon Corp.	5.500%	12/1/17	5,465	6,167
Bank of New York Mellon Corp.	5.450%	5/15/19	6,580	7,550
Bank of New York Mellon Corp.	4.600%	1/15/20	14,300	15,800
Bank of New York Mellon Corp.	4.150%	2/1/21	9,000	9,757
Bank of New York Mellon Corp.	3.550%	9/23/21	9,540	9,967
Bank of New York Mellon Corp.	3.650%	2/4/24	17,000	17,274
Bank of New York Mellon Corp.	3.950%	11/18/25	10,000	10,382
Bank of Nova Scotia	2.050%	10/30/18	26,275	26,338
Bank of Nova Scotia	4.375%	1/13/21	8,500	9,364
7 Banque Federative du Credit Mutuel SA	2.500%	10/29/18	10,800	10,853
Barclays Bank plc	2.500%	2/20/19	1,840	1,858
Barclays Bank plc	6.750%	5/22/19	28,530	34,227
Barclays Bank plc	5.125%	1/8/20	18,125	20,390
BB&T Corp.	4.900%	6/30/17	5,300	5,802
BB&T Corp.	6.850%	4/30/19	5,714	6,943
BB&T Corp.	5.250%	11/1/19	12,000	13,640
BB&T Corp.	3.950%	3/22/22	7,500	7,765
Bear Stearns Cos. LLC	6.400%	10/2/17	5,500	6,350
BNP Paribas SA	2.700%	8/20/18	4,000	4,096
BNP Paribas SA	2.400%	12/12/18	7,000	7,047

	BNP Paribas SA	5.000%	1/15/21	59,350	65,841
	BNP Paribas SA	3.250%	3/3/23	28,735	28,194
	BPCE SA	2.500%	12/10/18	14,875	14,982
	BPCE SA	4.000%	4/15/24	56,690	56,674
	Branch Banking & Trust Co.	2.850%	4/1/21	5,000	5,002
	Capital One Financial Corp.	2.450%	4/24/19	2,450	2,456
	Capital One Financial Corp.	3.750%	4/24/24	3,000	2,989
	Capital One NA	1.500%	3/22/18	7,000	6,887
	Citigroup Inc.	6.000%	8/15/17	3,000	3,396
	Citigroup Inc.	6.125%	11/21/17	12,491	14,290
	Citigroup Inc.	6.125%	5/15/18	15,000	17,286
	Citigroup Inc.	8.500%	5/22/19	19,317	24,638
	Citigroup Inc.	5.375%	8/9/20	31,422	35,604
	Citigroup Inc.	4.500%	1/14/22	40,900	43,626
	Citigroup Inc.	3.375%	3/1/23	18,500	17,992
	Citigroup Inc.	3.875%	10/25/23	19,700	19,641
	Citigroup Inc.	5.500%	9/13/25	9,000	9,765
5,7,9Colonial BancGroup Inc.		7.114%	5/29/49	17,340	2
7	Commerzbank AG	8.125%	9/19/23	19,000	22,156
	Commonwealth Bank of Australia	2.500%	9/20/18	7,000	7,151
7	Commonwealth Bank of Australia	5.000%	3/19/20	11,560	12,927
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/19	4,000	4,021
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.500%	1/11/21	17,744	19,376
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.875%	2/8/22	44,100	46,224
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.950%	11/9/22	47,080	47,153
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.625%	12/1/23	59,732	62,129
[10] Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	5.250%	9/14/27	4,800	8,563
8	Coventry Building Society	2.500%	11/18/20	6,000	8,542
	Credit Suisse	6.000%	2/15/18	3,692	4,203
	Credit Suisse	5.300%	8/13/19	24,588	28,119
	Credit Suisse	4.375%	8/5/20	14,000	15,193
	Discover Bank	7.000%	4/15/20	3,665	4,388
	First Niagara Financial Group Inc.	6.750%	3/19/20	4,720	5,424
	First Niagara Financial Group Inc.	7.250%	12/15/21	14,217	16,217
	FirstMerit Corp.	4.350%	2/4/23	9,000	9,235
	Goldman Sachs Group Inc.	6.250%	9/1/17	3,000	3,426
	Goldman Sachs Group Inc.	5.950%	1/18/18	3,880	4,409
	Goldman Sachs Group Inc.	2.375%	1/22/18	3,000	3,035
	Goldman Sachs Group Inc.	6.150%	4/1/18	10,225	11,710
	Goldman Sachs Group Inc.	2.900%	7/19/18	55	56
	Goldman Sachs Group Inc.	2.625%	1/31/19	9,000	9,027
	Goldman Sachs Group Inc.	7.500%	2/15/19	15,000	18,210
	Goldman Sachs Group Inc.	5.375%	3/15/20	17,155	19,246
	Goldman Sachs Group Inc.	6.000%	6/15/20	16,420	18,909
	Goldman Sachs Group Inc.	5.250%	7/27/21	37,857	42,071
	Goldman Sachs Group Inc.	5.750%	1/24/22	46,535	53,145
	Goldman Sachs Group Inc.	3.625%	1/22/23	8,300	8,227
	Goldman Sachs Group Inc.	4.000%	3/3/24	20,000	20,075
	HSBC Bank USA NA	6.000%	8/9/17	5,055	5,696
	HSBC Bank USA NA	4.875%	8/24/20	24,478	26,925
	HSBC Holdings plc	5.100%	4/5/21	58,948	66,276
	HSBC Holdings plc	4.000%	3/30/22	30,100	31,612

	HSBC Holdings plc	4.250%	3/14/24	33,000	33,335
	HSBC USA Inc.	5.000%	9/27/20	8,158	8,974
	Intesa Sanpaolo SPA	3.875%	1/16/18	16,591	17,401
	Intesa Sanpaolo SPA	3.875%	1/15/19	17,000	17,658
	Intesa Sanpaolo SPA	5.250%	1/12/24	6,000	6,351
	JPMorgan Chase & Co.	6.125%	6/27/17	3,000	3,400
	JPMorgan Chase & Co.	6.000%	1/15/18	6,000	6,865
	JPMorgan Chase & Co.	1.800%	1/25/18	8,100	8,096
	JPMorgan Chase & Co.	1.625%	5/15/18	3,395	3,357
	JPMorgan Chase & Co.	2.350%	1/28/19	3,500	3,507
	JPMorgan Chase & Co.	6.300%	4/23/19	10,650	12,597
	JPMorgan Chase & Co.	4.950%	3/25/20	21,496	24,057
	JPMorgan Chase & Co.	4.400%	7/22/20	18,510	20,182
	JPMorgan Chase & Co.	4.250%	10/15/20	20,480	22,026
	JPMorgan Chase & Co.	4.625%	5/10/21	22,450	24,544
	JPMorgan Chase & Co.	4.350%	8/15/21	14,235	15,277
	JPMorgan Chase & Co.	4.500%	1/24/22	25,000	26,970
	JPMorgan Chase & Co.	3.250%	9/23/22	23,500	23,188
	JPMorgan Chase & Co.	3.200%	1/25/23	9,625	9,386
5	JPMorgan Chase & Co.	6.125%	12/29/49	7,450	7,450
	JPMorgan Chase Bank NA	6.000%	7/5/17	6,500	7,390
	JPMorgan Chase Bank NA	6.000%	10/1/17	10,380	11,835
	KeyBank NA	1.650%	2/1/18	4,000	3,988
[5,7] LBG Capital No.1 plc		8.000%	12/29/49	5,100	5,521
	Lloyds Bank plc	2.300%	11/27/18	2,250	2,267
	Lloyds Bank plc	6.375%	1/21/21	31,392	37,833
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	8,555	9,953
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	7,500	7,529
	Merrill Lynch & Co. Inc.	6.400%	8/28/17	7,850	8,992
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	8,123	9,555
	Merrill Lynch & Co. Inc.	6.875%	11/15/18	2,797	3,336
	Morgan Stanley	5.450%	1/9/17	3,000	3,311
	Morgan Stanley	5.550%	4/27/17	2,300	2,567
	Morgan Stanley	5.950%	12/28/17	2,000	2,279
	Morgan Stanley	6.625%	4/1/18	5,700	6,649
	Morgan Stanley	2.125%	4/25/18	3,000	3,007
	Morgan Stanley	2.500%	1/24/19	5,650	5,651
	Morgan Stanley	7.300%	5/13/19	15,000	18,209
	Morgan Stanley	5.625%	9/23/19	20,500	23,347
	Morgan Stanley	5.500%	1/26/20	16,035	18,160
	Morgan Stanley	5.500%	7/24/20	12,000	13,621
	Morgan Stanley	5.750%	1/25/21	24,000	27,528
	Morgan Stanley	5.500%	7/28/21	26,800	30,300
	Morgan Stanley	3.750%	2/25/23	7,000	7,003
	Morgan Stanley	3.875%	4/29/24	25,000	24,799
	National Australia Bank Ltd.	3.000%	1/20/23	20,190	19,396
	Northern Trust Co.	5.850%	11/9/17	7,280	8,297
	Northern Trust Co.	6.500%	8/15/18	4,000	4,703
	Northern Trust Corp.	3.450%	11/4/20	8,000	8,490
	Northern Trust Corp.	3.375%	8/23/21	13,036	13,525
	People's United Financial Inc.	3.650%	12/6/22	18,905	18,708
	PNC Bank NA	6.000%	12/7/17	4,500	5,155
	PNC Bank NA	6.875%	4/1/18	12,085	14,235
	PNC Bank NA	2.200%	1/28/19	4,630	4,639
	PNC Bank NA	2.700%	11/1/22	32,000	30,421
	PNC Bank NA	2.950%	1/30/23	15,000	14,501
	PNC Bank NA	3.800%	7/25/23	15,750	16,078
	PNC Financial Services Group Inc.	2.854%	11/9/22	2,000	1,922

PNC Funding Corp.	6.700%	6/10/19	12,000	14,439
PNC Funding Corp.	5.125%	2/8/20	18,653	21,087
PNC Funding Corp.	4.375%	8/11/20	23,000	25,020
PNC Funding Corp.	3.300%	3/8/22	14,570	14,737
Regions Bank	7.500%	5/15/18	8,775	10,396
Regions Financial Corp.	2.000%	5/15/18	2,000	1,978
Royal Bank of Scotland Group plc	4.700%	7/3/18	2,000	2,075
Royal Bank of Scotland Group plc	6.100%	6/10/23	5,000	5,288
Royal Bank of Scotland Group plc	6.000%	12/19/23	7,000	7,310
Royal Bank of Scotland NV	4.650%	6/4/18	1,550	1,601
Royal Bank of Scotland plc	5.625%	8/24/20	37,026	42,041
Royal Bank of Scotland plc	6.125%	1/11/21	29,500	34,558
Santander Bank NA	8.750%	5/30/18	5,000	6,012
7 Societe Generale SA	5.000%	1/17/24	7,230	7,311
State Street Corp.	1.350%	5/15/18	3,000	2,956
State Street Corp.	4.375%	3/7/21	10,740	11,833
State Street Corp.	3.100%	5/15/23	20,125	19,335
State Street Corp.	3.700%	11/20/23	28,120	28,634
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	13,500	13,376
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	3,700	3,836
Svenska Handelsbanken AB	2.500%	1/25/19	2,895	2,935
UBS AG	4.875%	8/4/20	40,600	45,114
Union Bank NA	5.950%	5/11/16	1,131	1,246
Union Bank NA	2.125%	6/16/17	3,695	3,782
UnionBanCal Corp.	3.500%	6/18/22	21,891	22,289
US Bancorp	4.125%	5/24/21	24,013	25,888
US Bancorp	3.000%	3/15/22	18,724	18,641
US Bancorp	2.950%	7/15/22	35,200	33,993
US Bancorp	3.700%	1/30/24	7,000	7,153
5 US Bank NA	3.778%	4/29/20	6,395	6,567
Wachovia Bank NA	6.000%	11/15/17	8,000	9,175
Wachovia Corp.	5.625%	10/15/16	8,000	8,853
Wachovia Corp.	5.750%	6/15/17	4,280	4,863
Wachovia Corp.	5.750%	2/1/18	11,025	12,642
9 Washington Mutual Bank / Debt not acquired
by JPMorgan	5.500%	1/15/13	6,147	1
9 Washington Mutual Bank / Debt not acquired
by JPMorgan	5.650%	8/15/14	7,500	1
9 Washington Mutual Bank / Debt not acquired
by JPMorgan	5.125%	1/15/15	9,000	1
Wells Fargo & Co.	5.625%	12/11/17	11,400	12,976
Wells Fargo & Co.	2.150%	1/15/19	18,636	18,648
Wells Fargo & Co.	4.600%	4/1/21	22,443	24,751
Wells Fargo & Co.	3.500%	3/8/22	23,772	24,407
Wells Fargo & Co.	3.450%	2/13/23	36,700	35,954
Wells Fargo & Co.	4.125%	8/15/23	19,750	20,087
5 Wells Fargo & Co.	5.900%	12/29/49	7,450	7,584
Westpac Banking Corp.	1.600%	1/12/18	3,390	3,381
Westpac Banking Corp.	2.250%	7/30/18	9,010	9,105
Westpac Banking Corp.	4.875%	11/19/19	32,795	36,684

Brokerage (1.4%)
Affiliated Managers Group Inc.	4.250%	2/15/24	10,000	10,157
Ameriprise Financial Inc.	7.300%	6/28/19	6,200	7,658
Ameriprise Financial Inc.	5.300%	3/15/20	26,570	30,222
Ameriprise Financial Inc.	4.000%	10/15/23	10,819	11,248
BlackRock Inc.	4.250%	5/24/21	27,250	29,648
BlackRock Inc.	3.375%	6/1/22	12,000	12,240

BlackRock Inc.	3.500%	3/18/24	8,000	7,965
Charles Schwab Corp.	4.450%	7/22/20	6,500	7,168
Charles Schwab Corp.	3.225%	9/1/22	15,000	15,023
Franklin Resources Inc.	4.625%	5/20/20	7,550	8,357
Franklin Resources Inc.	2.800%	9/15/22	11,000	10,637
Invesco Finance plc	3.125%	11/30/22	30,485	29,814
Invesco Finance plc	4.000%	1/30/24	25,500	26,216
Jefferies Group LLC	6.875%	4/15/21	8,000	9,317
Jefferies Group LLC	5.125%	1/20/23	5,000	5,266
9 Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	2
Nomura Holdings Inc.	2.750%	3/19/19	9,950	9,957

Finance Companies (1.9%)
Air Lease Corp.	3.375%	1/15/19	8,000	8,170
Air Lease Corp.	3.875%	4/1/21	6,000	6,053
CIT Group Inc.	3.875%	2/19/19	12,650	12,776
General Electric Capital Corp.	2.300%	4/27/17	2,000	2,064
General Electric Capital Corp.	5.625%	9/15/17	6,192	7,029
General Electric Capital Corp.	5.625%	5/1/18	12,975	14,853
General Electric Capital Corp.	6.000%	8/7/19	12,900	15,218
General Electric Capital Corp.	5.500%	1/8/20	20,772	23,972
General Electric Capital Corp.	5.550%	5/4/20	8,200	9,503
General Electric Capital Corp.	4.375%	9/16/20	26,950	29,515
General Electric Capital Corp.	4.625%	1/7/21	17,692	19,584
General Electric Capital Corp.	5.300%	2/11/21	13,500	15,271
General Electric Capital Corp.	4.650%	10/17/21	35,847	39,635
General Electric Capital Corp.	3.150%	9/7/22	13,645	13,622
General Electric Capital Corp.	3.100%	1/9/23	1,000	988
5 General Electric Capital Corp.	6.375%	11/15/67	7,000	7,779
HSBC Finance Corp.	6.676%	1/15/21	63,939	75,529
SLM Corp.	6.250%	1/25/16	9,000	9,699
SLM Corp.	6.000%	1/25/17	9,020	9,810
SLM Corp.	4.625%	9/25/17	5,000	5,254

Insurance (4.3%)
ACE INA Holdings Inc.	2.700%	3/13/23	7,695	7,358
Aetna Inc.	6.500%	9/15/18	10,318	12,188
Aetna Inc.	3.950%	9/1/20	12,000	12,935
Aetna Inc.	2.750%	11/15/22	24,000	23,020
Aflac Inc.	8.500%	5/15/19	9,940	12,859
Aflac Inc.	4.000%	2/15/22	5,000	5,265
Aflac Inc.	3.625%	6/15/23	16,000	16,276
Alleghany Corp.	4.950%	6/27/22	2,586	2,801
Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,000	2,223
Allstate Corp.	3.150%	6/15/23	10,000	9,919
5 Allstate Corp.	5.750%	8/15/53	5,000	5,338
Alterra Finance LLC	6.250%	9/30/20	8,000	9,195
American Financial Group Inc.	9.875%	6/15/19	10,000	13,060
American International Group Inc.	5.850%	1/16/18	14,174	16,199
American International Group Inc.	8.250%	8/15/18	19,700	24,608
American International Group Inc.	3.375%	8/15/20	3,000	3,103
American International Group Inc.	6.400%	12/15/20	15,000	18,082
American International Group Inc.	4.875%	6/1/22	4,650	5,164
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	5,500	5,618
Axis Specialty Finance LLC	5.875%	6/1/20	25,240	28,693
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	7,000	7,681
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	11,360	11,341
Berkshire Hathaway Inc.	3.750%	8/15/21	20,000	21,252

Berkshire Hathaway Inc.	3.400%	1/31/22	7,706	7,936
5 Chubb Corp.	6.375%	3/29/67	4,900	5,445
Cigna Corp.	4.500%	3/15/21	5,000	5,422
CNA Financial Corp.	5.875%	8/15/20	5,000	5,812
CNA Financial Corp.	3.950%	5/15/24	2,000	2,041
Coventry Health Care Inc.	5.450%	6/15/21	17,000	19,680
Genworth Holdings Inc.	7.700%	6/15/20	3,000	3,717
Genworth Holdings Inc.	7.200%	2/15/21	3,000	3,648
Genworth Holdings Inc.	7.625%	9/24/21	5,000	6,246
Genworth Holdings Inc.	4.900%	8/15/23	3,000	3,209
Hartford Financial Services Group Inc.	5.125%	4/15/22	2,880	3,233
Infinity Property & Casualty Corp.	5.000%	9/19/22	10,547	10,894
7 Jackson National Life Global Funding	4.700%	6/1/18	2,500	2,715
Loews Corp.	2.625%	5/15/23	8,000	7,484
Manulife Financial Corp.	4.900%	9/17/20	24,150	26,579
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	5,000	5,117
7 MassMutual Global Funding II	2.500%	10/17/22	10,500	9,920
MetLife Inc.	4.750%	2/8/21	17,000	18,891
MetLife Inc.	3.048%	12/15/22	7,000	6,867
MetLife Inc.	4.368%	9/15/23	31,430	33,721
MetLife Inc.	3.600%	4/10/24	25,005	25,123
7 Metropolitan Life Global Funding I	3.000%	1/10/23	3,500	3,395
7 Nationwide Financial Services Inc.	5.375%	3/25/21	9,938	10,971
OneBeacon US Holdings Inc.	4.600%	11/9/22	7,269	7,329
7 Pacific LifeCorp	6.000%	2/10/20	9,800	11,197
PartnerRe Finance A LLC	6.875%	6/1/18	3,857	4,439
PartnerRe Finance B LLC	5.500%	6/1/20	16,550	18,476
Principal Financial Group Inc.	8.875%	5/15/19	11,195	14,312
ProAssurance Corp.	5.300%	11/15/23	5,000	5,314
Progressive Corp.	3.750%	8/23/21	4,750	5,029
5 Progressive Corp.	6.700%	6/15/67	6,500	7,231
5 Prudential Financial Inc.	5.875%	9/15/42	6,000	6,315
5 Prudential Financial Inc.	5.625%	6/15/43	7,875	8,121
5 Prudential Financial Inc.	5.200%	3/15/44	2,500	2,491
Reinsurance Group of America Inc.	5.000%	6/1/21	5,000	5,468
Reinsurance Group of America Inc.	4.700%	9/15/23	3,000	3,162
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	12,956
7 Swiss Re Treasury US Corp.	2.875%	12/6/22	2,000	1,895
Torchmark Corp.	9.250%	6/15/19	3,000	3,855
Travelers Cos. Inc.	5.800%	5/15/18	2,328	2,664
Travelers Cos. Inc.	5.900%	6/2/19	3,000	3,522
Travelers Cos. Inc.	3.900%	11/1/20	4,405	4,711
Trinity Acquisition plc	4.625%	8/15/23	3,000	3,085
UnitedHealth Group Inc.	3.875%	10/15/20	14,000	14,963
UnitedHealth Group Inc.	4.700%	2/15/21	13,000	14,427
UnitedHealth Group Inc.	3.375%	11/15/21	8,000	8,123
UnitedHealth Group Inc.	2.875%	3/15/22	34,316	33,655
UnitedHealth Group Inc.	2.750%	2/15/23	12,000	11,497
UnitedHealth Group Inc.	2.875%	3/15/23	14,000	13,553
WellPoint Inc.	4.350%	8/15/20	2,000	2,155
WellPoint Inc.	3.700%	8/15/21	3,090	3,183
WellPoint Inc.	3.300%	1/15/23	4,000	3,922
WR Berkley Corp.	4.625%	3/15/22	2,977	3,134

Other Finance (0.3%)
CME Group Inc.	3.000%	9/15/22	10,805	10,684
IntercontinentalExchange Group Inc.	4.000%	10/15/23	34,330	35,691

NYSE Euronext	2.000%	10/5/17	8,000	8,134

Real Estate Investment Trusts (1.9%)
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	2,000	1,939
BioMed Realty LP	4.250%	7/15/22	3,082	3,152
Camden Property Trust	4.875%	6/15/23	5,000	5,429
Corporate Office Properties LP	3.600%	5/15/23	4,525	4,289
DDR Corp.	7.500%	4/1/17	1,750	2,016
Duke Realty LP	6.500%	1/15/18	5	6
Duke Realty LP	3.875%	2/15/21	11,530	11,743
Duke Realty LP	4.375%	6/15/22	11,838	12,231
Federal Realty Investment Trust	3.000%	8/1/22	16,499	16,152
Federal Realty Investment Trust	3.950%	1/15/24	3,700	3,798
7 Goodman Funding Pty Ltd.	6.375%	4/15/21	2,400	2,742
7 Goodman Funding Pty Ltd.	6.000%	3/22/22	5,000	5,579
HCP Inc.	2.625%	2/1/20	7,000	6,971
HCP Inc.	5.375%	2/1/21	11,600	13,131
HCP Inc.	3.150%	8/1/22	2,000	1,943
HCP Inc.	4.250%	11/15/23	3,000	3,106
Health Care REIT Inc.	6.125%	4/15/20	5,000	5,758
Health Care REIT Inc.	4.950%	1/15/21	8,000	8,775
Health Care REIT Inc.	3.750%	3/15/23	5,000	4,991
Healthcare Realty Trust Inc.	5.750%	1/15/21	5,000	5,567
Healthcare Realty Trust Inc.	3.750%	4/15/23	13,000	12,546
Healthcare Trust of America Holdings LP	3.700%	4/15/23	13,030	12,592
Highwoods Realty LP	3.625%	1/15/23	11,065	10,610
Liberty Property LP	4.750%	10/1/20	9,565	10,221
Liberty Property LP	4.400%	2/15/24	4,000	4,140
Mid-America Apartments LP	4.300%	10/15/23	2,000	2,049
7 Omega Healthcare Investors Inc.	4.950%	4/1/24	19,000	18,858
Senior Housing Properties Trust	6.750%	12/15/21	4,000	4,520
Simon Property Group LP	10.350%	4/1/19	10,815	14,685
Simon Property Group LP	5.650%	2/1/20	31,200	36,253
Simon Property Group LP	4.375%	3/1/21	18,394	20,129
Simon Property Group LP	4.125%	12/1/21	20,822	22,364
Simon Property Group LP	3.375%	3/15/22	7,000	7,132
Simon Property Group LP	3.750%	2/1/24	29,000	29,561
UDR Inc.	4.625%	1/10/22	3,455	3,699
				4,786,433
Industrial (40.6%)
Basic Industry (3.3%)
Air Products & Chemicals Inc.	4.375%	8/21/19	7,325	8,054
Air Products & Chemicals Inc.	3.000%	11/3/21	10,235	10,253
Barrick Gold Corp.	3.850%	4/1/22	18,500	17,822
Barrick Gold Corp.	4.100%	5/1/23	5,000	4,867
Barrick North America Finance LLC	4.400%	5/30/21	11,930	12,116
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	1,062	1,142
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	29,030	29,491
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	23,750	23,458
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	33,800	34,950
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,500	3,632
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	4,000	4,054
CF Industries Inc.	7.125%	5/1/20	3,480	4,204
CF Industries Inc.	3.450%	6/1/23	5,685	5,562
Eastman Chemical Co.	4.500%	1/15/21	8,139	8,649
EI du Pont de Nemours & Co.	4.625%	1/15/20	11,618	12,911

EI du Pont de Nemours & Co.	3.625%	1/15/21	13,635	14,365
EI du Pont de Nemours & Co.	4.250%	4/1/21	4,000	4,377
EI du Pont de Nemours & Co.	2.800%	2/15/23	18,225	17,639
Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	4,300	4,249
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	13,000	12,539
Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	16,000	15,545
7 Glencore Funding LLC	4.125%	5/30/23	5,000	4,860
Goldcorp Inc.	3.700%	3/15/23	4,000	3,855
LyondellBasell Industries NV	5.000%	4/15/19	8,000	8,900
LyondellBasell Industries NV	6.000%	11/15/21	5,000	5,869
LyondellBasell Industries NV	5.750%	4/15/24	5,000	5,800
Newmont Mining Corp.	3.500%	3/15/22	8,000	7,524
Nucor Corp.	4.125%	9/15/22	8,250	8,649
Plains Exploration & Production Co.	6.125%	6/15/19	2,105	2,321
Plains Exploration & Production Co.	6.500%	11/15/20	8,945	9,873
Plains Exploration & Production Co.	6.625%	5/1/21	2,597	2,873
Plains Exploration & Production Co.	6.750%	2/1/22	7,615	8,510
Plains Exploration & Production Co.	6.875%	2/15/23	13,600	15,266
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	7,410	8,839
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	3,110	3,442
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	11,455	11,520
PPG Industries Inc.	3.600%	11/15/20	490	513
PPG Industries Inc.	2.700%	8/15/22	1,125	1,071
Praxair Inc.	4.500%	8/15/19	3,000	3,337
Praxair Inc.	4.050%	3/15/21	8,000	8,655
Praxair Inc.	3.000%	9/1/21	16,915	17,122
Praxair Inc.	2.450%	2/15/22	11,215	10,734
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	13,000	17,059
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	11,500	11,882
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	16,935	18,011
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	22,820	23,618
Rio Tinto Finance USA plc	3.500%	3/22/22	25,000	25,234
Rio Tinto Finance USA plc	2.875%	8/21/22	20,000	19,172
7 Smurfit Kappa Acquisitions	4.875%	9/15/18	1,260	1,338
Syngenta Finance NV	3.125%	3/28/22	8,895	8,804
Teck Resources Ltd.	3.000%	3/1/19	2,000	2,021
Teck Resources Ltd.	4.500%	1/15/21	2,000	2,067
Teck Resources Ltd.	3.750%	2/1/23	7,500	7,174
Vale Overseas Ltd.	5.625%	9/15/19	18,000	20,093
Vale Overseas Ltd.	4.625%	9/15/20	5,000	5,268
Vale Overseas Ltd.	4.375%	1/11/22	10,500	10,633

Capital Goods (5.0%)
ABB Finance USA Inc.	2.875%	5/8/22	5,000	4,920
7 ABB Treasury Center USA Inc.	4.000%	6/15/21	7,000	7,411
Acuity Brands Lighting Inc.	6.000%	12/15/19	10,000	11,148
Boeing Capital Corp.	2.900%	8/15/18	6,907	7,257
Boeing Capital Corp.	4.700%	10/27/19	4,032	4,533
Boeing Co.	3.750%	11/20/16	3,300	3,540
Boeing Co.	0.950%	5/15/18	9,985	9,712
Boeing Co.	6.000%	3/15/19	2,750	3,244
Boeing Co.	4.875%	2/15/20	21,680	24,441
7 Bombardier Inc.	4.750%	4/15/19	5,815	5,917
7 Bombardier Inc.	6.000%	10/15/22	4,550	4,630
Caterpillar Financial Services Corp.	5.500%	3/15/16	2,000	2,176
Caterpillar Financial Services Corp.	1.250%	11/6/17	775	770
Caterpillar Financial Services Corp.	5.450%	4/15/18	14,406	16,361
Caterpillar Financial Services Corp.	3.750%	11/24/23	7,140	7,340

Caterpillar Inc.	7.900%	12/15/18	10,215	12,814
Caterpillar Inc.	3.900%	5/27/21	6,000	6,419
Caterpillar Inc.	2.600%	6/26/22	2,220	2,139
Crane Co.	4.450%	12/15/23	2,000	2,075
Danaher Corp.	5.400%	3/1/19	2,535	2,917
Danaher Corp.	3.900%	6/23/21	19,577	20,904
Deere & Co.	4.375%	10/16/19	11,850	13,164
Deere & Co.	2.600%	6/8/22	25,000	24,210
Dover Corp.	4.300%	3/1/21	7,000	7,601
7 EADS Finance BV	2.700%	4/17/23	18,000	17,097
7 Embraer Overseas Ltd.	5.696%	9/16/23	7,025	7,376
Embraer SA	5.150%	6/15/22	8,000	8,527
Emerson Electric Co.	4.875%	10/15/19	4,000	4,541
Emerson Electric Co.	2.625%	2/15/23	17,990	17,333
Flowserve Corp.	3.500%	9/15/22	5,000	4,927
General Dynamics Corp.	1.000%	11/15/17	4,075	4,023
General Dynamics Corp.	3.875%	7/15/21	23,155	24,652
General Dynamics Corp.	2.250%	11/15/22	20,000	18,687
General Electric Co.	2.700%	10/9/22	47,000	45,877
General Electric Co.	3.375%	3/11/24	10,425	10,513
Harsco Corp.	5.750%	5/15/18	7,065	7,593
Honeywell International Inc.	5.000%	2/15/19	7,409	8,386
Honeywell International Inc.	4.250%	3/1/21	22,075	24,246
Honeywell International Inc.	3.350%	12/1/23	9,040	9,119
Huntington Ingalls Industries Inc.	7.125%	3/15/21	7,320	8,089
Illinois Tool Works Inc.	6.250%	4/1/19	9,950	11,812
7 Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	7,000	7,244
John Deere Capital Corp.	2.000%	1/13/17	9,500	9,763
John Deere Capital Corp.	1.200%	10/10/17	1,250	1,248
John Deere Capital Corp.	5.350%	4/3/18	3,000	3,395
John Deere Capital Corp.	5.750%	9/10/18	8,000	9,292
John Deere Capital Corp.	1.700%	1/15/20	7,000	6,754
John Deere Capital Corp.	2.800%	3/4/21	7,005	7,017
John Deere Capital Corp.	3.900%	7/12/21	12,180	12,954
John Deere Capital Corp.	3.150%	10/15/21	8,050	8,160
John Deere Capital Corp.	2.750%	3/15/22	12,800	12,548
John Deere Capital Corp.	2.800%	1/27/23	4,000	3,878
L-3 Communications Corp.	5.200%	10/15/19	8,500	9,435
L-3 Communications Corp.	4.750%	7/15/20	4,000	4,301
Lockheed Martin Corp.	7.650%	5/1/16	5,000	5,690
Lockheed Martin Corp.	4.250%	11/15/19	22,810	25,126
Lockheed Martin Corp.	3.350%	9/15/21	18,817	19,358
Mohawk Industries Inc.	3.850%	2/1/23	15,000	14,985
Owens Corning	6.500%	12/1/16	2,102	2,334
Owens Corning	9.000%	6/15/19	1,179	1,480
Precision Castparts Corp.	1.250%	1/15/18	12,735	12,569
Precision Castparts Corp.	2.500%	1/15/23	22,000	20,801
Raytheon Co.	6.400%	12/15/18	5,725	6,792
Raytheon Co.	4.400%	2/15/20	5,845	6,385
Raytheon Co.	3.125%	10/15/20	17,285	17,806
Raytheon Co.	2.500%	12/15/22	23,300	22,025
Republic Services Inc.	5.500%	9/15/19	7,400	8,478
Republic Services Inc.	5.000%	3/1/20	4,400	4,878
Republic Services Inc.	5.250%	11/15/21	4,000	4,504
Republic Services Inc.	3.550%	6/1/22	3,000	3,033
Rockwell Collins Inc.	3.100%	11/15/21	4,000	3,986
Rockwell Collins Inc.	3.700%	12/15/23	6,250	6,375
Roper Industries Inc.	2.050%	10/1/18	3,175	3,165

Roper Industries Inc.	6.250%	9/1/19	2,700	3,157
Roper Industries Inc.	3.125%	11/15/22	3,000	2,889
7 Schneider Electric SA	2.950%	9/27/22	20,425	19,899
Stanley Black & Decker Inc.	2.900%	11/1/22	7,000	6,777
United Technologies Corp.	1.800%	6/1/17	4,000	4,085
United Technologies Corp.	4.500%	4/15/20	20,500	22,819
United Technologies Corp.	3.100%	6/1/22	64,930	65,284
Waste Management Inc.	7.375%	3/11/19	4,250	5,159
Waste Management Inc.	2.900%	9/15/22	6,500	6,241

Communication (5.6%)
21st Century Fox America Inc.	6.900%	3/1/19	7,000	8,460
21st Century Fox America Inc.	3.000%	9/15/22	6,000	5,838
America Movil SAB de CV	5.000%	10/16/19	12,000	13,461
America Movil SAB de CV	5.000%	3/30/20	38,500	42,934
America Movil SAB de CV	3.125%	7/16/22	39,300	38,019
American Tower Corp.	4.500%	1/15/18	10,000	10,799
American Tower Corp.	3.500%	1/31/23	7,000	6,736
American Tower Corp.	5.000%	2/15/24	5,000	5,316
AT&T Inc.	5.500%	2/1/18	22,085	25,083
AT&T Inc.	2.375%	11/27/18	4,000	4,061
AT&T Inc.	5.800%	2/15/19	4,849	5,636
AT&T Inc.	2.300%	3/11/19	3,000	3,010
AT&T Inc.	4.450%	5/15/21	22,500	24,385
AT&T Inc.	3.875%	8/15/21	25,729	26,893
AT&T Inc.	3.000%	2/15/22	48,396	47,689
AT&T Inc.	2.625%	12/1/22	9,000	8,509
AT&T Inc.	3.900%	3/11/24	17,000	17,203
7 British Sky Broadcasting Group plc	6.100%	2/15/18	4,470	5,107
7 British Sky Broadcasting Group plc	9.500%	11/15/18	9,640	12,544
7 British Sky Broadcasting Group plc	3.125%	11/26/22	7,000	6,755
CBS Corp.	8.875%	5/15/19	3,458	4,468
CBS Corp.	4.300%	2/15/21	3,000	3,193
CBS Corp.	3.375%	3/1/22	3,000	2,974
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	5,685	5,607
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	9,966	14,306
Comcast Corp.	5.700%	7/1/19	7,568	8,834
Comcast Corp.	5.150%	3/1/20	23,720	27,045
Comcast Corp.	3.125%	7/15/22	19,126	19,169
Comcast Corp.	2.850%	1/15/23	9,487	9,241
Comcast Corp.	3.600%	3/1/24	26,000	26,358
7 Deutsche Telekom International Finance BV	2.250%	3/6/17	7,395	7,582
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	7,500	8,269
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	9,375	9,967
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	10,637	11,542
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	8,800	8,804
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	13,000	13,183
Discovery Communications LLC	5.050%	6/1/20	5,000	5,599
Discovery Communications LLC	4.375%	6/15/21	5,000	5,350
Discovery Communications LLC	3.300%	5/15/22	5,000	4,936
Interpublic Group of Cos. Inc.	3.750%	2/15/23	16,000	15,772

Moody's Corp.	4.500%	9/1/22	16,700	17,378
NBCUniversal Media LLC	5.150%	4/30/20	28,060	32,030
NBCUniversal Media LLC	4.375%	4/1/21	33,600	36,652
NBCUniversal Media LLC	2.875%	1/15/23	18,000	17,568
Omnicom Group Inc.	4.450%	8/15/20	14,200	15,324
Orange SA	2.750%	2/6/19	6,200	6,318
Orange SA	4.125%	9/14/21	6,400	6,745
Qwest Corp.	6.750%	12/1/21	12,628	14,387
Telefonica Emisiones SAU	5.877%	7/15/19	9,000	10,314
Telefonica Emisiones SAU	5.134%	4/27/20	13,000	14,333
Telefonica Emisiones SAU	5.462%	2/16/21	16,000	18,030
Telefonica Emisiones SAU	4.570%	4/27/23	10,205	10,669
Thomson Reuters Corp.	4.300%	11/23/23	12,000	12,396
Time Warner Cable Inc.	5.850%	5/1/17	2,000	2,263
Time Warner Cable Inc.	6.750%	7/1/18	6,000	7,127
Time Warner Cable Inc.	8.250%	4/1/19	8,500	10,786
Time Warner Cable Inc.	5.000%	2/1/20	13,363	14,953
Time Warner Cable Inc.	4.125%	2/15/21	3,000	3,211
Time Warner Cable Inc.	4.000%	9/1/21	10,000	10,624
Time Warner Entertainment Co. LP	8.375%	3/15/23	4,000	5,372
Verizon Communications Inc.	6.350%	4/1/19	8,806	10,414
Verizon Communications Inc.	4.600%	4/1/21	18,000	19,639
Verizon Communications Inc.	3.500%	11/1/21	10,971	11,164
Verizon Communications Inc.	2.450%	11/1/22	7,200	6,672
Verizon Communications Inc.	5.150%	9/15/23	31,000	34,159
Verizon Communications Inc.	4.150%	3/15/24	10,000	10,241
Vodafone Group plc	1.250%	9/26/17	8,200	8,137
Vodafone Group plc	1.500%	2/19/18	11,750	11,641
Vodafone Group plc	5.450%	6/10/19	6,000	6,884
Vodafone Group plc	4.375%	3/16/21	4,500	4,857
Vodafone Group plc	2.500%	9/26/22	16,885	15,627
Vodafone Group plc	2.950%	2/19/23	15,000	14,278
WPP Finance 2010	4.750%	11/21/21	5,000	5,427
WPP Finance 2010	3.625%	9/7/22	3,172	3,166

Consumer Cyclical (5.1%)
American Honda Finance Corp.	2.125%	10/10/18	7,500	7,579
AutoZone Inc.	4.000%	11/15/20	7,000	7,415
AutoZone Inc.	3.700%	4/15/22	3,000	3,043
AutoZone Inc.	2.875%	1/15/23	8,500	8,017
Brinker International Inc.	3.875%	5/15/23	13,000	12,418
Cummins Inc.	3.650%	10/1/23	7,500	7,690
7 Daimler Finance North America LLC	2.375%	8/1/18	17,325	17,612
7 Daimler Finance North America LLC	2.875%	3/10/21	6,605	6,585
7 Daimler Finance North America LLC	3.875%	9/15/21	3,506	3,706
Darden Restaurants Inc.	4.500%	10/15/21	1,700	1,714
Darden Restaurants Inc.	3.350%	11/1/22	1,600	1,484
Dollar General Corp.	3.250%	4/15/23	8,500	8,029
eBay Inc.	2.600%	7/15/22	10,000	9,561
Ford Motor Credit Co. LLC	3.000%	6/12/17	5,250	5,479
Ford Motor Credit Co. LLC	6.625%	8/15/17	13,056	15,073
Ford Motor Credit Co. LLC	5.000%	5/15/18	17,348	19,256
Ford Motor Credit Co. LLC	8.125%	1/15/20	5,500	7,006
Ford Motor Credit Co. LLC	5.750%	2/1/21	19,545	22,425
Ford Motor Credit Co. LLC	5.875%	8/2/21	18,000	20,896
Ford Motor Credit Co. LLC	4.375%	8/6/23	5,000	5,241
Gap Inc.	5.950%	4/12/21	25,000	28,358
7 General Motors Co.	3.500%	10/2/18	6,570	6,693

7 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	3,618	3,745
7 Harley-Davidson Funding Corp.	6.800%	6/15/18	11,725	13,776
Home Depot Inc.	2.700%	4/1/23	14,625	14,015
Home Depot Inc.	3.750%	2/15/24	15,000	15,480
Host Hotels & Resorts LP	3.750%	10/15/23	10,000	9,813
7 Hyundai Capital America	3.750%	4/6/16	1,740	1,823
7 Hyundai Capital America	4.000%	6/8/17	4,798	5,125
7 Hyundai Capital Services Inc.	6.000%	5/5/15	3,000	3,151
7 Hyundai Capital Services Inc.	4.375%	7/27/16	2,160	2,303
7 Kia Motors Corp.	3.625%	6/14/16	3,200	3,339
L Brands Inc.	6.625%	4/1/21	3,628	4,059
L Brands Inc.	5.625%	10/15/23	5,000	5,200
Lowe's Cos. Inc.	3.750%	4/15/21	5,950	6,307
Lowe's Cos. Inc.	3.800%	11/15/21	11,650	12,352
Lowe's Cos. Inc.	3.120%	4/15/22	24,000	24,247
Lowe's Cos. Inc.	3.875%	9/15/23	20,000	20,897
Macy's Retail Holdings Inc.	3.875%	1/15/22	6,000	6,231
Macy's Retail Holdings Inc.	2.875%	2/15/23	12,500	11,847
Macy's Retail Holdings Inc.	4.375%	9/1/23	1,500	1,566
Marriott International Inc.	6.375%	6/15/17	3,040	3,441
Marriott International Inc.	3.000%	3/1/19	2,500	2,573
Marriott International Inc.	3.250%	9/15/22	3,500	3,436
MasterCard Inc.	2.000%	4/1/19	1,250	1,249
MasterCard Inc.	3.375%	4/1/24	16,000	16,029
McDonald's Corp.	3.625%	5/20/21	4,500	4,755
McDonald's Corp.	2.625%	1/15/22	9,000	8,798
Nordstrom Inc.	4.750%	5/1/20	15,000	16,765
Nordstrom Inc.	4.000%	10/15/21	7,500	7,970
NVR Inc.	3.950%	9/15/22	10,000	9,962
O'Reilly Automotive Inc.	4.625%	9/15/21	7,000	7,515
O'Reilly Automotive Inc.	3.850%	6/15/23	7,000	6,998
PACCAR Financial Corp.	1.600%	3/15/17	2,500	2,528
7 QVC Inc.	3.125%	4/1/19	2,000	2,003
7 QVC Inc.	4.850%	4/1/24	5,000	5,077
Smithsonian Institute Washington DC GO	3.434%	9/1/23	1,600	1,619
Staples Inc.	2.750%	1/12/18	7,000	7,082
Starbucks Corp.	2.000%	12/5/18	2,000	2,011
Starbucks Corp.	3.850%	10/1/23	12,000	12,458
Target Corp.	2.900%	1/15/22	4,500	4,444
Time Warner Inc.	4.875%	3/15/20	5,000	5,576
Time Warner Inc.	4.750%	3/29/21	6,500	7,194
Time Warner Inc.	4.000%	1/15/22	5,000	5,228
TJX Cos. Inc.	6.950%	4/15/19	15,663	19,102
TJX Cos. Inc.	2.500%	5/15/23	13,000	12,200
Toyota Motor Credit Corp.	4.500%	6/17/20	9,000	9,937
Toyota Motor Credit Corp.	4.250%	1/11/21	5,155	5,623
Toyota Motor Credit Corp.	3.400%	9/15/21	12,460	12,876
Toyota Motor Credit Corp.	3.300%	1/12/22	16,000	16,279
Toyota Motor Credit Corp.	2.625%	1/10/23	6,000	5,739
VF Corp.	3.500%	9/1/21	14,255	14,736
Viacom Inc.	3.125%	6/15/22	4,365	4,252
Viacom Inc.	4.250%	9/1/23	15,000	15,593
Viacom Inc.	3.875%	4/1/24	8,000	8,053
7 Volkswagen International Finance NV	2.125%	11/20/18	6,955	6,982
7 Volkswagen International Finance NV	4.000%	8/12/20	7,500	8,066
8 Volkswagen Leasing GmbH	2.625%	1/15/24	4,000	5,687
Wal-Mart Stores Inc.	3.625%	7/8/20	5,515	5,883
Wal-Mart Stores Inc.	3.250%	10/25/20	21,195	22,070

Wal-Mart Stores Inc.	4.250%	4/15/21	14,824	16,257
8 Wal-Mart Stores Inc.	1.900%	4/8/22	7,000	9,746
Wal-Mart Stores Inc.	2.550%	4/11/23	57,500	54,818
Wal-Mart Stores Inc.	3.300%	4/22/24	16,300	16,241
Walgreen Co.	5.250%	1/15/19	4,125	4,672
Walgreen Co.	3.100%	9/15/22	19,000	18,448
Walt Disney Co.	2.750%	8/16/21	11,500	11,558
Walt Disney Co.	2.550%	2/15/22	3,000	2,925
Walt Disney Co.	2.350%	12/1/22	10,000	9,437
7 Wesfarmers Ltd.	1.874%	3/20/18	6,000	5,942
8 Wesfarmers Ltd.	2.750%	8/2/22	5,000	7,216
Wyndham Worldwide Corp.	5.625%	3/1/21	2,500	2,748
Wyndham Worldwide Corp.	4.250%	3/1/22	4,000	4,074
Wyndham Worldwide Corp.	3.900%	3/1/23	2,000	1,985

Consumer Noncyclical (9.7%)
AbbVie Inc.	2.900%	11/6/22	8,025	7,798
Actavis Inc.	3.250%	10/1/22	15,000	14,523
Allergan Inc.	3.375%	9/15/20	9,000	8,954
Allergan Inc.	2.800%	3/15/23	5,000	4,555
Altria Group Inc.	9.700%	11/10/18	13,654	17,994
Altria Group Inc.	9.250%	8/6/19	8,014	10,645
Altria Group Inc.	4.750%	5/5/21	11,800	12,929
Altria Group Inc.	2.850%	8/9/22	10,000	9,500
AmerisourceBergen Corp.	4.875%	11/15/19	6,270	7,043
AmerisourceBergen Corp.	3.500%	11/15/21	10,000	10,312
Amgen Inc.	6.150%	6/1/18	5,000	5,839
Amgen Inc.	3.450%	10/1/20	8,750	9,090
Amgen Inc.	3.625%	5/15/22	12,000	12,296
Anheuser-Busch Cos. LLC	5.500%	1/15/18	80	91
Anheuser-Busch Cos. LLC	5.000%	3/1/19	3,145	3,559
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	20,382	19,403
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	28,000	28,543
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	5,570	6,918
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	18,514	22,732
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	32,085	37,055
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	18,286	20,792
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	44,177	42,076
Archer-Daniels-Midland Co.	5.450%	3/15/18	6,388	7,255
Archer-Daniels-Midland Co.	4.479%	3/1/21	7,750	8,466
Avon Products Inc.	4.600%	3/15/20	3,350	3,441
Avon Products Inc.	5.000%	3/15/23	2,500	2,517
7 BAT International Finance plc	9.500%	11/15/18	4,000	5,211
Baxter International Inc.	5.375%	6/1/18	2,000	2,272
Baxter International Inc.	4.500%	8/15/19	2,000	2,204
Baxter International Inc.	4.250%	3/15/20	3,000	3,292
Baxter International Inc.	2.400%	8/15/22	10,965	10,215
Baxter International Inc.	3.200%	6/15/23	7,670	7,490
Becton Dickinson & Co.	5.000%	5/15/19	4,700	5,317
Becton Dickinson & Co.	3.250%	11/12/20	7,000	7,227
Becton Dickinson & Co.	3.125%	11/8/21	5,025	5,137
Boston Scientific Corp.	6.000%	1/15/20	6,500	7,534
Boston Scientific Corp.	4.125%	10/1/23	2,000	2,058
Bottling Group LLC	5.125%	1/15/19	2,275	2,588
Bristol-Myers Squibb Co.	2.000%	8/1/22	8,200	7,524
Brown-Forman Corp.	1.000%	1/15/18	930	909
Brown-Forman Corp.	2.250%	1/15/23	4,350	4,015
Cardinal Health Inc.	4.625%	12/15/20	6,352	6,973

Cardinal Health Inc.	3.200%	3/15/23	2,500	2,443
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,500	1,425
Catholic Health Initiatives Colorado GO	4.200%	8/1/23	2,000	2,055
Celgene Corp.	3.950%	10/15/20	5,762	6,093
Celgene Corp.	3.250%	8/15/22	7,000	6,898
Clorox Co.	3.800%	11/15/21	5,000	5,212
Clorox Co.	3.050%	9/15/22	3,000	2,941
Coca-Cola Co.	4.875%	3/15/19	9,200	10,445
Coca-Cola Co.	3.150%	11/15/20	17,950	18,611
Coca-Cola Co.	3.300%	9/1/21	34,245	35,478
Coca-Cola Co.	3.200%	11/1/23	8,000	7,991
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	3,095	3,106
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	5,000	5,477
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	12,500	12,753
Colgate-Palmolive Co.	2.300%	5/3/22	8,000	7,669
Colgate-Palmolive Co.	1.950%	2/1/23	2,079	1,895
Colgate-Palmolive Co.	2.100%	5/1/23	10,000	9,189
ConAgra Foods Inc.	7.000%	4/15/19	3,200	3,849
ConAgra Foods Inc.	3.250%	9/15/22	5,000	4,884
ConAgra Foods Inc.	3.200%	1/25/23	5,000	4,832
Constellation Brands Inc.	3.750%	5/1/21	4,250	4,165
Constellation Brands Inc.	4.250%	5/1/23	2,250	2,205
Covidien International Finance SA	4.200%	6/15/20	5,000	5,352
Covidien International Finance SA	3.200%	6/15/22	13,500	13,487
Covidien International Finance SA	2.950%	6/15/23	25,330	24,340
CR Bard Inc.	4.400%	1/15/21	13,000	14,077
Delhaize Group SA	6.500%	6/15/17	5,880	6,673
Delhaize Group SA	4.125%	4/10/19	5,000	5,212
DENTSPLY International Inc.	4.125%	8/15/21	1,900	1,974
Diageo Capital plc	4.828%	7/15/20	12,989	14,568
Diageo Capital plc	2.625%	4/29/23	15,000	14,159
Diageo Investment Corp.	2.875%	5/11/22	16,000	15,687
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	5,000	5,059
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	2,500	2,440
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	3,000	2,841
Estee Lauder Cos. Inc.	2.350%	8/15/22	5,000	4,716
Express Scripts Holding Co.	7.250%	6/15/19	3,000	3,661
Express Scripts Holding Co.	4.750%	11/15/21	13,625	14,929
Express Scripts Holding Co.	3.900%	2/15/22	8,000	8,314
Flowers Foods Inc.	4.375%	4/1/22	2,000	2,073
General Mills Inc.	5.650%	2/15/19	3,000	3,500
General Mills Inc.	3.150%	12/15/21	8,000	8,112
Genzyme Corp.	5.000%	6/15/20	15,349	17,358
Gilead Sciences Inc.	2.050%	4/1/19	3,815	3,798
Gilead Sciences Inc.	4.500%	4/1/21	7,996	8,779
Gilead Sciences Inc.	4.400%	12/1/21	14,050	15,301
Gilead Sciences Inc.	3.700%	4/1/24	7,000	7,096
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	7,400	8,519
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	12,000	11,593
GlaxoSmithKline Capital plc	2.850%	5/8/22	24,000	23,622
Hasbro Inc.	6.300%	9/15/17	5,000	5,693
7 Hawk Acquisition Sub Inc.	4.250%	10/15/20	2,100	2,074
Hershey Co.	4.850%	8/15/15	5,000	5,286
Hershey Co.	4.125%	12/1/20	4,125	4,512
Hormel Foods Corp.	4.125%	4/15/21	3,350	3,588
Kaiser Foundation Hospitals	3.500%	4/1/22	5,765	5,748
Kimberly-Clark Corp.	7.500%	11/1/18	10,000	12,377
Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,503

Koninklijke Philips NV	3.750%	3/15/22	22,849	23,711
Kraft Foods Group Inc.	6.125%	8/23/18	6,000	7,016
Kraft Foods Group Inc.	3.500%	6/6/22	17,600	17,881
Kroger Co.	2.200%	1/15/17	2,920	2,991
Kroger Co.	3.300%	1/15/21	5,500	5,568
Kroger Co.	3.400%	4/15/22	3,000	3,001
Kroger Co.	3.850%	8/1/23	5,000	5,084
Life Technologies Corp.	6.000%	3/1/20	5,000	5,818
Lorillard Tobacco Co.	2.300%	8/21/17	4,000	4,094
Lorillard Tobacco Co.	8.125%	6/23/19	6,000	7,474
Lorillard Tobacco Co.	6.875%	5/1/20	17,065	20,159
McKesson Corp.	7.500%	2/15/19	6,100	7,523
McKesson Corp.	2.700%	12/15/22	8,469	8,034
McKesson Corp.	2.850%	3/15/23	5,000	4,775
Medco Health Solutions Inc.	7.125%	3/15/18	5,185	6,152
Medtronic Inc.	4.450%	3/15/20	10,000	11,089
Medtronic Inc.	4.125%	3/15/21	8,558	9,276
Medtronic Inc.	3.125%	3/15/22	7,000	7,074
Medtronic Inc.	2.750%	4/1/23	20,000	19,167
Medtronic Inc.	3.625%	3/15/24	10,000	10,159
Merck & Co. Inc.	6.000%	9/15/17	5,000	5,780
Merck & Co. Inc.	3.875%	1/15/21	16,450	17,633
Merck & Co. Inc.	2.400%	9/15/22	5,950	5,631
Merck & Co. Inc.	2.800%	5/18/23	22,500	21,587
Merck Sharp & Dohme Corp.	5.000%	6/30/19	10,000	11,386
Mondelez International Inc.	4.000%	2/1/24	6,000	6,115
Mylan Inc.	2.600%	6/24/18	5,940	6,023
7 Mylan Inc.	3.125%	1/15/23	11,325	10,834
Mylan Inc.	4.200%	11/29/23	7,850	8,066
Newell Rubbermaid Inc.	2.050%	12/1/17	2,180	2,195
Newell Rubbermaid Inc.	4.700%	8/15/20	5,000	5,363
Novartis Capital Corp.	4.400%	4/24/20	15,000	16,629
Novartis Capital Corp.	2.400%	9/21/22	14,555	13,867
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,894	3,297
PepsiCo Inc.	5.000%	6/1/18	4,500	5,072
PepsiCo Inc.	4.500%	1/15/20	13,800	15,284
PepsiCo Inc.	3.125%	11/1/20	7,000	7,229
PepsiCo Inc.	3.000%	8/25/21	17,990	18,151
PepsiCo Inc.	2.750%	3/5/22	13,860	13,569
PepsiCo Inc.	3.600%	3/1/24	18,000	18,263
PerkinElmer Inc.	5.000%	11/15/21	8,000	8,578
7 Pernod Ricard SA	5.750%	4/7/21	2,250	2,566
7 Pernod Ricard SA	4.450%	1/15/22	5,000	5,265
7 Pernod Ricard SA	4.250%	7/15/22	5,000	5,192
Pfizer Inc.	3.000%	6/15/23	15,000	14,598
Pharmacia Corp.	6.500%	12/1/18	6,045	7,230
Philip Morris International Inc.	4.500%	3/26/20	11,750	12,939
Philip Morris International Inc.	2.900%	11/15/21	6,000	5,995
Philip Morris International Inc.	2.500%	8/22/22	13,425	12,789
Philip Morris International Inc.	2.625%	3/6/23	2,000	1,900
Philip Morris International Inc.	3.600%	11/15/23	5,000	5,084
Procter & Gamble Co.	2.300%	2/6/22	9,275	8,933
Quest Diagnostics Inc.	4.750%	1/30/20	2,000	2,158
Quest Diagnostics Inc.	4.700%	4/1/21	4,000	4,289
Quest Diagnostics Inc.	4.250%	4/1/24	2,000	2,019
Reynolds American Inc.	3.250%	11/1/22	5,011	4,773
7 Roche Holdings Inc.	6.000%	3/1/19	13,042	15,340
Sanofi	2.625%	3/29/16	7,360	7,643

Sanofi	1.250%	4/10/18	13,615	13,401
Sanofi	4.000%	3/29/21	23,500	25,329
St. Jude Medical Inc.	3.250%	4/15/23	37,138	36,253
Stryker Corp.	4.375%	1/15/20	10,000	11,015
Stryker Corp.	3.375%	5/15/24	9,000	8,956
Sysco Corp.	5.250%	2/12/18	12,000	13,416
Sysco Corp.	2.600%	6/12/22	4,000	3,837
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	20,550	21,007
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	30,800	29,276
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	19,535	19,969
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	7,000	6,862
Thermo Fisher Scientific Inc.	5.000%	6/1/15	3,100	3,244
Thermo Fisher Scientific Inc.	2.250%	8/15/16	2,840	2,923
Thermo Fisher Scientific Inc.	4.700%	5/1/20	4,400	4,829
Thermo Fisher Scientific Inc.	4.500%	3/1/21	4,100	4,447
Tyson Foods Inc.	4.500%	6/15/22	15,750	16,656
Unilever Capital Corp.	4.800%	2/15/19	1,920	2,156
Unilever Capital Corp.	4.250%	2/10/21	9,300	10,196
Wyeth LLC	5.500%	2/15/16	5,000	5,428
Zoetis Inc.	1.875%	2/1/18	4,000	3,994
Zoetis Inc.	3.250%	2/1/23	10,000	9,766

Energy (5.6%)
Apache Corp.	3.625%	2/1/21	6,000	6,327
Apache Corp.	3.250%	4/15/22	15,324	15,579
Baker Hughes Inc.	7.500%	11/15/18	4,845	5,966
BP Capital Markets plc	1.375%	5/10/18	2,000	1,968
BP Capital Markets plc	4.750%	3/10/19	8,350	9,338
BP Capital Markets plc	4.500%	10/1/20	20,500	22,600
BP Capital Markets plc	4.742%	3/11/21	8,748	9,729
BP Capital Markets plc	3.561%	11/1/21	31,470	32,533
BP Capital Markets plc	3.245%	5/6/22	35,000	35,054
BP Capital Markets plc	2.500%	11/6/22	11,500	10,837
BP Capital Markets plc	2.750%	5/10/23	34,560	32,717
BP Capital Markets plc	3.994%	9/26/23	5,000	5,207
BP Capital Markets plc	3.814%	2/10/24	25,500	26,022
Cameron International Corp.	4.000%	12/15/23	5,000	5,078
Chevron Corp.	4.950%	3/3/19	3,347	3,820
Chevron Corp.	2.427%	6/24/20	8,000	8,060
Chevron Corp.	2.355%	12/5/22	39,000	36,929
Chevron Corp.	3.191%	6/24/23	37,083	37,105
ConocoPhillips	5.750%	2/1/19	11,935	13,946
ConocoPhillips	6.000%	1/15/20	5,000	5,948
ConocoPhillips Co.	2.400%	12/15/22	10,000	9,479
Continental Resources Inc.	5.000%	9/15/22	7,000	7,376
Continental Resources Inc.	4.500%	4/15/23	6,000	6,300
Devon Energy Corp.	6.300%	1/15/19	5,000	5,877
Diamond Offshore Drilling Inc.	5.875%	5/1/19	5,000	5,819
Diamond Offshore Drilling Inc.	3.450%	11/1/23	6,000	5,946
Ensco plc	4.700%	3/15/21	10,000	10,794
EOG Resources Inc.	5.625%	6/1/19	10,250	11,876
EOG Resources Inc.	4.400%	6/1/20	12,000	13,253
EOG Resources Inc.	4.100%	2/1/21	6,000	6,482
EOG Resources Inc.	2.625%	3/15/23	15,958	15,215
EQT Corp.	8.125%	6/1/19	5,500	6,754
Halliburton Co.	6.150%	9/15/19	12,631	15,067
Halliburton Co.	3.250%	11/15/21	10,800	11,074
Halliburton Co.	3.500%	8/1/23	5,000	5,078

Hess Corp.	8.125%	2/15/19	5,075	6,401
7 Motiva Enterprises LLC	5.750%	1/15/20	5,000	5,702
Nabors Industries Inc.	5.000%	9/15/20	3,319	3,629
National Oilwell Varco Inc.	2.600%	12/1/22	34,000	32,424
Noble Energy Inc.	8.250%	3/1/19	6,000	7,504
Noble Holding International Ltd.	4.900%	8/1/20	5,000	5,394
Noble Holding International Ltd.	3.950%	3/15/22	1,000	1,000
Occidental Petroleum Corp.	4.100%	2/1/21	24,525	26,559
Occidental Petroleum Corp.	3.125%	2/15/22	19,080	19,095
Occidental Petroleum Corp.	2.700%	2/15/23	26,604	25,527
Petro-Canada	6.050%	5/15/18	4,000	4,623
Phillips 66	2.950%	5/1/17	4,000	4,188
Phillips 66	4.300%	4/1/22	9,000	9,645
Pioneer Natural Resources Co.	3.950%	7/15/22	5,000	5,154
Pride International Inc.	6.875%	8/15/20	9,178	11,033
Rowan Cos. Inc.	4.875%	6/1/22	8,000	8,466
Schlumberger Investment SA	3.650%	12/1/23	22,000	22,476
Shell International Finance BV	5.200%	3/22/17	2,680	2,987
Shell International Finance BV	4.300%	9/22/19	16,000	17,710
Shell International Finance BV	4.375%	3/25/20	14,035	15,562
Shell International Finance BV	2.375%	8/21/22	39,609	37,653
Shell International Finance BV	2.250%	1/6/23	3,500	3,262
Shell International Finance BV	3.400%	8/12/23	5,000	5,050
Southwestern Energy Co.	7.500%	2/1/18	5,000	5,962
Southwestern Energy Co.	4.100%	3/15/22	5,000	5,210
Suncor Energy Inc.	6.100%	6/1/18	5,000	5,791
Talisman Energy Inc.	7.750%	6/1/19	3,000	3,675
Talisman Energy Inc.	3.750%	2/1/21	3,300	3,319
Total Capital Canada Ltd.	1.450%	1/15/18	7,700	7,677
Total Capital Canada Ltd.	2.750%	7/15/23	7,000	6,673
Total Capital International SA	2.875%	2/17/22	28,500	28,150
Total Capital International SA	2.700%	1/25/23	23,160	22,125
Total Capital International SA	3.700%	1/15/24	10,000	10,260
Total Capital International SA	3.750%	4/10/24	25,000	25,700
Total Capital SA	4.450%	6/24/20	25,212	27,941
Total Capital SA	4.125%	1/28/21	12,525	13,574
Transocean Inc.	6.500%	11/15/20	5,000	5,649
Transocean Inc.	6.375%	12/15/21	18,000	20,323
Transocean Inc.	3.800%	10/15/22	5,000	4,799
Valero Energy Corp.	9.375%	3/15/19	4,200	5,495
Weatherford International Ltd.	6.000%	3/15/18	10,000	11,429
Weatherford International Ltd.	9.625%	3/1/19	3,750	4,930
Weatherford International Ltd.	5.125%	9/15/20	5,000	5,536

Technology (4.9%)
Agilent Technologies Inc.	5.000%	7/15/20	11,000	12,082
Altera Corp.	1.750%	5/15/17	3,205	3,237
Altera Corp.	2.500%	11/15/18	10,000	10,110
Altera Corp.	4.100%	11/15/23	4,623	4,732
Apple Inc.	2.850%	5/6/21	25,625	25,733
Apple Inc.	2.400%	5/3/23	78,300	73,185
Apple Inc.	3.450%	5/6/24	29,000	29,066
Applied Materials Inc.	4.300%	6/15/21	13,615	14,783
Baidu Inc.	3.250%	8/6/18	10,100	10,260
Baidu Inc.	3.500%	11/28/22	13,000	12,395
Broadcom Corp.	2.500%	8/15/22	15,000	13,998
Cisco Systems Inc.	4.950%	2/15/19	11,800	13,319
Cisco Systems Inc.	4.450%	1/15/20	25,000	27,566

	Cisco Systems Inc.	3.625%	3/4/24	15,000	15,238
	Corning Inc.	1.450%	11/15/17	5,150	5,097
	Corning Inc.	6.625%	5/15/19	5,710	6,866
	Corning Inc.	4.250%	8/15/20	9,000	9,847
	Corning Inc.	3.700%	11/15/23	15,000	15,298
	EMC Corp.	1.875%	6/1/18	6,700	6,726
	EMC Corp.	2.650%	6/1/20	21,955	22,097
	EMC Corp.	3.375%	6/1/23	9,000	9,078
	Equifax Inc.	6.300%	7/1/17	5,000	5,696
	Fidelity National Information Services Inc.	3.500%	4/15/23	9,165	8,855
	Fiserv Inc.	3.500%	10/1/22	8,000	7,929
	Hewlett-Packard Co.	5.400%	3/1/17	2,500	2,785
	Hewlett-Packard Co.	5.500%	3/1/18	2,000	2,265
	Hewlett-Packard Co.	2.750%	1/14/19	6,250	6,351
	Hewlett-Packard Co.	4.300%	6/1/21	20,000	21,016
	Hewlett-Packard Co.	4.375%	9/15/21	13,022	13,753
	Hewlett-Packard Co.	4.650%	12/9/21	5,000	5,362
	Intel Corp.	1.350%	12/15/17	9,000	9,002
	Intel Corp.	3.300%	10/1/21	44,900	46,079
	Intel Corp.	2.700%	12/15/22	38,000	36,682
	International Business Machines Corp.	7.625%	10/15/18	14,500	17,949
	International Business Machines Corp.	1.625%	5/15/20	20,000	19,000
	International Business Machines Corp.	2.900%	11/1/21	13,000	13,067
	International Business Machines Corp.	1.875%	8/1/22	11,000	10,009
	International Business Machines Corp.	3.375%	8/1/23	31,000	30,979
	International Business Machines Corp.	3.625%	2/12/24	23,000	23,248
	Microsoft Corp.	4.200%	6/1/19	3,800	4,224
	Microsoft Corp.	4.000%	2/8/21	8,000	8,750
	Microsoft Corp.	2.125%	11/15/22	17,500	16,389
	Microsoft Corp.	2.375%	5/1/23	10,000	9,418
	Microsoft Corp.	3.625%	12/15/23	19,000	19,690
	Motorola Solutions Inc.	3.750%	5/15/22	7,000	6,960
	Oracle Corp.	5.750%	4/15/18	4,160	4,794
	Oracle Corp.	2.375%	1/15/19	3,250	3,304
	Oracle Corp.	5.000%	7/8/19	14,000	15,868
	Oracle Corp.	3.875%	7/15/20	13,000	13,978
	Oracle Corp.	2.500%	10/15/22	33,000	31,342
	Oracle Corp.	3.625%	7/15/23	14,000	14,366
	Pitney Bowes Inc.	5.750%	9/15/17	707	795
	Pitney Bowes Inc.	4.625%	3/15/24	5,000	5,024
7	Seagate HDD Cayman	3.750%	11/15/18	5,670	5,868
	Texas Instruments Inc.	2.250%	5/1/23	5,000	4,575
	Tyco Electronics Group SA	6.550%	10/1/17	2,990	3,462
	Verisk Analytics Inc.	4.125%	9/12/22	14,764	14,953
	Xerox Corp.	6.350%	5/15/18	5,000	5,822
	Xerox Corp.	5.625%	12/15/19	8,000	9,164
	Xilinx Inc.	3.000%	3/15/21	19,000	19,078

	Transportation (1.4%)
[5,7] American Airlines 2013-2 Class A Pass
	Through Trust	4.950%	7/15/24	6,793	7,294
	Burlington Northern Santa Fe LLC	8.125%	4/15/20	5,000	6,304
	Canadian National Railway Co.	2.850%	12/15/21	7,380	7,383
	Canadian Pacific Railway Co.	7.250%	5/15/19	3,375	4,099
	Canadian Pacific Railway Co.	4.450%	3/15/23	5,085	5,421
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	5,325	5,676
5	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	1,965	2,118

5	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	339	365
5	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	1,488	1,712
5	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	1,493	1,717
5	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	4,130	4,832
5	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	1,474	1,555
	CSX Corp.	7.900%	5/1/17	5,000	5,917
	CSX Corp.	7.375%	2/1/19	3,375	4,130
	CSX Corp.	3.700%	11/1/23	9,345	9,470
5,11 Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	1,996	2,331
5	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	2,140	2,523
5	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	12/17/19	4,642	5,454
5	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	7,819	8,757
5	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	3,497	3,785
7	ERAC USA Finance LLC	6.375%	10/15/17	6,370	7,358
7	ERAC USA Finance LLC	5.250%	10/1/20	3,750	4,200
7	ERAC USA Finance LLC	4.500%	8/16/21	5,000	5,351
5	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	3,525	3,428
	JB Hunt Transport Services Inc.	3.375%	9/15/15	4,920	5,071
	JB Hunt Transport Services Inc.	2.400%	3/15/19	1,780	1,784
	JB Hunt Transport Services Inc.	3.850%	3/15/24	2,000	2,024
4,5,11 JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.686%	5/15/18	2,465	2,397
	Ryder System Inc.	2.500%	3/1/17	2,000	2,052
	Ryder System Inc.	2.350%	2/26/19	8,120	8,118
5	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	3,872	4,443
	Union Pacific Corp.	4.000%	2/1/21	10,000	10,768
	Union Pacific Corp.	2.750%	4/15/23	1,560	1,492
	Union Pacific Corp.	3.750%	3/15/24	11,340	11,656
	United Continental Holdings Inc.	6.375%	6/1/18	2,775	2,990
	United Parcel Service Inc.	5.500%	1/15/18	5,100	5,818
	United Parcel Service Inc.	3.125%	1/15/21	34,200	35,204
	United Parcel Service Inc.	2.450%	10/1/22	30,700	29,292
					6,967,599
Utilities (7.6%)
	Electric (6.3%)
	Alabama Power Co.	3.375%	10/1/20	7,000	7,300
	Alabama Power Co.	3.550%	12/1/23	5,750	5,856
	Ameren Illinois Co.	6.125%	11/15/17	1,650	1,916
	Ameren Illinois Co.	2.700%	9/1/22	22,449	21,838
	American Electric Power Co. Inc.	1.650%	12/15/17	4,770	4,761
	Appalachian Power Co.	5.000%	6/1/17	640	698
	Appalachian Power Co.	4.600%	3/30/21	3,000	3,293
	Arizona Public Service Co.	8.750%	3/1/19	10,850	13,961
	Baltimore Gas & Electric Co.	3.500%	11/15/21	8,925	9,240
	Baltimore Gas & Electric Co.	2.800%	8/15/22	8,600	8,349

	Baltimore Gas & Electric Co.	3.350%	7/1/23	12,575	12,572
	Berkshire Hathaway Energy Co.	5.750%	4/1/18	8,380	9,570
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	8,000	8,159
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	7,330	6,904
	CenterPoint Energy Inc.	5.950%	2/1/17	3,115	3,504
	CenterPoint Energy Inc.	6.500%	5/1/18	2,000	2,323
	CMS Energy Corp.	6.550%	7/17/17	750	866
	CMS Energy Corp.	5.050%	2/15/18	4,730	5,261
	CMS Energy Corp.	8.750%	6/15/19	11,180	14,448
	CMS Energy Corp.	6.250%	2/1/20	3,255	3,845
	Commonwealth Edison Co.	5.950%	8/15/16	5,000	5,548
	Commonwealth Edison Co.	1.950%	9/1/16	2,500	2,560
	Commonwealth Edison Co.	6.150%	9/15/17	1,570	1,809
	Commonwealth Edison Co.	5.800%	3/15/18	4,110	4,716
	Commonwealth Edison Co.	4.000%	8/1/20	19,071	20,593
	Commonwealth Edison Co.	3.400%	9/1/21	5,400	5,558
	Connecticut Light & Power Co.	5.650%	5/1/18	3,100	3,523
	Connecticut Light & Power Co.	5.500%	2/1/19	11,695	13,369
	Connecticut Light & Power Co.	2.500%	1/15/23	18,240	17,300
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	11,275	13,581
	Consumers Energy Co.	5.650%	9/15/18	1,000	1,153
	Consumers Energy Co.	6.125%	3/15/19	5,600	6,629
	Consumers Energy Co.	6.700%	9/15/19	6,319	7,705
	Consumers Energy Co.	5.650%	4/15/20	10,683	12,464
	Consumers Energy Co.	2.850%	5/15/22	15,640	15,437
	Consumers Energy Co.	3.375%	8/15/23	3,144	3,167
	DTE Electric Co.	3.450%	10/1/20	7,680	8,033
	DTE Electric Co.	3.900%	6/1/21	14,650	15,616
	DTE Electric Co.	2.650%	6/15/22	1,000	969
	Duke Energy Carolinas LLC	1.750%	12/15/16	2,875	2,938
	Duke Energy Carolinas LLC	7.000%	11/15/18	6,100	7,386
	Duke Energy Carolinas LLC	4.300%	6/15/20	12,915	14,137
	Duke Energy Carolinas LLC	3.900%	6/15/21	4,966	5,328
	Duke Energy Corp.	2.100%	6/15/18	2,445	2,462
	Duke Energy Corp.	6.250%	6/15/18	4,272	4,969
	Duke Energy Florida Inc.	5.650%	6/15/18	6,005	6,898
	Duke Energy Florida Inc.	4.550%	4/1/20	9,645	10,705
	Duke Energy Florida Inc.	3.100%	8/15/21	4,400	4,477
	Duke Energy Indiana Inc.	3.750%	7/15/20	14,270	15,140
	Duke Energy Ohio Inc.	5.450%	4/1/19	5,000	5,763
	Duke Energy Progress Inc.	5.300%	1/15/19	13,177	15,037
	Duke Energy Progress Inc.	3.000%	9/15/21	17,523	17,774
	Duke Energy Progress Inc.	2.800%	5/15/22	6,850	6,737
7	EDP Finance BV	5.250%	1/14/21	1,510	1,571
	Entergy Arkansas Inc.	3.750%	2/15/21	3,770	3,958
	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	1,260	1,433
	Entergy Louisiana LLC	4.800%	5/1/21	12,780	14,133
	Entergy Louisiana LLC	3.300%	12/1/22	6,915	7,017
	Entergy Texas Inc.	7.125%	2/1/19	5,485	6,621
	Exelon Generation Co. LLC	4.000%	10/1/20	4,000	4,180
	Exelon Generation Co. LLC	4.250%	6/15/22	5,000	5,137
	FirstEnergy Corp.	2.750%	3/15/18	7,790	7,845
	FirstEnergy Corp.	4.250%	3/15/23	6,140	6,014
	Florida Power & Light Co.	2.750%	6/1/23	9,200	8,959
[5,7] FPL Energy Marcus Hook LP		7.590%	7/10/18	5,045	5,335
	Georgia Power Co.	5.700%	6/1/17	1,185	1,340
	Georgia Power Co.	5.400%	6/1/18	8,000	9,111
	Indiana Michigan Power Co.	7.000%	3/15/19	5,000	6,051

7 Kansas Gas & Electric Co.	6.700%	6/15/19	4,824	5,817
Kentucky Utilities Co.	3.250%	11/1/20	9,740	10,054
LG&E & KU Energy LLC	3.750%	11/15/20	13,086	13,597
LG&E & KU Energy LLC	4.375%	10/1/21	9,785	10,383
Metropolitan Edison Co.	7.700%	1/15/19	5,000	6,045
MidAmerican Energy Co.	5.300%	3/15/18	7,997	9,064
MidAmerican Energy Co.	3.700%	9/15/23	5,500	5,715
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	7,691	8,628
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	9,980	13,518
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	5,450	5,370
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	12,340	12,371
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	5,385	5,405
Nevada Power Co.	6.500%	8/1/18	2,337	2,771
Nevada Power Co.	7.125%	3/15/19	7,350	9,019
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	8,976	10,388
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	8,755	9,399
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	930	915
5 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,850	2,807
7 Niagara Mohawk Power Corp.	2.721%	11/28/22	2,000	1,917
Northeast Utilities	2.800%	5/1/23	2,000	1,895
Northern States Power Co.	2.150%	8/15/22	3,000	2,807
NSTAR Electric Co.	5.625%	11/15/17	3,000	3,411
NSTAR Electric Co.	2.375%	10/15/22	7,700	7,270
NSTAR LLC	4.500%	11/15/19	7,000	7,611
NV Energy Inc.	6.250%	11/15/20	12,485	14,764
8 Origin Energy Finance Ltd.	3.500%	10/4/21	2,500	3,679
Pacific Gas & Electric Co.	3.500%	10/1/20	29,000	30,243
Pacific Gas & Electric Co.	4.250%	5/15/21	15,200	16,363
Pacific Gas & Electric Co.	3.250%	9/15/21	4,050	4,116
Pacific Gas & Electric Co.	2.450%	8/15/22	6,500	6,133
Pacific Gas & Electric Co.	3.250%	6/15/23	10,500	10,350
PacifiCorp	5.500%	1/15/19	11,244	12,958
PacifiCorp	3.850%	6/15/21	20,344	21,627
PacifiCorp	2.950%	2/1/22	5,954	5,920
Pennsylvania Electric Co.	6.050%	9/1/17	1,415	1,596
Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,246
Potomac Electric Power Co.	3.600%	3/15/24	6,400	6,532
PPL Capital Funding Inc.	3.950%	3/15/24	3,500	3,579
PPL Electric Utilities Corp.	3.000%	9/15/21	15,868	16,011
7 PPL WEM Holdings plc	3.900%	5/1/16	2,875	3,020
7 PPL WEM Holdings plc	5.375%	5/1/21	3,000	3,306
Progress Energy Inc.	3.150%	4/1/22	5,000	4,971
Public Service Co. of Colorado	5.800%	8/1/18	3,280	3,780
Public Service Co. of Colorado	5.125%	6/1/19	2,500	2,852
Public Service Co. of Colorado	3.200%	11/15/20	5,000	5,165
Public Service Co. of Colorado	2.250%	9/15/22	5,000	4,716
Public Service Co. of New Mexico	7.950%	5/15/18	1,398	1,674
Public Service Electric & Gas Co.	3.500%	8/15/20	8,000	8,398
Public Service Electric & Gas Co.	2.375%	5/15/23	10,325	9,659
Puget Energy Inc.	6.500%	12/15/20	17,000	20,346
Puget Energy Inc.	5.625%	7/15/22	7,235	8,314
SCANA Corp.	6.250%	4/1/20	8,500	9,798
SCANA Corp.	4.750%	5/15/21	7,900	8,478

Sierra Pacific Power Co.	6.000%	5/15/16	2,500	2,763
Southern California Edison Co.	3.875%	6/1/21	11,156	11,940
Southern California Edison Co.	3.500%	10/1/23	17,500	17,890
Southwestern Electric Power Co.	5.550%	1/15/17	3,000	3,299
Southwestern Electric Power Co.	6.450%	1/15/19	2,118	2,504
Tampa Electric Co.	5.400%	5/15/21	13,000	15,041
Tampa Electric Co.	2.600%	9/15/22	4,070	3,908
TECO Finance Inc.	5.150%	3/15/20	14,332	15,964
UIL Holdings Corp.	4.625%	10/1/20	7,000	7,356
Union Electric Co.	6.400%	6/15/17	3,000	3,431
Union Electric Co.	6.700%	2/1/19	2,427	2,921
Union Electric Co.	3.500%	4/15/24	3,310	3,345
Virginia Electric & Power Co.	5.950%	9/15/17	5,000	5,758
Virginia Electric & Power Co.	5.400%	4/30/18	6,137	6,982
Virginia Electric & Power Co.	5.000%	6/30/19	3,930	4,448
Virginia Electric & Power Co.	3.450%	9/1/22	3,000	3,085
Westar Energy Inc.	5.100%	7/15/20	10,100	11,477
Western Massachusetts Electric Co.	3.500%	9/15/21	10,000	10,312
5 Wisconsin Energy Corp.	6.250%	5/15/67	6,415	6,632
Wisconsin Power & Light Co.	5.000%	7/15/19	4,500	5,039
Xcel Energy Inc.	5.613%	4/1/17	2,079	2,318

Natural Gas (1.3%)
Atmos Energy Corp.	8.500%	3/15/19	5,000	6,393
Boardwalk Pipelines LP	5.750%	9/15/19	4,935	5,396
Buckeye Partners LP	4.875%	2/1/21	5,000	5,380
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,000	3,250
7 Centrica plc	4.000%	10/16/23	2,170	2,166
DCP Midstream Operating LP	2.700%	4/1/19	1,430	1,439
El Paso Natural Gas Co. LLC	5.950%	4/15/17	3,000	3,371
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	18,295	21,238
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	5,150	5,572
El Paso Pipeline Partners Operating Co. LLC	4.300%	5/1/24	9,000	9,034
Enbridge Energy Partners LP	6.500%	4/15/18	1,750	2,030
Enbridge Energy Partners LP	5.200%	3/15/20	2,500	2,745
Enbridge Energy Partners LP	4.200%	9/15/21	6,150	6,503
5 Enbridge Energy Partners LP	8.050%	10/1/77	1,110	1,260
Energy Transfer Partners LP	9.700%	3/15/19	4,432	5,758
Energy Transfer Partners LP	9.000%	4/15/19	2,334	2,986
Energy Transfer Partners LP	4.650%	6/1/21	12,850	13,675
Energy Transfer Partners LP	5.200%	2/1/22	8,000	8,765
5 Enterprise Products Operating LLC	8.375%	8/1/66	3,000	3,397
Kinder Morgan Energy Partners LP	5.950%	2/15/18	1,230	1,402
Kinder Morgan Energy Partners LP	2.650%	2/1/19	2,100	2,113
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,410	6,948
Kinder Morgan Energy Partners LP	6.850%	2/15/20	8,227	9,787
Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,000	5,665
Kinder Morgan Energy Partners LP	4.150%	3/1/22	7,240	7,428
Nisource Finance Corp.	6.400%	3/15/18	1,463	1,696
Nisource Finance Corp.	6.800%	1/15/19	1,500	1,787
Nisource Finance Corp.	4.450%	12/1/21	3,225	3,431
Nisource Finance Corp.	6.125%	3/1/22	5,000	5,823
ONEOK Partners LP	8.625%	3/1/19	2,000	2,514
ONEOK Partners LP	3.375%	10/1/22	12,083	11,816
Sempra Energy	6.500%	6/1/16	13,327	14,848
Sempra Energy	2.300%	4/1/17	1,094	1,123
Sempra Energy	6.150%	6/15/18	5,938	6,902
Sempra Energy	9.800%	2/15/19	4,340	5,769

	Sempra Energy	2.875%	10/1/22	7,000	6,756
	Sempra Energy	4.050%	12/1/23	2,000	2,073
	Sunoco Logistics Partners Operations LP	4.650%	2/15/22	3,485	3,704
5	TransCanada PipeLines Ltd.	6.350%	5/15/67	4,000	4,150
	Williams Partners LP	4.500%	11/15/23	11,000	11,456

					1,303,583
Total Corporate Bonds (Cost $12,664,360)					13,057,615
Sovereign Bonds (U.S. Dollar-Denominated) (3.6%)
7	Abu Dhabi National Energy Co.	6.165%	10/25/17	1,000	1,145
7	Abu Dhabi National Energy Co.	3.625%	1/12/23	1,000	988
7	Aruba	4.625%	9/14/23	1,000	966
	Asian Development Bank	1.125%	3/15/17	4,000	4,027
	Asian Development Bank	1.875%	10/23/18	3,000	3,039
	Banco do Brasil SA	3.875%	10/10/22	1,000	928
7	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	4,500	4,663
7	Bank Nederlandse Gemeenten	1.375%	9/27/17	1,500	1,506
7	Bank Nederlandse Gemeenten	2.500%	1/23/23	1,000	958
7	Bank of China Hong Kong Ltd.	3.750%	11/8/16	920	964
7	Bermuda	5.603%	7/20/20	2,300	2,550
7	Bermuda	4.138%	1/3/23	2,000	1,982
7	Bermuda	4.854%	2/6/24	1,000	1,029
7	Caixa Economica Federal	2.375%	11/6/17	3,000	2,871
	Canada	0.875%	2/14/17	5,000	4,997
	Cayman Islands	5.950%	11/24/19	500	568
7	CEZ AS	4.250%	4/3/22	1,000	1,031
	China Development Bank Corp.	5.000%	10/15/15	1,500	1,582
7	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,000	988
7	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	946
	Corp. Andina de Fomento	3.750%	1/15/16	11,500	12,031
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,400	1,430
7	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	3,000	3,033
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	1,500	1,518
7	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	1,500	1,566
7	Democratic Socialist Republic of Sri Lanka	5.125%	4/11/19	2,000	2,009
	Ecopetrol SA	7.375%	9/18/43	1,000	1,195
7	Electricite de France	6.000%	1/22/14	50	54
[5,7] ENA Norte Trust		4.950%	4/25/28	1,856	1,887
	European Investment Bank	2.250%	3/15/16	8,000	8,268
	European Investment Bank	2.125%	7/15/16	10,000	10,338
	European Investment Bank	2.875%	9/15/20	20,000	20,697
	European Investment Bank	2.500%	4/15/21	7,000	7,021
	European Investment Bank	3.250%	1/29/24	2,000	2,033
	Export-Import Bank of Korea	5.875%	1/14/15	3,000	3,108
	Export-Import Bank of Korea	4.125%	9/9/15	2,000	2,089
	Export-Import Bank of Korea	2.875%	9/17/18	3,000	3,082
	Export-Import Bank of Korea	5.125%	6/29/20	2,000	2,241
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,051
	Export-Import Bank of Korea	4.000%	1/14/24	2,000	2,086
8	Federative Republic of Brazil	2.875%	4/1/21	4,150	5,792
	Federative Republic of Brazil	4.250%	1/7/25	3,300	3,288
	FMS Wertmanagement AoeR	1.625%	11/20/18	5,000	4,995
	Inter-American Development Bank	3.000%	2/21/24	6,425	6,456
	International Finance Corp.	1.000%	4/24/17	6,700	6,707
	International Finance Corp.	1.750%	9/4/18	3,000	3,022
7	IPIC GMTN Ltd.	5.500%	3/1/22	800	902

[12] Japan Bank for International Cooperation		2.500%	5/18/16	8,000	8,308
[12] Japan Bank for International Cooperation		2.125%	2/7/19	5,000	5,048
7	KazMunayGas National Co. JSC	4.400%	4/30/23	2,000	1,901
	KazMunayGas National Co. JSC	5.750%	4/30/43	550	499
13 KFW		1.250%	2/15/17	4,000	4,042
13 KFW		1.000%	6/11/18	11,750	11,548
13 KFW		2.750%	10/1/20	3,000	3,085
13 KFW		2.625%	1/25/22	9,000	9,020
13 KFW		2.000%	10/4/22	2,000	1,895
7	Kommunalbanken AS	1.000%	9/26/17	1,500	1,489
	Korea Development Bank	3.875%	5/4/17	5,000	5,309
	Korea Development Bank	1.500%	1/22/18	2,000	1,959
	Korea Finance Corp.	3.250%	9/20/16	1,000	1,047
	Korea Finance Corp.	4.625%	11/16/21	2,000	2,183
7	Korea Land & Housing Corp.	1.875%	8/2/17	5,000	5,000
7	Korea Western Power Co. Ltd.	3.125%	5/10/17	1,300	1,351
7	Korea Western Power Co. Ltd.	2.875%	10/10/18	2,000	2,028
7	Kowloon-Canton Railway Corp.	5.125%	5/20/19	2,500	2,810
[13] Landwirtschaftliche Rentenbank		2.125%	7/15/16	5,000	5,167
[13] Landwirtschaftliche Rentenbank		1.375%	10/23/19	2,000	1,938
	Nexen Energy ULC	6.200%	7/30/19	2,000	2,344
	North American Development Bank	2.300%	10/10/18	1,500	1,488
	North American Development Bank	2.400%	10/26/22	1,300	1,224
7	OCP SA	5.625%	4/25/24	1,200	1,203
	Pemex Project Funding Master Trust	5.750%	3/1/18	15,500	17,208
7	Pertamina Persero PT	6.000%	5/3/42	1,000	891
	Petrobras Global Finance BV	4.875%	3/17/20	3,900	3,958
	Petrobras Global Finance BV	4.375%	5/20/23	3,800	3,547
	Petrobras Global Finance BV	6.250%	3/17/24	7,900	8,281
	Petrobras International Finance Co.	5.875%	3/1/18	30,330	32,769
	Petrobras International Finance Co.	5.750%	1/20/20	16,375	17,257
	Petrobras International Finance Co.	5.375%	1/27/21	15,275	15,630
	Petroleos Mexicanos	8.000%	5/3/19	3,200	3,898
	Petroleos Mexicanos	6.000%	3/5/20	7,000	7,886
	Petroleos Mexicanos	5.500%	1/21/21	6,500	7,133
	Petroleos Mexicanos	4.875%	1/24/22	16,000	16,831
	Petroleos Mexicanos	3.500%	1/30/23	2,000	1,896
7	Petronas Capital Ltd.	5.250%	8/12/19	2,000	2,234
	Province of British Columbia	2.650%	9/22/21	1,500	1,500
	Province of Manitoba	1.750%	5/30/19	2,000	1,978
	Province of New Brunswick	2.750%	6/15/18	2,500	2,607
	Province of Ontario	1.000%	7/22/16	3,575	3,586
	Province of Ontario	3.000%	7/16/18	15,000	15,753
	Province of Ontario	4.000%	10/7/19	4,500	4,887
	PTT Public Co. Ltd.	3.375%	10/25/22	2,000	1,872
7,14 Qatari Diar Finance QSC		3.500%	7/21/15	500	514
7	Qtel International Finance Ltd.	4.750%	2/16/21	1,500	1,617
7	Qtel International Finance Ltd.	3.250%	2/21/23	700	659
	Quebec	2.750%	8/25/21	10,500	10,378
	Quebec	2.625%	2/13/23	5,700	5,445
7	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	2,725	2,774
	Republic of Chile	3.250%	9/14/21	4,700	4,753
	Republic of Colombia	7.375%	1/27/17	3,000	3,447
	Republic of Colombia	4.375%	7/12/21	14,200	15,066
	Republic of Colombia	6.125%	1/18/41	2,000	2,297
7	Republic of Costa Rica	7.000%	4/4/44	3,275	3,259
	Republic of Hungary	5.750%	11/22/23	1,650	1,730
	Republic of Hungary	5.375%	3/25/24	2,000	2,063

7	Republic of Iceland	4.875%	6/16/16	1,000	1,050
7	Republic of Indonesia	6.625%	2/17/37	1,000	1,080
	Republic of Indonesia	6.625%	2/17/37	655	709
	Republic of Italy	4.750%	1/25/16	1,000	1,061
	Republic of Italy	5.250%	9/20/16	13,500	14,632
	Republic of Italy	5.375%	6/12/17	7,000	7,701
	Republic of Korea	7.125%	4/16/19	1,500	1,840
7	Republic of Latvia	2.750%	1/12/20	1,000	967
7	Republic of Namibia	5.500%	11/3/21	500	525
	Republic of Namibia	5.500%	11/3/21	5,000	5,250
	Republic of Poland	3.875%	7/16/15	3,000	3,117
	Republic of Poland	6.375%	7/15/19	6,000	7,051
	Republic of Poland	5.125%	4/21/21	7,000	7,753
	Republic of Poland	4.000%	1/22/24	3,250	3,283
7	Republic of Serbia	5.875%	12/3/18	1,850	1,948
	Republic of South Africa	6.875%	5/27/19	2,000	2,311
	Republic of South Africa	5.875%	9/16/25	4,000	4,385
	Republic of Turkey	7.000%	9/26/16	29,250	32,296
	Republic of Turkey	5.625%	3/30/21	2,300	2,477
	Republic of Turkey	3.250%	3/23/23	9,500	8,562
	Republic of Turkey	5.750%	3/22/24	2,100	2,244
	Republic of Turkey	7.375%	2/5/25	6,500	7,756
	Rosneft Oil Co. via Rosneft International
	Finance Ltd.	4.199%	3/6/22	2,000	1,675
[5,7] Russian Federation		7.500%	3/31/30	719	800
7	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	2,000	2,018
7	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	1,800	1,827
	State of Israel	5.125%	3/26/19	2,550	2,880
	State of Israel	3.150%	6/30/23	2,000	1,944
7	State of Qatar	5.250%	1/20/20	1,000	1,136
	Statoil ASA	2.450%	1/17/23	3,000	2,836
	Statoil ASA	3.950%	5/15/43	1,000	946
	Statoil ASA	4.800%	11/8/43	2,000	2,161
	Svensk Exportkredit AB	1.750%	10/20/15	3,000	3,062
7	TDIC Finance Ltd.	6.500%	7/2/14	2,600	2,626
7	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	928
	United Mexican States	3.500%	1/21/21	4,000	4,083
	United Mexican States	5.550%	1/21/45	7,000	7,630
	United Mexican States	5.750%	10/12/10	5,800	5,842
	VTB Bank OJSC Via VTB Capital SA	6.000%	4/12/17	2,000	1,980
Total Sovereign Bonds (Cost $616,125)					625,489
Taxable Municipal Bonds (0.4%)
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.420%	5/1/21	4,000	4,021
	California GO	5.750%	3/1/17	2,000	2,273
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.995%	7/1/20	1,250	1,250
	Illinois GO	5.365%	3/1/17	1,000	1,099
	Illinois GO	5.000%	1/1/23	1,835	1,843
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	2.885%	1/1/21	1,000	973
	Johns Hopkins University Maryland GO	5.250%	7/1/19	713	815
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	12,000	12,587

Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-ELL	3.450%		2/1/22	5,475	5,784
4 Mississippi GO (Nissan North America, Inc.
Project)	0.852%		11/1/17	5,520	5,534
4 New Mexico Educational Assistance
Foundation 2013-1	0.852%		1/2/25	5,524	5,442
New York City NY Transitional Finance
Authority Future Tax Revenue	5.125%		2/1/24	1,500	1,687
New York State Dormitory Authority Revenue
(Employer Assessment)	3.892%		12/1/24	2,000	2,069
Port Authority of New York & New Jersey
Revenue	5.859%		12/1/24	2,000	2,424
San Diego County CA Regional Airport
Authority Revenue	3.730%		7/1/21	800	802
4 South Carolina Public Service Authority
Revenue	1.027%		6/1/15	8,250	8,279
Texas GO	3.682%		8/1/24	2,000	2,040
University of California Revenue	2.054%		5/15/18	500	508
University of California Revenue	2.300%		5/15/21	1,000	959
Total Taxable Municipal Bonds (Cost $58,938)					60,389

Tax-Exempt Municipal Bonds (0.4%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/42		2,910	3,238
Contra Costa CA Community College District
GO	5.000%	8/1/38		1,845	2,036
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37		1,630	1,793
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43		4,340	4,728
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		3,820	4,237
7 Louisiana Public Facilities Authority Dock &
Wharf Revenue (Impala Warehousing LLC
Project)	6.500%	7/1/36		3,300	3,435
Massachusetts GO	5.000%	8/1/37		6,340	7,073
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/16		2,565	2,713
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44		4,455	4,729
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45		2,970	3,174
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42		4,250	4,583
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/42		2,690	2,930
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/42		4,110	4,422
St. Louis MO Metropolitan Sewer District
Wastewater System Revenue	5.000%	5/1/42		4,255	4,666
University of California Revenue	5.000%	5/15/36		2,070	2,289
Washington GO	5.000%	8/1/37		7,709	8,558
Washington GO	5.000%	8/1/38		8,190	9,085
Total Tax-Exempt Municipal Bonds (Cost $69,348)					73,689

			Market Value
	Coupon	Shares	($000)
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
9 Lehman Brothers Holdings Inc. Pfd.	7.250%	8,740	—

Total Convertible Preferred Stocks (Cost $8,571)			—

Temporary Cash Investment (2.5%)
Money Market Fund (2.5%)
[15] Vanguard Market Liquidity Fund (Cost
$428,367)	0.124%	428,366,726	428,367

Total Investments (99.7%) (Cost $16,657,891)			17,098,818
Other Assets and Liabilities-Net (0.3%)			56,189
Net Assets (100%)			17,155,007

1 Securities with a value of $517,000 have been segregated as collateral for open over-the-counter swap contracts.
2 Securities with a value of $12,179,000 have been segregated as initial margin for open futures contracts.
3 Securities with a value of $858,000 have been segregated as initial margin for open cleared swap contracts.
4 Adjustable-rate security.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $1,155,016,000, representing 6.7% of net assets.
8 Face amount denominated in Euro.
9 Non-income-producing security--security in default.
10Face amount denominated in British pounds.
11Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
12Guaranteed by the Government of Japan.
13Guaranteed by the Federal Republic of Germany.
14Guaranteed by the State of Qatar.
15Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
USD—United School District.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	885,794	—
Asset Backed/Commercial Mortgage-Backed Securities	—	1,953,617	13,858
Corporate Bonds	—	13,052,278	5,337
Sovereign Bonds	—	625,489	—
Taxable Municipal Bonds	—	60,389	—
Tax-Exempt Municipal Bonds	—	73,689	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	428,367	—	—
Forward Currency Contracts—Assets	—	34	—
Forward Currency Contracts—Liabilities	—	(81)
Futures Contracts—Assets[1]	3,719	—	—
Futures Contracts—Liabilities[1]	(5,138)	—	—
Swap Contracts—Assets	73[1]	11,450	—
Swap Contracts—Liabilities	—	(2,488)	—
Total	427,021	16,660,171	19,195
1 Represents variation margin on the last day of the
reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation
5-Year U.S. Treasury Note	June 2014	9,099	1,086,904	837
10-Year U.S. Treasury Note	June 2014	(7,282)	(906,040)	(2,998)
2-Year U.S. Treasury Note	June 2014	(1,793)	(394,236)	(565)
30-Year U.S. Treasury Bond	June 2014	(741)	(99,989)	(336)
Dow Jones EURO STOXX 50 Index	June 2014	7	1,221	17
Ultra Long U.S. Treasury Bond	June 2014	(112)	(16,496)	(398)
				(3,443)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

		Contract Amount (000)
						Unrealized
						Appreciation
	Contract Settlement					(Depreciation
Counterparty	Date		Receive		Deliver	($000
BNP Paribas	6/3/14	USD	14,250	EUR	10,287	(22)
JP Morgan	5/2/14	USD	9,081	EUR	6,584	(53)
BNP Paribas	5/2/14	EUR	5,721	USD	7,926	12
BNP Paribas	5/2/14	USD	1,462	GBP	869	(6)
Barclays Capital	5/2/14	GBP	869	USD	1,459	9
BNP Paribas	6/3/14	GBP	869	USD	1461	6
Banc of America	5/2/14	EUR	863	USD	1,190	7
Barclays Capital	5/5/14	EUR	115	USD	159	-
						(47)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments calculated on the basis of a fixed rate applied to a notional amount, on specified dates and in a specified currency. Additionally, currency amounts are exchanged by the counterparties at the initiation of the contract, with an agreement to reverse the exchange of the currency amounts upon termination of the contract.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of pre-qualified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

Over the Counter Credit Default Swaps

				Remaining Up-	Periodic
				Front Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's Rating
Altria Group Inc./Baa1	6/20/2019	MSCS	10,000	(249)	1.000	5
AT&T Inc/A3	6/20/2019	DBAG	10,000	(155)	1.000	62
Bank of America Corp./Baa2	12/20/2017	MSCS	7,680	209	1.000	342
Belgium (Kingdom of)/Aa3	9/20/2017	RBS	1,200	38	1.000	69
BHP Billiton Ltd/A1	6/20/2019	DBAG	10,000	(165)	1.000	9

BP plc/A2	6/20/2019	GSCM	10,000	(234)	1.000	(48)
Brazil (Federative Republic
of)/Baa2	6/20/2019	GSCM	4,600	132	1.000	27
Brazil (Federative Republic
of)/Baa2	6/20/2019	MSCS	6,800	268	1.000	113
Brazil (Federative Republic
of)/Baa2	6/20/2019	MSCS	5,000	157	1.000	43
Chile (Republic of)/Aa3	6/20/2019	BOANA	3,300	(34)	1.000	3
Deere & Co./A2	6/20/2019	BOANA	10,000	(344)	1.000	(1)
Energy Transfer Partners
LP/Baa3	9/20/2018	JPMC	1,500	6	1.000	22
Ford Motor Company/Baa3	6/20/2019	DBAG	10,000	(1,878)	5.000	62
Kohls Corp./Baa1	9/20/2018	BOANA	4,500	74	1.000	51
Kohls Corp./Baa1	6/20/2018	JPMC	4,500	76	1.000	72
Malaysia (Federation of)/A3	6/20/2019	MSCS	5,000	15	1.000	6
Peru (Republic of)/Aa3	6/20/2019	JPMC	6,500	58	1.000	131
TJX Companies Inc./A3	6/20/2019	MSCS	10,000	(329)	1.000	(3)
Turkey (Republic of)/Baa3	6/20/2019	MSCS	5,000	238	1.000	7
Turkey (Republic of)/Baa3	6/20/2019	BARC	6,000	284	1.000	1
Verizon Communications
Inc./Baa1	6/20/2019	CSFBI	10,000	(184)	1.000	64
Wal-Mart Stores Inc./Aa2	6/20/2019	GSCM	10,000	(406)	1.000	(8)
				(2,423)		1,029

Credit Protection Purchased
Aetna Inc.	6/20/2019	BNPSW	3,000	91	1.000	—
Aetna Inc.	6/20/2019	BNPSW	6,000	158	1.000	(31)
Alcoa Inc.	6/20/2019	BOANA	2,545	(89)	1.000	(12)
Alcoa Inc.	6/20/2019	BOANA	3,815	(130)	1.000	(15)
Astrazeneca Plc	6/20/2019	BARC	9,000	304	1.000	(6)
Austria (Republic of)	9/20/2017	BNPSW	1,200	(20)	1.000	(54)
Baker Hughes Inc.	6/20/2019	MSCS	3,000	83	1.000	(1)
Baker Hughes Inc.	6/20/2019	GSCM	6,000	140	1.000	(38)
Bank of America Corp.	12/20/2014	BARC	3,130	(6)	1.000	(22)
Bank of America Corp.	12/20/2014	DBAG	3,130	(5)	1.000	(21)
Brazil (Federative Republic of)	12/20/2015	BOANA	1,500	(6)	1.000	(20)
Bristol-Myers Squibb Co.	6/20/2019	DBAG	9,000	332	1.000	(3)
Devon Energy Corporation	9/20/2018	BARC			1.000

			7,000	26		(159)
EI Du Pont De Nemours & Co.	9/20/2018	BNPSW	2,250	48	1.000	(23)
EI Du Pont De Nemours & Co.	9/20/2018	CSFBI	2,970	68	1.000	(25)
EI Du Pont De Nemours & Co.	9/20/2018	DBAG	2,250	48	1.000	(23)
EI Du Pont De Nemours & Co.	9/20/2018	BARC	2,250	48	1.000	(23)
EI Du Pont De Nemours & Co.	9/20/2018	GSCM	2,250	49	1.000	(22)
Encana Corp.	6/20/2019	GSCM	3,000	49	1.000	2
Encana Corp.	6/20/2019	DBAG	6,000	14	1.000	(92)
Federal Express Corp.	12/20/2018	GSCM	7,840	112	1.000	(52)
Halliburton Company	6/20/2019	JPMC	3,000	102	1.000	(2)
Halliburton Company	6/20/2019	GSCM	6,000	185	1.000	(30)
Korea (Republic of)	9/20/2018	JPMC	2,000	16	1.000	(28)
McKesson Corp.	3/20/2019	JPMC	6,360	220	1.000	3
McKesson Corp.	3/20/2019	JPMC	6,360	215	1.000	(2)
Mexico (United Mexican St)	12/20/2018	GSCM	3,100	(10)	1.000	(47)
Mexico (United Mexican St)	12/20/2018	GSCM	5,800	(13)	1.000	(84)
Mexico (United Mexican St)	12/20/2015	BOANA	1,500	(8)	1.000	(26)
Morgan Stanley	9/20/2015	BARC	4,400	(68)	1.000	(114)
Russian Federation	6/20/2019	GSCM	5,000	(353)	1.000	4
Toyota Industries Corporation	6/20/2019	GSCM	3,000	92	1.000	(11)
Toyota Mtr Corp.	6/20/2019	BOANA	6,000	201	1.000	(14)
Valero Energy Corp.	6/20/2019	BOANA	3,000	28	1.000	(1)
Valero Energy Corp.	6/20/2019	DBAG	6,000	40	1.000	(25)
Vodafone Group Plc	6/20/2019	MSCS	3,000	49	1.000	(2)
Vodafone Group Plc	6/20/2019	GSCM	6,000	105	1.000	(1)
Walt Disney Company (The)	6/20/2019	BARC	3,000	122	1.000	(1)
Walt Disney Company (The)	6/20/2019	DBAG	6,000	234	1.000	(19)
Wells Fargo & Company	3/20/2015	GSCM	4,400	(7)	1.000	(45)
				2,464		(1,085)
						(56)

The notional amount represents the maximum potential amount the Trust could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
MSCS—Morgan Stanley.
JPMC—JP Morgan Chase Bank.
RBS—Royal Bank of Scotland Group.

Centrally Cleared Interest Rate
Swaps

		Fixed
		Interest
		Rate	Floating Interest		Unrealized
	Notional	Receive	Rate Received		Appreciation
Termination	Amount	d (Paid)	(Paid)		(Depreciation)
Date Clearinghouse[1]	($000)	(%)	(%)		($000)
12/17/15	3,610	0.377	(0.151)	2	4
CME
12/17/15	1,330	0.359	(0.151)	2	1
CME
5/22/16	3,800	0.546	(0.236)	3	(1)
CME
12/10/16	8,355	0.656	(0.150)	2	(17)
LCH
1/15/17	3,050	0.770	(0.152)	2	—
CME
2/15/17	1,600	0.729	(0.152)	2	(3)
CME
5/17/17	3,900	1.036	(0.151)	2	14
CME
5/1/18	3,400	1.214	(0.152)	2	(14)
CME
3/15/19	5,135	1.701	(0.155)	2	16
CME
2/15/21	6,100	2.200	(0.152)	2	15
CME
1/25/23	4,500	2.560	(0.152)	2	17
CME
3/25/23	1,150	2.773	(0.152)	2	22
CME
					54

1 CME—Chicago Mercantile Exchange. LCH—London Clearing House.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Over the Counter Interest Rate Swaps
		Fixed	Floating
		Interest Rate	Interest Rate		Unrealized
	Notional	Received	Received		Appreciation
Termination	Amount	(Paid)	(Paid)		(Depreciation)
Date Counterparty[1]	($000)	(%)	(%)		($000)
5/15/14 GSCM	1,000	1.528	(0.152)	2	1

5/16/14	WFC	8,640	1.083	(0.236)	3	3
6/15/14	WFC	4,400	2.338	(0.152)	2	12
6/15/14	WFC	1,200	1.150	(0.152)	2	2
6/15/14	WFC	40	2.577	(0.152)	2	—
8/15/14	JPMC	1,825	1.501	(0.152)	2	7
10/15/14	WFC	6,455	1.130	(0.152)	2	29
12/15/14	GSCM	1,058	0.553	(0.152)	2	3
1/25/15	BARC	6,400	0.313	(0.152)	2	7
2/17/15	GSCM	14,170	2.555	(0.236)	3	261
3/24/15	GSCM	1,520	2.910	(0.152)	2	37
7/15/15	CSFBI	12,100	0.393	(0.152)	2	26
8/15/15	GSCM	53,730	1.588	(0.152)	2	940
10/20/15	BOANA	10,000	0.390	(0.152)	2	18
10/21/15	WFC	18,475	1.485	(0.228)	3	309
2/15/16	WFC	9,000	0.450	(0.152)	2	12
2/15/16	GSCM	9,000	0.448	(0.152)	2	12
2/15/16	BOANA	4,000	0.450	(0.152)	2	6
2/22/16	BNPSW	1,855	0.522	(0.236)	3	3
5/16/16	GSCM	10,800	0.434	(0.152)	2	(8)
5/16/16	GSCM	5,400	0.451	(0.152)	2	(2)
5/19/16	WFC	3,560	1.454	(0.236)	3	55
6/15/16	BOANA	7,057	0.299	(0.152)	2	4
10/25/16	WFC	15,200	1.714	(0.229)	3	367
1/15/17	BARC	1,130	2.971	(0.152)	2	67
2/15/17	WFC	625	3.373	(0.152)	2	44
2/15/17	GSCM	365	3.433	(0.152)	2	27
2/15/17	BARC	1,490	3.180	(0.152)	2	98
2/15/17	WFC	950	2.407	(0.152)	2	42
2/15/17	BOANA	12,650	1.875	(0.152)	2	375
2/15/17	WFC	400	0.714	(0.152)	2	(1)
2/15/17	WFC	5,700	2.407	(0.152)	2	253
2/15/17	BARC	1,145	2.287	(0.152)	2	47
4/20/17	GSCM	13,000	0.960	(0.152)	2	28
5/5/17	BOANA	4,555	0.876	(0.152)	2	(4)
9/15/17	GSCM	4,850	3.520	(0.152)	2	397
9/15/17	WFC	1,100	2.345	(0.152)	2	47
9/15/17	BARC	5,400	3.363	(0.152)	2	413
9/15/17	BOANA	5,910	0.755	(0.152)	2	(62)
9/15/17	GSCM	7,295	2.533	(0.152)	2	356
10/16/17	WFC	7,000	0.750	(0.152)	2	(85)
12/15/17	GSCM	6,000	0.788	(0.152)	2	(83)

2/15/18	BARC	18,000	0.923	(0.152)	2	(214)
3/15/18	BOANA	13,000	0.944	(0.152)	2	(200)
5/24/18	BNPSW	10,000	0.984	(0.152)	2	(144)
8/15/18	BNPSW	5,400	0.715	(0.152)	2	(61)
3/15/19	GSCM	4,990	1.399	(0.152)	2	(56)
4/25/19	WFC	11,550	2.053	(0.227)	3	300
4/25/19	WFC	5,500	2.756	(0.229)	3	217
4/25/20	JPMC	28,610	3.024	(0.229)	3	1610
4/25/20	GSCM	4,365	2.794	(0.229)	3	175
4/1/21	WFC	5,863	0.965	(0.152)	2	(120)
6/25/21	GSCM	5,720	3.143	(0.233)	3	346
10/25/21	WFC	6,500	3.328	(0.229)	3	453
11/25/22	UBSAG	3,207	2.491	(0.235)	3	100
11/25/22	BARC	17,900	2.758	(0.235)	3	800
1/25/23	WFC	3,000	3.144	(0.229)	3	175
7/25/23	BARC	24,625	3.483	(0.229)	3	1868
						9,312

1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
UBSAG—UBS AG.
WFC—Wells Fargo Bank N.A.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Cross-Currency Swaps

				Notional	Notional
				Amount of	Amount of		Unrealized
				Currency	Currency	Market	Appreciation
Fixed Interest	Fixed Interest	Termination		Received	Delivered	Value	(Depreciation)
Rate Received	Rate Paid	Date	Counterparty[1]	($000)	(000)	($000)	($000)

USD 3.021%	EUR 2.000%	1/14/19	MSCS	10,696	EUR 7,750	(41)	(41)

USD 4.076%	EUR 2.750%	8/2/22	MSCS	6,897	EUR 5,000	(9)	(9)

USD 3.180%	EUR 1.900%	4/8/22	BARC	9,666	EUR 7,000	(6)	(6)

USD 3.776%	EUR 2.50%	11/18/20	MSCS	8,221	EUR 6,000	(93)	(93)
USD 4.750%	EUR 3.500%	10/4/21	JPMC	3,452	EUR 2,500	(37)	(37)
USD 3.897%	EUR 2.625%	1/15/24	MSCS	5,528	EUR 4,000	(13)	(13)
USD 5.502%	GBP 5.250%	9/14/27	MSCS	8,061	GBP 4,800	(95)	(95)
						(294)	(294)

BARC—Barclays
1 Bank plc.
JPMC—JP
Morgan Chase
Bank.
MSCS—Morgan
Stanley Capital
Services LLC.

EUR—Euro.
GBP—British
Pound.

At April 30, 2014, counterparties had deposited in segregated accounts securities with a value of $30,181,000 in connection with open swap contracts. In the event of default or bankruptcy by a counterparty, the fund may sell or retain the securities, however such action may be subject to legal proceedings.

G. At April 30, 2014, the cost of investment securities for tax purposes was $16,676,358,000. Net unrealized appreciation of investment securities for tax purposes was $422,460,000, consisting of unrealized gains of $595,164,000 on securities that had risen in value since their purchase and $172,704,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: June 19, 2014
VANGUARD FIXED INCOME SECURITIES FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: June 19, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.